UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Active International Allocation Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Active International Allocation Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$1,076.20	$1,020.38	$4.58	$4.46	0.89%
Active International Allocation Portfolio Class A	1,000.00	1,074.60	1,018.99	6.02	5.86	1.17
Active International Allocation Portfolio Class L	1,000.00	1,071.60	1,016.31	8.78	8.55	1.71
Active International Allocation Portfolio Class C	1,000.00	1,070.20	1,014.93	10.21	9.94	1.99
Active International Allocation Portfolio Class IS	1,000.00	1,076.70	1,020.63	4.33	4.21	0.84
Active International Allocation Portfolio Class IR	1,000.00	1,076.70	1,020.63	4.33	4.21	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (2.1%)
Despegar.com Corp. (a)	399,550	$5,278
Belgium (1.0%)
Anheuser-Busch InBev SA N.V.	35,666	2,572
Brazil (1.4%)
Ambev SA ADR (b)	992,621	3,415
Canada (6.4%)
Agnico Eagle Mines Ltd.	39,382	2,382
Altus Group Ltd. (b)	25,941	1,202
Cameco Corp.	37,683	723
First Quantum Minerals Ltd.	358,254	8,257
Gildan Activewear, Inc.	43,068	1,589
Teck Resources Ltd., Class B	75,688	1,744
		15,897
China (6.5%)
Alibaba Group Holding Ltd. ADR (a)	27,107	6,147
China Resources Beer Holdings Co., Ltd. (c)	150,000	1,347
Tencent Holdings Ltd. (c)	57,100	4,295
Tencent Music Entertainment Group ADR (a)	53,366	826
Trip.com Group Ltd. ADR (a)	58,933	2,090
Yum China Holdings, Inc.	23,000	1,524
		16,229
Denmark (1.7%)
Drilling Co of 1972 A/S (The) (a)	25,313	1,057
Novo Nordisk A/S Series B	37,166	3,114
		4,171
France (8.6%)
Air Liquide SA	7,560	1,324
Airbus SE (a)	26,842	3,451
Capgemini SE	10,908	2,095
Dassault Systemes SE	5,613	1,361
EssilorLuxottica SA	76	14
Hermes International	463	675
Kering SA	2,026	1,771
L'Oreal SA (BSRM)	3,731	1,663
Legrand SA	6,555	694
LVMH Moet Hennessy Louis Vuitton SE	1,997	1,566
Pernod Ricard SA	6,591	1,463
Remy Cointreau SA	3,053	630
Sanofi	11,120	1,165
Ubisoft Entertainment SA (a)	26,061	1,824
Vivendi SE (b)	48,795	1,639
		21,335
Germany (7.0%)
Bayer AG (Registered)	76,678	4,656
CTS Eventim AG & Co. KGaA (a)	28,509	1,781
Duerr AG	9,388	357
Infineon Technologies AG	39,415	1,581
Jungheinrich AG (Preference)	31,250	1,527
KION Group AG	15,048	1,604
	Shares	Value (000)
Linde PLC (a)	9,321	$2,690
Siemens Healthineers AG	53,094	3,254
		17,450
India (3.3%)
Apollo Hospitals Enterprise Ltd.	45,661	2,224
ICICI Bank Ltd. (a)	129,188	1,096
ICICI Prudential Life Insurance Co., Ltd.	144,760	1,193
Maruti Suzuki India Ltd.	12,004	1,214
Reliance Industries Ltd.	48,168	1,368
State Bank of India	182,705	1,030
		8,125
Ireland (0.4%)
Kerry Group PLC, Class A	6,696	935
Japan (9.2%)
FANUC Corp.	5,150	1,242
Hoya Corp.	7,800	1,034
Keyence Corp.	5,600	2,826
Murata Manufacturing Co., Ltd.	8,700	664
Nexon Co., Ltd.	10,100	225
Nikon Corp.	448,300	4,782
Nintendo Co., Ltd.	1,808	1,052
Shimano, Inc.	4,350	1,032
Shiseido Co., Ltd.	10,300	757
SMC Corp.	2,105	1,244
Sony Group Corp.	32,993	3,212
Sony Group Corp. ADR	25,250	2,455
Tokyo Electron Ltd.	3,900	1,688
Unicharm Corp.	13,300	535
		22,748
Korea, Republic of (3.5%)
Samsung Electronics Co., Ltd.	104,272	7,472
SK Hynix, Inc.	10,956	1,241
		8,713
Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—	@
Netherlands (4.3%)
Akzo Nobel N.V.	11,933	1,474
ASML Holding N.V.	5,084	3,493
Koninklijke Philips N.V.	92,227	4,570
Wolters Kluwer N.V.	10,871	1,092
		10,629
Norway (1.3%)
Adevinta ASA (a)	137,328	2,632
Subsea 7 SA	60,874	584
		3,216
Poland (1.1%)
Allegro.eu SA (a)	159,781	2,750
Singapore (8.6%)
Sea Ltd. ADR (a)	78,174	21,467

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
South Africa (0.8%)
Impala Platinum Holdings Ltd.	61,784	$1,019
Sibanye Stillwater Ltd.	219,946	919
Thungela Resources Ltd. (a)(b)	7,820	21
		1,959
Spain (1.3%)
Amadeus IT Group SA (a)	47,731	3,357
Sweden (1.3%)
Atlas Copco AB, Class A	6,146	376
Epiroc AB, Class A	25,544	582
Telefonaktiebolaget LM Ericsson, Class B	181,320	2,279
		3,237
Switzerland (1.3%)
Givaudan SA (Registered)	246	1,144
Nestle SA (Registered)	16,605	2,068
		3,212
Taiwan (3.5%)
Airtac International Group	32,000	1,235
Taiwan Semiconductor Manufacturing Co., Ltd.	212,000	4,527
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	2,919
		8,681
United Kingdom (13.9%)
Anglo American PLC	78,214	3,108
AstraZeneca PLC	26,912	3,232
Diageo PLC	59,312	2,840
Experian PLC	84,897	3,272
Glencore PLC (a)	2,072,444	8,871
Intertek Group PLC	3,793	290
Keywords Studios PLC (a)	52,066	1,793
Ryanair Holdings PLC ADR (a)	25,057	2,711
Sage Group PLC (The)	72,435	686
Unilever PLC	38,935	2,279
Unilever PLC ADR	21,923	1,283
Unilever PLC CVA	61,315	3,588
Weir Group PLC (The) (a)	25,917	664
		34,617
United States (10.5%)
Air Products & Chemicals, Inc.	4,116	1,184
Booking Holdings, Inc. (a)	1,006	2,201
Charles River Laboratories International, Inc. (a)	5,346	1,978
Cognex Corp.	7,900	664
Estee Lauder Cos., Inc. (The), Class A	5,577	1,774
Farfetch Ltd., Class A (a)	123,637	6,226
Medtronic PLC	15,251	1,893
Mondelez International, Inc., Class A	17,409	1,087
Newmont Corp. (NYSE)	64,750	4,104
Newmont Corp. (TSX)	29,323	1,859
Schlumberger N.V.	46,230	1,480
Vertex Pharmaceuticals, Inc. (a)	8,100	1,633
		26,083
Total Common Stocks (Cost $153,534)		246,076
	Shares	Value (000)
Investment Company (0.4%)
United States (0.4%)
Morgan Stanley China A Share Fund, Inc. (See Note G) (Cost $1,067)	46,002	$1,052
Short-Term Investments (0.1%)
Securities held as Collateral on Loaned Securities (0.0%) (d)
Investment Company (0.0%) (d)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	45,858	46
	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $2; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $2)	$2	2
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $6; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $6)	6	6
		8
Total Securities held as Collateral on Loaned Securities (Cost $54)		54
	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $172)	171,691	172
Total Short-Term Investments (Cost $226)		226
Total Investments (99.5%) (Cost $154,827) Including $6,172 of Securities Loaned (f)(g)		247,354
Other Assets in Excess of Liabilities (0.5%)		1,196
Net Assets (100.0%)		$248,550

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  Amount is less than 0.05%.

(e)  At June 30, 2021, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

(g)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,265,000 and the aggregate gross unrealized depreciation is approximately $4,797,000, resulting in net unrealized appreciation of approximately $92,468,000.

ADR  American Depositary Receipt.

BSRM  Berlin Second Regulated Market.

CVA  Certificaten Van Aandelen.

NYSE  New York Stock Exchange.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,936	9/16/21	$44
State Street Bank and Trust Co.		$2,668	GBP	1,894	9/16/21	(49)
State Street Bank and Trust Co.		$1,934	JPY	212,626	9/16/21	(18)
						$(23)

Futures Contract:

The Fund had the following futures contract open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Depreciation (000)
Long:
DAX Index (Germany)	8	Sep-21	EUR	—	@	$3,682	$(36)

@    Amount is less than $500.

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.1%
Metals & Mining	13.0
Entertainment	11.7
Internet & Direct Marketing Retail	7.0
Semiconductors & Semiconductor Equipment	6.2
Beverages	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contract with a value of approximately $3,682,000 and a total unrealized depreciation of approximately $36,000. Also does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $23,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $153,542)	$246,084
Investment in Securities of Affiliated Issuers, at Value (Cost $1,285)	1,270
Total Investments in Securities, at Value (Cost $154,827)	247,354
Foreign Currency, at Value (Cost $95)	91
Cash from Securities Lending	2
Receivable for Fund Shares Sold	1,382
Tax Reclaim Receivable	417
Receivable for Variation Margin on Futures Contracts	256
Dividends Receivable	114
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	44
Receivable from Affiliate	—	@
Other Assets	97
Total Assets	249,757
Liabilities:
Payable for Fund Shares Redeemed	445
Payable for Advisory Fees	380
Deferred Capital Gain Country Tax	108
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	67
Collateral on Securities Loaned, at Value	56
Payable for Professional Fees	36
Payable for Shareholder Services Fees — Class A	15
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Custodian Fees	18
Payable for Administration Fees	17
Payable for Sub Transfer Agency Fees — Class I	10
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	42
Total Liabilities	1,207
Net Assets	$248,550
Net Assets Consist of:
Paid-in-Capital	$145,534
Total Distributable Earnings	103,016
Net Assets	$248,550

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$167,344
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,170,179
Net Asset Value, Offering and Redemption Price Per Share	$20.48
CLASS A:
Net Assets	$74,451
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,565,379
Net Asset Value, Redemption Price Per Share	$20.88
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.16
Maximum Offering Price Per Share	$22.04
CLASS L:
Net Assets	$5,968
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	288,933
Net Asset Value, Offering and Redemption Price Per Share	$20.65
CLASS C:
Net Assets	$748
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	36,361
Net Asset Value, Offering and Redemption Price Per Share	$20.57
CLASS IS:
Net Assets	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,150
Net Asset Value, Offering and Redemption Price Per Share	$20.50
CLASS IR:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	735
Net Asset Value, Offering and Redemption Price Per Share	$20.50
(1) Including: Securities on Loan, at Value:	$6,172

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $204 of Foreign Taxes Withheld)	$1,621
Dividends from Securities of Affiliated Issuers (Note G)	— @
Total Investment Income	1,621
Expenses:
Advisory Fees (Note B)	767
Shareholder Services Fees — Class A (Note D)	90
Distribution and Shareholder Services Fees — Class L (Note D)	22
Distribution and Shareholder Services Fees — Class C (Note D)	3
Administration Fees (Note C)	94
Sub Transfer Agency Fees — Class I	42
Sub Transfer Agency Fees — Class A	25
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Professional Fees	62
Registration Fees	34
Custodian Fees (Note F)	26
Shareholder Reporting Fees	14
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	4
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	1,210
Waiver of Advisory Fees (Note B)	(13)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	1,180
Net Investment Income	441
Realized Gain (Loss):
Investments Sold	18,488
Investments in Affiliates	(10)
Foreign Currency Forward Exchange Contracts	31
Foreign Currency Translation	(2)
Futures Contracts	1
Options Written	(3,753)
Net Realized Gain	14,755
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $108)	703
Investments in Affiliates	49
Foreign Currency Forward Exchange Contracts	(74)
Foreign Currency Translation	(33)
Futures Contracts	(36)
Options Written	1,291
Net Change in Unrealized Appreciation (Depreciation)	1,900
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	16,655
Net Increase in Net Assets Resulting from Operations	$17,096

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$441	$223
Net Realized Gain	14,755	1,228
Net Change in Unrealized Appreciation (Depreciation)	1,900	49,406
Net Increase in Net Assets Resulting from Operations	17,096	50,857
Dividends and Distributions to Shareholders:
Class I	—	(57)
Class A	—	(26)
Class L	—	(2)
Class C	—	(— @)
Class IS	—	(— @)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(85)
Capital Share Transactions:(1)
Class I:
Subscribed	41,045	13,746
Distributions Reinvested	—	57
Redeemed	(31,291)	(28,630)
Class A:
Subscribed	7,716	5,120
Distributions Reinvested	—	26
Redeemed	(7,561)	(9,666)
Class L:
Exchanged	—	334
Distributions Reinvested	—	2
Redeemed	(154)	(637)
Class C:
Subscribed	582	83
Distributions Reinvested	—	— @
Redeemed	(4)	(5)
Class IS:
Subscribed	13	—
Distributions Reinvested	—	— @
Redeemed	(4)	—
Class IR:
Distributions Reinvested	—	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,342	(19,570)
Total Increase in Net Assets	27,438	31,202
Net Assets:
Beginning of Period	221,112	189,910
End of Period	$248,550	$221,112

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,063	915
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(1,568)	(1,939)
Net Increase (Decrease) in Class I Shares Outstanding	495	(1,021)
Class A:
Shares Subscribed	381	323
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(373)	(672)
Net Increase (Decrease) in Class A Shares Outstanding	8	(348)
Class L:
Shares Exchanged	—	29
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(8)	(44)
Net Decrease in Class L Shares Outstanding	(8)	(15)
Class C:
Shares Subscribed	29	4
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(— @@)	(—	@@)
Net Increase in Class C Shares Outstanding	29	4
Class IS:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(— @@)	—
Net Increase in Class IS Shares Outstanding	— @@	—	@@
Class IR:
Shares Issued on Distributions Reinvested	—	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.03		$14.59		$12.07		$14.46		$11.83		$12.20
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.04		0.16		0.23		0.19		0.26
Net Realized and Unrealized Gain (Loss)	1.40		4.41		2.54		(2.41)		2.74		(0.34)
Total from Investment Operations	1.45		4.45		2.70		(2.18)		2.93		(0.08)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.18)		(0.21)		(0.30)		(0.29)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.48		$19.03		$14.59		$12.07		$14.46		$11.83
Total Return(4)	7.62	%(6)	30.48%		22.41%		(15.14)%		24.76%		(0.67)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$167,344		$146,087		$126,860		$119,925		$155,550		$169,589
Ratio of Expenses Before Expense Limitation	0.92	%(7)	1.02%		0.97%		0.97%		1.14%		0.94%
Ratio of Expenses After Expense Limitation	0.89	%(5)(7)	0.89	%(5)	0.89	%(5)	0.88	%(5)	0.88	%(5)	0.76	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.89	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.48	%(5)(7)	0.24	%(5)	1.22	%(5)	1.67	%(5)	1.44	%(5)	2.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	19	%(6)	37%		34%		43%		22%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.13% higher and the Ratio of Net Investment Income would have been 0.13% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.43		$14.94		$12.36		$14.79		$12.10		$12.47
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.01)		0.11		0.19		0.14		0.21
Net Realized and Unrealized Gain (Loss)	1.43		4.51		2.61		(2.46)		2.80		(0.34)
Total from Investment Operations	1.45		4.50		2.72		(2.27)		2.94		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.14)		(0.16)		(0.25)		(0.24)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.88		$19.43		$14.94		$12.36		$14.79		$12.10
Total Return(4)	7.46	%(6)	30.10%		22.00%		(15.38)%		24.29%		(1.05)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$74,451		$69,135		$58,339		$50,726		$65,710		$56,934
Ratio of Expenses Before Expense Limitation	1.19	%(7)	1.31%		1.25%		1.26%		1.48%		1.32%
Ratio of Expenses After Expense Limitation	1.17	%(5)(7)	1.19	%(5)	1.22	%(5)	1.19	%(5)	1.23	%(5)	1.14	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.19	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.19	%(5)(7)	(0.06	)%(5)	0.82	%(5)	1.37	%(5)	1.02	%(5)	1.79	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	19	%(6)	37%		34%		43%		22%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.10% higher and the Ratio of Net Investment Income would have been 0.10% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.27		$14.90		$12.32		$14.73		$12.04		$12.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.09)		0.05		0.13		0.07		0.14
Net Realized and Unrealized Gain (Loss)	1.42		4.47		2.59		(2.46)		2.79		(0.35)
Total from Investment Operations	1.38		4.38		2.64		(2.33)		2.86		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.06)		(0.08)		(0.17)		(0.16)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.65		$19.27		$14.90		$12.32		$14.73		$12.04
Total Return(4)	7.16	%(6)	29.38%		21.43%		(15.87)%		23.80%		(1.68)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,968		$5,718		$4,644		$4,375		$6,463		$6,053
Ratio of Expenses Before Expense Limitation	1.73	%(7)	1.86%		1.81%		1.76%		2.07%		1.93%
Ratio of Expenses After Expense Limitation	1.71	%(5)(7)	1.74	%(5)	1.74	%(5)	1.69	%(5)	1.73	%(5)	1.74	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.74	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.35	)%(5)(7)	(0.61	)%(5)	0.35	%(5)	0.92	%(5)	0.54	%(5)	1.20	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	(0.01)%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	19	%(6)	37%		34%		43%		22%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.22		$14.89		$12.34		$14.77		$12.15		$12.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.12)		0.00	(3)	0.09		(0.00	)(3)	0.14
Net Realized and Unrealized Gain (Loss)	1.40		4.46		2.59		(2.45)		2.83		(0.37)
Total from Investment Operations	1.35		4.34		2.59		(2.36)		2.83		(0.23)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.04)		(0.07)		(0.21)		—
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.57		$19.22		$14.89		$12.34		$14.77		$12.15
Total Return(4)	7.02	%(6)	29.13%		21.03%		(16.04)%		23.42%		(1.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$748		$144		$45		$42		$23		$9
Ratio of Expenses Before Expense Limitation	2.25	%(7)	5.66%		7.49%		7.18%		20.06%		8.58%
Ratio of Expenses After Expense Limitation	1.99	%(5)(7)	1.99	%(5)	1.99	%(5)	1.98	%(5)	1.97	%(5)	1.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.99	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.52	)%(5)(7)	(0.81	)%(5)	0.03	%(5)	0.67	%(5)	(0.03	)%(5)	1.19	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.02%		0.03%		0.01%
Portfolio Turnover Rate	19	%(6)	37%		34%		43%		22%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.04		0.00	(3)
Net Realized and Unrealized Gain	1.41		4.42		0.98
Total from Investment Operations	1.46		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.18)
Net Asset Value, End of Period	$20.50		$19.04		$14.59
Total Return(4)	7.67	%(6)	30.55%		7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24		$14		$11
Ratio of Expenses Before Expense Limitation	11.02	%(7)	21.16%		14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(5)(7)	0.84	%(5)	0.84	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A%		0.84	%(5)	N/A%
Ratio of Net Investment Income	0.26	%(5)(7)	0.28	%(5)	0.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	19	%(6)	37%		34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Active International Allocation Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.04		0.00	(3)
Net Realized and Unrealized Gain on Investments	1.41		4.42		0.98
Total from Investment Operations	1.46		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.18)
Net Asset Value, End of Period	$20.50		$19.04		$14.59
Total Return(4)	7.67	%(6)	30.55%		7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$15		$14		$11
Ratio of Expenses Before Expense Limitation	12.64	%(7)	20.70%		14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(5)(7)	0.84	%(5)	0.84	%(5)(7)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.84	%(5)	N/A
Ratio of Net Investment Income	0.52	%(5)(7)	0.29	%(5)	0.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	19	%(6)	37%		34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser determines

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,451	$—	$—		$3,451
Airlines	2,711	—	—		2,711
Automobiles	1,214	—	—		1,214
Banks	2,126	—	—		2,126
Beverages	12,267	—	—		12,267
Biotechnology	1,633	—	—		1,633
Chemicals	7,816	—	—		7,816
Communications Equipment	2,279	—	—		2,279
Electrical Equipment	694	—	—		694
Electronic Equipment, Instruments & Components	4,154	—	—		4,154
Energy Equipment & Services	3,121	—	—		3,121
Entertainment	28,814	—	—		28,814
Food Products	4,090	—	—		4,090
Health Care Equipment & Supplies	10,751	—	—		10,751
Health Care Providers & Services	2,224	—	—		2,224
Hotels, Restaurants & Leisure	9,003	—	—		9,003
Household Durables	10,449	—	—		10,449
Household Products	535	—	—		535
Information Technology Services	7,245	—	—		7,245
Insurance	1,193	—	—		1,193
Interactive Media & Services	6,927	—	—		6,927
Internet & Direct Marketing Retail	17,213	—	—		17,213
Leisure Products	1,032	—	—		1,032
Life Sciences Tools & Services	1,978	—	—		1,978
Machinery	8,831	—	—		8,831
Metals & Mining	32,263	—	—		32,263
Oil, Gas & Consumable Fuels	2,112	—	—		2,112
Personal Products	11,344	—	—		11,344
Pharmaceuticals	12,167	—	—		12,167
Professional Services	4,654	—	—		4,654
Real Estate Management & Development	1,202	—	—	@	1,202
Semiconductors & Semiconductor Equipment	15,449	—	—		15,449
Software	2,047	—	—		2,047
Tech Hardware, Storage & Peripherals	7,472	—	—		7,472
Textiles, Apparel & Luxury Goods	5,615	—	—		5,615
Total Common Stocks	246,076	—	—	@	246,076
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$1,052	$—	$—		$1,052
Short-Term Investments
Investment Company	218	—	—		218
Repurchase Agreements	—	8	—		8
Total Short-Term Investments	218	8	—		226
Foreign Currency Forward Exchange Contract	—	44	—		44
Total Assets	247,346	52	—	@	247,398
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(67)	—		(67)
Futures Contract	(36)	—	—		(36)
Total Liabilities	(36)	(67)	—		(103)
Total	$247,310	$(15)	$—	@	$247,295

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—	@

@  Value is less than $500.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

As of June 30, 2021, the Fund did not have any outstanding purchased options.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$44
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(67)
Future Contract	Variation Margin on Future Contract	Equity Risk	(36	)(a)
Total			$(103)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$31
Equity Risk	Futures Contracts	1
Currency Risk	Investments (Purchased Options)	(665	)(b)
Currency Risk	Written Options	(3,753)
Total		$(4,386)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(74)
Equity Risk	Futures Contracts	(36)
Currency Risk	Written Options	1,291
Total		$1,181

(b) Amounts are included in Investments Sold in the Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(c)	Assets(d) (000)	Liabilities(d) (000)
Foreign Currency Forward Exchange Contracts	$44	$(67)

(c) Excludes exchange-traded derivatives.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repur-
chase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$44	$—	$—	$44
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$67	$—	$—	$67

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$7,887,000
Futures Contracts:
Average monthly notional value	$19,611,000
Purchased Options:
Average monthly notional amount	17,000
Written Options:
Average monthly notional amount	20,000

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,172	(e)	$—	$(6,172	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $56,000, of which approximately $54,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $2,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,614,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$56	$—	$—	$—	$56
Total Borrowings	$56	$—	$—	$—	$56
Gross amount of recognized liabilities for securities lending transactions					$56

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.63% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class IS shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $13,000 of advisory fees were waived and approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $51,346,000 and $44,825,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Morgan Stanley China A Share Fund, Inc.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,074	$36,623	$37,479	$—	@
Morgan Stanley China A Share Fund, Inc.	1,260	—	247	—
Total	$2,334	$36,623	$37,726	$—	@
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$218
Morgan Stanley China A Share Fund	(10)	49	1,052
Total	$(10)	$49	$1,270

@ Value is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$85	$2,134

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $3,422,000, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended

December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,602,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2020, the Fund intends to defer to January 1, 2021 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$21	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
3691814 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,085.00	$1,020.58	$4.39	$4.26	0.85%
Advantage Portfolio Class A	1,000.00	1,083.50	1,019.29	5.73	5.56	1.11
Advantage Portfolio Class L	1,000.00	1,084.60	1,020.23	4.76	4.61	0.92
Advantage Portfolio Class C	1,000.00	1,079.60	1,015.72	9.44	9.15	1.83
Advantage Portfolio Class IS	1,000.00	1,085.50	1,021.03	3.93	3.81	0.76

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Aerospace & Defense (2.1%)
HEICO Corp., Class A	176,414	$21,907
Entertainment (5.3%)
Activision Blizzard, Inc.	167,125	15,950
Spotify Technology SA (a)	138,508	38,172
		54,122
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	60,042	23,757
Health Care Equipment & Supplies (5.8%)
Danaher Corp.	41,714	11,195
Intuitive Surgical, Inc. (a)	52,872	48,623
		59,818
Health Care Technology (4.9%)
Veeva Systems, Inc., Class A (a)	162,281	50,461
Industrial Conglomerates (1.0%)
Roper Technologies, Inc.	21,673	10,191
Information Technology Services (25.8%)
Adyen N.V. (Netherlands) (a)	6,021	14,711
Okta, Inc. (a)	106,532	26,066
PayPal Holdings, Inc. (a)	56,704	16,528
Shopify, Inc., Class A (Canada) (a)	42,959	62,762
Snowflake, Inc., Class A (a)	148,193	35,833
Square, Inc., Class A (a)	217,584	53,047
Twilio, Inc., Class A (a)	144,574	56,986
		265,933
Interactive Media & Services (16.3%)
Facebook, Inc., Class A (a)	44,234	15,381
IAC/InterActiveCorp (a)	145,464	22,426
Match Group, Inc. (a)	100,306	16,174
Snap, Inc., Class A (a)	391,202	26,656
Twitter, Inc. (a)	871,471	59,966
Vimeo, Inc. (a)	236,160	11,572
ZoomInfo Technologies, Inc., Class A (a)	293,850	15,330
		167,505
Internet & Direct Marketing Retail (9.5%)
Amazon.com, Inc. (a)	13,235	45,530
Chewy, Inc., Class A (a)	137,498	10,960
Farfetch Ltd., Class A (a)	353,869	17,821
Wayfair, Inc., Class A (a)	76,097	24,025
		98,336
Metals & Mining (0.3%)
Royal Gold, Inc.	22,769	2,598
Pharmaceuticals (3.2%)
Royalty Pharma PLC, Class A	540,240	22,145
Zoetis, Inc.	57,487	10,713
		32,858
Road & Rail (2.4%)
Uber Technologies, Inc. (a)	497,705	24,945
	Shares	Value (000)
Semiconductors & Semiconductor Equipment (2.5%)
ASML Holding N.V. (Netherlands)	37,538	$25,933
Software (15.1%)
Avalara, Inc. (a)	65,197	10,549
Coupa Software, Inc. (a)	71,293	18,687
Datadog, Inc., Class A (a)	149,093	15,517
DocuSign, Inc. (a)	61,286	17,134
salesforce.com, Inc. (a)	61,793	15,094
ServiceNow, Inc. (a)	28,972	15,921
Workday, Inc., Class A (a)	97,163	23,197
Zoom Video Communications, Inc., Class A (a)	101,072	39,118
		155,217
Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc. (a)	26,291	9,595
Total Common Stocks (Cost $621,715)		1,003,176
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $5,707)	113,571	3,385
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $34,365)	34,364,930	34,365
Total Investments Excluding Purchased Options (101.0%) (Cost $659,467)		1,040,926
Total Purchased Options Outstanding (0.0%) (b) (Cost $3,990)		224
Total Investments (101.0%) (Cost $665,777) (c)		1,041,150
Liabilities in Excess of Other Assets (–1.0%)		(10,482)
Net Assets (100.0%)		$1,030,668

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $384,313,000 and the aggregate gross unrealized depreciation is approximately $8,940,000, resulting in net unrealized appreciation of approximately $375,373,000.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	121,426,064	121,426	$—	@	$734	$(734)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	169,591,626	169,592	70		905	(835)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	140,421,482	140,421	14		763	(749)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	177,160,838	177,161	140		880	(740)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	133,439,457	133,439	—	@	708	(708)
							$224		$3,990	$(3,766)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	25.6%
Other*	23.1
Interactive Media & Services	16.1
Software	14.9
Internet & Direct Marketing Retail	9.4
Health Care Equipment & Supplies	5.7
Entertainment	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $631,412)	$1,006,785
Investment in Security of Affiliated Issuer, at Value (Cost $34,365)	34,365
Total Investments in Securities, at Value (Cost $665,777)	1,041,150
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	1,309
Receivable for Investments Sold	625
Dividends Receivable	25
Tax Reclaim Receivable	23
Receivable from Affiliate	—	@
Other Assets	145
Total Assets	1,043,278
Liabilities:
Payable for Investments Purchased	9,385
Payable for Advisory Fees	1,470
Payable for Fund Shares Redeemed	941
Due to Broker	528
Payable for Shareholder Services Fees — Class A	27
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	63
Payable for Administration Fees	64
Payable for Sub Transfer Agency Fees — Class I	42
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Professional Fees	32
Payable for Custodian Fees	10
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Organization Costs for Subsidiary	3
Other Liabilities	33
Total Liabilities	12,610
Net Assets	$1,030,668
Net Assets Consist of:
Paid-in-Capital	$555,585
Total Distributable Earnings	475,083
Net Assets	$1,030,668

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$762,086
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,232,448
Net Asset Value, Offering and Redemption Price Per Share	$46.95
CLASS A:
Net Assets	$139,147
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,056,342
Net Asset Value, Redemption Price Per Share	$45.53
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.52
Maximum Offering Price Per Share	$48.05
CLASS L:
Net Assets	$5,334
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	114,276
Net Asset Value, Offering and Redemption Price Per Share	$46.68
CLASS C:
Net Assets	$79,896
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,830,025
Net Asset Value, Offering and Redemption Price Per Share	$43.66
CLASS IS:
Net Assets	$44,205
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	938,155
Net Asset Value, Offering and Redemption Price Per Share	$47.12

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$711
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	713
Expenses:
Advisory Fees (Note B)	2,979
Shareholder Services Fees — Class A (Note D)	165
Distribution and Shareholder Services Fees — Class L (Note D)	19
Distribution and Shareholder Services Fees — Class C (Note D)	370
Sub Transfer Agency Fees — Class I	347
Sub Transfer Agency Fees — Class A	67
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	23
Administration Fees (Note C)	372
Professional Fees	62
Registration Fees	51
Shareholder Reporting Fees	18
Custodian Fees (Note F)	15
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	5
Organization Costs for Subsidiary	3
Pricing Fees	2
Other Expenses	15
Total Expenses	4,528
Reimbursement of Class Specific Expenses — Class I (Note B)	(34)
Distribution Fees — Class L Shares Waived (Note D)	(18)
Rebate from Morgan Stanley Affiliate (Note G)	(11)
Net Expenses	4,465
Net Investment Loss	(3,752)
Realized Gain (Loss):
Investments Sold	51,217
Foreign Currency Translation	(3)
Net Realized Gain	51,214
Change in Unrealized Appreciation (Depreciation):
Investments	28,056
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	28,055
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	79,269
Net Increase in Net Assets Resulting from Operations	$75,517

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,752)	$(4,226)
Net Realized Gain	51,214	98,701
Net Change in Unrealized Appreciation (Depreciation)	28,055	270,286
Net Increase in Net Assets Resulting from Operations	75,517	364,761
Dividends and Distributions to Shareholders:
Class I	—	(31,922)
Class A	—	(6,564)
Class L	—	(269)
Class C	—	(3,709)
Class IS	—	(2,037)
Total Dividends and Distributions to Shareholders	—	(44,501)
Capital Share Transactions:(1)
Class I:
Subscribed	191,680	287,542
Distributions Reinvested	—	30,715
Redeemed	(141,172)	(193,112)
Class A:
Subscribed	29,352	63,008
Distributions Reinvested	—	6,509
Redeemed	(30,589)	(66,691)
Class L:
Exchanged	—	6
Distributions Reinvested	—	264
Redeemed	(480)	(1,327)
Class C:
Subscribed	9,020	15,494
Distributions Reinvested	—	3,598
Redeemed	(6,376)	(14,501)
Class IS:
Subscribed	1,348	11,240
Distributions Reinvested	—	2,037
Redeemed	(1,911)	(13,749)
Net Increase in Net Assets Resulting from Capital Share Transactions	50,872	131,033
Total Increase in Net Assets	126,389	451,293
Net Assets:
Beginning of Period	904,279	452,986
End of Period	$1,030,668	$904,279

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,339	8,865
Shares Issued on Distributions Reinvested	—	726
Shares Redeemed	(3,266)	(5,822)
Net Increase in Class I Shares Outstanding	1,073	3,769
Class A:
Shares Subscribed	685	1,823
Shares Issued on Distributions Reinvested	—	158
Shares Redeemed	(727)	(2,060)
Net Decrease in Class A Shares Outstanding	(42)	(79)
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(11)	(49)
Net Decrease in Class L Shares Outstanding	(11)	(43)
Class C:
Shares Subscribed	220	473
Shares Issued on Distributions Reinvested	—	91
Shares Redeemed	(156)	(502)
Net Increase in Class C Shares Outstanding	64	62
Class IS:
Shares Subscribed	31	275
Shares Issued on Distributions Reinvested	—	48
Shares Redeemed	(43)	(482)
Net Decrease in Class IS Shares Outstanding	(12)	(159)

*  Not consolidated.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$43.28		$26.06		$20.98		$21.45		$17.47		$17.40
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.15)		(0.19)		(0.04)		(0.01)		0.00	(4)	0.07
Net Realized and Unrealized Gain	3.82		19.64		5.61		0.87		5.57		0.42
Total from Investment Operations	3.67		19.45		5.57		0.86		5.57		0.49
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.04)
Net Realized Gain	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.38)
Total Distributions	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.42)
Net Asset Value, End of Period	$46.95		$43.28		$26.06		$20.98		$21.45		$17.47
Total Return(5)	8.50	%(8)	74.79%		26.60%		3.74%		32.06%		2.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$762,086		$656,030		$296,843		$156,782		$54,002		$42,695
Ratio of Expenses Before Expense Limitation	0.86	%(9)	0.89%		0.93%		1.01%		1.09%		1.15%
Ratio of Expenses After Expense Limitation	0.85	%(6)(9)	0.84	%(6)	0.84	%(6)	0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.69	)%(6)(9)	(0.54	)%(6)	(0.15	)%(6)	(0.02	)%(6)	0.02	%(6)	0.38	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(8)	73%		70%		79%		65%		79%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$42.02		$25.42		$20.54		$21.10		$17.26		$17.22
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.20)		(0.28)		(0.13)		(0.08)		(0.06)		0.01
Net Realized and Unrealized Gain	3.71		19.11		5.50		0.85		5.49		0.41
Total from Investment Operations	3.51		18.83		5.37		0.77		5.43		0.42
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.38)
Net Asset Value, End of Period	$45.53		$42.02		$25.42		$20.54		$21.10		$17.26
Total Return(4)	8.35	%(7)	74.27%		26.20%		3.37%		31.64%		2.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,147		$130,176		$80,743		$42,959		$23,715		$19,850
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.21%		1.29%		1.39%		1.43%
Ratio of Expenses After Expense Limitation	1.11	%(5)(8)	1.15	%(5)	1.19	%(5)	1.17	%(5)	1.19	%(5)	1.19	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.19	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.96	)%(5)(8)	(0.84	)%(5)	(0.50	)%(5)	(0.37	)%(5)	(0.32	)%(5)	0.04	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(7)	73%		70%		79%		65%		79%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$43.04		$25.95		$20.92		$21.42		$17.46		$17.40
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.16)		(0.21)		(0.06)		(0.05)		(0.02)		0.04
Net Realized and Unrealized Gain	3.80		19.53		5.58		0.88		5.57		0.43
Total from Investment Operations	3.64		19.32		5.52		0.83		5.55		0.47
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.38)
Total Distributions	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.41)
Net Asset Value, End of Period	$46.68		$43.04		$25.95		$20.92		$21.42		$17.46
Total Return(4)	8.46	%(7)	74.65%		26.44%		3.61%		31.96%		2.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,334		$5,391		$4,363		$3,751		$4,077		$3,684
Ratio of Expenses Before Expense Limitation	1.63	%(8)	1.66%		1.69%		1.82%		1.87%		1.85%
Ratio of Expenses After Expense Limitation	0.92	%(5)(8)	0.95	%(5)	0.95	%(5)	0.98	%(5)	0.96	%(5)	0.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.76	)%(5)(8)	(0.64	)%(5)	(0.25	)%(5)	(0.21	)%(5)	(0.10	)%(5)	0.26	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(7)	73%		70%		79%		65%		79%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$40.44		$24.68		$20.10		$20.82		$17.16		$17.25
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.34)		(0.50)		(0.29)		(0.24)		(0.20)		(0.12)
Net Realized and Unrealized Gain	3.56		18.49		5.36		0.85		5.45		0.41
Total from Investment Operations	3.22		17.99		5.07		0.61		5.25		0.29
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.38)
Net Asset Value, End of Period	$43.66		$40.44		$24.68		$20.10		$20.82		$17.16
Total Return(4)	7.96	%(7)	73.10%		25.27%		2.64%		30.77%		1.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,896		$71,419		$42,054		$32,706		$11,835		$6,376
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.93%		2.00%		2.10%		2.20%
Ratio of Expenses After Expense Limitation	1.83	%(5)(8)	1.85	%(5)	1.90	%(5)	1.88	%(5)	1.90	%(5)	1.94	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.90	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.67	)%(5)(8)	(1.55	)%(5)	(1.20	)%(5)	(1.08	)%(5)	(1.01	)%(5)	(0.72	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(7)	73%		70%		79%		65%		79%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$43.41		$26.12		$21.02		$21.49		$17.48		$17.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.13)		(0.16)		(0.03)		(0.01)		0.01		0.08
Net Realized and Unrealized Gain	3.84		19.68		5.62		0.87		5.59		0.41
Total from Investment Operations	3.71		19.52		5.59		0.86		5.60		0.49
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.05)
Net Realized Gain	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.38)
Total Distributions	—		(2.23)		(0.49)		(1.33)		(1.59)		(0.43)
Net Asset Value, End of Period	$47.12		$43.41		$26.12		$21.02		$21.49		$17.48
Total Return(4)	8.55	%(7)	74.93%		26.64%		3.74%		32.22%		2.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,205		$41,263		$28,983		$26,601		$17,542		$13,273
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.83%		0.93%		1.01%		1.05%
Ratio of Expenses After Expense Limitation	0.76	%(5)(8)	0.79	%(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.80	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.61	)%(5)(8)	(0.47	)%(5)	(0.10	)%(5)	(0.04	)%(5)	0.07	%(5)	0.46	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(7)	73%		70%		79%		65%		79%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares. The Ratio of Expense After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact tonet expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $4,165,000 or approximately 0.40% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS")

revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$21,907	$—	$—	$21,907
Entertainment	54,122	—	—	54,122
Food & Staples Retailing	23,757	—	—	23,757
Health Care Equipment & Supplies	59,818	—	—	59,818
Health Care Technology	50,461	—	—	50,461
Industrial Conglomerates	10,191	—	—	10,191
Information Technology ervices	265,933	—	—	265,933
Interactive Media & Services	167,505	—	—	167,505
Internet & Direct Marketing Retail	98,336	—	—	98,336
Metals & Mining	2,598	—	—	2,598
Pharmaceuticals	32,858	—	—	32,858
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Road & Rail	$24,945	$—	$—	$24,945
Semiconductors & Semiconductor Equipment	25,933	—	—	25,933
Software	155,217	—	—	155,217
Textiles, Apparel & Luxury Goods	9,595	—	—	9,595
Total Common Stocks	1,003,176	—	—	1,003,176
Call Options Purchased	—	224	—	224
Investment Company	3,385	—	—	3,385
Short-Term Investment
Investment Company	34,365	—	—	34,365
Total Assets	$1,040,926	$224	$—	$1,041,150

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$224	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,027	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,125	)(c)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$224	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$84		$—	$(84)	$0
Goldman Sachs International	140		—	(140)	0
Royal Bank of Scotland	—	@	—	(— @)	0
Total	$224		$—	$(224)	$0

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	743,412,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

June 30, 2021, approximately $34,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimburse-

ments when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2021, this waiver amounted to approximately $18,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $320,494,000 and $238,249,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds-Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$63,846	$200,736	$230,217	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$34,365

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$18,463	$26,038	$1,435	$6,841

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$42,371	$16,306

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 17.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
3691995 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	15
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$1,005.40	$1,019.89	$4.92	$4.96	0.99%
Asia Opportunity Portfolio Class A	1,000.00	1,003.80	1,018.55	6.26	6.31	1.26
Asia Opportunity Portfolio Class C	1,000.00	1,000.30	1,014.88	9.92	9.99	2.00
Asia Opportunity Portfolio Class IS	1,000.00	1,005.70	1,020.08	4.72	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
China (60.9%)
360 DigiTech, Inc. (a)	500,024	$20,921
Agora, Inc. ADR (a)(b)	132,204	5,547
Alibaba Group Holding Ltd. ADR (a)	133,092	30,183
China East Education Holdings Ltd. (c)	2,964,000	4,657
China Resources Beer Holdings Co., Ltd. (c)	3,006,300	27,007
DIDI Global, Inc. ADR	1,453,321	22,063
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,785,042	35,624
Haidilao International Holding Ltd. (b)(c)	2,280,000	12,010
Huazhu Group Ltd. ADR (a)(b)	128,091	6,765
HUYA, Inc. ADR (a)(b)	1,451,576	25,620
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,811,586	16,026
Kuaishou Technology	380,000	9,248
Kuaishou Technology (a)(b)(c)	251,700	6,315
Kweichow Moutai Co., Ltd., Class A	116,194	36,985
Meituan, Class B (a)(c)	1,357,000	55,998
New Frontier Health Corp. SPAC (a)	93,794	1,047
Shenzhou International Group Holdings Ltd. (c)	1,462,500	36,938
TAL Education Group ADR (a)	681,666	17,198
Tencent Holdings Ltd. (c)	387,000	29,109
Trip.com Group Ltd. ADR (a)	1,064,980	37,764
Tsingtao Brewery Co., Ltd. H Shares (c)	1,610,000	17,335
Weimob, Inc. (a)(c)	3,685,000	8,125
Yihai International Holding Ltd. (a)(b)(c)	900,000	6,045
		468,530
Hong Kong (4.1%)
AIA Group Ltd.	2,533,900	31,493
India (18.6%)
HDFC Bank Ltd.	1,805,202	36,378
HDFC Bank Ltd. ADR (a)	259,489	18,974
ICICI Bank Ltd. ADR (a)	2,132,055	36,458
IndusInd Bank Ltd. (a)	1,589,191	21,730
Kotak Mahindra Bank Ltd. (a)	940,108	21,575
Shree Cement Ltd. (a)	21,151	7,827
		142,942
Korea, Republic of (5.0%)
NAVER Corp.	104,083	38,587
Taiwan (7.5%)
Nien Made Enterprise Co., Ltd.	874,000	12,971
Silergy Corp.	94,000	12,786
Taiwan Semiconductor Manufacturing Co., Ltd.	1,512,000	32,289
		58,046
United States (1.4%)
Coupang, Inc. (a)	262,921	10,995
Total Common Stocks (Cost $602,963)		750,593
	Shares	Value (000)
Investment Company (0.3%)
United States (0.3%)
Grayscale Bitcoin Trust (a) (Cost $4,419)	87,751	$2,616
Short-Term Investments (7.4%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	14,949,244	14,949
	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $704; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $718)	$704	704
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $1,971; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $2,010)	1,971	1,971
		2,675
Total Securities held as Collateral on Loaned Securities (Cost $17,624)		17,624
	Shares
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $39,396)	39,396,473	39,396
Total Short-Term Investments (Cost $57,020)		57,020
Total Investments (105.2%) (Cost $664,402) Including $63,071 of Securities Loaned (e)(g)		810,229
Liabilities in Excess of Other Assets (–5.2%)		(40,306)
Net Assets (100.0%)		$769,923

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings, Inc. (a)(d)(f)(h)(i)	$5,732,530	12/31/21	$304	0.04%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $304,000 and represents less than 0.05% of net assets.

(e)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $182,895,000 and the aggregate gross unrealized depreciation is approximately $36,764,000, resulting in net unrealized appreciation of approximately $146,131,000.

(f)  At June 30, 2021, the Fund held a fair valued derivative contract valued at approximately $304,000, representing less than 0.05% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 573,253 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings, Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings, Inc. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	27.2%
Banks	17.0
Internet & Direct Marketing Retail	17.0
Interactive Media & Services	10.5
Beverages	10.3
Food Products	7.3
Semiconductors & Semiconductor Equipment	5.7
Short-Term Investments	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized appreciation of approximately $304,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $610,057)	$755,884
Investment in Security of Affiliated Issuer, at Value (Cost $54,345)	54,345
Total Investments in Securities, at Value (Cost $664,402)	810,229
Foreign Currency, at Value (Cost $311)	310
Cash from Securities Lending	511
Receivable for Fund Shares Sold	1,670
Dividends Receivable	235
Receivable from Securities Lending Income	46
Receivable from Affiliate	—	@
Unrealized Appreciation on Derivative Contract — PIPE	304
Other Assets	146
Total Assets	813,451
Liabilities:
Payable for Investments Purchased	22,063
Collateral on Securities Loaned, at Value	18,135
Payable for Advisory Fees	1,477
Deferred Capital Gain Country Tax	1,192
Payable for Fund Shares Redeemed	485
Payable for Shareholder Services Fees — Class A	25
Payable for Distribution and Shareholder Services Fees — Class C	25
Payable for Administration Fees	50
Payable for Professional Fees	31
Payable for Custodian Fees	30
Payable for Organization Costs for Subsidiary	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	12
Total Liabilities	43,528
Net Assets	$769,923
Net Assets Consist of:
Paid-in-Capital	$635,378
Total Distributable Earnings	134,545
Net Assets	$769,923

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$568,890
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,838,006
Net Asset Value, Offering and Redemption Price Per Share	$31.89
CLASS A:
Net Assets	$122,709
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,906,504
Net Asset Value, Redemption Price Per Share	$31.41
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.74
Maximum Offering Price Per Share	$33.15
CLASS C:
Net Assets	$30,990
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,019,392
Net Asset Value, Offering and Redemption Price Per Share	$30.40
CLASS IS:
Net Assets	$47,334
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,481,985
Net Asset Value, Offering and Redemption Price Per Share	$31.94
(1) Including: Securities on Loan, at Value:	$63,071

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $186 of Foreign Taxes Withheld)	$1,966
Income from Securities Loaned — Net	477
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	2,445
Expenses:
Advisory Fees (Note B)	2,782
Shareholder Services Fees — Class A (Note D)	148
Distribution and Shareholder Services Fees — Class C (Note D)	142
Administration Fees (Note C)	278
Sub Transfer Agency Fees — Class I	124
Sub Transfer Agency Fees — Class A	37
Sub Transfer Agency Fees — Class C	6
Custodian Fees (Note F)	82
Professional Fees	58
Registration Fees	57
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	5
Organization Costs for Subsidiary	2
Pricing Fees	1
Other Expenses	13
Total Expenses	3,754
Rebate from Morgan Stanley Affiliate (Note G)	(13)
Net Expenses	3,741
Net Investment Loss	(1,296)
Realized Loss:
Investments Sold (Net of $537 of Capital Gain Country Tax)	(4,563)
Foreign Currency Translation	(313)
Net Realized Loss	(4,876)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $960)	(11,447)
Foreign Currency Translation	(1)
Derivative Contracts — PIPE	304
Net Change in Unrealized Appreciation (Depreciation)	(11,144)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(16,020)
Net Decrease in Net Assets Resulting from Operations	$(17,316)

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,296)	$(1,593)
Net Realized Gain (Loss)	(4,876)	5,967
Net Change in Unrealized Appreciation (Depreciation)	(11,144)	132,042
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,316)	136,416
Dividends and Distributions to Shareholders:
Class I	—	(3,671)
Class A	—	(1,035)
Class C	—	(190)
Class IS	—	(280)
Total Dividends and Distributions to Shareholders	—	(5,176)
Capital Share Transactions:(1)
Class I:
Subscribed	263,612	275,285
Distributions Reinvested	—	3,669
Redeemed	(47,447)	(89,217)
Class A:
Subscribed	56,359	60,482
Distributions Reinvested	—	1,027
Redeemed	(30,349)	(31,767)
Class C:
Subscribed	15,404	9,579
Distributions Reinvested	—	190
Redeemed	(2,490)	(3,635)
Class IS:
Subscribed	31,072	18,500
Distributions Reinvested	—	280
Redeemed	(10,001)	(2,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	276,160	242,393
Redemption Fees	13	51
Total Increase in Net Assets	258,857	373,684
Net Assets:
Beginning of Period	511,066	137,382
End of Period	$769,923	$511,066

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,736	11,091
Shares Issued on Distributions Reinvested	—	118
Shares Redeemed	(1,459)	(3,635)
Net Increase in Class I Shares Outstanding	6,277	7,574
Class A:
Shares Subscribed	1,670	2,396
Shares Issued on Distributions Reinvested	—	33
Shares Redeemed	(914)	(1,448)
Net Increase in Class A Shares Outstanding	756	981
Class C:
Shares Subscribed	472	374
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(79)	(168)
Net Increase in Class C Shares Outstanding	393	212
Class IS:
Shares Subscribed	956	897
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(315)	(66)
Net Increase in Class IS Shares Outstanding	641	840

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)
Net Asset Value, Beginning of Period	$31.72		$21.02		$14.53		$16.92		$9.68		$10.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.12)		0.02		0.01		(0.04)		(0.03)
Net Realized and Unrealized Gain (Loss)	0.22		11.16		6.47		(2.30)		7.47		(0.10)
Total from Investment Operations	0.17		11.04		6.49		(2.29)		7.43		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		(0.08)
Net Realized Gain	—		(0.34)		—		(0.10)		(0.19)		—
Paid-in-Capital	—		—		—		—		—		(0.14)
Total Distributions	—		(0.34)		(0.01)		(0.10)		(0.19)		(0.22)
Redemption Fees	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$31.89		$31.72		$21.02		$14.53		$16.92		$9.68
Total Return(4)	0.54	%(7)	52.53%		44.74%		(13.65)%		76.82%		(1.34)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$568,890		$366,758		$83,805		$25,479		$15,913		$5,405
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.28%		1.67%		3.10%		5.28%
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.06	%(5)	1.08	%(5)	1.09	%(5)	1.06	%(5)	1.08	%(5)
Ratio of Net Investment Income (Loss)	(0.28	)%(5)(8)	(0.48	)%(5)	0.11	%(5)	0.04	%(5)	(0.27	)%(5)	(0.31	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	12	%(7)	44%		27%		63%		50%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)
Net Asset Value, Beginning of Period	$31.29		$20.79		$14.42		$16.84		$9.67		$10.03
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.19)		(0.06)		(0.04)		(0.10)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.21		11.03		6.42		(2.28)		7.46		(0.09)
Total from Investment Operations	0.12		10.84		6.36		(2.32)		7.36		(0.17)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.05)
Net Realized Gain	—		(0.34)		—		(0.10)		(0.19)		—
Paid-in-Capital	—		—		—		—		—		(0.14)
Total Distributions	—		(0.34)		—		(0.10)		(0.19)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$31.41		$31.29		$20.79		$14.42		$16.84		$9.67
Total Return(4)	0.38	%(7)	52.15%		44.17%		(13.89)%		76.17%		(1.67)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$122,709		$98,559		$45,111		$6,930		$2,873		$535
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.56%		2.05%		3.50%		6.36%
Ratio of Expenses After Expense Limitation	1.26	%(5)(8)	1.34	%(5)	1.37	%(5)	1.44	%(5)	1.44	%(5)	1.44	%(5)
Ratio of Net Investment Loss	(0.58	)%(5)(8)	(0.76	)%(5)	(0.33	)%(5)	(0.22	)%(5)	(0.69	)%(5)	(0.78	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	12	%(7)	44%		27%		63%		50%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)
Net Asset Value, Beginning of Period	$30.39		$20.35		$14.21		$16.73		$9.68		$10.03
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.20)		(0.36)		(0.17)		(0.15)		(0.22)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.21		10.74		6.30		(2.27)		7.46		(0.10)
Total from Investment Operations	0.01		10.38		6.13		(2.42)		7.24		(0.24)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.34)		—		(0.10)		(0.19)		—
Paid-in-Capital	—		—		—		—		—		(0.11)
Total Distributions	—		(0.34)		—		(0.10)		(0.19)		(0.11)
Redemption Fees	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$30.40		$30.39		$20.35		$14.21		$16.73		$9.68
Total Return(4)	0.03	%(7)	51.02%		43.21%		(14.58)%		74.85%		(2.44)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,990		$19,042		$8,445		$2,582		$431		$10
Ratio of Expenses Before Expense Limitation	N/A		N/A		2.33%		2.80%		5.26%		27.34%
Ratio of Expenses After Expense Limitation	2.00	%(5)(8)	2.08	%(5)	2.14	%(5)	2.19	%(5)	2.19	%(5)	2.19	%(5)
Ratio of Net Investment Loss	(1.30	)%(5)(8)	(1.49	)%(5)	(0.95	)%(5)	(0.92	)%(5)	(1.51	)%(5)	(1.42	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	12	%(7)	44%		27%		63%		50%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)
Net Asset Value, Beginning of Period	$31.76		$21.04		$14.54		$16.92		$9.68		$10.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.09)		0.03		0.01		(0.02)		(0.03)
Net Realized and Unrealized Gain (Loss)	0.22		11.15		6.48		(2.29)		7.45		(0.10)
Total from Investment Operations	0.18		11.06		6.51		(2.28)		7.43		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		—		—		(0.08)
Net Realized Gain	—		(0.34)		—		(0.10)		(0.19)		—
Paid-in-Capital	—		—		—		—		—		(0.14)
Total Distributions	—		(0.34)		(0.02)		(0.10)		(0.19)		(0.22)
Redemption Fees	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$31.94		$31.76		$21.04		$14.54		$16.92		$9.68
Total Return(4)	0.57	%(7)	52.58%		44.82%		(13.59)%		76.82%		(1.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,334		$26,707		$21		$15		$17		$10
Ratio of Expenses Before Expense Limitation	N/A		1.03%		11.85%		13.31%		17.65%		25.20%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	1.01	%(5)	1.03	%(5)	1.04	%(5)	1.04	%(5)	1.04	%(5)
Ratio of Net Investment Income (Loss)	(0.23	)%(5)(8)	(0.32	)%(5)	0.19	%(5)	0.05	%(5)	(0.18	)%(5)	(0.26	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	12	%(7)	44%		27%		63%		50%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Asia Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $3,237,000 or approximately 0.42% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; 6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in dtermining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$135,115	$—	$—	$135,115
Beverages	81,327	—	—	81,327
Construction Materials	7,827	—	—	7,827
Consumer Finance	20,921	—	—	20,921
Diversified Consumer Services	21,855	—	—	21,855
Entertainment	25,620	—	—	25,620
Food Products	57,695	—	—	57,695
Health Care Providers & Services	1,047	—	—	1,047
Hotels, Restaurants & Leisure	18,775	—	—	18,775
Household Durables	12,971	—	—	12,971
Insurance	31,493	—	—	31,493
Interactive Media & Services	74,011	9,248	—	83,259
Internet & Direct Marketing Retail	134,940	—	—	134,940
Road & Rail	22,063	—	—	22,063
Semiconductors & Semiconductor Equipment	45,075	—	—	45,075
Software	13,672	—	—	13,672
Textiles, Apparel & Luxury Goods	36,938	—	—	36,938
Total Common Stocks	741,345	9,248	—	750,593
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Company	$2,616	$—	$—	$2,616
Short-Term Investments
Investment Company	54,345	—	—	54,345
Repurchase Agreements	—	2,675	—	2,675
Total Short-Term Investments	54,345	2,675	—	57,020
Derivative Contract — PIPE	—	—	304	304
Total Assets	$798,306	$11,923	$304	$810,533

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	304
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$304
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$304

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$304	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	$304

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$304

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Derivative Contract — PIPE	$304	$—

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE:
Average monthly notional amount	$5,733,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$63,071	(b)	$—	$(63,071	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $18,135,000, of which approximately $17,624,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $511,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $48,409,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$18,135	$—	$—	$—	$18,135
Total Borrowings	$18,135	$—	$—	$—	$18,135
Gross amount of recognized liabilities for securities lending transactions					$18,135

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $387,946,000 and $75,604,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$52,775	$182,667	$181,097	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$54,345

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,766	$1,410	$37	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$4,138

During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,541,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.6%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash.

To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group average and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
3692037 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in China Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

China Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
China Equity Portfolio Class I	$1,000.00	$961.70	$1,019.04	$5.64	$5.81	1.16%
China Equity Portfolio Class A	1,000.00	960.20	1,017.11	7.53	7.75	1.55
China Equity Portfolio Class C	1,000.00	956.30	1,013.39	11.16	11.48	2.30
China Equity Portfolio Class IS	1,000.00	961.70	1,019.09	5.59	5.76	1.15

*  Expenses are calculated using each fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

China Equity Portfolio

	Shares	Value (000)
Common Stocks (90.1%)
Banks (6.2%)
China Construction Bank Corp. H Shares (a)	503,000	$396
China Merchants Bank Co., Ltd. H Shares (a)	51,500	439
		835
Beverages (9.6%)
China Resources Beer Holdings Co., Ltd. (a)	42,000	378
Kweichow Moutai Co., Ltd., Class A	2,900	923
		1,301
Biotechnology (0.5%)
Innovent Biologics, Inc. (a)(b)	6,000	70
Capital Markets (2.0%)
Hong Kong Exchanges & Clearing Ltd.	4,600	274
Computers & Peripherals (0.4%)
Xiaomi Corp., Class B (a)(b)	16,600	58
Diversified Consumer Services (2.3%)
New Oriental Education & Technology Group, Inc. ADR (b)	19,770	162
TAL Education Group ADR (b)	5,670	143
		305
Electronic Equipment, Instruments & Components (2.4%)
Sunny Optical Technology Group Co., Ltd. (a)	6,200	196
Universal Scientific Industrial Shanghai Co., Ltd., Class A	50,700	132
		328
Food & Staples Retailing (0.6%)
Yixintang Pharmaceutical Group Co. Ltd., Class A	15,600	80
Food Products (3.2%)
China Mengniu Dairy Co., Ltd. (a)(b)	72,000	436
Household Durables (3.0%)
Gree Electric Appliances, Inc. of Zhuhai	25,700	207
Midea Group Co. Ltd.	18,200	201
		408
Insurance (2.2%)
Ping An Insurance Group Co. of China Ltd. H Shares (a)	30,500	299
Interactive Media & Services (19.3%)
Tencent Holdings Ltd. (a)	34,700	2,610
Internet & Direct Marketing Retail (24.9%)
Alibaba Group Holding Ltd. (a)(b)	59,128	1,675
Alibaba Group Holding Ltd. ADR (b)	578	131
JD.com, Inc., Class A (a)(b)	4,650	183
Meituan, Class B (a)(b)	22,100	912
Pinduoduo, Inc. ADR (b)	3,625	461
		3,362
Life Sciences Tools & Services (2.2%)
Wuxi Biologics Cayman, Inc. (a)(b)	16,000	293
Machinery (1.4%)
Jiangsu Hengli Hydraulic Co. Ltd.	14,000	186
Pharmaceuticals (1.9%)
Jiangsu Hengrui Medicine Co., Ltd., Class A	24,361	256
	Shares	Value (000)
Real Estate Management & Development (1.5%)
KE Holdings, Inc. ADR (b)	4,160	$198
Textiles, Apparel & Luxury Goods (6.5%)
Li Ning Co., Ltd. (a)	22,000	268
Shenzhou International Group Holdings Ltd. (a)	23,900	604
		872
Total Common Stocks (Cost $9,555)		12,171
Short-Term Investment (8.7%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,181)	1,180,951	1,181
Total Investments (98.8%) (Cost $10,736) (c)		13,352
Other Assets in Excess of Liabilities (1.2%)		167
Net Assets (100.0%)		$13,519

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,156,000 and the aggregate gross unrealized depreciation is approximately $540,000, resulting in net unrealized appreciation of approximately $2,616,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	25.2%
Other*	23.9
Interactive Media & Services	19.6
Beverages	9.7
Short-Term Investments	8.8
Textiles, Apparel & Luxury Goods	6.5
Banks	6.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

China Equity Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,555)	$12,171
Investment in Security of Affiliated Issuer, at Value (Cost $1,181)	1,181
Total Investments in Securities, at Value (Cost $10,736)	13,352
Foreign Currency, at Value (Cost $8)	8
Receivable for Investments Sold	133
Due from Adviser	22
Receivable from Affiliate	—	@
Other Assets	42
Total Assets	13,557
Liabilities:
Payable for Professional Fees	29
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	38
Net Assets	$13,519
Net Assets Consist of:
Paid-in-Capital	$10,225
Total Distributable Earnings	3,294
Net Assets	$13,519
CLASS I:
Net Assets	$13,443
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,010,829
Net Asset Value, Offering and Redemption Price Per Share	$13.30
CLASS A:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,014
Net Asset Value, Redemption Price Per Share	$13.26
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.99
CLASS C:
Net Assets	$50
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,797
Net Asset Value, Offering and Redemption Price Per Share	$13.12
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,013
Net Asset Value, Offering and Redemption Price Per Share	$13.30

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

China Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$44
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	44
Expenses:
Professional Fees	61
Advisory Fees (Note B)	56
Registration Fees	22
Shareholder Reporting Fees	7
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	170
Waiver of Advisory Fees (Note B)	(56)
Expenses Reimbursed by Adviser (Note B)	(29)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	82
Net Investment Loss	(38)
Realized Gain (Loss):
Investments Sold	864
Foreign Currency Translation	(1)
Net Realized Gain	863
Change in Unrealized Appreciation (Depreciation):
Investments	(1,366)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(1,366)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(503)
Net Decrease in Net Assets Resulting from Operations	$(541)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

China Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(38)	$(14)
Net Realized Gain	863	58
Net Change in Unrealized Appreciation (Depreciation)	(1,366)	3,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(541)	3,136
Dividends and Distributions to Shareholders:
Class I	—	(180)
Class A	—	(—	@)
Class C	—	(—	@)
Class IS	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(180)
Capital Share Transactions:(1)
Class I:
Subscribed	10	—
Distributions Reinvested	—	180
Class A:
Subscribed	— @	—
Distributions Reinvested	—	—	@
Class C:
Subscribed	—	35
Distributions Reinvested	—	—	@
Redeemed	—	(—	@)
Class IS:
Distributions Reinvested	—	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	10	215
Total Increase (Decrease) in Net Assets	(531)	3,171
Net Assets:
Beginning of Period	14,050	10,879
End of Period	$13,519	$14,050
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	—	13
Net Increase in Class I Shares Outstanding	1	13
Class A:
Shares Subscribed	— @@	—
Shares Issued on Distributions Reinvested	—	—	@@
Net Increase in Class A Shares Outstanding	— @@	—	@@
Class C:
Shares Subscribed	—	3
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	—	(—	@@)
Net Increase in Class C Shares Outstanding	—	3
Class IS:
Shares Issued on Distributions Reinvested	—	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

China Equity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$13.83		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.49)		3.14		0.90
Total from Investment Operations	(0.53)		3.13		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—
Net Asset Value, End of Period	$13.30		$13.83		$10.88
Total Return(3)	(3.83	)%(6)	28.80%		8.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,443		$13,970		$10,846
Ratio of Expenses Before Expense Limitation	2.37	%(7)	3.20%		5.72	%(7)
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.16	%(4)	1.15	%(4)(7)
Ratio of Net Investment Loss	(0.53	)%(4)(7)	(0.11	)%(4)	(0.98	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	33	%(6)	25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

China Equity Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$13.81		$10.87		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.49)		3.13		0.89
Total from Investment Operations	(0.55)		3.07		0.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—
Net Asset Value, End of Period	$13.26		$13.81		$10.87
Total Return(3)	(3.98	)%(6)	28.30%		8.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$(14)		$11
Ratio of Expenses Before Expense Limitation	14.93	%(7)	21.25%		19.30	%(7)
Ratio of Expenses After Expense Limitation	1.55	%(4)(7)	1.54	%(4)	1.54	%(4)(7)
Ratio of Net Investment Loss	(0.92	)%(4)(7)	(0.50	)%(4)	(1.37	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	33	%(6)	25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

China Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$13.72		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.21)		(0.04)
Net Realized and Unrealized Gain (Loss)	(0.49)		3.18		0.90
Total from Investment Operations	(0.60)		2.97		0.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—
Net Asset Value, End of Period	$13.12		$13.72		$10.86
Total Return(3)	(4.37	)%(6)	27.38%		8.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50		$52		$11
Ratio of Expenses Before Expense Limitation	6.70	%(7)	13.32%		20.07	%(7)
Ratio of Expenses After Expense Limitation	2.30	%(4)(7)	2.29	%(4)	2.29	%(4)(7)
Ratio of Net Investment Loss	(1.67	)%(4)(7)	(1.66	)%(4)	(2.12	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	33	%(6)	25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

China Equity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$13.83		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.49)		3.14		0.90
Total from Investment Operations	(0.53)		3.13		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—
Net Asset Value, End of Period	$13.30		$13.83		$10.88
Total Return(3)	(3.83	)%(6)	28.82%		8.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$14		$11
Ratio of Expenses Before Expense Limitation	14.61	%(7)	20.92%		19.05	%(7)
Ratio of Expenses After Expense Limitation	1.15	%(4)(7)	1.14	%(4)	1.14	%(4)(7)
Ratio of Net Investment Loss	(0.53	)%(4)(7)	(0.10	)%(4)	(0.97	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	33	%(6)	25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the China Equity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$835	$—	$—	$835
Beverages	1,301	—	—	1,301
Biotechnology	70	—	—	70
Capital Markets	274	—	—	274
Computers & Peripherals	58	—	—	58
Diversified Consumer Services	305	—	—	305
Electronic Equipment, Instruments & Components	328	—	—	328
Food & Staples Retailing	80	—	—	80
Food Products	436	—	—	436
Household Durables	408	—	—	408
Insurance	299	—	—	299

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$2,610	$—	$—	$2,610
Internet & Direct Marketing Retail	3,362	—	—	3,362
Life Sciences Tools & Services	293	—	—	293
Machinery	186	—	—	186
Pharmaceuticals	256	—	—	256
Real Estate Management & Development	198	—	—	198
Textiles, Apparel & Luxury Goods	872	—	—	872
Total Common Stocks	12,171	—	—	12,171
Short-Term Investment Investment Company	1,181	—	—	1,181
Total Assets	$13,352	$—	$—	$13,352

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $56,000 of advisory fees were waived and approximately $32,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $4,374,000 and $5,317,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$415	$2,955	$2,189	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$1,181

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2020 remains subject to examination by taxing authorities.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$180	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$240	$18

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund did not have record owners of 10% or greater.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since the end of October 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFICEQSAN
3694623 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	10
Consolidated Statement of Operations	11
Consolidated Statements of Changes in Net Assets	12
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Counterpoint Global Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Counterpoint Global Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Counterpoint Global Portfolio Class I	$1,000.00	$1,156.20	$1,019.59	$5.61	$5.26	1.05%
Counterpoint Global Portfolio Class A	1,000.00	1,154.00	1,017.85	7.48	7.00	1.40
Counterpoint Global Portfolio Class C	1,000.00	1,150.00	1,014.13	11.46	10.74	2.15
Counterpoint Global Portfolio Class IS	1,000.00	1,156.60	1,019.84	5.35	5.01	1.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Argentina (0.1%)
Globant SA (a)	78	$17
Australia (0.6%)
Afterpay Ltd. (a)	457	41
Brookfield Infrastructure Partners LP	1,500	83
Redbubble Ltd. (a)	10,362	28
Xero Ltd. (a)	368	38
		190
Brazil (0.1%)
B3 SA — Brasil Bolsa Balcao	1,170	4
Magazine Luiza SA	2,509	11
		15
Canada (4.8%)
AbCellera Biologics, Inc. (a)	443	10
Brookfield Asset Management, Inc., Class A	1,791	91
Canada Goose Holdings, Inc. (a)	2,857	125
Canadian National Railway Co.	226	24
Colliers International Group, Inc.	983	110
Constellation Software, Inc.	91	138
FirstService Corp.	177	30
Shopify, Inc., Class A (a)	587	858
Topicus.com, Inc. (a)	319	23
		1,409
China (2.5%)
360 DigiTech, Inc. ADR (a)	325	14
Agora, Inc. ADR (a)	45	2
Alibaba Group Holding Ltd. ADR (a)	412	93
China East Education Holdings Ltd. (a)(b)	3,000	5
DIDI Global, Inc. ADR (a)	2,642	38
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,838	136
Haidilao International Holding Ltd. (b)	2,000	11
Huazhu Group Ltd. ADR (a)	41	2
HUYA, Inc. ADR (a)	1,159	20
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	900	5
Kuaishou Technology (a)(b)	600	15
Meituan, Class B (a)(b)	3,600	149
New Frontier Health Corp. SPAC (a)	1,068	12
Shenzhou International Group Holdings Ltd. (b)	900	23
TAL Education Group ADR (a)	4,228	107
Tencent Holdings Ltd. (b)	600	45
Trip.com Group Ltd. ADR (a)	1,974	70
Weimob, Inc. (a)(b)	1,000	2
		749
Denmark (1.7%)
Chr Hansen Holding A/S	810	73
DSV Panalpina A/S	1,760	410
Novo Nordisk A/S Series B	66	6
		489
	Shares	Value (000)
Finland (0.1%)
Revenio Group Oyj	518	$39
France (2.5%)
Christian Dior SE	143	115
Dassault Systemes SE	219	53
EssilorLuxottica SA	109	20
Hermes International	303	441
L'Oreal SA (BSRM)	68	30
Pernod Ricard SA	259	58
Remy Cointreau SA	164	34
		751
Germany (0.4%)
Adidas AG	159	59
HelloFresh SE (a)	354	35
Puma SE	102	12
		106
Hong Kong (0.3%)
AIA Group Ltd.	7,200	89
India (1.8%)
HDFC Bank Ltd. ADR (a)	6,227	455
ICICI Bank Ltd. ADR (a)	3,773	65
		520
Israel (0.4%)
Global-e Online Ltd. (a)	580	33
IronSource Ltd., Class A (a)(c)	5,141	49
Monday.com Ltd. (a)	216	49
		131
Italy (1.2%)
Brunello Cucinelli SpA (a)	354	21
Davide Campari-Milano N.V.	4,962	66
Moncler SpA	3,907	264
		351
Japan (1.1%)
BASE, Inc. (a)	2,100	32
Change, Inc. (a)	700	19
Demae-Can Co., Ltd. (a)	1,500	21
Freee KK (a)	300	28
Keyence Corp.	300	151
Mercari, Inc. (a)	500	26
Pigeon Corp.	2,200	62
		339
Korea, Republic of (0.2%)
NAVER Corp.	200	74
Mexico (0.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	1,175	22
Netherlands (2.4%)
Adyen N.V. (a)	140	342
ASML Holding N.V.	269	185

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Netherlands (cont'd)
ASML Holding N.V. (Registered)	248	$171
JDE Peet's N.V. (a)	433	16
Just Eat Takeaway.com N.V (a)	77	7
		721
Norway (0.0%) (d)
Kahoot! ASA (a)	825	6
Poland (0.4%)
Dino Polska SA (a)	1,519	111
Russia (0.0%) (d)
Yandex N.V., Class A (a)	41	3
Singapore (2.9%)
Sea Ltd. ADR (a)	3,141	862
Spain (0.1%)
Aena SME SA (a)	114	19
Sweden (1.7%)
AddLife AB, Class B	4,735	146
Evolution AB	1,418	224
Kinnevik AB, Class B (a)	1,593	64
Olink Holding AB ADR (a)	520	18
Vitrolife AB	1,310	54
		506
Switzerland (0.5%)
Kuehne & Nagel International AG (Registered)	191	65
Straumann Holding AG (Registered)	53	85
		150
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	149
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	89	11
		160
United Kingdom (3.0%)
Abcam PLC (a)	399	8
Abcam PLC ADR (a)	936	18
Angle PLC (a)	39,023	74
ASOS PLC (a)	936	64
Babcock International Group PLC (a)	12,287	49
Deliveroo PLC (a)	18,859	75
Diageo PLC	970	46
Fevertree Drinks PLC	630	22
Intertek Group PLC	200	15
Rentokil Initial PLC	7,146	49
Rightmove PLC	10,439	94
Victoria PLC (a)	24,703	366
		880
United States (62.6%)
10X Genomics, Inc., Class A (a)	323	63
23andMe Holding Co. (a)(c)	1,186	13
4D Molecular Therapeutics, Inc. (a)	397	10
ABG Acquisition Corp. I, Class A SPAC (a)	797	8
Activision Blizzard, Inc.	47	4
Adobe, Inc. (a)	210	123
	Shares	Value (000)
Affirm Holdings, Inc. (a)	196	$13
Agilon health, Inc. (a)	5,125	208
Airbnb, Inc., Class A (a)	9	1
Ajax I, Class A SPAC (a)	5,600	56
Alignment Healthcare, Inc. (a)	734	17
Allogene Therapeutics, Inc. (a)	361	9
Alnylam Pharmaceuticals, Inc. (a)	169	29
Alphabet, Inc., Class C (a)	51	128
Altimeter Growth Corp., Class A SPAC (a)	12,681	148
Amazon.com, Inc. (a)	85	292
American Tower Corp. REIT	17	5
Anaplan, Inc. (a)	647	34
ANSYS, Inc. (a)	7	2
Anterix, Inc. (a)	1,466	88
Appfolio, Inc., Class A (a)	1,188	168
Appian Corp. (a)	1,645	227
ATAI Life Sciences N.V. (a)	1,084	20
AutoZone, Inc. (a)	2	3
Avalara, Inc. (a)	18	3
Axon Enterprise, Inc. (a)	1,257	222
Ball Corp.	95	8
Beam Therapeutics, Inc. (a)	84	11
Berkshire Hathaway, Inc., Class B (a)	25	7
Big Sky Growth Partners, Inc. (Units) SPAC (a)(e)	1,681	17
Bill.Com Holdings, Inc. (a)	61	11
BowX Acquisition Corp., Class A SPAC (a)	3,438	40
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	12	1
C3.ai, Inc., Class A (a)	573	36
C4 Therapeutics, Inc. (a)	249	9
Cadence Design Systems, Inc. (a)	21	3
Cardlytics, Inc. (a)	1,913	243
Carvana Co. (a)	1,638	494
Century Therapeutics, Inc. (a)	359	11
Chegg, Inc. (a)	26	2
Chewy, Inc., Class A (a)	35	3
Cintas Corp.	8	3
Clear Secure, Inc., Class A (a)	964	30
Cloudflare, Inc., Class A (a)	3,814	404
CM Life Sciences II, Inc. (Units) SPAC (a)(e)	517	7
CM Life Sciences III, Inc. (Units) SPAC (a)(e)	330	4
Colgate-Palmolive Co.	49	4
Confluent, Inc., Class A (a)	183	9
Copart, Inc. (a)	32	4
CoStar Group, Inc. (a)	50	4
Costco Wholesale Corp.	202	80
Coupa Software, Inc. (a)	621	163
Coupang, Inc. (a)	7,315	306
Covetrus, Inc. (a)	20,253	547
Credit Acceptance Corp. (a)	173	79
Cricut, Inc., Class A (a)	5,448	232
Crowdstrike Holdings, Inc., Class A (a)	18	5
Danaher Corp.	110	30

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
Datadog, Inc., Class A (a)	432	$45
Desktop Metal, Inc., Class A (a)	3,062	35
DexCom, Inc. (a)	10	4
Digital Transformation Opportunities Corp. (Units) SPAC (a)(e)	327	3
DocuSign, Inc. (a)	33	9
Domino's Pizza, Inc.	9	4
DoorDash, Inc., Class A (a)	1,121	200
Doximity, Inc., Class A (a)	1,085	63
Dynamics Special Purpose Corp., Class A SPAC (a)	3,129	31
Ecolab, Inc.	44	9
Editas Medicine, Inc. (a)	98	6
EPAM Systems, Inc. (a)	508	260
Equinix, Inc. REIT	3	2
Equitable Holdings, Inc.	1,221	37
EVI Industries, Inc. (a)	384	11
Exact Sciences Corp. (a)	155	19
Facebook, Inc., Class A (a)	329	114
Farfetch Ltd., Class A (a)	4,957	250
Fastenal Co.	53	3
Fastly, Inc., Class A (a)	10,685	637
Fate Therapeutics, Inc. (a)	104	9
Figs, Inc., Class A (a)	1,067	53
Floor & Decor Holdings, Inc., Class A (a)	1,144	121
GH Research PLC (a)	217	5
GoodRx Holdings, Inc., Class A (a)	517	19
Gores Holdings VI, Inc., Class A SPAC (a)	2,740	44
Graphite Bio, Inc. (a)	281	9
GTT Communications, Inc. (a)	2,676	6
Guardant Health, Inc. (a)	384	48
Guidewire Software, Inc. (a)	22	2
HealthEquity, Inc. (a)	187	15
HEICO Corp., Class A	607	75
Home Depot, Inc. (The)	14	4
IAC/InterActiveCorp (a)	40	6
IDEXX Laboratories, Inc. (a)	7	4
Illumina, Inc. (a)	17	8
Inspire Medical Systems, Inc. (a)	225	43
Intellia Therapeutics, Inc. (a)	226	37
Intercontinental Exchange, Inc.	295	35
Intuitive Surgical, Inc. (a)	263	242
JFrog Ltd. (a)	2,491	113
Latch, Inc. (a)	5,708	70
Linde PLC	62	18
Lululemon Athletica, Inc. (a)	7	3
Lyell Immunopharma, Inc. (a)	1,775	29
Marqeta, Inc., Class A (a)	712	20
Martin Marietta Materials, Inc.	52	18
Mastercard, Inc., Class A	569	208
Match Group, Inc. (a)	28	5
McDonald's Corp.	18	4
MercadoLibre, Inc. (a)	168	262
	Shares	Value (000)
MicroStrategy, Inc., Class A (a)	69	$46
Moderna, Inc. (a)	554	130
MongoDB, Inc. (a)	203	73
MP Materials Corp. (a)	431	16
NanoString Technologies, Inc. (a)	2,367	153
NIKE, Inc., Class B	27	4
NVIDIA Corp.	10	8
Oak Street Health, Inc. (a)	153	9
Okta, Inc. (a)	1,284	314
Olo, Inc., Class A (a)	1,041	39
Opendoor Technologies, Inc. (a)	419	7
Original BARK Co. (The) (a)	1,403	16
Oscar Health, Inc., Class A (a)	562	12
Outset Medical, Inc. (a)	221	11
Overstock.com, Inc. (a)	10,034	925
Party City Holdco, Inc. (a)	25,605	239
Passage Bio, Inc. (a)	704	9
PayPal Holdings, Inc. (a)	15	4
Peloton Interactive, Inc., Class A (a)	307	38
Penumbra, Inc. (a)	64	18
Pinterest, Inc., Class A (a)	3,694	292
Porch Group, Inc. (a)	1,700	33
Privia Health Group, Inc. (a)	314	14
Procore Technologies, Inc. (a)	89	8
Progressive Corp. (The)	350	34
Qualtrics International, Inc., Class A (a)	318	12
Quotient Ltd. (a)	3,613	13
Redfin Corp. (a)	3,768	239
Relay Therapeutics, Inc. (a)	252	9
Ribbit LEAP Ltd. (Units) SPAC (a)(e)	974	11
ROBLOX Corp., Class A (a)	2,482	223
Roku, Inc. (a)	88	40
Rollins, Inc.	207	7
Roper Technologies, Inc.	61	29
Royal Gold, Inc.	504	58
Royalty Pharma PLC, Class A	12,742	522
S&P Global, Inc.	141	58
salesforce.com, Inc. (a)	599	146
Sana Biotechnology, Inc. (a)	664	13
Schrodinger, Inc. (a)	208	16
Seer, Inc. (a)	518	17
Service Corp. International	51	3
ServiceNow, Inc. (a)	282	155
Sherwin-Williams Co. (The)	16	4
Signify Health, Inc., Class A (a)	622	19
Skillz, Inc. (a)	24,016	522
Smartsheet, Inc., Class A (a)	2,479	179
Snap, Inc., Class A (a)	5,531	377
Snowflake, Inc., Class A (a)	1,386	335
Soaring Eagle Acquisition Corp. (Units) SPAC (a)(e)	7,655	81
Spotify Technology SA (a)	1,581	436
Square, Inc., Class A (a)	1,945	474
Squarespace, Inc., Class A (a)	314	19

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
Starbucks Corp.	33	$4
Stitch Fix, Inc., Class A (a)	4,470	270
Synopsys, Inc. (a)	11	3
Talkspace, Inc. (a)(c)	1,323	10
TCV Acquisition Corp., Class A SPAC (a)	1,029	10
Teladoc Health, Inc. (a)	61	10
Texas Pacific Land Corp.	33	53
TPG Pace Tech Opportunities Corp., Class A SPAC (a)	3,021	30
Trade Desk, Inc. (The), Class A (a)	2,223	172
Twilio, Inc., Class A (a)	1,004	396
Twitter, Inc. (a)	7,320	504
Tyler Technologies, Inc. (a)	50	23
Uber Technologies, Inc. (a)	4,924	247
UiPath, Inc., Class A (a)	449	30
Unity Software, Inc. (a)	1,252	138
Upwork, Inc. (a)	681	40
USHG Acquisition Corp. (Units) SPAC (a)(e)	1,705	17
UTZ Brands, Inc.	4,036	88
Veeva Systems, Inc., Class A (a)	1,550	482
Vimeo, Inc. (a)	887	43
Visa, Inc., Class A	596	139
Vroom, Inc. (a)	3,058	128
Walt Disney Co. (The) (a)	1,085	191
Waste Connections, Inc.	230	27
Watsco, Inc.	9	3
Wayfair, Inc., Class A (a)	1,085	343
Workday, Inc., Class A (a)	27	6
Zillow Group, Inc., Class A (a)	163	20
Zillow Group, Inc., Class C (a)	1,237	151
Zoetis, Inc.	16	3
Zoom Video Communications, Inc., Class A (a)	1,032	399
ZoomInfo Technologies, Inc., Class A (a)	714	37
Zymergen, Inc. (a)	992	40
		18,504
Total Common Stocks (Cost $16,915)		27,213
	Shares	Value (000)
Preferred Stocks (0.1%)
United States (0.1%)
Overstock.com, Inc. Series A-1 (a) (Cost $1)	176	$15
Investment Companies (0.7%)
United States (0.3%)
Grayscale Bitcoin Trust (a)	3,346	100
United Kingdom (0.4%)
Hipgnosis Songs Fund Ltd.	63,936	108
Total Investment Companies (Cost $275)		208
	No. of Warrants
Warrant (0.0%) (d)
United States (0.0%) (d)
Original Bark Co. (The) expires 5/1/26 (a) (Cost $2)	373	1
	Shares
Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,213)	2,213,315	2,213
Total Investments Excluding Purchased Options (100.3%) (Cost $19,406)		29,650
Total Purchased Options Outstanding (0.0%) (Cost $67) (d)		4
Total Investments (100.3%) (Cost $19,473) (f)(o)		29,654
Liabilities in Excess of Other Assets (–0.3%)		(93)
Net Assets (100.0%)		$29,561

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contracts — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings, Inc. (a)(c)(g)(h)(n)	$106,460	12/31/21	$6	0.02%
Ajax I	Cazoo Holdings Limited. (a)(c)(g)(i)(n)	117,310	12/31/21	(15)	(0.05)
CM Life Sciences, Inc.	Mount Sinai Genomics, Inc. (d/b/a Sema4) (a)(c)(g)(j)(n)	23,490	12/31/21	5	0.02
CM Life Sciences II, Inc.	SomaLogic, Inc. (a)(c)(g)(k)(n)	10,800	12/31/21	2	0.01
Good Works Acquisition Corp.	Cipher Mining Technologies, Inc. (a)(c)(g)(l)(n)	42,660	12/31/21	(11)	(0.04)
Soaring Eagle Acquisition Corp.	Ginkgo Bioworks, Inc. (a)(c)(g)(m)(n)	58,700	12/31/21	(8)	(0.03)
				$(21)	(0.07)%

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at June 30, 2021 amounts to approximately $51,000 and represents 0.2% of net assets.

(d)  Amount is less than 0.05%.

(e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(f)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,734,000 and the aggregate gross unrealized depreciation is approximately $574,000, resulting in net unrealized appreciation of approximately $10,160,000.

(g)  At June 30, 2021, the Fund held fair valued derivative contracts valued at approximately $(21,000) representing (0.1)% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 10,646 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 11,731 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cazoo Holdings Limited., and Ajax I, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Ajax I, and Cazoo Holdings Limited., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Ajax I, and Cazoo Holdings Limited. The investment is restricted from resale until the settlement date.

(j)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 2,349 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Mount Sinai Genomics, Inc. (d/b/a Sema4), and CM Life Sciences, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both CM Life Sciences, Inc., and Mount Sinai Genomics, Inc. (d/b/a Sema4), and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to CM Life Sciences, Inc., and Mount Sinai Genomics, Inc. (d/b/a Sema4). The investment is restricted from resale until the settlement date.

(k)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,080 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between SomaLogic, Inc., and CM Life Sciences II Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both CM Life Sciences II Inc., and SomaLogic, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to CM Life Sciences II Inc., and SomaLogic, Inc. The investment is restricted from resale until the settlement date.

(l)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,266 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining Technologies, Inc., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining Technologies, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining Technologies, Inc. The investment is restricted from resale until the settlement date.

(m)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 5,870 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Ginkgo Bioworks, Inc., and Soaring Eagle Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc. The investment is restricted from resale until the settlement date.

(n)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(o)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

REIT  Real Estate Investment Trust.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	1,958,561	1,959	$—	@	$12	$(12)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	2,935,915	2,936	1		15	(14)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	2,347,349	2,347	—	@	13	(13)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	3,169,691	3,170	3		16	(13)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul-21	2,322,002	2,322	—	@	11	(11)
							$4		$67	$(63)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.1%
Information Technology Services	14.2
Internet & Direct Marketing Retail	11.8
Software	10.8
Entertainment	8.2
Short-Term Investments	7.5
Interactive Media & Services	6.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open PIPE contracts with net unrealized depreciation of approximately $21,000.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $17,260)	$27,441
Investment in Security of Affiliated Issuer, at Value (Cost $2,213)	2,213
Total Investments in Securities, at Value (Cost $19,473)	29,654
Foreign Currency, at Value (Cost $25)	25
Receivable for Investments Sold	137
Receivable for Fund Shares Sold	34
Due from Adviser	21
Tax Reclaim Receivable	3
Dividends Receivable	2
Receivable from Affiliate	—	@
Unrealized Appreciation on Derivative Contracts — PIPE	13
Other Assets	69
Total Assets	29,958
Liabilities:
Payable for Investments Purchased	209
Payable for Fund Shares Redeemed	68
Payable for Custodian Fees	40
Payable for Professional Fees	30
Bank Overdraft	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Organization Costs for Subsidiary	—	@
Unrealized Depreciation on Derivative Contracts — PIPE	34
Other Liabilities	12
Total Liabilities	397
Net Assets	$29,561
Net Assets Consist of:
Paid-in-Capital	$15,623
Total Distributable Earnings	13,938
Net Assets	$29,561
CLASS I:
Net Assets	$27,685
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,259,285
Net Asset Value, Offering and Redemption Price Per Share	$21.98
CLASS A:
Net Assets	$1,810
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	83,039
Net Asset Value, Redemption Price Per Share	$21.80
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.21
Maximum Offering Price Per Share	$23.01
CLASS C:
Net Assets	$43
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,996
Net Asset Value, Offering and Redemption Price Per Share	$21.39
CLASS IS:
Net Assets	$23
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,028
Net Asset Value, Offering and Redemption Price Per Share	$22.01

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$59
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	59
Expenses:
Advisory Fees (Note B)	108
Professional Fees	60
Custodian Fees (Note F)	47
Registration Fees	25
Administration Fees (Note C)	11
Pricing Fees	8
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Organization Costs for Subsidiary	— @
Other Expenses	9
Total Expenses	290
Waiver of Advisory Fees (Note B)	(108)
Expenses Reimbursed by Adviser (Note B)	(35)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	143
Net Investment Loss	(84)
Realized Gain:
Investments Sold	3,044
Foreign Currency Translation	— @
Net Realized Gain	3,044
Change in Unrealized Appreciation (Depreciation):
Investments	913
Foreign Currency Translation	(— @)
Derivative Contracts — PIPE	(21)
Net Change in Unrealized Appreciation (Depreciation)	892
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,936
Net Increase in Net Assets Resulting from Operations	$3,852

@  Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Counterpoint Global Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(84)	$(132)
Net Realized Gain	3,044	1,836
Net Change in Unrealized Appreciation (Depreciation)	892	8,072
Net Increase in Net Assets Resulting from Operations	3,852	9,776
Dividends and Distributions to Shareholders:
Class I	—	(654)
Class A	—	(18)
Class C	—	(1)
Class IS	—	(1)
Total Dividends and Distributions to Shareholders	—	(674)
Capital Share Transactions:(1)
Class I:
Subscribed	2,974	9,074
Distributions Reinvested	—	654
Redeemed	(2,694)	(5,076)
Class A:
Subscribed	1,320	654
Distributions Reinvested	—	18
Redeemed	(362)	(109)
Class C:
Subscribed	15	7
Distributions Reinvested	—	1
Redeemed	(4)	—
Class IS:
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	1,249	5,224
Total Increase in Net Assets	5,101	14,326
Net Assets:
Beginning of Period	24,460	10,134
End of Period	$29,561	$24,460
(1) Capital Share Transactions:
Class I:
Shares Subscribed	143	753
Shares Issued on Distributions Reinvested	—	34
Shares Redeemed	(131)	(432)
Net Increase in Class I Shares Outstanding	12	355
Class A:
Shares Subscribed	64	41
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(18)	(6)
Net Increase in Class A Shares Outstanding	46	36
Class C:
Shares Subscribed	1	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	—
Net Increase in Class C Shares Outstanding	1	— @@
Class IS:
Shares Issued on Distributions Reinvested	—	— @@

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$19.01		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.11)		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	3.03		8.34		2.89		(1.41)
Total from Investment Operations	2.97		8.23		2.86		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		(0.54)		—		—
Paid-in-Capital	—		—		—		(0.07)
Total Distributions	—		(0.54)		—		(0.10)
Net Asset Value, End of Period	$21.98		$19.01		$11.32		$8.46
Total Return(4)	15.62	%(7)	72.70%		33.81%		(14.36	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,685		$23,717		$10,097		$5,733
Ratio of Expenses Before Expense Limitation	2.11	%(8)	3.29%		5.22%		6.83	%(8)
Ratio of Expenses After Expense Limitation	1.05	%(5)(8)	1.04	%(5)	1.03	%(5)	1.03	%(5)(8)
Ratio of Net Investment Loss	(0.61	)%(5)(8)	(0.79	)%(5)	(0.25	)%(5)	(0.54	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	41	%(7)	116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$18.89		$11.28		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.09)		(0.19)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	3.00		8.34		2.87		(1.40)
Total from Investment Operations	2.91		8.15		2.81		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		(0.54)		—		—
Paid-in-Capital	—		—		—		(0.06)
Total Distributions	—		(0.54)		—		(0.09)
Net Asset Value, End of Period	$21.80		$18.89		$11.28		$8.47
Total Return(4)	15.40	%(7)	72.25%		33.18%		(14.44	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,810		$696		$15		$8
Ratio of Expenses Before Expense Limitation	2.54	%(8)	4.61%		23.73%		26.82	%(8)
Ratio of Expenses After Expense Limitation	1.40	%(5)(8)	1.39	%(5)	1.39	%(5)	1.39	%(5)(8)
Ratio of Net Investment Loss	(0.92	)%(5)(8)	(1.16	)%(5)	(0.62	)%(5)	(0.91	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	41	%(7)	116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$18.60		$11.20		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.17)		(0.27)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.96		8.21		2.87		(1.40)
Total from Investment Operations	2.79		7.94		2.73		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.02)
Net Realized Gain	—		(0.54)		—		—
Paid-in-Capital	—		—		—		(0.03)
Total Distributions	—		(0.54)		—		(0.05)
Net Asset Value, End of Period	$21.39		$18.60		$11.20		$8.47
Total Return(4)	15.00	%(7)	70.89%		32.23%		(14.80	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43		$27		$11		$8
Ratio of Expenses Before Expense Limitation	8.90	%(8)	18.57%		24.53%		27.44	%(8)
Ratio of Expenses After Expense Limitation	2.15	%(5)(8)	2.14	%(5)	2.14	%(5)	2.14	%(5)(8)
Ratio of Net Investment Loss	(1.68	)%(5)(8)	(1.90	)%(5)	(1.37	)%(5)	(1.66	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	41	%(7)	116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$19.03		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.10)		(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss)	3.01		8.35		2.88		(1.41)
Total from Investment Operations	2.98		8.25		2.86		(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		(0.54)		—		—
Paid-in-Capital	—		—		—		(0.08)
Total Distributions	—		(0.54)		—		(0.11)
Net Asset Value, End of Period	$22.01		$19.03		$11.32		$8.46
Total Return(4)	15.66	%(7)	72.88%		33.81%		(14.34	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23		$20		$11		$8
Ratio of Expenses Before Expense Limitation	10.40	%(8)	19.31%		23.44%		26.39	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	0.99	%(5)	0.99	%(5)	0.99	%(5)(8)
Ratio of Net Investment Loss	(0.57	)%(5)(8)	(0.74	)%(5)	(0.22	)%(5)	(0.51	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	41	%(7)	116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Counterpoint Global Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Counterpoint Global Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $118,000 or approximately 0.40% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE;

(7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$297	$—	$—	$297
Air Freight & Logistics	410	—	—	410
Banks	520	—	—	520
Beverages	226	—	—	226
Biotechnology	449	—	—	449
Capital Markets	188	—	—	188
Chemicals	144	—	—	144
Commercial Services & Supplies	139	—	—	139
Construction Materials	18	—	—	18
Consumer Finance	93	—	—	93
Containers & Packaging	8	—	—	8
Diversified Consumer Services	117	—	—	117
Diversified Financial Services	108	—	—	108
Diversified Holding Companies	303	—	—	303
Diversified Telecommunication Services	88	—	—	88
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$151	$—	$—	$151
Entertainment	2,304	—	—	2,304
Equity Real Estate Investment Trusts (REITs)	7	—	—	7
Food & Staples Retailing	191	—	—	191
Food Products	245	—	—	245
Health Care Equipment & Supplies	573	—	—	573
Health Care Providers & Services	889	23	—	912
Health Care Technology	633	—	—	633
Hotels, Restaurants & Leisure	250	—	—	250
Household Durables	598	—	—	598
Household Products	66	—	—	66
Industrial Conglomerates	29	—	—	29
Information Technology Services	4,207	—	—	4,207
Insurance	136	—	—	136
Interactive Media & Services	1,908	—	—	1,908
Internet & Direct Marketing Retail	3,501	—	—	3,501
Leisure Products	38	—	—	38
Life Sciences Tools & Services	415	—	—	415
Machinery	35	—	—	35
Marine	65	—	—	65
Media	243	—	—	243
Metals & Mining	74	—	—	74
Multi-Line Retail	11	—	—	11
Multi-Utilities	83	—	—	83
Oil, Gas & Consumable Fuels	53	—	—	53
Other	204	—	—	204
Personal Products	30	—	—	30
Pharmaceuticals	536	—	—	536
Professional Services	59	—	—	59
Real Estate Management & Development	386	—	—	386
Road & Rail	309	—	—	309
Semiconductors & Semiconductor Equipment	524	—	—	524
Software	3,123	72	—	3,195
Specialty Retail	989	—	—	989
Textiles, Apparel & Luxury Goods	1,087	—	—	1,087
Trading Companies & Distributors	17	—	—	17
Transportation Infrastructure	41	—	—	41
Total Common Stocks	27,118	95	—	27,213

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Internet & Direct Marketing Retail	$15	$—	$—	$15
Investment Companies	208	—	—	208
Warrant	1	—	—	1
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	2,213	—	—	2,213
Derivative Contracts — PIPE	—	—	13	13
Total Assets	$29,555	$99	$13	$29,667
Liabilities:
Derivative Contracts — PIPE	—	—	(34)	(34)
Total	$29,555	$99	$(21)	$29,633

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contracts — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(21)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(21)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$(21)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE	$(21)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%–25.5%/12.9%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4(a)
PIPE	Unrealized Appreciation on Derivative Contracts — PIPE	Equity Risk	13
Total			$17
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contracts — PIPE	Equity Risk	$(34)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(15	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(22	)(c)
Equity Risk	Derivative Contracts — PIPE	(21)
Total		$(43)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$4	(a)(d)	$—
Derivative Contracts — PIPE	13	(e)	(34	)(e)
Total	$17		$(34)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas	$1		$—	$—	$1
Goldman Sachs International	3		—	—	3
JP Morgan Chase Bank NA	—	@	—	—	—	@
Total	$4		$—	$—	$4

@  Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	12,744,000
Derivative Contracts — PIPE:
Average monthly notional amount	$339,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $108,000 of advisory fees were waived and approximately $39,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $11,782,000 and $10,389,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,944	$5,920	$5,651	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$2,213

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$442	$232	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,142	$306

During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $88,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash.

To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN

3693645 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Developing Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Developing Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Developing Opportunity Portfolio Class I	$1,000.00	$999.30	$1,019.09	$5.70	$5.76	1.15%
Developing Opportunity Portfolio Class A	1,000.00	997.90	1,017.90	6.89	6.95	1.39
Developing Opportunity Portfolio Class C	1,000.00	994.40	1,014.18	10.58	10.69	2.14
Developing Opportunity Portfolio Class IS	1,000.00	999.30	1,019.44	5.35	5.41	1.08

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Argentina (1.6%)
Globant SA (a)	24,724	$5,419
Brazil (5.3%)
B3 SA — Brasil Bolsa Balcao	1,396,260	4,721
Magazine Luiza SA	2,997,179	12,745
		17,466
China (48.0%)
360 DigiTech, Inc. (a)	218,060	9,124
Alibaba Group Holding Ltd. ADR (a)	50,935	11,551
China East Education Holdings Ltd. (a)(b)	1,355,000	2,129
China Resources Beer Holdings Co., Ltd. (b)	762,000	6,845
DIDI Global, Inc. ADR (a)	524,346	7,909
Foshan Haitian Flavouring & Food Co., Ltd., Class A	765,982	15,287
Haidilao International Holding Ltd. (b)	661,000	3,482
HUYA, Inc. ADR (a)	548,754	9,686
Kuaishou Technology (a)(b)	209,500	5,256
Kweichow Moutai Co., Ltd., Class A	34,789	11,073
Meituan, Class B (a)(b)	646,700	26,687
New Frontier Health Corp. SPAC (a)	7,725	86
Shenzhou International Group Holdings Ltd. (b)	407,000	10,279
TAL Education Group ADR (a)	283,457	7,152
Tencent Holdings Ltd. (b)	148,100	11,140
Trip.com Group Ltd. ADR (a)	402,438	14,270
Tsingtao Brewery Co., Ltd. H Shares (b)	518,000	5,577
Yihai International Holding Ltd. (a)(b)	262,000	1,760
		159,293
India (18.3%)
HDFC Bank Ltd.	1,228,807	24,763
ICICI Bank Ltd. ADR (a)	928,335	15,875
IndusInd Bank Ltd. (a)	679,894	9,297
Kotak Mahindra Bank Ltd. (a)	312,704	7,176
Shree Cement Ltd. (a)	9,257	3,425
		60,536
	Shares	Value (000)
Korea, Republic of (5.7%)
NAVER Corp.	51,236	$18,995
Mexico (0.8%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	136,760	2,518
Russia (1.2%)
Yandex N.V., Class A (a)	56,084	3,968
Taiwan (7.4%)
Nien Made Enterprise Co., Ltd.	175,000	2,597
Silergy Corp.	57,000	7,753
Taiwan Semiconductor Manufacturing Co., Ltd.	661,000	14,116
		24,466
United States (10.6%)
Coupang, Inc. (a)	115,087	4,813
EPAM Systems, Inc. (a)	27,025	13,809
MercadoLibre, Inc. (a)	10,607	16,523
		35,145
Total Common Stocks (Cost $294,261)		327,806
Investment Company (0.3%)
United States (0.3%)
Grayscale Bitcoin Trust (a) (Cost $1,951)	38,622	1,151
Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $11,380)	11,379,555	11,380
Total Investments (102.6%) (Cost $307,592) (c)(h)		340,337
Liabilities in Excess of Other Assets (–2.6%)		(8,535)
Net Assets (100.0%)		$331,802

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(d)(e)(f)(g)	$2,601,490	12/31/21	$138	0.04%

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,742,000 and the aggregate gross unrealized depreciation is approximately $21,859,000, resulting in net unrealized appreciation of approximately $32,883,000.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $138,000 and represents less than 0.05% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Developing Opportunity Portfolio

(e)  At June 30, 2021, the Fund held a fair valued derivative contract valued at approximately $138,000 representing less than 0.05% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 260,149 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(g)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.0%
Internet & Direct Marketing Retail	21.7
Banks	16.8
Interactive Media & Services	11.6
Beverages	6.9
Semiconductors & Semiconductor Equipment	6.4
Information Technology Services	5.6
Food Products	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized appreciation of approximately $138,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $296,212)	$328,957
Investment in Security of Affiliated Issuer, at Value (Cost $11,380)	11,380
Total Investments in Securities, at Value (Cost $307,592)	340,337
Foreign Currency, at Value (Cost $303)	313
Receivable for Fund Shares Sold	539
Dividends Receivable	193
Receivable from Affiliate	—	@
Unrealized Appreciation on Derivative Contract — PIPE	138
Other Assets	121
Total Assets	341,641
Liabilities:
Payable for Investments Purchased	7,909
Deferred Capital Gain Country Tax	825
Payable for Advisory Fees	729
Payable for Fund Shares Redeemed	274
Payable for Professional Fees	29
Payable for Custodian Fees	24
Payable for Administration Fees	22
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class C	8
Payable for Organization Costs for Subsidiary	6
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	9
Total Liabilities	9,839
Net Assets	$331,802
Net Assets Consist of:
Paid-in-Capital	$299,296
Total Distributable Earnings	32,506
Net Assets	$331,802
CLASS I:
Net Assets	$300,020
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,702,429
Net Asset Value, Offering and Redemption Price Per Share	$14.49
CLASS A:
Net Assets	$21,683
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,501,599
Net Asset Value, Redemption Price Per Share	$14.44
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.80
Maximum Offering Price Per Share	$15.24
CLASS C:
Net Assets	$10,084
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	706,220
Net Asset Value, Offering and Redemption Price Per Share	$14.28
CLASS IS:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$14.50

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $77 of Foreign Taxes Withheld)	$721
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	722
Expenses:
Advisory Fees (Note B)	1,422
Administration Fees (Note C)	126
Sub Transfer Agency Fees — Class I	86
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class C	2
Shareholder Services Fees — Class A (Note D)	23
Distribution and Shareholder Services Fees — Class C (Note D)	47
Professional Fees	49
Registration Fees	49
Custodian Fees (Note F)	37
Organization Costs for Subsidiary	17
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	9
Total Expenses	1,885
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,878
Net Investment Loss	(1,156)
Realized Gain (Loss):
Investments Sold (Net of $169 of Capital Gain Country Tax)	3,233
Foreign Currency Translation	(134)
Net Realized Gain	3,099
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $287)	(8,037)
Foreign Currency Translation	9
Derivative Contracts — PIPE	138
Net Change in Unrealized Appreciation (Depreciation)	(7,890)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(4,791)
Net Decrease in Net Assets Resulting from Operations	$(5,947)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Developing Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Period from February 14, 2020^ to December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,156)	$(675)
Net Realized Gain (Loss)	3,099	(945)
Net Change in Unrealized Appreciation (Depreciation)	(7,890)	39,957
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,947)	38,337
Capital Share Transactions:(1)
Class I:
Subscribed	106,181	203,978
Redeemed	(36,176)	(4,898)
Class A:
Subscribed	14,409	11,456
Redeemed	(3,894)	(1,392)
Class C:
Subscribed	6,558	5,215
Redeemed	(1,891)	(173)
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	85,187	214,196
Redemption Fees	10	19
Total Increase in Net Assets	79,250	252,552
Net Assets:
Beginning of Period	252,552	—
End of Period	$331,802	$252,552
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,987	16,607
Shares Redeemed	(2,486)	(406)
Net Increase in Class I Shares Outstanding	4,501	16,201
Class A:
Shares Subscribed	960	922
Shares Redeemed	(269)	(112)
Net Increase in Class A Shares Outstanding	691	810
Class C:
Shares Subscribed	426	426
Shares Redeemed	(130)	(16)
Net Increase in Class C Shares Outstanding	296	410
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.10)
Net Realized and Unrealized Gain	0.04		4.60
Total from Investment Operations	(0.01)		4.50
Redemption Fees	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.49		$14.50
Total Return(5)	(0.07	)%(8)	45.00	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$300,020		$234,923
Ratio of Expenses Before Expense Limitation	N/A		1.41	%(9)
Ratio of Expenses After Expense Limitation	1.15	%(6)(9)	1.14	%(6)(9)
Ratio of Net Investment Loss	(0.70	)%(6)(9)	(0.87	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01	%(9)
Portfolio Turnover Rate	24	%(8)	18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.13)
Net Realized and Unrealized Gain	0.04		4.60
Total from Investment Operations	(0.03)		4.47
Redemption Fees	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.44		$14.47
Total Return(5)	(0.21	)%(8)	44.70	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,683		$11,721
Ratio of Expenses Before Expense Limitation	N/A		1.72	%(9)
Ratio of Expenses After Expense Limitation	1.39	%(6)(9)	1.44	%(6)(9)
Ratio of Net Investment Loss	(0.90	)%(6)(9)	(1.17	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01	%(9)
Portfolio Turnover Rate	24	%(8)	18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.12)		(0.22)
Net Realized and Unrealized Gain	0.04		4.58
Total from Investment Operations	(0.08)		4.36
Redemption Fees	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.28		$14.36
Total Return(5)	(0.56	)%(8)	43.60	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,084		$5,893
Ratio of Expenses Before Expense Limitation	N/A		2.53	%(9)
Ratio of Expenses After Expense Limitation	2.14	%(6)(9)	2.24	%(6)(9)
Ratio of Net Investment Loss	(1.68	)%(6)(9)	(1.97	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01	%(9)
Portfolio Turnover Rate	24	%(8)	18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.07)
Net Realized and Unrealized Gain	0.04		4.58
Total from Investment Operations	(0.01)		4.51
Redemption Fees	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.50		$14.51
Total Return(5)	(0.07	)%(8)	45.10	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$15
Ratio of Expenses Before Expense Limitation	13.06	%(9)	17.67	%(9)
Ratio of Expenses After Expense Limitation	1.08	%(6)(9)	1.09	%(6)(9)
Ratio of Net Investment Loss	(0.64	)%(6)(9)	(0.67	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01	%(9)
Portfolio Turnover Rate	24	%(8)	18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Developing Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $1,435,000 or approximately 0.43% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$57,111	$—	$—	$57,111
Beverages	23,495	—	—	23,495
Capital Markets	4,721	—	—	4,721
Construction Materials	3,425	—	—	3,425
Consumer Finance	9,124	—	—	9,124
Diversified Consumer Services	9,281	—	—	9,281
Entertainment	9,686	—	—	9,686
Food Products	17,047	—	—	17,047
Health Care Providers & Services	86	—	—	86
Hotels, Restaurants & Leisure	3,482	—	—	3,482
Household Durables	2,597	—	—	2,597
Information Technology Services	19,228	—	—	19,228
Interactive Media & Services	39,359	—	—	39,359
Internet & Direct Marketing Retail	73,844	—	—	73,844
Multi-Line Retail	12,745	—	—	12,745
Road & Rail	7,909	—	—	7,909
Semiconductors & Semiconductor Equipment	21,869	—	—	21,869
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$10,279	$—	$—	$10,279
Transportation Infrastructure	2,518	—	—	2,518
Total Common Stocks	327,806	—	—	327,806
Investment Company	1,151	—	—	1,151
Short-Term Investment
Investment Company	11,380	—	—	11,380
Derivative Contract — PIPE	—	—	138	138
Total Assets	$340,337	$—	$138	$340,475

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transaction	138
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$138
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$138

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$138	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	$138

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$138

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Derivative Contract — PIPE	$138	$—

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE:
Average monthly notional amount	$2,601,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

7. Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.90% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $180,914,000 and $70,376,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$25,691	$71,659	$85,970	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$11,380

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2020.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$116	$(116)

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the period since the middle of February 2020, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the contractual management fee was higher than but close to the Fund's peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIDOSAN
3692032 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Fixed Income Opportunities Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon

President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Emerging Markets Fixed Income Opportunities Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Fixed Income Opportunities Portfolio Class I	$1,000.00	$989.40	$1,020.58	$4.19	$4.26	0.85%
Emerging Markets Fixed Income Opportunities Portfolio Class A	1,000.00	987.40	1,018.84	5.91	6.01	1.20
Emerging Markets Fixed Income Opportunities Portfolio Class L	1,000.00	985.70	1,017.60	7.14	7.25	1.45
Emerging Markets Fixed Income Opportunities Portfolio Class C	1,000.00	982.20	1,015.12	9.58	9.74	1.95
Emerging Markets Fixed Income Opportunities Portfolio Class IS	1,000.00	988.40	1,020.73	4.04	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (90.5%)
Argentina (0.8%)
Corporate Bonds (0.5%)
Pampa Energia SA, 9.13%, 4/15/29 (a)		$150	$138
Telecom Argentina SA,
8.00%, 7/18/26 (a)		50	47
			185
Sovereign (0.3%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 - 7/9/35 (b)		359	120
1.00%, 7/9/29		24	9
			129
			314
Armenia (1.2%)
Corporate Bond (0.7%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)		270	270
Sovereign (0.5%)
Republic of Armenia International Bond,
3.95%, 9/26/29		200	198
			468
Brazil (5.6%)
Corporate Bonds (2.1%)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV,
5.00%, 5/7/28 (a)		200	204
MARB BondCo PLC,
3.95%, 1/29/31 (a)		200	193
MercadoLibre, Inc.,
3.13%, 1/14/31		200	197
Movida Europe SA,
5.25%, 2/8/31 (a)		200	202
Suzano Austria GmbH,
3.75%, 1/15/31		40	42
			838
Sovereign (3.5%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 - 1/1/25	BRL	5,538	1,172
Brazilian Government International Bond,
3.88%, 6/12/30		$200	202
			1,374
			2,212
	Face Amount (000)		Value (000)
Chile (3.0%)
Corporate Bonds (2.1%)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par,
4.05%, 4/27/26 (a)		$200	$206
Cencosud SA,
4.38%, 7/17/27		200	219
Colbun SA,
3.15%, 3/6/30 (a)		200	204
Kenbourne Invest SA,
4.70%, 1/22/28 (a)		200	202
			831
Sovereign (0.9%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	90,000	128
Chile Government International Bond,
3.50%, 1/25/50		$200	210
			338
			1,169
China (5.4%)
Corporate Bonds (1.5%)
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		260	289
Huarong Finance Co. Ltd.,
3.88%, 11/13/29		200	137
Huarong Finance II Co. Ltd.,
4.63%, 6/3/26		200	141
			567
Sovereign (3.9%)
China Government Bond,
2.68%, 5/21/30	CNY	2,820	420
3.13%, 11/21/29		4,900	758
3.29%, 10/18/23		940	148
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)		$200	211
			1,537
			2,104
Colombia (4.0%)
Corporate Bonds (2.1%)
Banco GNB Sudameris SA,
7.50%, 4/16/31 (a)		200	203
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	198
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (a)		200	203
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		185	198
			802

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Sovereign (1.9%)
Colombia Government International Bond,
4.13%, 5/15/51		$200	$190
Colombian TES, Series B
6.00%, 4/28/28	COP	758,400	194
7.00%, 6/30/32		253,800	66
7.50%, 8/26/26		575,100	163
10.00%, 7/24/24		454,100	138
			751
			1,553
Czech Republic (0.4%)
Sovereign (0.4%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	3,440	152
Dominican Republic (1.8%)
Corporate Bond (0.1%)
Empresa Generadora de Electricidad Itabo SA,
7.95%, 5/11/26 (a)		$54	56
Sovereign (1.7%)
Dominican Republic International Bond,
5.30%, 1/21/41 (a)		300	300
5.88%, 1/30/60 (a)		150	150
9.75%, 6/5/26 (a)	DOP	10,550	209
			659
			715
Ecuador (1.0%)
Sovereign (1.0%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$20	12
0.50%, 7/31/30 - 7/31/40 (a)(b)		286	204
0.50%, 7/31/35 - 7/31/40 (b)		270	175
			391
Egypt (4.2%)
Corporate Bond (1.1%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	411
Sovereign (3.1%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	5,012	318
14.06%, 1/12/26		3,600	228
Egypt Government International Bond,
5.25%, 10/6/25		$200	211
6.38%, 4/11/31 (a)	EUR	230	285
7.50%, 2/16/61 (a)		$200	188
			1,230
			1,641
	Face Amount (000)		Value (000)
El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		$150	$128
Ghana (1.5%)
Corporate Bonds (1.0%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	199
Tullow Oil PLC,
10.25%, 5/15/26 (a)		200	210
			409
Sovereign (0.5%)
Ghana Government International Bond,
8.88%, 5/7/42 (a)		200	202
			611
Hungary (1.2%)
Sovereign (1.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	56,000	198
6.00%, 11/24/23		76,600	286
			484
India (0.6%)
Corporate Bond (0.6%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	244
Indonesia (6.0%)
Sovereign (6.0%)
Indonesia Government International Bond,
3.85%, 7/18/27		200	223
4.45%, 4/15/70		230	273
Indonesia Treasury Bond,
6.50%, 6/15/25 - 2/15/31	IDR	7,834,000	558
7.00%, 9/15/30		3,916,000	280
7.50%, 8/15/32 - 6/15/35		5,310,000	383
8.38%, 4/15/39		3,200,000	245
8.75%, 5/15/31		1,310,000	104
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	266
			2,332
Israel (1.3%)
Corporate Bonds (1.3%)
Energean Israel Finance Ltd.,
4.88%, 3/30/26 (a)		165	170
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	331
			501

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	140	$166
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		$200	211
Kazakhstan (0.6%)
Sovereign (0.6%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (a)	KZT	100,000	236
Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (c)(d)		$266	35
Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28 (a)	EUR	100	117
Malaysia (2.9%)
Sovereign (2.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	950	216
3.96%, 9/15/25		1,603	408
4.18%, 7/15/24		762	194
4.23%, 6/30/31		616	159
4.50%, 4/15/30		559	147
			1,124
Mexico (10.5%)
Corporate Bonds (2.9%)
Cemex SAB de CV,
5.13%, 6/8/26 (a)(e)		$200	207
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	235
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25 (a)		200	212
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	282
Unifin Financiera SAB de CV,
9.88%, 1/28/29 (a)		200	199
			1,135
Sovereign (7.6%)
Mexican Bonos,
10.00%, 12/5/24	MXN	1,388	78
Series M
7.50%, 6/3/27		15,813	828
7.75%, 5/29/31		12,030	637
8.00%, 12/7/23		2,072	109
10.00%, 12/5/24		2,321	130
	Face Amount (000)	Value (000)
Mexico Government International Bond,
3.75%, 4/19/71	$200	$183
Petroleos Mexicanos,
6.50%, 3/13/27 - 1/23/29	526	549
6.88%, 10/16/25 (a)	135	150
6.95%, 1/28/60	365	323
		2,987
		4,122
Moldova (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
8.45%, 4/29/26 (a)	200	209
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)(f)	200	197
Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	200	186
Nigeria (4.4%)
Corporate Bonds (3.3%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)	220	237
First Bank of Nigeria Ltd. Via FBN Finance Co. BV,
8.63%, 10/27/25 (a)	200	213
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	270	294
SEPLAT Petroleum Development Co. PLC,
7.75%, 4/1/26 (a)	210	219
United Bank for Africa PLC,
7.75%, 6/8/22 (a)	300	311
		1,274
Sovereign (1.1%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)	400	423
		1,697
Oman (1.1%)
Sovereign (1.1%)
Oman Government International Bond,
6.25%, 1/25/31 (a)	410	441
Panama (0.5%)
Corporate Bond (0.5%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	200	210
Paraguay (0.7%)
Sovereign (0.7%)
Paraguay Government International Bond,
5.40%, 3/30/50	230	269

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Peru (1.7%)
Corporate Bonds (1.0%)
InRetail Consumer,
3.25%, 3/22/28 (a)		$200	$198
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		200	208
			406
Sovereign (0.7%)
Peru Government Bond,
5.40%, 8/12/34	PEN	259	64
5.94%, 2/12/29		742	211
6.15%, 8/12/32		1	—	@
			275
			681
Poland (2.7%)
Sovereign (2.7%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,258	359
4.00%, 10/25/23		455	129
5.75%, 10/25/21 - 9/23/22		2,020	563
			1,051
Qatar (0.8%)
Sovereign (0.8%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)		$230	297
Romania (1.1%)
Sovereign (1.1%)
Romania Government Bond,
4.75%, 2/24/25 - 10/11/34	RON	1,590	411
			411
Russia (4.4%)
Corporate Bond (0.8%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30		$300	316
Sovereign (3.6%)
Russian Federal Bond — OFZ,
6.90%, 5/23/29	RUB	43,141	588
7.00%, 8/16/23		21,670	298
7.70%, 3/23/33		9,485	136
7.95%, 10/7/26		9,240	132
Russian Foreign Bond — Eurobond,
5.63%, 4/4/42		$200	257
			1,411
			1,727
Saudi Arabia (1.6%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		200	203
	Face Amount (000)		Value (000)
Sovereign (1.1%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		$340	$446
			649
Senegal (0.9%)
Sovereign (0.9%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		350	370
South Africa (3.9%)
Sovereign (3.9%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	18,181	1,209
8.25%, 3/31/32		2,437	156
8.75%, 1/31/44		820	49
9.00%, 1/31/40		1,500	92
			1,506
Supranational (0.6%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (a)	EUR	200	249
Tanzania, United Republic of (0.6%)
Corporate Bond (0.6%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		$200	214
Thailand (1.8%)
Sovereign (1.8%)
Thailand Government Bond,
3.63%, 6/16/23	THB	9,000	298
4.88%, 6/22/29		10,144	397
			695
Turkey (2.6%)
Corporate Bond (0.5%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi,
9.50%, 7/10/36 (a)		$200	211
Sovereign (2.1%)
Hazine Mustesarligi Varlik Kiralama AS,
5.13%, 6/22/26 (a)		200	200
Turkey Government Bond,
8.00%, 3/12/25	TRY	1,143	98
10.50%, 8/11/27		1,236	107
10.70%, 8/17/22		58	6
11.00%, 3/2/22		190	21
Turkey Government International Bond,
5.88%, 6/26/31		$400	390
			822
			1,033

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Ukraine (1.7%)
Sovereign (1.7%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	$247
Ukraine Government International Bond,
7.75%, 9/1/26		$380	421
			668
United Arab Emirates (2.9%)
Corporate Bonds (2.3%)
DP World PLC,
5.63%, 9/25/48 (a)		200	251
DP World Salaam,
6.00%, 10/1/25 (e)		200	220
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34 (a)		200	197
3.25%, 9/30/40 (a)		230	229
			897
Sovereign (0.6%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30		200	218
			1,115
Uzbekistan (0.5%)
Sovereign (0.5%)
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (a)		200	200
Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)		1,582	71
Zambia (0.7%)
Sovereign (0.7%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	2,030	47
13.00%, 1/25/31		5,290	103
Zambia Government International Bond,
5.38%, 9/20/22		$200	127
			277
Total Fixed Income Securities (Cost $35,815)			35,453
	No. of Warrants
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.0%, expires 4/15/20 (h) (Cost $—)		495	1
	Shares
Short-Term Investments (7.4%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,612)		2,611,813	2,612
	Face Amount (000)		Value (000)
Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bill,
13.25%, 9/7/21 (Cost $230)	EGP	3,700	$231
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.03%, 11/4/21 (i) (Cost $30)		$30	30
Total Short-Term Investments (Cost $2,872)			2,873
Total Investments (97.9%) (Cost $38,687) (j)(k)			38,327
Other Assets in Excess of Liabilities (2.1%)			827
Net Assets (100.0%)			$39,154

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.

(c)  Non-income producing security; bond in default.

(d)  Issuer in bankruptcy.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.

(f)  When-issued security.

(g)  Amount is less than 0.05%.

(h)  Perpetual maturity date. Date disclosed is the last expiration date.

(i)  Rate shown is the yield to maturity at June 30, 2021.

(j)  Securities are available for collateral in connection with purchase of when-issued security and open foreign currency forward exchange contracts.

(k)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,609,000 and the aggregate gross unrealized depreciation is approximately $1,943,000, resulting in net unrealized depreciation of approximately $334,000.

@  Value is less than $500.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	20		$24	8/25/21	$1
Barclays Bank PLC		$397	HUF	118,000	8/25/21	1
BNP Paribas SA	CLP	16,000		$22	8/25/21	— @
BNP Paribas SA	EUR	1,080		$1,320	8/25/21	38
BNP Paribas SA	IDR	2,300,000		$159	8/25/21	1
BNP Paribas SA		$182	CLP	130,000	8/25/21	(5)
BNP Paribas SA		$402	CZK	8,400	8/25/21	(12)
Citibank NA	MXN	7,450		$370	8/25/21	(1)
JPMorgan Chase Bank NA	PLN	170		$46	8/25/21	1
UBS AG		$202	CNH	1,310	8/25/21	(— @)
UBS AG	ZAR	2,400		$169	8/25/21	2
						$26

@    Value is less than $500.

BRL  —  Brazilian Real

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DOP  —  Dominican Peso

EGP  —  Egyptian Pound

EUR  —  Euro

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

KZT  —  Kazakhstan Tenge

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

ZMW  —  Zambian kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	65.3%
Corporate Bonds	26.6
Short-Term Investments	7.5
Other*	0.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $26,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $36,075)	$35,715
Investment in Security of Affiliated Issuer, at Value (Cost $2,612)	2,612
Total Investments in Securities, at Value (Cost $38,687)	38,327
Foreign Currency, at Value (Cost $263)	253
Interest Receivable	626
Receivable for Investments Sold	214
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	44
Tax Reclaim Receivable	25
Due from Adviser	2
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Receivable for Fund Shares Sold	—	@
Other Assets	79
Total Assets	39,570
Liabilities:
Payable for Investments Purchased	196
Payable for Fund Shares Redeemed	65
Deferred Capital Gain Country Tax	65
Payable for Professional Fees	36
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	18
Payable for Custodian Fees	11
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	17
Total Liabilities	416
Net Assets	$39,154
Net Assets Consist of:
Paid-in-Capital	$45,751
Total Accumulated Loss	(6,597)
Net Assets	$39,154

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$34,912
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,902,608
Net Asset Value, Offering and Redemption Price Per Share	$8.95
CLASS A:
Net Assets	$3,164
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	354,325
Net Asset Value, Redemption Price Per Share	$8.93
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.30
Maximum Offering Price Per Share	$9.23
CLASS L:
Net Assets	$549
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	61,567
Net Asset Value, Offering and Redemption Price Per Share	$8.91
CLASS C:
Net Assets	$510
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	57,411
Net Asset Value, Offering and Redemption Price Per Share	$8.88
CLASS IS:
Net Assets	$19
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,156
Net Asset Value, Offering and Redemption Price Per Share	$8.95

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $27 of Foreign Taxes Withheld)	$1,165
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	1,165
Expenses:
Advisory Fees (Note B)	142
Professional Fees	67
Registration Fees	26
Administration Fees (Note C)	15
Custodian Fees (Note F)	10
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	8
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Other Expenses	10
Total Expenses	308
Waiver of Advisory Fees (Note B)	(132)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	167
Net Investment Income	998
Realized Gain (Loss):
Investments Sold (Net of $9 of Capital Gain Country Tax)	84
Foreign Currency Forward Exchange Contracts	15
Foreign Currency Translation	(5)
Net Realized Gain	94
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $42)	(1,550)
Foreign Currency Forward Exchange Contracts	33
Foreign Currency Translation	(20)
Net Change in Unrealized Appreciation (Depreciation)	(1,537)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,443)
Net Decrease in Net Assets Resulting from Operations	$(445)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$998	$2,304
Net Realized Gain (Loss)	94	(2,303)
Net Change in Unrealized Appreciation (Depreciation)	(1,537)	(842)
Net Decrease in Net Assets Resulting from Operations	(445)	(841)
Dividends and Distributions to Shareholders:
Class I	(402)	(1,008)
Class A	(35)	(75)
Class L	(6)	(14)
Class C	(4)	(8)
Class IS	(— @)	(1)
Paid-in-Capital:
Class I	—	(1,137)
Class A	—	(84)
Class L	—	(16)
Class C	—	(10)
Class IS	—	(1)
Total Dividends and Distributions to Shareholders	(447)	(2,354)
Capital Share Transactions:(1)
Class I:
Subscribed	3,659	2,814
Distributions Reinvested	401	2,140
Redeemed	(3,628)	(24,914)
Class A:
Subscribed	62	2,384
Distributions Reinvested	35	159
Redeemed	(176)	(1,124)
Class L:
Distributions Reinvested	6	31
Redeemed	(32)	(188)
Class C:
Subscribed	118	127
Distributions Reinvested	4	18
Redeemed	(74)	(182)
Class IS:
Subscribed	—	—
Distributions Reinvested	— @	1
Redeemed	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	375	(18,734)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(517)	(21,929)
Net Assets:
Beginning of Period	39,671	61,600
End of Period	$39,154	$39,671

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	413	318
Shares Issued on Distributions Reinvested	46	258
Shares Redeemed	(404)	(3,008)
Net Increase (Decrease) in Class I Shares Outstanding	55	(2,432)
Class A:
Shares Subscribed	7	257
Shares Issued on Distributions Reinvested	4	19
Shares Redeemed	(20)	(144)
Net Increase (Decrease) in Class A Shares Outstanding	(9)	132
Class L:
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(4)	(22)
Net Decrease in Class L Shares Outstanding	(3)	(18)
Class C:
Shares Subscribed	12	14
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(8)	(21)
Net Increase (Decrease) in Class C Shares Outstanding	5	(5)
Class IS:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	—	—
Net Increase in Class IS Shares Outstanding	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.16		$9.25		$8.52		$9.68		$9.07		$8.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.44		0.51		0.57		0.65		0.67
Net Realized and Unrealized Gain (Loss)	(0.33)		(0.06)		0.70		(1.24)		0.52		0.42
Total from Investment Operations	(0.10)		0.38		1.21		(0.67)		1.17		1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.22)		(0.43)		(0.49)		(0.56)		(0.55)
Paid-in-Capital	—		(0.25)		(0.05)		—		—		—
Total Distributions	(0.11)		(0.47)		(0.48)		(0.49)		(0.56)		(0.55)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.95		$9.16		$9.25		$8.52		$9.68		$9.07
Total Return(4)	(1.06	)%(7)	4.69%		14.41%		(6.93)%		12.94%		12.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,912		$35,262		$58,152		$32,575		$22,219		$20,332
Ratio of Expenses Before Expense Limitation	1.57	%(8)	1.53%		1.39%		1.98%		2.01%		2.03%
Ratio of Expenses After Expense Limitation	0.85	%(5)(8)	0.84	%(5)	0.83	%(5)	0.84	%(5)	0.83	%(5)	0.84	%(5)
Ratio of Net Investment Income	5.27	%(5)(8)	5.05	%(5)	5.65	%(5)	6.24	%(5)	6.73	%(5)	7.32	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	42	%(7)	54%		58%		47%		77%		116%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.15		$9.24		$8.51		$9.67		$9.06		$8.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.41		0.48		0.52		0.61		0.64
Net Realized and Unrealized Gain (Loss)	(0.34)		(0.06)		0.70		(1.22)		0.52		0.42
Total from Investment Operations	(0.12)		0.35		1.18		(0.70)		1.13		1.06
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.19)		(0.40)		(0.46)		(0.52)		(0.52)
Paid-in-Capital	—		(0.25)		(0.05)		—		—		—
Total Distributions	(0.10)		(0.44)		(0.45)		(0.46)		(0.52)		(0.52)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.93		$9.15		$9.24		$8.51		$9.67		$9.06
Total Return(4)	(1.26	)%(7)	4.33%		14.03%		(7.29)%		12.54%		12.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,164		$3,325		$2,141		$1,306		$1,150		$972
Ratio of Expenses Before Expense Limitation	1.90	%(8)	1.87%		1.81%		2.49%		2.51%		2.28%
Ratio of Expenses After Expense Limitation	1.20	%(5)(8)	1.19	%(5)	1.18	%(5)	1.19	%(5)	1.19	%(5)	1.09	%(5)
Ratio of Net Investment Income	4.92	%(5)(8)	4.72	%(5)	5.31	%(5)	5.74	%(5)	6.37	%(5)	7.03	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	42	%(7)	54%		58%		47%		77%		116%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.14		$9.23		$8.50		$9.65		$9.05		$8.51
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.39		0.46		0.50		0.59		0.62
Net Realized and Unrealized Gain (Loss)	(0.34)		(0.06)		0.70		(1.22)		0.51		0.41
Total from Investment Operations	(0.13)		0.33		1.16		(0.72)		1.10		1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.17)		(0.38)		(0.43)		(0.50)		(0.49)
Paid-in-Capital	—		(0.25)		(0.05)		—		—		—
Total Distributions	(0.10)		(0.42)		(0.43)		(0.43)		(0.50)		(0.49)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.91		$9.14		$9.23		$8.50		$9.65		$9.05
Total Return(4)	(1.43	)%(7)	4.06%		13.76%		(7.52)%		12.28%		12.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$549		$589		$764		$727		$842		$777
Ratio of Expenses Before Expense Limitation	2.39	%(8)	2.35%		2.16%		2.78%		2.77%		2.78%
Ratio of Expenses After Expense Limitation	1.45	%(5)(8)	1.44	%(5)	1.43	%(5)	1.44	%(5)	1.44	%(5)	1.45	%(5)
Ratio of Net Investment Income	4.66	%(5)(8)	4.48	%(5)	5.05	%(5)	5.51	%(5)	6.11	%(5)	6.70	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	42	%(7)	54%		58%		47%		77%		116%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.13		$9.21		$8.50		$9.65		$9.05		$8.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.34		0.41		0.46		0.50		0.54
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.05)		0.70		(1.22)		0.55		0.43
Total from Investment Operations	(0.16)		0.29		1.11		(0.76)		1.05		0.97
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.12)		(0.35)		(0.39)		(0.45)		(0.44)
Paid-in-Capital	—		(0.25)		(0.05)		—		—		—
Total Distributions	(0.09)		(0.37)		(0.40)		(0.39)		(0.45)		(0.44)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.88		$9.13		$9.21		$8.50		$9.65		$9.05
Total Return(4)	(1.78	)%(7)	3.63%		13.19%		(7.98)%		11.76%		11.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$510		$475		$524		$48		$284		$225
Ratio of Expenses Before Expense Limitation	2.99	%(8)	3.05%		2.92%		3.79%		3.84%		3.97%
Ratio of Expenses After Expense Limitation	1.95	%(5)(8)	1.94	%(5)	1.93	%(5)	1.94	%(5)	1.94	%(5)	1.95	%(5)
Ratio of Net Investment Income	4.22	%(5)(8)	3.98	%(5)	4.54	%(5)	5.09	%(5)	5.18	%(5)	5.87	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	42	%(7)	54%		58%		47%		77%		116%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.17		$9.25		$8.52		$9.68		$9.07		$8.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.24		0.44		0.52		0.56		0.65		0.67
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.05)		0.69		(1.23)		0.52		0.42
Total from Investment Operations	(0.11)		0.39		1.21		(0.67)		1.17		1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.22)		(0.43)		(0.49)		(0.56)		(0.55)
Paid-in-Capital	—		(0.25)		(0.05)		—		—		—
Total Distributions	(0.11)		(0.47)		(0.48)		(0.49)		(0.56)		(0.55)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.95		$9.17		$9.25		$8.52		$9.68		$9.07
Total Return(4)	(1.16	)%(7)	4.84%		14.44%		(6.91)%		12.95%		12.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$20		$19		$672		$763		$716
Ratio of Expenses Before Expense Limitation	10.75	%(8)	12.56%		1.73%		2.22%		2.25%		2.25%
Ratio of Expenses After Expense Limitation	0.82	%(5)(8)	0.81	%(5)	0.80	%(5)	0.81	%(5)	0.81	%(5)	0.82	%(5)
Ratio of Net Investment Income	5.29	%(5)(8)	5.10	%(5)	5.72	%(5)	6.15	%(5)	6.74	%(5)	7.33	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	42	%(7)	54%		58%		47%		77%		116%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Fixed Income Opportunities Portfolio. The Fund seeks high total return.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan

Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,189	$—	$10,189
Sovereign	—	25,015	—	25,015
Supranational	—	249	—	249
Total Fixed Income Securities	—	35,453	—	35,453
Warrant	—	1	—	1
Short-Term Investments
Investment Company	2,612	—	—	2,612
Sovereign	—	231	—	231
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	2,612	261	—	2,873
Foreign Currency Forward Exchange Contracts	—	44	—	44
Total Assets	2,612	35,759	—	38,371
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(18)	—	(18)
Total	$2,612	$35,741	$—	$38,353

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$44
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(18)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$15
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$33

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$44	$(18)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1	$—	$—	$1
Barclays Bank PLC	1	—	—	1
BNP Paribas SA	39	(17)	—	22
JPMorgan Chase Bank NA	1	—	—	1
UBS AG	2	(— @)	—	2
Total	$44	$(17)	$—	$27
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$17	$(17)	$—	$0
Citibank NA	1	—	—	1
UBS AG	— @	(— @)	—	0
Total	$18	$(17)	$—	$1

@ Value is less than $500.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$4,114,000

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.05% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $132,000 of advisory fees were waived and approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $14,844,000 and $14,913,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,781	$10,703	$9,872	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$2,612

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$1,106	$1,248	$2,408	$293

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,713,000 and $4,504,000, respectively, that do not have an expiration date. These amounts include capital losses acquired from MSIF Emerging Markets Domestic Debt that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.5%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc..
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
3692223 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	14
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Emerging Markets Leaders Portfolio Class I	$1,000.00	$1,096.80	$1,019.14	$5.93	*	$5.71	*	1.14%
Emerging Markets Leaders Portfolio Class A	1,000.00	1,094.80	1,017.85	7.27	*	7.00	*	1.40
Emerging Markets Leaders Portfolio Class C	1,000.00	1,090.90	1,014.08	11.20	*	10.79	*	2.16
Emerging Markets Leaders Portfolio Class IS	1,000.00	1,097.20	1,019.34	5.72	*	5.51	*	1.10
Emerging Markets Leaders Portfolio Class IR^	1,000.00	1,101.70	1,008.44	2.50	**	2.39	**	1.10

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 79/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on April 12, 2021.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (5.5%)
Pagseguro Digital Ltd., Class A (a)	150,276	$8,403
StoneCo Ltd., Class A (a)	105,380	7,067
		15,470
China (34.2%)
Agora, Inc. ADR (a)	46,566	1,954
Bilibili, Inc. ADR (a)	54,669	6,661
KE Holdings, Inc. ADR (a)	65,981	3,146
Kingdee International Software Group Co., Ltd. (b)	1,957,000	6,641
Li Ning Co., Ltd. (b)	1,523,000	18,595
Meituan, Class B (a)(b)	441,100	18,202
New Oriental Education & Technology Group, Inc. ADR (a)	480,560	3,936
Pinduoduo, Inc. ADR (a)	52,146	6,624
Proya Cosmetics Co. Ltd., Class A	116,800	3,556
Tencent Holdings Ltd. (b)	186,100	13,998
Tencent Music Entertainment Group ADR (a)	338,770	5,244
Wuliangye Yibin Co., Ltd., Class A	150,800	6,952
		95,509
Germany (5.7%)
Delivery Hero SE (a)	84,477	11,159
Global Fashion Group SA (a)	307,313	4,653
		15,812
India (21.4%)
Aarti Industries Ltd.	815,000	9,558
Apollo Hospitals Enterprise Ltd.	195,593	9,525
AU Small Finance Bank Ltd. (a)	531,908	7,413
Bajaj Finance Ltd. (a)	185,757	15,034
Happiest Minds Technologies Ltd.	106,271	1,436
HDFC Life Insurance Co., Ltd.	393,113	3,630
Kotak Mahindra Bank Ltd. (a)	315,115	7,232
PI Industries Ltd.	98,430	3,854
SRF Ltd.	21,275	2,082
		59,764
Singapore (8.0%)
Sea Ltd. ADR (a)	81,000	22,243
Taiwan (11.1%)
Silergy Corp.	78,000	10,610
Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	14,180
Voltronic Power Technology Corp.	130,334	6,291
		31,081
United States (13.1%)
Advanced Micro Devices, Inc. (a)	63,917	6,004
MercadoLibre, Inc. (a)	9,732	15,160
NIKE, Inc., Class B	52,181	8,062
NVIDIA Corp.	9,255	7,405
		36,631
Total Common Stocks (Cost $216,030)		276,510
	Shares	Value (000)
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $5,566)	5,566,215	$5,566
Total Investments (101.0%) (Cost $221,596) (c)		282,076
Liabilities in Excess of Other Assets (–1.0%)		(2,907)
Net Assets (100.0%)		$279,169

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $68,304,000 and the aggregate gross unrealized depreciation is approximately $7,824,000, resulting in net unrealized appreciation of approximately $60,480,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	19.8%
Other*	18.1
Semiconductors & Semiconductor Equipment	13.5
Entertainment	12.1
Textiles, Apparel & Luxury Goods	9.5
Information Technology Services	6.0
Chemicals	5.5
Consumer Finance	5.3
Banks	5.2
Interactive Media & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $216,030)	$276,510
Investment in Security of Affiliated Issuer, at Value (Cost $5,566)	5,566
Total Investments in Securities, at Value (Cost $221,596)	282,076
Foreign Currency, at Value (Cost $297)	297
Receivable for Fund Shares Sold	528
Dividends Receivable	74
Tax Reclaim Receivable	20
Receivable from Affiliate	--—	@
Other Assets	114
Total Assets	283,109
Liabilities:
Deferred Capital Gain Country Tax	2,029
Payable for Investments Purchased	797
Payable for Advisory Fees	532
Payable for Fund Shares Redeemed	504
Payable for Professional Fees	35
Payable for Administration Fees	17
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class C	7
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	--—	@
Payable for Transfer Agency Fees — Class A	--—	@
Payable for Transfer Agency Fees — Class IS	--—	@
Payable for Transfer Agency Fees — Class IR	--—	@
Payable to the Advisor	2
Other Liabilities	5
Total Liabilities	3,940
Net Assets	$279,169
Net Assets Consist of:
Paid-in-Capital	$220,869
Total Distributable Earnings	58,300
Net Assets	$279,169
CLASS I:
Net Assets	$200,636
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,415,766
Net Asset Value, Offering and Redemption Price Per Share	$21.31
CLASS A:
Net Assets	$24,892
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,190,658
Net Asset Value, Redemption Price Per Share	$20.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.16
Maximum Offering Price Per Share	$22.07
CLASS C:
Net Assets	$8,793
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	438,809
Net Asset Value, Offering and Redemption Price Per Share	$20.04
CLASS IS:
Net Assets	$44,837
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,101,225
Net Asset Value, Offering and Redemption Price Per Share	$21.34
CLASS IR:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	516
Net Asset Value, Offering and Redemption Price Per Share	$21.34

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $29 of Foreign Taxes Withheld)	$228
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	229
Expenses:
Advisory Fees (Note B)	922
Administration Fees (Note C)	82
Professional Fees	70
Shareholder Services Fees — Class A (Note D)	25
Distribution and Shareholder Services Fees — Class C (Note D)	35
Sub Transfer Agency Fees — Class I	31
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class C	1
Registration Fees	35
Custodian Fees (Note F)	27
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	— @
Directors' Fees and Expenses	2
Pricing Fees	1
Interest Expenses	1
Other Expenses	7
Total Expenses	1,256
Waiver of Advisory Fees (Note B)	(26)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Net Expenses	1,226
Net Investment Loss	(997)
Realized Gain (Loss):
Investments Sold (Net of $31 of Capital Gain Country Tax)	1,454
Foreign Currency Translation	(57)
Net Realized Gain	1,397
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1,223)	15,256
Foreign Currency Translation	3
Net Change in Unrealized Appreciation (Depreciation)	15,259
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	16,656
Net Increase in Net Assets Resulting from Operations	$15,659

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(997)	$(470)
Net Realized Gain	1,397	4,251
Net Change in Unrealized Appreciation (Depreciation)	15,259	29,940
Net Increase in Net Assets Resulting from Operations	15,659	33,721
Dividends and Distributions to Shareholders:
Class I	—	(2,732)
Class A	—	(274)
Class C	—	(126)
Class IS	—	(1,054)
Total Dividends and Distributions to Shareholders	—	(4,186)
Capital Share Transactions:(1)
Class I:
Subscribed	160,179	52,338
Distributions Reinvested	—	2,728
Redeemed	(50,865)	(25,342)
Class A:
Subscribed	21,666	7,127
Distributions Reinvested	—	274
Redeemed	(5,439)	(1,831)
Class C:
Subscribed	5,823	1,756
Distributions Reinvested	—	125
Redeemed	(785)	(143)
Class IS:
Subscribed	13,901	5
Distributions Reinvested	—	1,054
Redeemed	(5)	(3,300)
Class IR:
Subscribed	10 (a)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	144,485	34,791
Redemption Fees	10	2
Total Increase in Net Assets	160,154	64,328
Net Assets:
Beginning of Period	119,015	54,687
End of Period	$279,169	$119,015

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,809	3,072
Shares Issued on Distributions Reinvested	—	145
Shares Redeemed	(2,534)	(1,647)
Net Increase in Class I Shares Outstanding	5,275	1,570
Class A:
Shares Subscribed	1,055	422
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(279)	(117)
Net Increase in Class A Shares Outstanding	776	320
Class C:
Shares Subscribed	296	107
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(42)	(12)
Net Increase in Class C Shares Outstanding	254	102
Class IS:
Shares Subscribed	702	— @@
Shares Issued on Distributions Reinvested	—	56
Shares Redeemed	(— @@)	(217)
Net Increase (Decrease) in Class IS Shares Outstanding	702	(161)
Class IR:
Shares Subscribed	1 (a)	—

(a)  For the period April 12, 2021 to June 30, 2021.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.43		$12.70		$10.38		$12.14		$9.73		$9.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.09)		(0.11)		(0.02)		0.03		0.08		0.04
Net Realized and Unrealized Gain (Loss)	1.97		7.62		2.78		(1.74)		2.45		0.25
Total from Investment Operations	1.88		7.51		2.76		(1.71)		2.53		0.29
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.08)		(0.01)
Net Realized Gain	—		(0.78)		(0.44)		(0.04)		(0.04)		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.78)		(0.44)		(0.05)		(0.12)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.31		$19.43		$12.70		$10.38		$12.14		$9.73
Total Return(4)	9.68	%(7)	59.36%		26.63%		(14.12)%		26.01%		3.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$200,636		$80,465		$32,651		$39,206		$73,273		$25,374
Ratio of Expenses Before Expense Limitation	1.17	%(8)	1.47%		1.57%		1.48%		1.43%		1.32%
Ratio of Expenses After Expense Limitation	1.14	%(5)(8)	1.15	%(5)	1.17	%(5)	1.17	%(5)	1.11	%(5)	1.10	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.14	%(5)(8)	N/A		1.16	%(5)	1.16	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.92	)%(5)(8)	(0.73	)%(5)	(0.14	)%(5)	0.29	%(5)	0.67	%(5)	0.37	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	5	%(7)	57%		58%		47%		79%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.09		$12.53		$10.29		$12.06		$9.67		$9.43
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.12)		(0.17)		(0.05)		(0.00	)(3)	0.02		(0.03)
Net Realized and Unrealized Gain (Loss)	1.94		7.51		2.73		(1.73)		2.44		0.28
Total from Investment Operations	1.82		7.34		2.68		(1.73)		2.46		0.25
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)		(0.01)
Net Realized Gain	—		(0.78)		(0.44)		(0.04)		(0.04)		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.78)		(0.44)		(0.04)		(0.07)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.91		$19.09		$12.53		$10.29		$12.06		$9.67
Total Return(4)	9.48	%(7)	58.81%		26.08%		(14.41)%		25.46%		2.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,892		$7,925		$1,191		$1,024		$1,102		$821
Ratio of Expenses Before Expense Limitation	1.43	%(8)	1.82%		2.04%		1.93%		2.01%		1.96%
Ratio of Expenses After Expense Limitation	1.40	%(5)(8)	1.50	%(5)	1.55	%(5)	1.55	%(5)	1.54	%(5)	1.53	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.40	%(5)(8)	N/A		1.54	%(5)	1.54	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(1.18	)%(5)(8)	(1.13	)%(5)	(0.45	)%(5)	(0.04	)%(5)	0.18	%(5)	(0.33	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	5	%(7)	57%		58%		47%		79%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$18.37		$12.17		$10.08		$11.90		$9.59		$9.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.27)		(0.13)		(0.09)		(0.06)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.85		7.25		2.66		(1.69)		2.41		0.28
Total from Investment Operations	1.67		6.98		2.53		(1.78)		2.35		0.18
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.78)		(0.44)		(0.04)		(0.04)		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.78)		(0.44)		(0.04)		(0.04)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.04		$18.37		$12.17		$10.08		$11.90		$9.59
Total Return(4)	9.09	%(7)	57.59%		25.14%		(15.02)%		24.53%		1.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,793		$3,395		$1,007		$780		$926		$587
Ratio of Expenses Before Expense Limitation	2.19	%(8)	2.63%		2.82%		2.75%		2.80%		3.08%
Ratio of Expenses After Expense Limitation	2.16	%(5)(8)	2.29	%(5)	2.30	%(5)	2.30	%(5)	2.29	%(5)	2.28	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.16	%(5)(8)	N/A		2.29	%(5)	2.29	%(5)	N/A		N/A
Ratio of Net Investment Loss	(1.94	)%(5)(8)	(1.88	)%(5)	(1.18	)%(5)	(0.83	)%(5)	(0.49	)%(5)	(0.99	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	5	%(7)	57%		58%		47%		79%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.45		$12.71		$10.38		$12.14		$9.73		$9.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.09)		(0.09)		0.00	(3)	0.04		0.08		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.98		7.61		2.77		(1.74)		2.45		0.29
Total from Investment Operations	1.89		7.52		2.77		(1.70)		2.53		0.29
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.02)		(0.08)		(0.01)
Net Realized Gain	—		(0.78)		(0.44)		(0.04)		(0.04)		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.78)		(0.44)		(0.06)		(0.12)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.34		$19.45		$12.71		$10.38		$12.14		$9.73
Total Return(4)	9.72	%(7)	59.39%		26.73%		(14.03)%		26.02%		3.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,837		$27,230		$19,838		$12,779		$14,868		$88,880
Ratio of Expenses Before Expense Limitation	1.13	%(8)	1.42%		1.53%		1.44%		1.42%		1.31%
Ratio of Expenses After Expense Limitation	1.10	%(5)(8)	1.09	%(5)	1.10	%(5)	1.10	%(5)	1.09	%(5)	1.08	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.10	%(5)(8)	N/A		1.09	%(5)	1.09	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.89	)%(5)(8)	(0.65	)%(5)	0.00	%(5)(6)	0.38	%(5)	0.72	%(5)	(0.00	)%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	5	%(7)	57%		58%		47%		79%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from April 12, 2021(1) to June 30, 2021 (unaudited)
Net Asset Value, Beginning of Period	$19.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)
Net Realized and Unrealized Gain	2.00
Total from Investment Operations	1.97
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$21.34
Total Return(4)	10.17	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$11
Ratio of Expenses Before Expense Limitation	14.47	%(6)
Ratio of Expenses After Expense Limitation	1.10	%(6)
Ratio of Net Investment Loss	(0.79	)%(6)
Portfolio Turnover Rate	5	%(5)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class C, Class IS and Class IR. On April 12, 2021, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE").
If developments occur during such periods that are expected to materially affect the value of such securities, such

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$14,645	$—	$—	$14,645
Beverages	6,952	—	—	6,952
Chemicals	15,494	—	—	15,494
Consumer Finance	15,034	—	—	15,034
Diversified Consumer Services	3,936	—	—	3,936
Electrical Equipment	6,291	—	—	6,291
Entertainment	34,148	—	—	34,148
Health Care Providers & Services	9,525	—	—	9,525
Information Technology Services	16,906	—	—	16,906
Insurance	3,630	—	—	3,630

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$13,998	$—	$—	$13,998
Internet & Direct Marketing Retail	55,798	—	—	55,798
Personal Products	3,556	—	—	3,556
Real Estate Management & Development	3,146	—	—	3,146
Semiconductors & Semiconductor Equipment	38,199	—	—	38,199
Software	8,595	—	—	8,595
Textiles, Apparel & Luxury Goods	26,657	—	—	26,657
Total Common Stocks	276,510	—	—	276,510
Short-Term Investment
Investment Company	5,566	—	—	5,566
Total Assets	$282,076	$—	$—	$282,076

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign
Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares, Class IS shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders:
Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.87% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares, 1.10% for Class IS shares and 1.10% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $26,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees:
Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The
Company's dividend disbursing and transfer agent is DST
Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $151,995,000 and $9,763,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,488	$86,354	$86,276	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$5,566

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,256	$2,930	$—	$1,705

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$205	$122

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
3692229 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$1,091.60	$1,019.59	$5.45	$5.26	1.05%
Emerging Markets Portfolio Class A	1,000.00	1,089.90	1,018.10	7.00	6.76	1.35
Emerging Markets Portfolio Class L	1,000.00	1,087.00	1,015.37	9.83	9.49	1.90
Emerging Markets Portfolio Class C	1,000.00	1,085.80	1,014.13	11.12	10.74	2.15
Emerging Markets Portfolio Class IS	1,000.00	1,092.00	1,020.08	4.93	4.76	0.95
Emerging Markets Portfolio Class IR	1,000.00	1,092.00	1,020.08	4.93	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Argentina (1.3%)
Globant SA (a)	47,361	$10,381
Brazil (5.8%)
Hapvida Participacoes e Investimentos SA	2,813,241	8,716
Localiza Rent a Car SA	527,839	6,792
Lojas Renner SA	1,223,517	10,881
Pagseguro Digital Ltd., Class A (a)(b)	83,999	4,697
Petroleo Brasileiro SA	1,226,146	7,467
Petroleo Brasileiro SA (Preference)	1,321,453	7,819
		46,372
China (22.9%)
Alibaba Group Holding Ltd. (a)(c)	1,002,172	28,396
Anhui Conch Cement Co., Ltd., Class A	840,067	5,337
China Construction Bank Corp. H Shares (c)	12,988,120	10,221
China Mengniu Dairy Co., Ltd. (a)(c)	1,697,000	10,262
China Resources Beer Holdings Co., Ltd. (c)	1,560,000	14,014
Jiangsu Hengrui Medicine Co., Ltd., Class A	243,859	2,565
Kweichow Moutai Co., Ltd., Class A	60,049	19,114
Meituan, Class B (a)(c)	168,600	6,957
New Oriental Education & Technology Group, Inc. ADR (a)	552,205	4,523
Ping An Insurance Group Co. of China Ltd., Class A	416,674	4,145
Ping An Insurance Group Co. of China Ltd. H Shares (c)	268,000	2,625
Shenzhou International Group Holdings Ltd. (c)	561,300	14,177
TAL Education Group ADR (a)	79,627	2,009
Tencent Holdings Ltd. (c)	715,300	53,802
Wuxi Biologics Cayman, Inc. (a)(c)	284,500	5,214
		183,361
Germany (1.0%)
Infineon Technologies AG	200,769	8,051
Hong Kong (1.0%)
Hong Kong Exchanges & Clearing Ltd.	136,100	8,112
India (9.3%)
Asian Paints Ltd.	126,911	5,110
Bharti Airtel Ltd.	705,533	4,989
Eicher Motors Ltd. (a)	82,273	2,957
HDFC Bank Ltd. ADR (a)	89,188	6,521
Housing Development Finance Corp., Ltd.	288,282	9,600
ICICI Bank Ltd. (a)	1,184,999	10,058
ICICI Prudential Life Insurance Co., Ltd.	626,008	5,160
Infosys Ltd.	357,609	7,605
Infosys Ltd. ADR	135,891	2,880
Mahindra & Mahindra Ltd.	408,467	4,274
Reliance Industries Ltd.	538,851	11,830
Shree Cement Ltd. (a)	9,326	3,451
		74,435
Indonesia (1.0%)
Bank Central Asia Tbk PT	3,974,700	8,258
	Shares	Value (000)
Korea, Republic of (11.1%)
Hyundai Motor Co.	15,677	$3,334
Kakao Corp.	99,531	14,406
Kia Motors Corp.	39,459	3,139
LG Chem Ltd.	4,933	3,723
NAVER Corp.	12,712	4,713
Samsung Biologics Co., Ltd. (a)	5,685	4,246
Samsung Electronics Co., Ltd.	613,913	43,993
Samsung SDI Co., Ltd.	10,318	6,395
SK Hynix, Inc.	45,072	5,103
		89,052
Mexico (1.6%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	1,565,491	10,255
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	135,679	2,498
		12,753
Netherlands (2.1%)
ASML Holding N.V.	24,556	16,964
Panama (1.0%)
Copa Holdings SA, Class A (a)	111,179	8,375
Poland (2.1%)
Allegro.eu SA (a)	308,556	5,310
LPP SA (a)	3,301	11,142
		16,452
Russia (8.7%)
Fix Price Group Ltd. GDR (a)	310,119	2,714
Fix Price Group Ltd. GDR (Euroclear) (a)	98,708	864
LUKOIL PJSC ADR	99,196	9,187
Novatek PJSC (Registered GDR)	54,747	12,006
Novolipetsk Steel PJSC GDR	295,973	9,323
Ozon Holdings PLC ADR (a)(b)	103,420	6,062
TCS Group Holding PLC GDR	204,110	17,860
Yandex N.V., Class A (a)	166,093	11,751
		69,767
Singapore (1.7%)
Sea Ltd. ADR (a)	48,623	13,352
South Africa (5.3%)
Anglo American Platinum Ltd.	60,300	6,965
Anglo American PLC	487,677	19,446
Capitec Bank Holdings Ltd.	80,545	9,512
Clicks Group Ltd. (b)	358,142	6,162
		42,085
Taiwan (14.9%)
Airtac International Group	137,000	5,286
ASE Technology Holding Co., Ltd.	3,006,626	12,086
Delta Electronics, Inc.	1,368,000	14,877
MediaTek, Inc.	171,000	5,904
Novatek Microelectronics Corp.	222,000	3,976
Silergy Corp.	41,000	5,577
Taiwan Semiconductor Manufacturing Co., Ltd.	3,348,205	71,500
		119,206

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
United Kingdom (2.8%)
Avast PLC	1,067,889	$7,235
Mondi PLC	562,829	14,820
		22,055
United States (5.5%)
Applied Materials, Inc.	50,622	7,208
EPAM Systems, Inc. (a)	20,256	10,350
Lam Research Corp.	10,353	6,737
MercadoLibre, Inc. (a)	7,464	11,627
NIKE, Inc., Class B	50,396	7,786
		43,708
Total Common Stocks (Cost $467,283)		792,739
Short-Term Investments (1.5%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $6,363)	6,362,514	6,363
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $5,987)	5,987,080	5,987
Total Short-Term Investments (Cost $12,350)		12,350
Total Investments (100.6%) (Cost $479,633) Including $15,418 of Securities Loaned (d)		805,089
Liabilities in Excess of Other Assets (–0.6%)		(4,842)
Net Assets (100.0%)		$800,247

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $330,432,000 and the aggregate gross unrealized depreciation is approximately $4,976,000, resulting in net unrealized appreciation of approximately $325,456,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.8%
Semiconductors & Semiconductor Equipment	17.9
Interactive Media & Services	10.6
Banks	7.8
Internet & Direct Marketing Retail	7.3
Oil, Gas & Consumable Fuels	6.1
Tech Hardware, Storage & Peripherals	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $467,283)	$792,739
Investment in Security of Affiliated Issuer, at Value (Cost $12,350)	12,350
Total Investments in Securities, at Value (Cost $479,633)	805,089
Foreign Currency, at Value (Cost $4,965)	5,069
Cash	23
Dividends Receivable	857
Tax Reclaim Receivable	165
Receivable for Fund Shares Sold	84
Receivable from Securities Lending Income	2
Receivable from Affiliate	—	@
Other Assets	194
Total Assets	811,483
Liabilities:
Collateral on Securities Loaned, at Value	5,987
Deferred Capital Gain Country Tax	1,758
Payable for Advisory Fees	1,580
Payable for Investments Purchased	1,403
Payable for Custodian Fees	141
Payable for Fund Shares Redeemed	108
Payable for Professional Fees	45
Payable for Administration Fees	40
Payable for Sub Transfer Agency Fees — Class I	26
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees	10
Payable for Transfer Agency Fees — Class I	9
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	124
Total Liabilities	11,236
Net Assets	$800,247
Net Assets Consist of:
Paid-in-Capital	$460,523
Total Distributable Earnings	339,724
Net Assets	$800,247

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$322,550
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,005,168
Net Asset Value, Offering and Redemption Price Per Share	$29.31
CLASS A:
Net Assets	$9,060
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	318,097
Net Asset Value, Redemption Price Per Share	$28.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.58
Maximum Offering Price Per Share	$30.06
CLASS L:
Net Assets	$246
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,888
Net Asset Value, Offering and Redemption Price Per Share	$27.73
CLASS C:
Net Assets	$835
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,413
Net Asset Value, Offering and Redemption Price Per Share	$27.46
CLASS IS:
Net Assets	$467,543
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,947,955
Net Asset Value, Offering and Redemption Price Per Share	$29.32
CLASS IR:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	439
Net Asset Value, Offering and Redemption Price Per Share	$29.32
(1) Including: Securities on Loan, at Value:	$15,418

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $823 of Foreign Taxes Withheld)	$5,024
Income from Securities Loaned — Net	15
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	5,040
Expenses:
Advisory Fees (Note B)	3,217
Administration Fees (Note C)	317
Custodian Fees (Note F)	163
Sub Transfer Agency Fees — Class I	143
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	74
Registration Fees	36
Transfer Agency Fees — Class I (Note E)	19
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	4
Shareholder Reporting Fees	14
Directors' Fees and Expenses	5
Pricing Fees	3
Other Expenses	16
Total Expenses	4,034
Waiver of Advisory Fees (Note B)	(84)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	3,943
Net Investment Income	1,097
Realized Gain (Loss):
Investments Sold (Net of $(339) of Capital Gain Country Tax)	54,834
Foreign Currency Translation	(126)
Net Realized Gain	54,708
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $579)	11,610
Foreign Currency Translation	111
Net Change in Unrealized Appreciation (Depreciation)	11,721
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	66,429
Net Increase in Net Assets Resulting from Operations	$67,526

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,097	$4,207
Net Realized Gain (Loss)	54,708	(28,725)
Net Change in Unrealized Appreciation (Depreciation)	11,721	128,241
Net Increase in Net Assets Resulting from Operations	67,526	103,723
Dividends and Distributions to Shareholders:
Class I	—	(3,316)
Class A	—	(58)
Class L	—	(1)
Class C	—	(3)
Class IS	—	(5,074)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(8,452)
Capital Share Transactions:(1)
Class I:
Subscribed	28,841	61,286
Distributions Reinvested	—	3,187
Redeemed	(46,827)	(73,298)
Class A:
Subscribed	1,734	1,609
Distributions Reinvested	—	58
Redeemed	(1,337)	(5,575)
Class L:
Exchanged	38	50
Distributions Reinvested	—	1
Redeemed	(26)	(54)
Class C:
Subscribed	282	42
Distributions Reinvested	—	3
Redeemed	(26)	(27)
Class IS:
Subscribed	24,830	27,884
Distributions Reinvested	—	5,074
Redeemed	(36,632)	(167,078)
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,123)	(146,838)
Redemption Fees	— @	12
Total Increase (Decrease) in Net Assets	38,403	(51,555)
Net Assets:
Beginning of Period	761,844	813,399
End of Period	$800,247	$761,844

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,008	3,098
Shares Issued on Distributions Reinvested	—	121
Shares Redeemed	(1,653)	(3,267)
Net Decrease in Class I Shares Outstanding	(645)	(48)
Class A:
Shares Subscribed	64	75
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(48)	(260)
Net Increase (Decrease) in Class A Shares Outstanding	16	(183)
Class L:
Shares Exchanged	1	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(3)
Net Increase (Decrease) in Class L Shares Outstanding	— @@	(1)
Class C:
Shares Subscribed	10	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(1)
Net Increase in Class C Shares Outstanding	9	1
Class IS:
Shares Subscribed	866	1,282
Shares Issued on Distributions Reinvested	—	193
Shares Redeemed	(1,321)	(7,218)
Net Decrease in Class IS Shares Outstanding	(455)	(5,743)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$26.85		$23.69		$22.53		$27.95		$20.83		$19.68
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.13		0.41		0.28		0.19		0.17
Net Realized and Unrealized Gain (Loss)	2.43		3.32		3.92		(5.15)		7.10		1.15
Total from Investment Operations	2.46		3.45		4.33		(4.87)		7.29		1.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.18)		(0.35)		(0.17)		(0.17)
Net Realized Gain	—		(0.15)		(2.99)		(0.20)		—		—
Total Distributions	—		(0.29)		(3.17)		(0.55)		(0.17)		(0.17)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.31		$26.85		$23.69		$22.53		$27.95		$20.83
Total Return(4)	9.16	%(8)	14.58%		19.44%		(17.32)%		34.97%		6.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$322,550		$312,834		$277,114		$229,132		$342,400		$282,674
Ratio of Expenses Before Expense Limitation	1.07	%(9)	1.10%		1.16%		N/A		1.07%		1.16%
Ratio of Expenses After Expense Limitation	1.05	%(5)(9)	1.05	%(5)	1.05	%(5)	1.03	%(5)	1.04	%(5)	1.11	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.05	%(5)	1.05	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	0.22	%(5)(9)	0.58	%(5)	1.69	%(5)	1.08	%(5)	0.75	%(5)	0.83	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(8)	57%		58%		56%		35%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.20% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$26.13		$23.05		$21.99		$27.24		$20.31		$19.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.05		0.30		0.20		0.10		0.11
Net Realized and Unrealized Gain (Loss)	2.36		3.22		3.85		(5.01)		6.92		1.11
Total from Investment Operations	2.35		3.27		4.15		(4.81)		7.02		1.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.10)		(0.24)		(0.09)		(0.10)
Net Realized Gain	—		(0.15)		(2.99)		(0.20)		—		—
Total Distributions	—		(0.19)		(3.09)		(0.44)		(0.09)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$28.48		$26.13		$23.05		$21.99		$27.24		$20.31
Total Return(4)	8.99	%(8)	14.21%		19.08%		(17.58)%		34.54%		6.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,060		$7,907		$11,195		$13,605		$23,952		$18,824
Ratio of Expenses Before Expense Limitation	1.37	%(9)	1.43%		1.43%		N/A		1.40%		1.48%
Ratio of Expenses After Expense Limitation	1.35	%(5)(9)	1.38	%(5)	1.34	%(5)	1.34	%(5)	1.36	%(5)	1.45	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.38	%(5)	1.34	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.07	)%(5)(9)	0.24	%(5)	1.26	%(5)	0.78	%(5)	0.42	%(5)	0.55	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(8)	57%		58%		56%		35%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 30, 2016, the maximum ratio was 1.55% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$25.51		$22.59		$21.64		$26.85		$20.08		$18.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.08)		(0.08)		0.17		0.05		(0.01)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	2.30		3.15		3.77		(4.91)		6.80		1.10
Total from Investment Operations	2.22		3.07		3.94		(4.86)		6.79		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.15)		(0.02)		—
Net Realized Gain	—		(0.15)		(2.99)		(0.20)		—		—
Total Distributions	—		(0.15)		(2.99)		(0.35)		(0.02)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$27.73		$25.51		$22.59		$21.64		$26.85		$20.08
Total Return(4)	8.70	%(8)	13.65%		18.37%		(18.03)%		33.80%		5.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$246		$215		$210		$292		$253		$239
Ratio of Expenses Before Expense Limitation	2.52	%(9)	3.06%		2.47%		2.55%		2.54%		2.69%
Ratio of Expenses After Expense Limitation	1.90	%(5)(9)	1.90	%(5)	1.90	%(5)	1.89	%(5)	1.90	%(5)	2.01	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.90	%(5)	1.90	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.62	)%(5)(9)	(0.40	)%(5)	0.73	%(5)	0.20	%(5)	(0.03	)%(5)	0.00	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(8)	57%		58%		56%		35%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 30, 2016, the maximum ratio was 2.05% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$25.29		$22.45		$21.57		$26.66		$19.99		$18.95
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.12)		(0.11)		0.11		0.04		(0.09)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.29		3.10		3.76		(4.93)		6.78		1.09
Total from Investment Operations	2.17		2.99		3.87		(4.89)		6.69		1.05
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)(3)	(0.02)		(0.01)
Net Realized Gain	—		(0.15)		(2.99)		(0.20)		—		—
Total Distributions	—		(0.15)		(2.99)		(0.20)		(0.02)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$27.46		$25.29		$22.45		$21.57		$26.66		$19.99
Total Return(4)	8.58	%(8)	13.32%		18.16%		(18.26)%		33.45%		5.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$835		$530		$454		$309		$817		$608
Ratio of Expenses Before Expense Limitation	2.28	%(9)	2.60%		2.58%		2.37%		2.30%		2.58%
Ratio of Expenses After Expense Limitation	2.15	%(5)(9)	2.15	%(5)	2.15	%(5)	2.14	%(5)	2.15	%(5)	2.24	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.15	%(5)	2.15	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.87	)%(5)(9)	(0.53	)%(5)	0.47	%(5)	0.17	%(5)	(0.36	)%(5)	(0.19	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(8)	57%		58%		56%		35%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to September 30, 2016, the maximum ratio was 2.30% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$26.85		$23.68		$22.52		$27.96		$20.83		$19.68
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.15		0.36		0.31		0.21		0.21
Net Realized and Unrealized Gain (Loss)	2.42		3.33		4.00		(5.17)		7.11		1.12
Total from Investment Operations	2.47		3.48		4.36		(4.86)		7.32		1.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.21)		(0.38)		(0.19)		(0.18)
Net Realized Gain	—		(0.15)		(2.99)		(0.20)		—		—
Total Distributions	—		(0.31)		(3.20)		(0.58)		(0.19)		(0.18)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.32		$26.85		$23.68		$22.52		$27.96		$20.83
Total Return(4)	9.20	%(8)	14.73%		19.58%		(17.25)%		35.09%		6.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$467,543		$440,346		$524,416		$797,029		$1,034,348		$657,106
Ratio of Expenses Before Expense Limitation	0.97	%(9)	1.00%		1.04%		N/A		0.98%		1.07%
Ratio of Expenses After Expense Limitation	0.95	%(5)(9)	0.95	%(5)	0.95	%(5)	0.92	%(5)	0.95	%(5)	1.04	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(5)	0.95	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	0.32	%(5)(9)	0.67	%(5)	1.47	%(5)	1.21	%(5)	0.82	%(5)	0.99	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(8)	57%		58%		56%		35%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to September 30, 2016, the maximum ratio was 1.10% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$26.85		$23.68		$22.54		$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.12		0.40		0.20
Net Realized and Unrealized Gain (Loss)	2.42		3.36		3.94		(3.31)
Total from Investment Operations	2.47		3.48		4.34		(3.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.21)		(0.38)
Net Realized Gain	—		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.31)		(3.20)		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.32		$26.85		$23.68		$22.54
Total Return(4)	9.20	%(7)	14.73%		19.53%		(11.82	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$13		$12		$10		$9
Ratio of Expenses Before Expense Limitation	14.76	%(8)	21.21%		21.52%		19.46	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.93	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(5)	0.95	%(5)	N/A
Ratio of Net Investment Income	0.33	%(5)(8)	0.55	%(5)	1.62	%(5)	1.56	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	(0.01	)%(8)
Portfolio Turnover Rate	15	%(7)	57%		58%		56%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$8,375	$—	$—	$8,375
Automobiles	13,704	—	—	13,704
Banks	62,430	—	—	62,430
Beverages	33,128	—	—	33,128
Capital Markets	8,112	—	—	8,112
Chemicals	8,833	—	—	8,833
Construction Materials	8,788	—	—	8,788
Diversified Consumer Services	6,532	—	—	6,532
Electronic Equipment, Instruments & Components	21,272	—	—	21,272
Entertainment	13,352	—	—	13,352
Food & Staples Retailing	6,162	—	—	6,162
Food Products	10,262	—	—	10,262
Health Care Providers & Services	8,716	—	—	8,716
Information Technology Services	35,913	—	—	35,913
Insurance	11,930	—	—	11,930
Interactive Media & Services	84,672	—	—	84,672
Internet & Direct Marketing Retail	58,352	—	—	58,352
Life Sciences Tools & Services	9,460	—	—	9,460
Machinery	5,286	—	—	5,286
Metals & Mining	35,734	—	—	35,734
Multi-Line Retail	11,745	2,714	—	14,459
Oil, Gas & Consumable Fuels	48,309	—	—	48,309
Paper & Forest Products	14,820	—	—	14,820
Pharmaceuticals	2,565	—	—	2,565
Road & Rail	6,792	—	—	6,792
Semiconductors & Semiconductor Equipment	143,106	—	—	143,106
Software	7,235	—	—	7,235
Tech Hardware, Storage & Peripherals	43,993	—	—	43,993
Textiles, Apparel & Luxury Goods	33,105	—	—	33,105
Thrifts & Mortgage Finance	9,600	—	—	9,600
Transportation Infrastructure	12,753	—	—	12,753
Wireless Telecommunication Services	4,989	—	—	4,989
Total Common Stocks	790,025	2,714	—	792,739
Short-Term Investments
Investment Company	12,350	—	—	12,350
Total Assets	$802,375	$2,714	$—	$805,089
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$15,418	(a)	$—	$(15,418	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $5,987,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $10,087,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,987	$—	$—	$—	$5,987
Total Borrowings	$5,987	$—	$—	$—	$5,987
Gross amount of recognized liabilities for securities lending transactions					$5,987

5.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $84,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $114,991,000 and $143,523,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$8,941	$87,120	$83,711	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$12,350

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,274	$4,178	$6,000	$91,318

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,770	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $24,243,000 and $12,199,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.1%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
3692186 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Small Cap Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Emerging Markets Small Cap Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Small Cap Portfolio Class I	$1,000.00	$1,168.50	$1,018.35	$6.99	$6.51	1.30%
Emerging Markets Small Cap Portfolio Class A	1,000.00	1,166.80	1,016.61	8.86	8.25	1.65
Emerging Markets Small Cap Portfolio Class C	1,000.00	1,162.00	1,012.89	12.87	11.98	2.40
Emerging Markets Small Cap Portfolio Class IS	1,000.00	1,169.40	1,018.60	6.72	6.26	1.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Brazil (11.8%)
Afya Ltd., Class A (a)	63,023	$1,625
Ambipar Participacoes e Empreendimentos S/A	308,840	2,825
Boa Vista Serviscos SA	929,345	2,053
Enjoei.com.br Atividades de Internet SA (a)	366,705	757
Neogrid Participacoes SA	653,273	751
Pet Center Comercio e Participacoes SA	239,392	1,240
TOTVS SA	229,537	1,738
Vasta Platform Ltd. (a)	112,798	916
		11,905
China (11.6%)
360 DigiTech, Inc. (a)	77,144	3,228
Archosaur Games, Inc. (b)	532,000	1,017
Baozun, Inc., Class A (a)(b)	88,766	1,103
China New Higher Education Group Ltd. (b)(c)	2,786,000	1,909
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	407,908	969
Sichuan Swellfun Co. Ltd., Class A	50,800	993
Yeahka Ltd. (a)(b)(c)	155,200	976
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)	1,306,000	1,566
		11,761
Egypt (4.1%)
Cairo Investment & Real Estate Development Co. SAE	1,655,254	1,180
Edita Food Industries SAE	3,287,647	1,707
Fawry for Banking & Payment Technology Services SAE (a)	1,071,319	1,289
		4,176
India (15.3%)
Blue Star Ltd. (a)	84,347	926
Can Fin Homes Ltd.	264,800	1,865
Cholamandalam Investment and Finance Co., Ltd.	186,846	1,290
Dr Lal PathLabs Ltd.	28,418	1,251
Happiest Minds Technologies Ltd.	244,328	3,301
Home First Finance Co. India Ltd. (a)	189,145	1,377
Indiamart Intermesh Ltd. (a)	11,695	1,100
Info Edge India Ltd.	13,145	869
TCI Express Ltd.	72,331	1,401
VA Tech Wabag Ltd. (a)	241,530	1,136
Varun Beverages Ltd.	96,358	946
		15,462
Indonesia (3.2%)
Bank BTPN Syariah Tbk PT	7,831,900	1,556
Map Aktif Adiperkasa PT (a)	5,706,300	728
Mitra Keluarga Karyasehat Tbk PT	4,704,000	908
		3,192
Kazakhstan (1.4%)
NAC Kazatomprom JSC GDR	50,014	1,450
Korea, Republic of (12.6%)
AfreecaTV Co., Ltd. (c)	29,939	3,164
Hyundai Ezwel Co., Ltd.	123,928	1,299
	Shares	Value (000)
KINX, Inc.	23,653	$1,432
Nasmedia Co., Ltd.	38,588	1,417
Settle Bank, Inc. (Korea)	62,531	1,932
Studio Dragon Corp. (a)	19,862	1,690
Webcash Corp.	54,540	1,736
		12,670
Pakistan (0.4%)
MCB Bank Ltd.	364,025	372
Philippines (2.3%)
Converge ICT Solutions, Inc. (a)	4,927,400	2,291
Poland (6.2%)
11 bit studios SA (a)	9,342	1,169
Grupa Kety SA	16,823	2,864
LiveChat Software SA	62,374	2,254
		6,287
Russia (3.5%)
Detsky Mir PJSC	482,173	995
Ozon Holdings PLC ADR (a)	43,100	2,527
		3,522
Saudi Arabia (2.0%)
United Electronics Co.	57,710	2,046
South Africa (1.7%)
Transaction Capital Ltd.	663,240	1,757
Taiwan (15.8%)
Acer Cyber Security, Inc.	155,378	586
ASPEED Technology, Inc.	22,000	1,587
Chief Telecom, Inc.	178,960	1,930
eCloudvalley Digital Technology Co. Ltd.	190,058	3,001
Innodisk Corp.	210,300	1,438
Merida Industry Co., Ltd.	159,000	1,786
momo.com, Inc.	36,000	2,435
Poya International Co., Ltd. (a)	77,492	1,510
Sunny Friend Environmental Technology Co., Ltd.	219,000	1,651
		15,924
Thailand (2.6%)
Humanica PCL (Foreign Shares)	2,556,700	738
Srisawad Corp., PCL (Foreign Shares)	891,600	1,912
		2,650
United Arab Emirates (1.8%)
Network International Holdings PLC (a)	351,208	1,777
United States (1.6%)
Grid Dynamics Holdings, Inc. (a)	107,074	1,609
Total Common Stocks (Cost $74,865)		98,851

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Short-Term Investments (2.9%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,793)	2,792,773	$2,793
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $117)	116,848	117
Total Short-Term Investments (Cost $2,910)		2,910
Total Investments (100.8%) (Cost $77,775) Including $3,778 of Securities Loaned (d)		101,761
Liabilities in Excess of Other Assets (–0.8%)		(832)
Net Assets (100.0%)		$100,929

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,791,000 and the aggregate gross unrealized depreciation is approximately $3,805,000, resulting in net unrealized appreciation of approximately $23,986,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	51.5%
Information Technology Services	14.2
Software	8.4
Consumer Finance	8.1
Internet & Direct Marketing Retail	6.7
Diversified Telecommunication Services	5.6
Diversified Consumer Services	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $74,865)	$98,851
Investment in Security of Affiliated Issuer, at Value (Cost $2,910)	2,910
Total Investments in Securities, at Value (Cost $77,775)	101,761
Foreign Currency, at Value (Cost $210)	210
Dividends Receivable	178
Receivable for Investments Sold	91
Tax Reclaim Receivable	7
Receivable from Securities Lending Income	5
Receivable from Affiliate	—	@
Other Assets	48
Total Assets	102,300
Liabilities:
Deferred Capital Gain Country Tax	897
Payable for Advisory Fees	183
Collateral on Securities Loaned, at Value	117
Payable for Investments Purchased	58
Payable for Professional Fees	54
Payable for Custodian Fees	47
Payable for Administration Fees	7
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	1,371
Net Assets	$100,929
Net Assets Consist of:
Paid-in-Capital	$81,896
Total Distributable Earnings	19,033
Net Assets	$100,929
CLASS I:
Net Assets	$100,571
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,940,628
Net Asset Value, Offering and Redemption Price Per Share	$14.49
CLASS A:
Net Assets	$312
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	21,756
Net Asset Value, Redemption Price Per Share	$14.34
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.13
CLASS C:
Net Assets	$31
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,220
Net Asset Value, Offering and Redemption Price Per Share	$13.99
CLASS IS:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,024
Net Asset Value, Offering and Redemption Price Per Share	$14.50
(1) Including: Securities on Loan, at Value:	$3,778

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $81 of Foreign Taxes Withheld)	$590
Income from Securities Loaned — Net	28
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	618
Expenses:
Advisory Fees (Note B)	574
Professional Fees	66
Custodian Fees (Note F)	50
Administration Fees (Note C)	37
Sub Transfer Agency Fees — Class I	37
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	24
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Interest Expenses	1
Other Expenses	6
Total Expenses	811
Waiver of Advisory Fees (Note B)	(195)
Reimbursement of Class Specific Expenses — Class I (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	598
Net Investment Income	20
Realized Gain (Loss):
Investments Sold (Net of $112 of Capital Gain Country Tax)	4,386
Foreign Currency Translation	(14)
Net Realized Gain	4,372
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $342)	10,030
Foreign Currency Translation	(5)
Net Change in Unrealized Appreciation (Depreciation)	10,025
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	14,397
Net Increase in Net Assets Resulting from Operations	$14,417

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 202

Emerging Markets Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$20	$(192)
Net Realized Gain (Loss)	4,372	(4,954)
Net Change in Unrealized Appreciation (Depreciation)	10,025	7,616
Net Increase in Net Assets Resulting from Operations	14,417	2,470
Dividends and Distributions to Shareholders:
Class I	—	(1,482)
Class A	—	(4)
Class C	—	(— @)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(1,486)
Capital Share Transactions:(1)
Class I:
Subscribed	4,712	32,697
Distributions Reinvested	—	897
Redeemed	(3,046)	(10,537)
Class A:
Subscribed	70	78
Distributions Reinvested	—	4
Redeemed	(56)	(67)
Class C:
Subscribed	3	— @
Distributions Reinvested	—	— @
Redeemed	(3)	(11)
Class IS:
Distributions Reinvested	—	— @
Redeemed	—	(7,045)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,680	16,016
Redemption Fees	1	1
Total Increase in Net Assets	16,098	17,001
Net Assets:
Beginning of Period	84,831	67,830
End of Period	$100,929	$84,831
(1) Capital Share Transactions:
Class I:
Shares Subscribed	354	2,922
Shares Issued on Distributions Reinvested	—	73
Shares Redeemed	(231)	(1,153)
Net Increase in Class I Shares Outstanding	123	1,842
Class A:
Shares Subscribed	5	8
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(7)
Net Increase in Class A Shares Outstanding	1	1
Class C:
Shares Subscribed	— @@	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(1)
Net Decrease in Class C Shares Outstanding	—	(1)
Class IS:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(688)
Net Decrease in Class IS Shares Outstanding	—	(688)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$12.40		$11.93		$10.61		$12.77		$9.85		$10.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	—		(0.03)		0.09		0.02		(0.01)		0.02
Net Realized and Unrealized Gain (Loss)	2.09		0.72		1.29		(2.01)		3.38		(0.35)
Total from Investment Operations	2.09		0.69		1.38		(1.99)		3.37		(0.33)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.06)		—		—		(0.10)
Net Realized Gain	—		—		—		(0.17)		(0.45)		—
Total Distributions	—		(0.22)		(0.06)		(0.17)		(0.45)		(0.10)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	—		—
Net Asset Value, End of Period	$14.49		$12.40		$11.93		$10.61		$12.77		$9.85
Total Return(3)	16.85	%(7)	5.80%		12.98%		(15.73)%		34.29%		(3.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$100,571		$84,535		$59,335		$48,965		$25,762		$19,673
Ratio of Expenses Before Expense Limitation	1.76	%(8)	1.96%		1.83%		2.18%		2.58%		2.63%
Ratio of Expenses After Expense Limitation	1.30	%(4)(8)	1.30	%(4)	1.30	%(4)	1.41	%(4)(5)	1.57	%(4)	1.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.30	%(4)(8)	1.30	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.04	%(4)(8)	(0.31	)%(4)	0.74	%(4)	0.14	%(4)	(0.09	)%(4)	0.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.04%		0.00	%(6)
Portfolio Turnover Rate	29	%(7)	140%		69%		70%		71%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class I shares. Prior to July 13, 2018, the maximum ratio was 1.65% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$12.29		$11.83		$10.53		$12.72		$9.85		$10.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.07)		0.05		(0.01)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.07		0.71		1.27		(2.01)		3.38		(0.35)
Total from Investment Operations	2.05		0.64		1.32		(2.02)		3.32		(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.02)		—		—		(0.06)
Net Realized Gain	—		—		—		(0.17)		(0.45)		—
Total Distributions	—		(0.18)		(0.02)		(0.17)		(0.45)		(0.06)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	—		—
Net Asset Value, End of Period	$14.34		$12.29		$11.83		$10.53		$12.72		$9.85
Total Return(3)	16.68	%(7)	5.43%		12.51%		(16.03)%		33.79%		(3.58)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$312		$256		$233		$179		$188		$10
Ratio of Expenses Before Expense Limitation	2.75	%(8)	3.27%		2.88%		3.49%		12.38%		22.65%
Ratio of Expenses After Expense Limitation	1.65	%(4)(8)	1.65	%(4)	1.65	%(4)	1.83	%(4)(5)	1.96	%(4)	2.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.65	%(4)(8)	1.65	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.32	)%(4)(8)	(0.61	)%(4)	0.42	%(4)	(0.11	)%(4)	(0.50	)%(4)	(0.22	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.04%		0.00	%(6)
Portfolio Turnover Rate	29	%(7)	140%		69%		70%		71%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to July 13, 2018, the maximum ratio was 2.00% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$12.04		$11.56		$10.35		$12.60		$9.84		$10.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.14)		(0.04)		(0.10)		(0.15)		(0.10)
Net Realized and Unrealized Gain (Loss)	2.02		0.69		1.25		(1.98)		3.36		(0.34)
Total from Investment Operations	1.95		0.55		1.21		(2.08)		3.21		(0.44)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		—		—		—		—
Net Realized Gain	—		—		—		(0.17)		(0.45)		—
Total Distributions	—		(0.07)		—		(0.17)		(0.45)		—
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	—		—
Net Asset Value, End of Period	$13.99		$12.04		$11.56		$10.35		$12.60		$9.84
Total Return(3)	16.20	%(7)	4.72%		11.69%		(16.66)%		32.70%		(4.28)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$27		$37		$33		$24		$10
Ratio of Expenses Before Expense Limitation	8.89	%(8)	9.92%		8.37%		9.02%		20.48%		23.48%
Ratio of Expenses After Expense Limitation	2.40	%(4)(8)	2.40	%(4)	2.40	%(4)	2.58	%(4)(5)	2.71	%(4)	2.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.40	%(4)(8)	2.40	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.08	)%(4)(8)	(1.30	)%(4)	(0.36	)%(4)	(0.84	)%(4)	(1.27	)%(4)	(0.99	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.04%		0.00	%(6)
Portfolio Turnover Rate	29	%(7)	140%		69%		70%		71%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.40% for Class C shares. Prior to July 13, 2018, the maximum ratio was 2.75% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$12.40		$11.93		$10.62		$12.77		$9.85		$10.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		0.01		0.09		0.00	(2)	(0.01)		0.02
Net Realized and Unrealized Gain (Loss)	2.09		0.68		1.28		(1.98)		3.38		(0.35)
Total from Investment Operations	2.10		0.69		1.37		(1.98)		3.37		(0.33)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.06)		—		—		(0.10)
Net Realized Gain	—		—		—		(0.17)		(0.45)		—
Total Distributions	—		(0.22)		(0.06)		(0.17)		(0.45)		(0.10)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	—		—
Net Asset Value, End of Period	$14.50		$12.40		$11.93		$10.62		$12.77		$9.85
Total Return(3)	16.94	%(7)	5.84%		12.93%		(15.65)%		34.29%		(3.18)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$13		$8,225		$7,279		$13		$10
Ratio of Expenses Before Expense Limitation	14.68	%(8)	1.96%		1.78%		2.10%		19.47%		21.37%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	1.26	%(4)(5)	1.55	%(4)	1.60	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.25	%(4)(8)	1.25	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.09	%(4)(8)	0.05	%(4)	0.79	%(4)	0.03	%(4)	(0.08	)%(4)	0.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.05%		0.00	%(6)
Portfolio Turnover Rate	29	%(7)	140%		69%		70%		71%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class IS shares. Prior to July 13, 2018, the maximum ratio was 1.60% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Small Cap Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,401	$—	$—	$1,401
Banks	1,928	—	—	1,928
Beverages	1,939	—	—	1,939
Building Products	926	—	—	926
Commercial Services & Supplies	4,476	—	—	4,476
Computers & Peripherals	1,438	—	—	1,438
Consumer Finance	6,275	1,912	—	8,187
Diversified Consumer Services	5,630	—	—	5,630
Diversified Telecommunication Services	5,653	—	—	5,653
Entertainment	3,876	—	—	3,876
Food Products	3,273	—	—	3,273

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Providers & Services	$2,159	$—	$—	$2,159
Information Technology Services	14,471	—	—	14,471
Interactive Media & Services	4,033	—	—	4,033
Internet & Direct Marketing Retail	6,822	—	—	6,822
Leisure Products	1,786	—	—	1,786
Media	1,417	—	—	1,417
Metals & Mining	2,864	—	—	2,864
Multi-Line Retail	1,510	—	—	1,510
Oil, Gas & Consumable Fuels	1,450	—	—	1,450
Pharmaceuticals	969	—	—	969
Professional Services	2,053	—	—	2,053
Semiconductors & Semiconductor Equipment	1,587	—	—	1,587
Software	7,778	738	—	8,516
Specialty Retail	5,009	—	—	5,009
Thrifts & Mortgage Finance	3,242	—	—	3,242
Trading Companies & Distributors	1,100	—	—	1,100
Water Utilities	1,136	—	—	1,136
Total Common Stocks	96,201	2,650	—	98,851
Short-Term Investments
Investment Company	2,910	—	—	2,910
Total Assets	$99,111	$2,650	$—	$101,761

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,778	(a)	$—	$(3,778	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $117,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,884,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$117	$—	$—	$—	$117
Total Borrowings	$117	$—	$—	$—	$117
Gross amount of recognized liabilities for securities lending transactions					$117

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares, 1.65% for Class A shares, 2.40% for Class C shares and 1.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $195,000 of advisory fees were waived and approximately $18,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $26,693,000 and $25,969,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,893	$15,994	$14,977	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$2,910

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$1,486	$318

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,924	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,897,000 and $2,574,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate-percentage of such owners was 67.8%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, actual management fee was higher than its peer group average and total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were acceptable and (ii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSCSAN
3692194 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

(formerly Frontier Markets Portfolio)

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Next Gen Emerging Markets Portfolio (the "Fund") (formerly Frontier Markets Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Next Gen Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Next Gen Emerging Markets Portfolio Class I	$1,000.00	$1,176.50	$1,015.62	$9.98	$9.25	1.85%
Next Gen Emerging Markets Portfolio Class A	1,000.00	1,174.60	1,013.88	11.86	10.99	2.20
Next Gen Emerging Markets Portfolio Class L	1,000.00	1,171.10	1,011.41	14.53	13.47	2.70
Next Gen Emerging Markets Portfolio Class C	1,000.00	1,169.60	1,010.17	15.87	14.70	2.95
Next Gen Emerging Markets Portfolio Class IS	1,000.00	1,176.50	1,015.87	9.71	9.00	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (92.1%)
Argentina (2.5%)
Globant SA (a)	8,929	$1,957
Bangladesh (2.3%)
Brac Bank Ltd.	3,065,307	1,790
Egypt (6.4%)
Cairo Investment & Real Estate Development Co. SAE	1,161,175	828
Commercial International Bank Egypt SAE (a)	581,207	1,944
Fawry for Banking & Payment Technology Services SAE (a)	1,906,308	2,293
		5,065
Germany (1.3%)
Delivery Hero SE (a)	7,853	1,037
Kazakhstan (6.5%)
Halyk Savings Bank of Kazakhstan JSC GDR	55,021	853
Kaspi.KZ JSC GDR	12,945	1,372
NAC Kazatomprom JSC GDR	100,827	2,924
		5,149
Kenya (4.7%)
Safaricom PLC	9,557,140	3,720
Morocco (2.1%)
Label Vie	3,674	1,625
Nigeria (1.6%)
Nestle Nigeria PLC	405,894	1,249
Pakistan (0.7%)
MCB Bank Ltd.	508,304	519
Poland (6.2%)
11 bit studios SA (a)	9,688	1,213
Grupa Kety SA	8,307	1,414
LiveChat Software SA	61,630	2,227
		4,854
Romania (3.3%)
Banca Transilvania SA	3,980,312	2,610
Russia (10.4%)
Ozon Holdings PLC ADR (a)	25,196	1,477
TCS Group Holding PLC GDR	76,901	6,729
		8,206
Singapore (10.0%)
Sea Ltd. ADR (a)	28,629	7,862
Slovenia (1.9%)
Krka dd Novo mesto	12,424	1,525
South Africa (1.7%)
Capitec Bank Holdings Ltd.	11,626	1,373
United Arab Emirates (1.1%)
Network International Holdings PLC (a)	173,409	877
United Kingdom (3.1%)
Avast PLC	360,044	2,440
	Shares	Value (000)
United States (6.0%)
Grid Dynamics Holdings, Inc. (a)	54,990	$827
MercadoLibre, Inc. (a)	2,499	3,893
		4,720
Vietnam (20.3%)
Bank for Foreign Trade of Vietnam JSC	777,710	3,933
FPT Corp.	607,701	2,520
Mobile World Investment Corp.	619,463	4,561
Sai Gon Cargo Service Corp.	265,470	1,586
Saigon Beer Alcohol Beverage Corp.	169,320	1,244
Vietnam Dairy Products JSC	555,292	2,181
		16,025
Total Common Stocks (Cost $42,843)		72,603
Short-Term Investment (5.8%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,602)	4,602,338	4,602
Total Investments (97.9%) (Cost $47,445) (b)		77,205
Other Assets in Excess of Liabilities (2.1%)		1,633
Net Assets (100.0%)		$78,838

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,799,000 and the aggregate gross unrealized depreciation is approximately $1,039,000, resulting in net unrealized appreciation of approximately $29,760,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	25.6%
Other*	25.5
Entertainment	11.7
Information Technology Services	11.0
Internet & Direct Marketing Retail	8.3
Software	6.0
Short-Term Investments	6.0
Specialty Retail	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $42,843)	$72,603
Investment in Security of Affiliated Issuer, at Value (Cost $4,602)	4,602
Total Investments in Securities, at Value (Cost $47,445)	77,205
Foreign Currency, at Value (Cost $103)	92
Cash	21
Receivable for Fund Shares Sold	1,778
Receivable for Investments Sold	169
Dividends Receivable	86
Due from Adviser	1
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	85
Total Assets	79,437
Liabilities:
Payable for Investments Purchased	250
Payable for Custodian Fees	113
Payable for Reorganization Expense	81
Payable for Professional Fees	57
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	5
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Fund Shares Redeemed	—	@
Other Liabilities	81
Total Liabilities	599
Net Assets	$78,838
Net Assets Consist of:
Paid-in-Capital	$131,873
Total Accumulated Loss	(53,035)
Net Assets	$78,838

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$67,797
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,957,363
Net Asset Value, Offering and Redemption Price Per Share	$22.92
CLASS A:
Net Assets	$9,300
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	406,711
Net Asset Value, Redemption Price Per Share	$22.87
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.27
Maximum Offering Price Per Share	$24.14
CLASS L:
Net Assets	$433
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,125
Net Asset Value, Offering and Redemption Price Per Share	$22.65
CLASS C:
Net Assets	$934
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,054
Net Asset Value, Offering and Redemption Price Per Share	$22.21
CLASS IS:
Net Assets	$374
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,299
Net Asset Value, Offering and Redemption Price Per Share	$22.93

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $41 of Foreign Taxes Withheld)	$584
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	584
Expenses:
Advisory Fees (Note B)	425
Custodian Fees (Note F)	101
Shareholder Reporting Fees	96
Professional Fees	89
Reorganization Expense	86
Sub Transfer Agency Fees — Class I	26
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	27
Registration Fees	26
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	4
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Interest Expenses	5
Other Expenses	7
Total Expenses	921
Waiver of Advisory Fees (Note B)	(247)
Reimbursement of Class Specific Expenses — Class I (Note B)	(16)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	655
Net Investment Loss	(71)
Realized Gain (Loss):
Investments Sold	4,240
Foreign Currency Translation	(8)
Net Realized Gain	4,232
Change in Unrealized Appreciation (Depreciation):
Investments	6,946
Foreign Currency Translation	(8)
Net Change in Unrealized Appreciation (Depreciation)	6,938
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	11,170
Net Increase in Net Assets Resulting from Operations	$11,099

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(71)	$168
Net Realized Gain (Loss)	4,232	(3,314)
Net Change in Unrealized Appreciation (Depreciation)	6,938	(3,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,099	(6,463)
Dividends and Distributions to Shareholders:
Class I	—	(20)
Class A	—	(3)
Class L	—	(— @)
Class C	—	(— @)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(23)
Capital Share Transactions:(1)
Class I:
Subscribed	7,827	8,168
Distributions Reinvested	—	19
Redeemed	(4,987)	(71,098)
Class A:
Subscribed	641	708
Distributions Reinvested	—	3
Redeemed	(1,193)	(4,888)
Class L:
Distributions Reinvested	—	— @
Redeemed	(9)	(229)
Class C:
Subscribed	18	40
Distributions Reinvested	—	— @
Redeemed	(67)	(153)
Class IS:
Subscribed	24	315
Distributions Reinvested	—	— @
Redeemed	(23)	(1,743)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,231	(68,858)
Redemption Fees	— @	1
Total Increase (Decrease) in Net Assets	13,330	(75,343)
Net Assets:
Beginning of Period	65,508	140,851
End of Period	$78,838	$65,508

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	347	520
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(239)	(5,028)
Net Increase (Decrease) in Class I Shares Outstanding	108	(4,507)
Class A:
Shares Subscribed	31	45
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(57)	(314)
Net Decrease in Class A Shares Outstanding	(26)	(269)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(14)
Net Decrease in Class L Shares Outstanding	(— @@)	(14)
Class C:
Shares Subscribed	1	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(3)	(10)
Net Decrease in Class C Shares Outstanding	(2)	(8)
Class IS:
Shares Subscribed	1	20
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(96)
Net Decrease in Class IS Shares Outstanding	(— @@)	(76)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.49		$17.10		$15.63		$21.02		$17.39		$16.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		0.04		0.39		0.33		0.16		0.31
Net Realized and Unrealized Gain (Loss)	3.45		2.36		1.58		(5.07)		3.47		0.33
Total from Investment Operations	3.43		2.40		1.97		(4.74)		3.63		0.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.50)		(0.65)		—		(0.23)
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.01)		(0.50)		(0.65)		—		(0.23)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.92		$19.49		$17.10		$15.63		$21.02		$17.39
Total Return(4)	17.65	%(8)	14.02%		12.53%		(22.60)%		20.82%		3.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,797		$55,533		$125,780		$229,688		$632,435		$525,664
Ratio of Expenses Before Expense Limitation	2.64	%(9)	2.13%		1.92%		N/A		N/A		1.69%
Ratio of Expenses After Expense Limitation	1.86	%(5)(6)(9)	1.90	%(5)(6)	1.90	%(5)(6)	1.77	%(5)	1.73	%(5)	1.67	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(5)(9)	1.85	%(5)	1.85	%(5)	1.76	%(5)	1.73	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.16	)%(5)(9)	0.24	%(5)	2.33	%(5)	1.68	%(5)	0.82	%(5)	1.82	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(8)	56%		68%		61%		52%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.47		$17.15		$15.61		$20.86		$17.31		$16.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		0.01		0.42		0.34		0.11		0.24
Net Realized and Unrealized Gain (Loss)	3.45		2.32		1.48		(5.10)		3.44		0.35
Total from Investment Operations	3.40		2.33		1.90		(4.76)		3.55		0.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.36)		(0.49)		—		(0.18)
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.01)		(0.36)		(0.49)		—		(0.18)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.87		$19.47		$17.15		$15.61		$20.86		$17.31
Total Return(4)	17.46	%(8)	13.57%		12.13%		(22.80)%		20.39%		3.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,300		$8,436		$12,044		$34,654		$86,324		$90,817
Ratio of Expenses Before Expense Limitation	2.93	%(9)	2.44%		2.23%		N/A		N/A		2.03%
Ratio of Expenses After Expense Limitation	2.21	%(5)(6)(9)	2.26	%(5)(6)	2.25	%(5)(6)	2.07	%(5)	2.05	%(5)	2.01	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.20	%(5)(9)	2.20	%(5)	2.20	%(5)	2.06	%(5)	2.05	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.51	)%(5)(9)	0.07	%(5)	2.48	%(5)	1.71	%(5)	0.59	%(5)	1.40	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(8)	56%		68%		61%		52%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.34		$17.11		$15.59		$20.65		$17.25		$16.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.06)		0.25		0.17		(0.02)		0.15
Net Realized and Unrealized Gain (Loss)	3.41		2.30		1.56		(4.98)		3.42		0.32
Total from Investment Operations	3.31		2.24		1.81		(4.81)		3.40		0.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.29)		(0.25)		—		(0.01)
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.01)		(0.29)		(0.25)		—		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.65		$19.34		$17.11		$15.59		$20.65		$17.25
Total Return(4)	17.11	%(8)	13.01%		11.58%		(23.19)%		19.59%		2.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$433		$378		$570		$1,241		$2,570		$2,630
Ratio of Expenses Before Expense Limitation	3.83	%(9)	3.44%		2.90%		N/A		2.76%		2.80%
Ratio of Expenses After Expense Limitation	2.71	%(5)(6)(9)	2.76	%(5)(6)	2.75	%(5)(6)	2.57	%(5)	2.70	%(5)	2.70	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.70	%(5)(9)	2.70	%(5)	2.70	%(5)	2.56	%(5)	2.70	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.75	)%(5)(9)	(0.39	)%(5)	1.47	%(5)	0.88	%(5)	(0.13	)%(5)	0.88	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(8)	56%		68%		61%		52%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$18.99		$16.85		$15.38		$20.41		$17.07		$16.69
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.13)		(0.10)		0.20		0.11		(0.05)		0.10
Net Realized and Unrealized Gain (Loss)	3.35		2.25		1.56		(4.90)		3.39		0.34
Total from Investment Operations	3.22		2.15		1.76		(4.79)		3.34		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.29)		(0.24)		—		(0.06)
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.01)		(0.29)		(0.24)		—		(0.06)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.21		$18.99		$16.85		$15.38		$20.41		$17.07
Total Return(4)	16.96	%(8)	12.74%		11.34%		(23.42)%		19.51%		2.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$934		$843		$877		$1,657		$2,857		$1,925
Ratio of Expenses Before Expense Limitation	3.85	%(9)	3.42%		3.07%		N/A		N/A		2.89%
Ratio of Expenses After Expense Limitation	2.96	%(5)(6)(9)	3.00	%(5)(6)	2.99	%(5)(6)	2.83	%(5)	2.81	%(5)	2.88	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.95	%(5)(9)	2.95	%(5)	2.95	%(5)	2.82	%(5)	2.81	%(5)	N/A
Ratio of Net Investment Income (Loss)	(1.01	)%(5)(9)	(0.66	)%(5)	1.17	%(5)	0.56	%(5)	(0.26	)%(5)	0.57	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(8)	56%		68%		61%		52%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$19.49		$17.09		$15.63		$21.02		$17.39		$16.97
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.09		0.33		0.58		0.13		0.30
Net Realized and Unrealized Gain (Loss)	3.45		2.32		1.64		(5.33)		3.50		0.36
Total from Investment Operations	3.44		2.41		1.97		(4.75)		3.63		0.66
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.51)		(0.64)		—		(0.24)
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.01)		(0.51)		(0.64)		—		(0.24)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.93		$19.49		$17.09		$15.63		$21.02		$17.39
Total Return(4)	17.65	%(8)	14.02%		12.60%		(22.61)%		20.83%		3.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$374		$318		$1,580		$4,633		$16,344		$12,055
Ratio of Expenses Before Expense Limitation	3.16	%(9)	2.20%		1.91%		N/A		N/A		1.64%
Ratio of Expenses After Expense Limitation	1.81	%(5)(6)(9)	1.86	%(5)(6)	1.85	%(5)(6)	1.74	%(5)	1.69	%(5)	1.62	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.80	%(5)(9)	1.80	%(5)	1.80	%(5)	1.73	%(5)	1.69	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.15	)%(5)(9)	0.55	%(5)	1.95	%(5)	2.85	%(5)	0.65	%(5)	1.75	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(8)	56%		68%		61%		52%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Next Gen Emerging Markets Portfolio (name changed on June 30, 2021, formerly Frontier Markets Portfolio). The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

  The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,586	$—	$—	$1,586
Banks	19,751	—	—	19,751
Beverages	1,244	—	—	1,244
Consumer Finance	1,372	—	—	1,372
Diversified Consumer Services	828	—	—	828
Entertainment	9,075	—	—	9,075
Food & Staples Retailing	1,625	—	—	1,625
Food Products	3,430	—	—	3,430

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$5,954	$2,520	$—	$8,474
Internet & Direct Marketing Retail	6,407	—	—	6,407
Metals & Mining	1,414	—	—	1,414
Oil, Gas & Consumable Fuels	2,924	—	—	2,924
Pharmaceuticals	1,525	—	—	1,525
Software	4,667	—	—	4,667
Specialty Retail	—	4,561	—	4,561
Wireless Telecommunication Services	3,720	—	—	3,720
Total Common Stocks	65,522	7,081	—	72,603
Short-Term Investment
Investment Company	4,602	—	—	4,602
Total Assets	$70,124	$7,081	$—	$77,205

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $247,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,293,000 and $12,217,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$356	$11,450	$7,204	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$4,602

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$23	$4,055

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$186	$(186)

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $85,847,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.7%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group averages and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
3692241 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
U.S. Customer Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$1,110.40	$1,019.93	$5.13	$4.91	0.98%
Global Concentrated Portfolio Class A	1,000.00	1,108.80	1,018.50	6.64	6.36	1.27
Global Concentrated Portfolio Class C	1,000.00	1,104.40	1,014.73	10.59	10.14	2.03
Global Concentrated Portfolio Class IS	1,000.00	1,110.90	1,020.08	4.97	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
China (13.0%)
Alibaba Group Holding Ltd. ADR (a)	33,176	$7,524
Tencent Holdings Ltd. ADR	72,420	5,453
		12,977
France (8.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR	51,918	8,193
India (8.2%)
HDFC Bank Ltd. ADR (a)	112,032	8,192
Italy (5.3%)
Ferrari N.V.	25,458	5,245
Taiwan (5.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,907	5,636
United States (59.3%)
Ameriprise Financial, Inc.	8,263	2,056
Costco Wholesale Corp.	6,381	2,525
Danaher Corp.	18,266	4,902
Domino's Pizza, Inc.	8,289	3,867
Estee Lauder Cos., Inc. (The), Class A	9,072	2,886
JPMorgan Chase & Co.	21,633	3,365
Lululemon Athletica, Inc. (a)	3,637	1,327
Mastercard, Inc., Class A	10,947	3,997
Microsoft Corp.	26,227	7,105
NextEra Energy, Inc.	36,323	2,662
Planet Fitness, Inc., Class A (a)	39,972	3,008
STORE Capital Corp. REIT	189,641	6,544
SVB Financial Group (a)	13,995	7,787
United Rentals, Inc. (a)	14,031	4,476
Waste Management, Inc.	20,401	2,858
		59,365
Total Common Stocks (Cost $86,449)		99,608
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class(See Note G) (Cost $1,640)	1,639,749	1,640
Total Investments (101.2%) (Cost $88,089) (b)		101,248
Liabilities in Excess of Other Assets (–1.2%)		(1,171)
Net Assets (100.0%)		$100,077

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,573,000 and the aggregate gross unrealized depreciation is approximately $414,000, resulting in net unrealized appreciation of approximately $13,159,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.6%
Banks	19.1
Textiles, Apparel & Luxury Goods	9.4
Internet & Direct Marketing Retail	7.4
Software	7.0
Hotels, Restaurants & Leisure	6.8
Equity Real Estate Investment Trusts (REITs)	6.5
Semiconductors & Semiconductor Equipment	5.6
Interactive Media & Services	5.4
Automobiles	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $86,449)	$99,608
Investment in Security of Affiliated Issuer, at Value (Cost $1,640)	1,640
Total Investments in Securities, at Value (Cost $88,089)	101,248
Receivable for Fund Shares Sold	479
Dividends Receivable	89
Tax Reclaim Receivable	8
Receivable from Affiliate	—	@
Other Assets	81
Total Assets	101,905
Liabilities:
Payable for Investments Purchased	1,577
Payable for Advisory Fees	144
Payable for Fund Shares Redeemed	47
Payable for Professional Fees	35
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Administration Fees	6
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	12
Total Liabilities	1,828
Net Assets	$100,077
Net Assets Consist of:
Paid-in-Capital	$82,178
Total Distributable Earnings	17,899
Net Assets	$100,077
CLASS I:
Net Assets	$84,599
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,449,437
Net Asset Value, Offering and Redemption Price Per Share	$19.01
CLASS A:
Net Assets	$9,067
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	481,050
Net Asset Value, Redemption Price Per Share	$18.85
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.04
Maximum Offering Price Per Share	$19.89
CLASS C:
Net Assets	$6,392
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	347,343
Net Asset Value, Offering and Redemption Price Per Share	$18.40
CLASS IS:
Net Assets	$19
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,012
Net Asset Value, Offering and Redemption Price Per Share	$19.04

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	$369
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	369
Expenses:
Advisory Fees (Note B)	302
Professional Fees	59
Shareholder Services Fees — Class A (Note D)	10
Distribution and Shareholder Services Fees — Class C (Note D)	24
Administration Fees (Note C)	32
Registration Fees	23
Shareholder Reporting Fees	14
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	3
Total Expenses	490
Waiver of Advisory Fees (Note B)	(58)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	431
Net Investment Loss	(62)
Realized Gain:
Investments Sold	4,597
Change in Unrealized Appreciation (Depreciation):
Investments	3,140
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,737
Net Increase in Net Assets Resulting from Operations	$7,675

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(62)	$11
Net Realized Gain	4,597	394
Net Change in Unrealized Appreciation (Depreciation)	3,140	6,411
Net Increase in Net Assets Resulting from Operations	7,675	6,816
Dividends and Distributions to Shareholders:
Class I	—	(1)
Class A	—	(—	@)
Class C	—	(—	@)
Class IS	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(1)
Capital Share Transactions:(1)
Class I:
Subscribed	39,397	28,607
Distributions Reinvested	—	1
Redeemed	(7,237)	(2,846)
Class A:
Subscribed	2,426	2,087
Distributions Reinvested	—	—	@
Redeemed	(207)	(1,077)
Class C:
Subscribed	2,486	1,818
Distributions Reinvested	—	—	@
Redeemed	(85)	(1,387)
Class IS:
Subscribed	—	18
Distributions Reinvested	—	—	@
Redeemed	(26)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	36,754	27,221
Total Increase in Net Assets	44,429	34,036
Net Assets:
Beginning of Period	55,648	21,612
End of Period	$100,077	$55,648
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,159	1,823
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(393)	(214)
Net Increase in Class I Shares Outstanding	1,766	1,609
Class A:
Shares Subscribed	134	150
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(11)	(82)
Net Increase in Class A Shares Outstanding	123	68
Class C:
Shares Subscribed	138	133
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(5)	(117)
Net Increase in Class C Shares Outstanding	133	16
Class IS:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(1)	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$17.12		$13.86		$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.03		0.08		0.14		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.90		3.23		3.40		(1.95)		2.28		0.19
Total from Investment Operations	1.89		3.26		3.48		(1.81)		2.30		0.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	(0.15)		(0.08)		(0.03)		(0.06)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.00	)(3)	(0.15)		(0.08)		(0.04)		(0.06)
Net Asset Value, End of Period	$19.01		$17.12		$13.86		$10.53		$12.42		$10.16
Total Return(4)	11.04	%(7)	23.52%		33.10%		(14.61)%		22.64%		2.24	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$84,599		$45,946		$14,885		$11,554		$11,814		$6,922
Ratio of Expenses Before Expense Limitation	1.13	%(8)	1.81%		1.96%		1.90%		3.13%		3.57	%(8)
Ratio of Expenses After Expense Limitation	0.98	%(5)(8)	0.99	%(5)	1.00	%(5)	1.00	%(5)	0.98	%(5)	0.97	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.06	)%(5)(8)	0.21	%(5)	0.64	%(5)	1.13	%(5)	0.15	%(5)	0.48	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	54%		123%		94%		68%		44	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$17.00		$13.80		$10.49		$12.37		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.02)		0.04		0.11		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	1.88		3.22		3.38		(1.95)		2.28		0.19
Total from Investment Operations	1.85		3.20		3.42		(1.84)		2.25		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	(0.11)		(0.04)		(0.03)		(0.05)
Net Asset Value, End of Period	$18.85		$17.00		$13.80		$10.49		$12.37		$10.15
Total Return(4)	10.88	%(7)	23.19%		32.64%		(14.91)%		22.17%		2.02	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,067		$6,091		$4,009		$2,213		$1,666		$782
Ratio of Expenses Before Expense Limitation	1.41	%(8)	2.13%		2.29%		2.24%		3.61%		4.23	%(8)
Ratio of Expenses After Expense Limitation	1.27	%(5)(8)	1.31	%(5)	1.34	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.37	)%(5)(8)	(0.14	)%(5)	0.32	%(5)	0.91	%(5)	(0.25	)%(5)	0.16	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	54%		123%		94%		68%		44	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$16.66		$13.63		$10.36		$12.27		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.12)		(0.06)		0.02		(0.11)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.84		3.15		3.34		(1.93)		2.26		0.21
Total from Investment Operations	1.74		3.03		3.28		(1.91)		2.15		0.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	(0.01)		—		(0.03)		(0.02)
Net Asset Value, End of Period	$18.40		$16.66		$13.63		$10.36		$12.27		$10.15
Total Return(4)	10.44	%(7)	22.23%		31.69%		(15.57)%		21.18%		1.69	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,392		$3,568		$2,704		$2,263		$1,728		$877
Ratio of Expenses Before Expense Limitation	2.18	%(8)	2.91%		3.06%		2.98%		4.36%		4.81	%(8)
Ratio of Expenses After Expense Limitation	2.03	%(5)(8)	2.09	%(5)	2.10	%(5)	2.09	%(5)	2.10	%(5)	2.10	%(5)(8)
Ratio of Net Investment Income (Loss)	(1.12	)%(5)(8)	(0.91	)%(5)	(0.46	)%(5)	0.18	%(5)	(0.95	)%(5)	(0.69	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	54%		123%		94%		68%		44	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Concentrated Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$17.14		$13.86		$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.03		0.09		0.16		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.91		3.25		3.40		(1.97)		2.28		0.20
Total from Investment Operations	1.90		3.28		3.49		(1.81)		2.30		0.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	(0.16)		(0.08)		(0.03)		(0.07)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.00	)(3)	(0.16)		(0.08)		(0.04)		(0.07)
Net Asset Value, End of Period	$19.04		$17.14		$13.86		$10.53		$12.42		$10.16
Total Return(4)	11.09	%(7)	23.67%		33.16%		(14.55)%		22.67%		2.25	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$43		$14		$11		$12		$10
Ratio of Expenses Before Expense Limitation	10.65	%(8)	9.20%		17.68%		17.97%		18.61%		19.43	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.08	)%(5)(8)	0.22	%(5)	0.68	%(5)	1.27	%(5)	0.22	%(5)	0.56	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	54%		123%		94%		68%		44	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$5,245	$—	$—	$5,245
Banks	19,344	—	—	19,344
Capital Markets	2,056	—	—	2,056
Commercial Services & Supplies	2,858	—	—	2,858
Electric Utilities	2,662	—	—	2,662
Equity Real Estate Investment Trusts (REITs)	6,544	—	—	6,544
Food & Staples Retailing	2,525	—	—	2,525
Health Care Equipment & Supplies	4,902	—	—	4,902
Hotels, Restaurants & Leisure	6,875	—	—	6,875
Information Technology Services	3,997	—	—	3,997
Interactive Media & Services	5,453	—	—	5,453
Internet & Direct Marketing Retail	7,524	—	—	7,524
Personal Products	2,886	—	—	2,886

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$5,636	$—	$—	$5,636
Software	7,105	—	—	7,105
Textiles, Apparel & Luxury Goods	9,520	—	—	9,520
Trading Companies & Distributors	4,476	—	—	4,476
Total Common Stocks	99,608	—	—	99,608
Short-Term Investment
Investment Company	1,640	—	—	1,640
Total Assets	$101,248	$—	$—	$101,248

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $58,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $53,901,000 and $16,865,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$863	$29,578	$28,801	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$1,640

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:	2019 Distributions Paid From:
Long-Term Capital Gain (000)	Ordinary Income (000)
$1	$190

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$14	$(14)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$482

During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $106,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 69.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
3692252 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$1,113.20	$1,019.98	$5.08	$4.86	0.97%
Global Core Portfolio Class A	1,000.00	1,110.60	1,018.10	7.06	6.76	1.35
Global Core Portfolio Class C	1,000.00	1,106.80	1,014.43	10.92	10.44	2.09
Global Core Portfolio Class IS	1,000.00	1,112.50	1,020.08	4.98	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Canada (1.5%)
Franco-Nevada Corp.	2,070	$300
China (11.2%)
Alibaba Group Holding Ltd. ADR (a)	3,810	864
NetEase, Inc. ADR	3,235	373
Tencent Holdings Ltd. ADR	13,639	1,027
		2,264
France (4.5%)
LVMH Moet Hennessy Louis Vuitton SE	1,167	915
India (4.2%)
HDFC Bank Ltd. ADR (a)	11,588	847
Ireland (1.7%)
CRH PLC ADR	6,753	343
Italy (3.1%)
Ferrari N.V.	3,007	620
Japan (1.4%)
Nippon Telegraph & Telephone Corp. ADR	10,854	284
Singapore (2.2%)
Sea Ltd. ADR (a)	1,613	443
Taiwan (4.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,180	863
United Kingdom (6.5%)
Diageo PLC ADR	3,227	619
Experian PLC ADR	7,151	277
London Stock Exchange Group PLC	1,908	210
Ryanair Holdings PLC ADR (a)	2,005	217
		1,323
United States (57.3%)
Ameriprise Financial, Inc.	2,084	519
Apple, Inc.	9,404	1,288
Chevron Corp.	7,695	806
Danaher Corp.	2,925	785
Estee Lauder Cos., Inc. (The), Class A	1,702	541
Euronet Worldwide, Inc. (a)	816	110
First Republic Bank	3,458	647
Fortune Brands Home & Security, Inc.	2,750	274
JPMorgan Chase & Co.	3,656	569
Lululemon Athletica, Inc. (a)	1,479	540
Mastercard, Inc., Class A	2,183	797
McDonald's Corp.	1,625	375
MGM Resorts International	10,147	433
Microsoft Corp.	4,325	1,172
	Shares	Value (000)
NextEra Energy, Inc.	6,174	$452
Planet Fitness, Inc., Class A (a)	690	52
Progressive Corp. (The)	604	59
STORE Capital Corp. REIT	19,406	670
SVB Financial Group (a)	1,329	740
Target Corp.	1,561	377
United Rentals, Inc. (a)	851	271
Veeva Systems, Inc., Class A (a)	536	167
		11,644
Total Common Stocks (Cost $13,332)		19,846
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $412)	411,672	412
Total Investments (99.8%) (Cost $13,744) (b)		20,258
Other Assets in Excess of Liabilities (0.2%)		48
Net Assets (100.0%)		$20,306

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,516,000 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized appreciation of approximately $6,514,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	61.8%
Banks	13.8
Textiles, Apparel & Luxury Goods	7.2
Tech Hardware, Storage & Peripherals	6.3
Software	5.8
Interactive Media & Services	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $13,332)	$19,846
Investment in Security of Affiliated Issuer, at Value (Cost $412)	412
Total Investments in Securities, at Value (Cost $13,744)	20,258
Foreign Currency, at Value (Cost —@)	—	@
Due from Adviser	15
Dividends Receivable	12
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	66
Total Assets	20,353
Liabilities:
Payable for Professional Fees	32
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	47
Net Assets	$20,306
Net Assets Consist of:
Paid-in-Capital	$13,693
Total Distributable Earnings	6,613
Net Assets	$20,306
CLASS I:
Net Assets	$15,390
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	864,692
Net Asset Value, Offering and Redemption Price Per Share	$17.80
CLASS A:
Net Assets	$2,294
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	129,748
Net Asset Value, Redemption Price Per Share	$17.68
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.98
Maximum Offering Price Per Share	$18.66
CLASS C:
Net Assets	$2,604
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	151,300
Net Asset Value, Offering and Redemption Price Per Share	$17.21
CLASS IS:
Net Assets	$18
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,008
Net Asset Value, Offering and Redemption Price Per Share	$17.80

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$89
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	89
Expenses:
Advisory Fees (Note B)	62
Professional Fees	60
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	12
Shareholder Reporting Fees	9
Administration Fees (Note C)	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Pricing Fees	1
Other Expenses	2
Total Expenses	188
Waiver of Advisory Fees (Note B)	(62)
Expenses Reimbursed by Adviser (Note B)	(28)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	97
Net Investment Loss	(8)
Realized Gain:
Investments Sold	339
Foreign Currency Translation	—	@
Net Realized Gain	339
Change in Unrealized Appreciation (Depreciation):
Investments	1,354
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	1,354
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,693
Net Increase in Net Assets Resulting from Operations	$1,685

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(8)	$(3)
Net Realized Gain	339	68
Net Change in Unrealized Appreciation (Depreciation)	1,354	2,053
Net Increase in Net Assets Resulting from Operations	1,685	2,118
Capital Share Transactions:(1)
Class I:
Subscribed	4,591	989
Redeemed	(287)	(793)
Class A:
Subscribed	334	277
Redeemed	(124)	(918)
Class C:
Subscribed	388	371
Redeemed	(13)	(116)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,889	(190)
Total Increase in Net Assets	6,574	1,928
Net Assets:
Beginning of Period	13,732	11,804
End of Period	$20,306	$13,732
(1) Capital Share Transactions:
Class I:
Shares Subscribed	266	66
Shares Redeemed	(17)	(69)
Net Increase (Decrease) in Class I Shares Outstanding	249	(3)
Class A:
Shares Subscribed	19	21
Shares Redeemed	(7)	(69)
Net Increase (Decrease) in Class A Shares Outstanding	12	(48)
Class C:
Shares Subscribed	24	26
Shares Redeemed	(1)	(9)
Net Increase in Class C Shares Outstanding	23	17

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$15.99		$13.19		$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.02		0.07		0.12		0.07		0.05
Net Realized and Unrealized Gain (Loss)	1.80		2.78		3.07		(2.09)		2.16		0.06
Total from Investment Operations	1.81		2.80		3.14		(1.97)		2.23		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		(0.08)		(0.06)		(0.08)
Paid-in-Capital	—		—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		—		(0.10)		(0.08)		(0.06)		(0.08)
Net Asset Value, End of Period	$17.80		$15.99		$13.19		$10.15		$12.20		$10.03
Total Return(4)	11.32	%(7)	21.23%		30.96%		(16.15)%		22.27%		1.08	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,390		$9,849		$8,157		$6,738		$10,398		$6,517
Ratio of Expenses Before Expense Limitation	2.06	%(8)	2.93%		2.73%		2.53%		2.89%		3.73	%(8)
Ratio of Expenses After Expense Limitation	0.97	%(5)(8)	0.99	%(5)	0.98	%(5)	1.00	%(5)	0.97	%(5)	0.98	%(5)(8)
Ratio of Net Investment Income	0.10	%(5)(8)	0.18	%(5)	0.61	%(5)	0.97	%(5)	0.64	%(5)	0.82	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	8	%(7)	30%		61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$15.92		$13.17		$10.15		$12.18		$10.02		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.02)		0.03		0.07		0.03		0.02
Net Realized and Unrealized Gain (Loss)	1.78		2.77		3.05		(2.07)		2.15		0.06
Total from Investment Operations	1.76		2.75		3.08		(2.00)		2.18		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.03)		(0.02)		(0.06)
Paid-in-Capital	—		—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		—		(0.06)		(0.03)		(0.02)		(0.06)
Net Asset Value, End of Period	$17.68		$15.92		$13.17		$10.15		$12.18		$10.02
Total Return(4)	11.06	%(7)	20.88%		30.36%		(16.41)%		21.82%		0.83	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,294		$1,869		$2,186		$1,320		$1,962		$1,263
Ratio of Expenses Before Expense Limitation	2.43	%(8)	3.32%		3.12%		2.89%		3.36%		4.16	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.27	)%(5)(8)	(0.18	)%(5)	0.26	%(5)	0.62	%(5)	0.25	%(5)	0.39	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	8	%(7)	30%		61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$15.55		$12.97		$10.02		$12.08		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.12)		(0.05)		(0.01)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.74		2.70		3.00		(2.05)		2.15		0.06
Total from Investment Operations	1.66		2.58		2.95		(2.06)		2.09		0.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.04)
Net Asset Value, End of Period	$17.21		$15.55		$12.97		$10.02		$12.08		$10.00
Total Return(3)	10.68	%(6)	19.89%		29.44%		(17.05)%		20.92%		0.41	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,604		$1,998		$1,448		$1,311		$1,246		$901
Ratio of Expenses Before Expense Limitation	3.18	%(7)	4.11%		3.92%		3.66%		4.19%		5.02	%(7)
Ratio of Expenses After Expense Limitation	2.09	%(4)(7)	2.10	%(4)	2.10	%(4)	2.10	%(4)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Loss	(1.02	)%(4)(7)	(0.94	)%(4)	(0.45	)%(4)	(0.05	)%(4)	(0.50	)%(4)	(0.36	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	8	%(6)	30%		61%		50%		41%		22	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Core Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$15.99		$13.18		$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.03		0.07		0.13		0.07		0.05
Net Realized and Unrealized Gain (Loss)	1.80		2.78		3.06		(2.09)		2.17		0.06
Total from Investment Operations	1.81		2.81		3.13		(1.96)		2.24		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		(0.09)		(0.07)		(0.08)
Paid-in-Capital	—		—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		—		(0.10)		(0.09)		(0.07)		(0.08)
Net Asset Value, End of Period	$17.80		$15.99		$13.18		$10.15		$12.20		$10.03
Total Return(4)	11.25	%(7)	21.40%		30.90%		(16.10)%		22.29%		1.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18		$16		$13		$10		$12		$10
Ratio of Expenses Before Expense Limitation	12.68	%(8)	18.19%		18.98%		19.09%		18.67%		19.70	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)(8)
Ratio of Net Investment Income	0.12	%(5)(8)	0.22	%(5)	0.63	%(5)	1.06	%(5)	0.66	%(5)	0.84	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	8	%(7)	30%		61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$217	$—	$—	$217
Automobiles	620	—	—	620
Banks	2,803	—	—	2,803
Beverages	619	—	—	619
Building Products	274	—	—	274
Capital Markets	729	—	—	729
Construction Materials	343	—	—	343
Diversified Telecommunication Services	284	—	—	284
Electric Utilities	452	—	—	452
Entertainment	816	—	—	816
Equity Real Estate Investment Trusts (REITs)	670	—	—	670
Health Care Equipment & Supplies	785	—	—	785
Health Care Technology	167	—	—	167
Hotels, Restaurants & Leisure	860	—	—	860

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$907	$—	$—	$907
Insurance	59	—	—	59
Interactive Media & Services	1,027	—	—	1,027
Internet & Direct Marketing Retail	864	—	—	864
Metals & Mining	300	—	—	300
Multi-Line Retail	377	—	—	377
Oil, Gas & Consumable Fuels	806	—	—	806
Personal Products	541	—	—	541
Professional Services	277	—	—	277
Semiconductors & Semiconductor Equipment	863	—	—	863
Software	1,172	—	—	1,172
Tech Hardware, Storage & Peripherals	1,288	—	—	1,288
Textiles, Apparel & Luxury Goods	1,455	—	—	1,455
Trading Companies & Distributors	271	—	—	271
Total Common Stocks	19,846	—	—	19,846
Short-Term Investment
Investment Company	412	—	—	412
Total Assets	$20,258	$—	$—	$20,258

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign security markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $62,000 of advisory fees were waived and approximately $29,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $5,832,000 and $1,238,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$229	$4,218	$4,035	$—	@
Affiliated Investment Company (cont'd)	Realized Gain(Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$412

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020, remains subject to examination by taxing authorities.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$—	$—	$66	$4

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$4	$(4)

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $169,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $89,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or

1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
3693652 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Endurance Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Endurance Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Endurance Portfolio Class I	$1,000.00	$1,380.60	$1,020.03	$5.67	$4.81	0.96%
Global Endurance Portfolio Class A	1,000.00	1,378.30	1,018.20	7.84	6.66	1.33
Global Endurance Portfolio Class C	1,000.00	1,373.30	1,014.38	12.36	10.49	2.10
Global Endurance Portfolio Class IS	1,000.00	1,381.10	1,020.08	5.61	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Canada (6.9%)
Colliers International Group, Inc.	23,956	$2,683
Constellation Software, Inc.	523	792
Shopify, Inc., Class A (a)	1,357	1,982
		5,457
Finland (0.7%)
Revenio Group Oyj	7,849	595
Japan (1.9%)
Freee KK (a)	10,700	983
Mercari, Inc. (a)	9,500	505
		1,488
Poland (1.9%)
Dino Polska SA (a)	20,798	1,527
Sweden (2.3%)
AddLife AB, Class B	60,027	1,845
United Kingdom (10.4%)
Angle PLC (a)	323,513	611
ASOS PLC (a)	14,662	1,006
Babcock International Group PLC (a)	538,087	2,159
Victoria PLC (a)	300,745	4,451
		8,227
United States (68.7%)
Ajax I, Class A SPAC (a)	136,863	1,363
Appfolio, Inc., Class A (a)	6,441	910
Appian Corp. (a)	15,551	2,142
Cardlytics, Inc. (a)	27,588	3,502
Carvana Co. (a)	5,514	1,664
Coupang, Inc. (a)	16,126	674
Credit Acceptance Corp. (a)	3,369	1,530
Cricut, Inc., Class A (a)	185,491	7,902
Datadog, Inc., Class A (a)	7,535	784
	Shares	Value (000)
Equitable Holdings, Inc.	58,503	$1,781
Fastly, Inc., Class A (a)	85,132	5,074
Floor & Decor Holdings, Inc., Class A (a)	29,004	3,066
GTT Communications, Inc. (a)	53,065	129
JFrog Ltd. (a)	61,361	2,793
Latch, Inc. (a)	85,886	1,054
Okta, Inc. (a)	6,135	1,501
Party City Holdco, Inc. (a)	253,259	2,363
Porch Group, Inc. (a)	32,720	633
Royalty Pharma PLC, Class A	31,049	1,273
salesforce.com, Inc. (a)	11,702	2,858
Skillz, Inc. (a)	129,976	2,823
Smartsheet, Inc., Class A (a)	39,771	2,876
Soaring Eagle Acquisition Corp. (Units) SPAC (a)(b)	54,135	573
Squarespace, Inc., Class A (a)	11,636	691
Stitch Fix, Inc., Class A (a)	56,874	3,430
UTZ Brands, Inc.	17,683	385
Wayfair, Inc., Class A (a)	2,577	814
		54,588
Total Common Stocks (Cost $63,863)		73,727
Investment Company (0.3%)
Hipgnosis Songs Fund Ltd. (Cost $243)	146,133	246
Short-Term Investment (6.9%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $5,485)	5,485,188	5,485
Total Investments (100.0%) (Cost $69,591) (c)(j)		79,458
Other Assets in Excess of Liabilities (0.0%) (d)		38
Net Assets (100.0%)		$79,496

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contracts — PIPE open at June 30, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized (Depreciation) (000)	% of Net Assets
Ajax I	Cazoo Holdings Ltd. (a)(e)(f)(g)(i)	$303,180	12/31/21	$(37)	(0.04)%
Soaring Eagle Acquisition Corp.	Ginkgo Bioworks, Inc. (a)(e)(f)(h)(i)	1,038,320	12/31/21	(149)	(0.19)
				$(186)	(0.23)%

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,950,000 and the aggregate gross unrealized depreciation is approximately $1,269,000, resulting in net unrealized appreciation of approximately $9,681,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Endurance Portfolio

(d)  Amount is less than 0.05%.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contracts (excluding 144A holdings) at June 30, 2021 amounts to approximately $(186,000) and represents (0.2)% of net assets.

(f)  At June 30, 2021, the Fund held fair valued derivative contracts valued at approximately $(186,000), representing (0.2)% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 30,318 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cazoo Holdings Ltd., and Ajax I, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Ajax I and Cazoo Holdings Ltd., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Ajax I and Cazoo Holdings Ltd. The investment is restricted from resale until the settlement date.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 103,832 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Ginkgo Bioworks, Inc., and Soaring Eagle Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.8%
Software	19.1
Household Durables	15.6
Information Technology Services	11.8
Specialty Retail	8.9
Internet & Direct Marketing Retail	8.9
Short-Term Investments	6.9
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open PIPE contracts with total unrealized depreciation of approximately $186,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $64,106)	$73,973
Investment in Security of Affiliated Issuer, at Value (Cost $5,485)	5,485
Total Investments in Securities, at Value (Cost $69,591)	79,458
Foreign Currency, at Value (Cost $11)	11
Receivable for Fund Shares Sold	1,465
Receivable for Investments Sold	464
Dividends Receivable	2
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	54
Total Assets	81,454
Liabilities:
Payable for Investments Purchased	1,655
Payable for Advisory Fees	68
Payable for Professional Fees	31
Payable for Administration Fees	5
Payable for Custodian Fees	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Fund Shares Redeemed	—	@
Unrealized Depreciation on Derivative Contracts — PIPE	186
Other Liabilities	8
Total Liabilities	1,958
Net Assets	$79,496
Net Assets Consist of:
Paid-in-Capital	$65,777
Total Distributable Earnings	13,719
Net Assets	$79,496
CLASS I:
Net Assets	$72,807
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,989,426
Net Asset Value, Offering and Redemption Price Per Share	$36.60
CLASS A:
Net Assets	$4,744
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	130,726
Net Asset Value, Redemption Price Per Share	$36.29
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.01
Maximum Offering Price Per Share	$38.30
CLASS C:
Net Assets	$1,906
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,527
Net Asset Value, Offering and Redemption Price Per Share	$35.61
CLASS IS:
Net Assets	$39
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,072
Net Asset Value, Offering and Redemption Price Per Share	$36.63

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$44
Income from Securities Loaned — Net	23
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	67
Expenses:
Advisory Fees (Note B)	152
Professional Fees	59
Registration Fees	25
Administration Fees (Note C)	15
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	6
Custodian Fees (Note F)	6
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	9
Total Expenses	291
Waiver of Advisory Fees (Note B)	(94)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	195
Net Investment Loss	(128)
Realized Gain:
Investments Sold	4,090
Foreign Currency Translation	11
Net Realized Gain	4,101
Change in Unrealized Appreciation (Depreciation):
Investments	5,379
Foreign Currency Translation	1
Derivative Contracts — PIPE	(186)
Net Change in Unrealized Appreciation (Depreciation)	5,194
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,295
Net Increase in Net Assets Resulting from Operations	$9,167

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(128)	$(29)
Net Realized Gain	4,101	430
Net Change in Unrealized Appreciation (Depreciation)	5,194	3,833
Net Increase in Net Assets Resulting from Operations	9,167	4,234
Dividends and Distributions to Shareholders:
Class I	—	(235)
Class A	—	(73)
Class C	—	(14)
Class IS	—	(1)
Total Dividends and Distributions to Shareholders	—	(323)
Capital Share Transactions:(1)
Class I:
Subscribed	65,051	1,651
Distributions Reinvested	—	235
Redeemed	(8,001)	(7)
Class A:
Subscribed	4,727	2,453
Distributions Reinvested	—	73
Redeemed	(3,482)	(630)
Class C:
Subscribed	1,896	317
Distributions Reinvested	—	14
Redeemed	(645)	(32)
Class IS:
Subscribed	—	1
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	59,546	4,076
Total Increase in Net Assets	68,713	7,987
Net Assets:
Beginning of Period	10,783	2,796
End of Period	$79,496	$10,783
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,926	76
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(233)	(— @@)
Net Increase in Class I Shares Outstanding	1,693	85
Class A:
Shares Subscribed	141	117
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(104)	(28)
Net Increase in Class A Shares Outstanding	37	92
Class C:
Shares Subscribed	57	17
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(20)	(2)
Net Increase in Class C Shares Outstanding	37	16
Class IS:
Shares Subscribed	—	— @@
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IS Shares Outstanding	—	— @@

@@  Amount is less than $500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Endurance Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$26.51		$13.03		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.09)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	10.19		14.41		3.10		(0.02)
Total from Investment Operations	10.09		14.32		3.05		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		—
Net Realized Gain	—		(0.81)		—		—
Total Distributions	—		(0.84)		—		—
Net Asset Value, End of Period	$36.60		$26.51		$13.03		$9.98
Total Return(4)	38.06	%(7)	110.03%		30.30%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,807		$7,854		$2,757		$2,017
Ratio of Expenses Before Expense Limitation	1.46	%(8)	5.12%		14.17%		913.94	%(8)
Ratio of Expenses After Expense Limitation	0.96	%(5)(8)	1.00	%(5)	1.00	%(5)	1.00	%(8)
Ratio of Net Investment Loss	(0.61	)%(5)(8)	(0.52	)%(5)	(0.42	)%(5)	(1.00	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	39	%(7)	46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Endurance Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$26.33		$12.99		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.19)		(0.09)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	10.10		14.34		3.10		(0.02)
Total from Investment Operations	9.96		14.15		3.01		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	—		—
Net Realized Gain	—		(0.81)		—		—
Total Distributions	—		(0.81)		—		—
Net Asset Value, End of Period	$36.29		$26.33		$12.99		$9.98
Total Return(4)	37.83	%(7)	109.10%		29.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,744		$2,462		$13		$10
Ratio of Expenses Before Expense Limitation	1.83	%(8)	5.67%		29.52%		927.90	%(8)
Ratio of Expenses After Expense Limitation	1.33	%(5)(8)	1.35	%(5)	1.35	%(5)	1.35	%(8)
Ratio of Net Investment Loss	(0.87	)%(5)(8)	(0.86	)%(5)	(0.77	)%(5)	(1.35	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	39	%(7)	46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$25.93		$12.89		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.28)		(0.33)		(0.18)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	9.96		14.18		3.09		(0.02)
Total from Investment Operations	9.68		13.85		2.91		(0.02)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.81)		—		—
Net Asset Value, End of Period	$35.61		$25.93		$12.89		$9.98
Total Return(4)	37.33	%(7)	107.59%		28.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,906		$439		$13		$10
Ratio of Expenses Before Expense Limitation	2.61	%(8)	7.61%		30.23%		928.63	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.10	%(5)	2.10	%(5)	2.10	%(8)
Ratio of Net Investment Loss	(1.76	)%(5)(8)	(1.62	)%(5)	(1.52	)%(5)	(2.10	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	39	%(7)	46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Endurance Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$26.53		$13.04		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.08)		(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	10.19		14.41		3.10		(0.02)
Total from Investment Operations	10.10		14.33		3.06		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		—
Net Realized Gain	—		(0.81)		—		—
Total Distributions	—		(0.84)		—		—
Net Asset Value, End of Period	$36.63		$26.53		$13.04		$9.98
Total Return(4)	38.11	%(7)	110.08%		30.40%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$28		$13		$10
Ratio of Expenses Before Expense Limitation	6.44	%(8)	16.93%		29.13%		927.65	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(8)
Ratio of Net Investment Loss	(0.52	)%(5)(8)	(0.47	)%(5)	(0.37	)%(5)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	39	%(7)	46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Services & Supplies	$2,159	$—	$—	$2,159
Consumer Finance	1,530	—	—	1,530
Diversified Financial Services	1,781	—	—	1,781
Diversified Holding Companies	573	—	—	573
Entertainment	2,823	—	—	2,823
Food & Staples Retailing	1,527	—	—	1,527
Food Products	385	—	—	385
Health Care Equipment & Supplies	1,206	—	—	1,206
Household Durables	12,353	—	—	12,353
Information Technology Services	9,377	—	—	9,377
Internet & Direct Marketing Retail	7,062	—	—	7,062
Life Sciences Tools & Services	1,845	—	—	1,845
Media	3,502	—	—	3,502
Other	1,363	—	—	1,363
Pharmaceuticals	1,273	—	—	1,273

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$2,683	$—	$—	$2,683
Software	15,192	—	—	15,192
Specialty Retail	7,093	—	—	7,093
Total Common Stocks	73,727	—	—	73,727
Investment Company	246	—	—	246
Short-Term Investment
Investment Company	5,485	—	—	5,485
Total Assets	$79,458	$—	$—	$79,458
Liabilities:
Derivative Contracts — PIPE	—	—	(186)	(186)
Total	$79,458	$—	$(186)	$79,272

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contracts — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(186)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(186)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$(186)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Range/Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE	$(186)	Market Implied	Discount for Lack of Marketability and Transaction Risk	12.0%–14.0%/13.5%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as Derivative Contracts — PIPE in the Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contracts — PIPE	Equity Risk	$(186)

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contracts — PIPE	$(186)

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Derivative Contracts — PIPE	$—	$(186)

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contracts — PIPE:
Average monthly notional amount	$822,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.30% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $94,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $69,550,000 and $14,253,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$226	$57,896	$52,637	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$5,485

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$31	$292	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$51	$130

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 16.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Market: Certain impacts to public health conditions particular to the coronavirus "COVID-19" outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and for the period since the end of December 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGENDSAN
3693662 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,098.10	$1,020.33	$4.68	$4.51	0.90%
Global Franchise Portfolio Class A	1,000.00	1,096.60	1,019.14	5.93	5.71	1.14
Global Franchise Portfolio Class L	1,000.00	1,094.00	1,016.61	8.57	8.25	1.65
Global Franchise Portfolio Class C	1,000.00	1,092.70	1,015.37	9.86	9.49	1.90
Global Franchise Portfolio Class IS	1,000.00	1,098.70	1,020.73	4.27	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
France (6.5%)
L'Oreal SA (BSRM)	158,962	$70,834
LVMH Moet Hennessy Louis Vuitton SE	74,434	58,367
Pernod Ricard SA	397,730	88,285
		217,486
Germany (4.6%)
SAP SE	1,099,711	154,965
Italy (0.5%)
Davide Campari-Milano N.V.	1,352,123	18,109
Netherlands (2.4%)
Heineken N.V.	652,522	79,075
United Kingdom (13.0%)
British American Tobacco PLC	1,954,607	75,707
Experian PLC	1,022,255	39,396
Reckitt Benckiser Group PLC	2,740,988	242,549
RELX PLC (Euronext N.V.)	591,301	15,762
RELX PLC (LSE)	2,253,460	59,819
		433,233
United States (71.7%)
Abbott Laboratories	1,217,118	141,100
Accenture PLC, Class A	497,493	146,656
Automatic Data Processing, Inc.	681,890	135,437
Baxter International, Inc.	1,650,335	132,852
Becton Dickinson & Co.	515,068	125,259
Coca-Cola Co. (The)	1,096,280	59,320
Danaher Corp.	553,685	148,587
Estee Lauder Cos., Inc. (The), Class A	112,390	35,749
Factset Research Systems, Inc.	59,967	20,125
Fidelity National Information Services, Inc.	573,051	81,184
Intercontinental Exchange, Inc.	747,356	88,711
Microsoft Corp.	1,188,768	322,037
Moody's Corp.	113,198	41,019
NIKE, Inc., Class B	256,210	39,582
Philip Morris International, Inc.	2,928,894	290,283
Procter & Gamble Co. (The)	1,074,517	144,985
Roper Technologies, Inc.	157,241	73,935
Thermo Fisher Scientific, Inc.	271,841	137,136
Visa, Inc., Class A	778,268	181,975
Zoetis, Inc.	243,905	45,454
		2,391,386
Total Common Stocks (Cost $2,272,162)		3,294,254
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $39,782)	39,781,552	39,782
Total Investments (99.9%) (Cost $2,311,944) (a)		3,334,036
Other Assets in Excess of Liabilities (0.1%)		2,562
Net Assets (100.0%)		$3,336,598

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,033,453,000 and the aggregate gross unrealized depreciation is approximately $11,361,000, resulting in net unrealized appreciation of approximately $1,022,092,000.

BSRM    Berlin Second Regulated Market.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE    London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.0%
Health Care Equipment & Supplies	16.4
Information Technology Services	16.4
Software	14.3
Household Products	11.6
Tobacco	11.0
Beverages	7.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,272,162)	$3,294,254
Investment in Security of Affiliated Issuer, at Value (Cost $39,782)	39,782
Total Investments in Securities, at Value (Cost $2,311,944)	3,334,036
Receivable for Investments Sold	7,161
Dividends Receivable	5,661
Receivable for Fund Shares Sold	2,880
Tax Reclaim Receivable	920
Receivable from Affiliate	—	@
Other Assets	187
Total Assets	3,350,845
Liabilities:
Payable for Investments Purchased	6,375
Payable for Advisory Fees	5,849
Payable for Fund Shares Redeemed	1,293
Payable for Sub Transfer Agency Fees — Class I	192
Payable for Sub Transfer Agency Fees — Class A	20
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	12
Payable for Administration Fees	217
Payable for Shareholder Services Fees — Class A	70
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	110
Payable for Custodian Fees	33
Payable for Professional Fees	22
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	40
Total Liabilities	14,247
Net Assets	$3,336,598
Net Assets Consist of:
Paid-in-Capital	$2,287,895
Total Distributable Earnings	1,048,703
Net Assets	$3,336,598

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$2,450,984
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	71,530,952
Net Asset Value, Offering and Redemption Price Per Share	$34.26
CLASS A:
Net Assets	$345,952
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,362,996
Net Asset Value, Redemption Price Per Share	$33.38
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.85
Maximum Offering Price Per Share	$35.23
CLASS L:
Net Assets	$8,673
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	260,685
Net Asset Value, Offering and Redemption Price Per Share	$33.27
CLASS C:
Net Assets	$137,190
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,216,730
Net Asset Value, Offering and Redemption Price Per Share	$32.53
CLASS IS:
Net Assets	$393,799
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,484,187
Net Asset Value, Offering and Redemption Price Per Share	$34.29

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $682 of Foreign Taxes Withheld)	$29,294
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	29,297
Expenses:
Advisory Fees (Note B)	11,341
Administration Fees (Note C)	1,254
Sub Transfer Agency Fees — Class I	959
Sub Transfer Agency Fees — Class A	117
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	45
Shareholder Services Fees — Class A (Note D)	399
Distribution and Shareholder Services Fees — Class L (Note D)	31
Distribution and Shareholder Services Fees — Class C (Note D)	639
Registration Fees	93
Professional Fees	66
Custodian Fees (Note F)	43
Shareholder Reporting Fees	24
Transfer Agency Fees — Class I (Note E)	15
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class IS (Note E)	2
Directors' Fees and Expenses	18
Pricing Fees	1
Other Expenses	30
Total Expenses	15,086
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Net Expenses	15,069
Net Investment Income	14,228
Realized Gain:
Investments Sold	32,397
Foreign Currency Translation	112
Net Realized Gain	32,509
Change in Unrealized Appreciation (Depreciation):
Investments	249,093
Foreign Currency Translation	(48)
Net Change in Unrealized Appreciation (Depreciation)	249,045
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	281,554
Net Increase in Net Assets Resulting from Operations	$295,782

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,228	$24,600
Net Realized Gain	32,509	65,054
Net Change in Unrealized Appreciation (Depreciation)	249,045	262,233
Net Increase in Net Assets Resulting from Operations	295,782	351,887
Dividends and Distributions to Shareholders:
Class I	—	(77,432)
Class A	—	(10,258)
Class L	—	(235)
Class C	—	(3,376)
Class IS	—	(10,185)
Total Dividends and Distributions to Shareholders	—	(101,486)
Capital Share Transactions:(1)
Class I:
Subscribed	325,027	925,113
Distributions Reinvested	—	74,251
Redeemed	(393,201)	(495,524)
Class A:
Subscribed	45,805	94,968
Distributions Reinvested	—	9,770
Redeemed	(47,318)	(103,292)
Class L:
Exchanged	16	20
Distributions Reinvested	—	234
Redeemed	(498)	(881)
Class C:
Subscribed	15,381	40,555
Distributions Reinvested	—	3,270
Redeemed	(15,672)	(26,830)
Class IS:
Subscribed	35,286	323,345
Distributions Reinvested	—	9,909
Redeemed	(46,567)	(113,147)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(81,741)	741,761
Total Increase in Net Assets	214,041	992,162
Net Assets:
Beginning of Period	3,122,557	2,130,395
End of Period	$3,336,598	$3,122,557
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,179	33,099
Shares Issued on Distributions Reinvested	—	2,414
Shares Redeemed	(12,372)	(17,628)
Net Increase (Decrease) in Class I Shares Outstanding	(2,193)	17,885
Class A:
Shares Subscribed	1,455	3,390
Shares Issued on Distributions Reinvested	—	326
Shares Redeemed	(1,529)	(3,779)
Net Decrease in Class A Shares Outstanding	(74)	(63)
Class L:
Shares Exchanged	1	1
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(16)	(34)
Net Decrease in Class L Shares Outstanding	(15)	(25)
Class C:
Shares Subscribed	502	1,471
Shares Issued on Distributions Reinvested	—	111
Shares Redeemed	(514)	(985)
Net Increase (Decrease) in Class C Shares Outstanding	(12)	597
Class IS:
Shares Subscribed	1,083	10,853
Shares Issued on Distributions Reinvested	—	322
Shares Redeemed	(1,456)	(4,129)
Net Increase (Decrease) in Class IS Shares Outstanding	(373)	7,046

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$31.20		$28.53		$23.03		$24.72		$20.56		$20.33
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.30		0.30		0.29		0.27		0.30
Net Realized and Unrealized Gain (Loss)	2.91		3.45		6.51		(0.63)		5.05		0.84
Total from Investment Operations	3.06		3.75		6.81		(0.34)		5.32		1.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.27)		(0.27)		(0.24)		(0.28)
Net Realized Gain	—		(0.80)		(1.04)		(1.08)		(0.92)		(0.63)
Total Distributions	—		(1.08)		(1.31)		(1.35)		(1.16)		(0.91)
Net Asset Value, End of Period	$34.26		$31.20		$28.53		$23.03		$24.72		$20.56
Total Return(3)	9.81	%(6)	13.22%		29.60%		(1.50)%		25.85%		5.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,450,984		$2,300,448		$1,593,092		$918,409		$753,107		$601,340
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		0.98%
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.92	%(4)	0.93	%(4)	0.94	%(4)	0.98	%(4)	0.97	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.92	%(4)	0.93	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.96	%(4)(7)	1.04	%(4)	1.09	%(4)	1.14	%(4)	1.17	%(4)	1.40	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	9	%(6)	19%		16%		27%		28%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$30.44		$27.86		$22.53		$24.21		$20.16		$19.96
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.22		0.23		0.21		0.22		0.23
Net Realized and Unrealized Gain (Loss)	2.83		3.37		6.35		(0.61)		4.94		0.83
Total from Investment Operations	2.94		3.59		6.58		(0.40)		5.16		1.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.21)		(0.20)		(0.19)		(0.23)
Net Realized Gain	—		(0.80)		(1.04)		(1.08)		(0.92)		(0.63)
Total Distributions	—		(1.01)		(1.25)		(1.28)		(1.11)		(0.86)
Net Asset Value, End of Period	$33.38		$30.44		$27.86		$22.53		$24.21		$20.16
Total Return(3)	9.66	%(6)	12.95%		29.24%		(1.77)%		25.58%		5.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$345,952		$317,673		$292,491		$150,936		$146,722		$104,306
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		1.23%
Ratio of Expenses After Expense Limitation	1.14	%(4)(7)	1.16	%(4)	1.19	%(4)	1.23	%(4)	1.21	%(4)	1.22	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.16	%(4)	1.19	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.72	%(4)(7)	0.77	%(4)	0.83	%(4)	0.84	%(4)	0.94	%(4)	1.13	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	9	%(6)	19%		16%		27%		28%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$30.41		$27.84		$22.51		$24.18		$20.13		$19.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.07		0.09		0.09		0.10		0.13
Net Realized and Unrealized Gain (Loss)	2.83		3.36		6.35		(0.62)		4.93		0.82
Total from Investment Operations	2.86		3.43		6.44		(0.53)		5.03		0.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.07)		(0.06)		(0.06)		(0.10)
Net Realized Gain	—		(0.80)		(1.04)		(1.08)		(0.92)		(0.63)
Total Distributions	—		(0.86)		(1.11)		(1.14)		(0.98)		(0.73)
Net Asset Value, End of Period	$33.27		$30.41		$27.84		$22.51		$24.18		$20.13
Total Return(3)	9.40	%(6)	12.38%		28.62%		(2.29)%		24.98%		4.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,673		$8,390		$8,388		$7,312		$7,993		$7,449
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		1.72%
Ratio of Expenses After Expense Limitation	1.65	%(4)(7)	1.66	%(4)	1.69	%(4)	1.73	%(4)	1.70	%(4)	1.71	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.66	%(4)	1.69	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.21	%(4)(7)	0.26	%(4)	0.31	%(4)	0.36	%(4)	0.44	%(4)	0.65	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	9	%(6)	19%		16%		27%		28%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$29.77		$27.30		$22.13		$23.82		$19.88		$19.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	0.01		0.02		0.03		0.04		0.06
Net Realized and Unrealized Gain (Loss)	2.76		3.27		6.23		(0.60)		4.86		0.84
Total from Investment Operations	2.76		3.28		6.25		(0.57)		4.90		0.90
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.04)		(0.04)		(0.04)		(0.14)
Net Realized Gain	—		(0.80)		(1.04)		(1.08)		(0.92)		(0.63)
Total Distributions	—		(0.81)		(1.08)		(1.12)		(0.96)		(0.77)
Net Asset Value, End of Period	$32.53		$29.77		$27.30		$22.13		$23.82		$19.88
Total Return(4)	9.27	%(7)	12.09%		28.27%		(2.51)%		24.63%		4.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,190		$125,919		$99,141		$55,271		$47,726		$29,650
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		2.00%
Ratio of Expenses After Expense Limitation	1.90	%(5)(8)	1.91	%(5)	1.95	%(5)	1.96	%(5)	1.98	%(5)	1.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.91	%(5)	1.95	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.03	)%(5)(8)	0.03	%(5)	0.07	%(5)	0.12	%(5)	0.16	%(5)	0.29	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	9	%(7)	19%		16%		27%		28%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$31.21		$28.53		$23.03		$24.72		$20.55		$20.33
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.33		0.32		0.32		0.29		0.21
Net Realized and Unrealized Gain (Loss)	2.91		3.45		6.51		(0.65)		5.05		0.93
Total from Investment Operations	3.08		3.78		6.83		(0.33)		5.34		1.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.29)		(0.28)		(0.25)		(0.29)
Net Realized Gain	—		(0.80)		(1.04)		(1.08)		(0.92)		(0.63)
Total Distributions	—		(1.10)		(1.33)		(1.36)		(1.17)		(0.92)
Net Asset Value, End of Period	$34.29		$31.21		$28.53		$23.03		$24.72		$20.55
Total Return(3)	9.87	%(6)	13.33%		29.67%		(1.45)%		26.00%		5.70%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$393,799		$370,127		$137,283		$204,031		$90,488		$19,334
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		0.94%
Ratio of Expenses After Expense Limitation	0.82	%(4)(7)	0.83	%(4)	0.86	%(4)	0.88	%(4)	0.91	%(4)	0.92	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.83	%(4)	0.86	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	1.06	%(4)(7)	1.14	%(4)	1.21	%(4)	1.30	%(4)	1.23	%(4)	0.99	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	9	%(6)	19%		16%		27%		28%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$244,789	$—	$—	$244,789
Capital Markets	149,855	—	—	149,855
Health Care Equipment & Supplies	547,798	—	—	547,798
Household Products	387,534	—	—	387,534
Industrial Conglomerates	73,935	—	—	73,935
Information Technology Services	545,252	—	—	545,252
Life Sciences Tools & Services	137,136	—	—	137,136
Personal Products	106,583	—	—	106,583
Pharmaceuticals	45,454	—	—	45,454
Professional Services	114,977	—	—	114,977
Software	477,002	—	—	477,002
Textiles, Apparel & Luxury Goods	97,949	—	—	97,949
Tobacco	365,990	—	—	365,990
Total Common Stocks	3,294,254	—	—	3,294,254
Short-Term Investment
Investment Company	39,782	—	—	39,782
Total Assets	$3,334,036	$—	$—	$3,334,036

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $280,277,000 and $320,406,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the

Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $17,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$65,563	$318,652	$344,433	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$39,782

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$25,074	$76,412	$22,253	$69,675

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$86	$3,573

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State

Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.4%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the (i) Fund's performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
3692257 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2021

FSVPRO-00

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,097.40	$1,019.98	$5.04	$4.86	0.97%
Global Infrastructure Portfolio Class A	1,000.00	1,096.30	1,018.79	6.29	6.06	1.21
Global Infrastructure Portfolio Class L	1,000.00	1,093.10	1,015.97	9.24	8.90	1.78
Global Infrastructure Portfolio Class C	1,000.00	1,091.70	1,014.53	10.74	10.34	2.07
Global Infrastructure Portfolio Class IS	1,000.00	1,097.80	1,020.13	4.89	4.71	0.94
Global Infrastructure Portfolio Class IR	1,000.00	1,097.40	1,020.13	4.89	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Australia (4.3%)
Atlas Arteria Ltd. (Units) (a)	657,737	$3,142
Sydney Airport (Units) (a)(b)	497,924	2,162
Transurban Group (Units) (a)	745,367	7,955
		13,259
Canada (11.4%)
Canadian National Railway Co.	16,873	1,780
Enbridge, Inc.	270,675	10,837
Gibson Energy, Inc. (c)	517,528	9,916
Pembina Pipeline Corp. (c)	150,946	4,797
TC Energy Corp.	162,566	8,044
		35,374
China (8.6%)
China Everbright Environment Group Ltd. (d)	1,650,000	935
China Gas Holdings Ltd. (d)	3,635,200	11,096
China Merchants Port Holdings Co., Ltd. (d)	1,349,921	1,972
GDS Holdings Ltd. ADR (b)	70,427	5,528
Jiangsu Expressway Co., Ltd. H Shares (d)	2,282,000	2,583
Zhejiang Expressway Co., Ltd., Class H (d)	5,056,000	4,500
		26,614
Denmark (1.2%)
Orsted A/S	26,479	3,715
France (5.5%)
Getlink SE	180,884	2,820
Vinci SA	134,471	14,349
		17,169
Germany (1.1%)
Vantage Towers AG (b)	101,810	3,279
Hong Kong (1.1%)
Power Assets Holdings Ltd.	535,500	3,286
India (0.3%)
Azure Power Global Ltd. (b)	33,183	893
Italy (3.1%)
Atlantia SpA (b)	152,280	2,757
Infrastrutture Wireless Italiane SpA	355,883	4,014
Terna SpA	371,365	2,767
		9,538
Japan (2.0%)
Central Japan Railway Co.	14,400	2,184
East Japan Railway Co.	56,700	4,046
		6,230
Mexico (3.4%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	357,543	3,828
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	236,257	4,350
Promotora y Operadora de Infraestructura SAB de CV	305,108	2,436
		10,614
	Shares	Value (000)
New Zealand (0.6%)
Auckland International Airport Ltd. (b)	346,432	$1,760
Portugal (0.5%)
EDP Renovaveis SA	61,977	1,436
Spain (4.6%)
Aena SME SA (b)	14,824	2,431
Cellnex Telecom SA	94,460	6,017
Ferrovial SA	126,230	3,705
Iberdrola SA	168,459	2,053
		14,206
Switzerland (0.9%)
Flughafen Zurich AG (Registered) (b)	17,257	2,854
United Kingdom (5.7%)
National Grid PLC	964,003	12,279
Pennon Group PLC	185,523	2,914
Severn Trent PLC	71,134	2,461
		17,654
United States (43.3%)
Ameren Corp.	48,684	3,897
American Electric Power Co., Inc.	63,091	5,337
American Tower Corp. REIT	96,199	25,987
American Water Works Co., Inc.	39,535	6,094
Atmos Energy Corp.	40,998	3,940
Avangrid, Inc. (c)	61,436	3,160
Cheniere Energy, Inc. (b)	91,085	7,901
Crown Castle International Corp. REIT	123,685	24,131
Edison International	93,506	5,406
Eversource Energy	69,402	5,569
NextEra Energy, Inc.	10,702	784
ONEOK, Inc.	156,467	8,706
Republic Services, Inc.	35,904	3,950
SBA Communications Corp. REIT	21,021	6,699
Sempra Energy	66,176	8,767
Targa Resources Corp.	136,937	6,087
Union Pacific Corp.	8,646	1,901
Williams Cos., Inc. (The)	225,281	5,981
		134,297
Total Common Stocks (Cost $225,808)		302,178
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	1,318,157	1,318

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $62; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $63)	$62	$62
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $174; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $177)	174	174
		236
Total Securities held as Collateral on Loaned Securities (Cost $1,554)		1,554
	Shares
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $10,351)	10,350,797	10,351
Total Short-Term Investments (Cost $11,905)		11,905
Total Investments (101.4%) (Cost $237,713) Including $7,678 of Securities Loaned (e)		314,083
Liabilities in Excess of Other Assets (–1.4%)		(4,232)
Net Assets (100.0%)		$309,851

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  Security trades on the Hong Kong exchange.

(e)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $79,711,000 and the aggregate gross unrealized depreciation is approximately $3,341,000, resulting in net unrealized appreciation of approximately $76,370,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	27.5%
Communications	24.2
Other**	15.5
Electricity Transmission & Distribution	13.0
Toll Roads	8.4
Diversified	5.8
Airports	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $226,044)	$302,414
Investment in Security of Affiliated Issuer, at Value (Cost $11,669)	11,669
Total Investments in Securities, at Value (Cost $237,713)	314,083
Foreign Currency, at Value (Cost $936)	931
Cash from Securities Lending	45
Dividends Receivable	1,190
Receivable for Investments Sold	547
Receivable for Fund Shares Sold	262
Tax Reclaim Receivable	55
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	100
Total Assets	317,214
Liabilities:
Payable for Investments Purchased	4,847
Collateral on Securities Loaned, at Value	1,599
Payable for Advisory Fees	511
Payable for Fund Shares Redeemed	160
Payable for Shareholder Services Fees — Class A	48
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Directors' Fees and Expenses	39
Payable for Sub Transfer Agency Fees — Class I	15
Payable for Sub Transfer Agency Fees — Class A	22
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	31
Payable for Administration Fees	21
Payable for Custodian Fees	19
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	9
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	36
Total Liabilities	7,363
Net Assets	$309,851
Net Assets Consist of:
Paid-in-Capital	$224,682
Total Distributable Earnings	85,169
Net Assets	$309,851

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$71,632
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,507,843
Net Asset Value, Offering and Redemption Price Per Share	$15.89
CLASS A:
Net Assets	$231,089
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,597,235
Net Asset Value, Redemption Price Per Share	$15.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.71
CLASS L:
Net Assets	$3,323
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	211,071
Net Asset Value, Offering and Redemption Price Per Share	$15.74
CLASS C:
Net Assets	$3,783
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	244,420
Net Asset Value, Offering and Redemption Price Per Share	$15.48
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	786
Net Asset Value, Offering and Redemption Price Per Share	$15.82
CLASS IR:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	766
Net Asset Value, Offering and Redemption Price Per Share	$15.88
(1) Including: Securities on Loan, at Value:	$7,678

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $300 of Foreign Taxes Withheld)	$4,528
Income from Securities Loaned — Net	12
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	4,540
Expenses:
Advisory Fees (Note B)	1,226
Shareholder Services Fees — Class A (Note D)	274
Distribution and Shareholder Services Fees — Class L (Note D)	12
Distribution and Shareholder Services Fees — Class C (Note D)	16
Sub Transfer Agency Fees — Class I	44
Sub Transfer Agency Fees — Class A	72
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	115
Professional Fees	58
Custodian Fees (Note F)	31
Registration Fees	31
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	19
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	15
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	7
Total Expenses	1,934
Waiver of Advisory Fees (Note B)	(134)
Reimbursement of Class Specific Expenses — Class I (Note B)	(36)
Reimbursement of Class Specific Expenses — Class A (Note B)	(69)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	1,690
Net Investment Income	2,850
Realized Gain (Loss):
Investments Sold	7,440
Foreign Currency Translation	(12)
Net Realized Gain	7,428
Change in Unrealized Appreciation (Depreciation):
Investments	16,265
Foreign Currency Translation	(22)
Net Change in Unrealized Appreciation (Depreciation)	16,243
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	23,671
Net Increase in Net Assets Resulting from Operations	$26,521

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,850	$2,213
Net Realized Gain	7,428	11,309
Net Change in Unrealized Appreciation (Depreciation)	16,243	(20,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,521	(6,729)
Dividends and Distributions to Shareholders:
Class I	—	(3,110)
Class A	—	(9,011)
Class L	—	(116)
Class C	—	(101)
Class IS	—	(1)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(12,339)
Capital Share Transactions:(1)
Class I:
Subscribed	18,788	13,904
Distributions Reinvested	—	3,105
Redeemed	(20,888)	(33,838)
Class A:
Subscribed	9,258	4,503
Distributions Reinvested	—	8,847
Redeemed	(11,757)	(26,201)
Class L:
Exchanged	70	39
Distributions Reinvested	—	113
Redeemed	(200)	(491)
Class C:
Subscribed	892	417
Distributions Reinvested	—	100
Redeemed	(188)	(438)
Class IS:
Distributions Reinvested	—	1
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,025)	(29,939)
Total Increase (Decrease) in Net Assets	22,496	(49,007)
Net Assets:
Beginning of Period	287,355	336,362
End of Period	$309,851	$287,355

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,219	963
Shares Issued on Distributions Reinvested	—	215
Shares Redeemed	(1,427)	(2,279)
Net Decrease in Class I Shares Outstanding	(208)	(1,101)
Class A:
Shares Subscribed	620	317
Shares Issued on Distributions Reinvested	—	614
Shares Redeemed	(784)	(1,850)
Net Decrease in Class A Shares Outstanding	(164)	(919)
Class L:
Shares Exchanged	4	2
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(13)	(34)
Net Decrease in Class L Shares Outstanding	(9)	(24)
Class C:
Shares Subscribed	61	30
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(13)	(33)
Net Increase in Class C Shares Outstanding	48	4
Class IS:
Shares Issued on Distributions Reinvested	—	— @@
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$14.47		$15.37		$12.39		$14.64		$14.02		$12.59
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.13		0.35		0.31		0.44		0.40
Net Realized and Unrealized Gain (Loss)	1.26		(0.36)		3.11		(1.45)		1.33		1.55
Total from Investment Operations	1.42		(0.23)		3.46		(1.14)		1.77		1.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.36)		(0.37)		(0.42)		(0.37)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)		(0.73)		(0.15)
Total Distributions	—		(0.67)		(0.48)		(1.11)		(1.15)		(0.52)
Net Asset Value, End of Period	$15.89		$14.47		$15.37		$12.39		$14.64		$14.02
Total Return(3)	9.74	%(7)	(1.45)%		27.94%		(8.02)%		12.70%		15.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,632		$68,255		$89,371		$65,311		$95,219		$58,794
Ratio of Expenses Before Expense Limitation	1.18	%(8)	1.18%		1.16%		1.16%		1.08%		1.04%
Ratio of Expenses After Expense Limitation	0.97	%(4)(8)	0.97	%(4)	0.97	%(4)	0.97	%(4)	0.91	%(4)(5)	0.85	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.97	%(4)	0.97	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	2.17	%(4)(8)	0.94	%(4)	2.40	%(4)	2.21	%(4)	2.93	%(4)	2.85	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	62%		30%		43%		45%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.87% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$14.44		$15.33		$12.36		$14.60		$13.99		$12.56
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.11		0.31		0.28		0.39		0.36
Net Realized and Unrealized Gain (Loss)	1.24		(0.37)		3.10		(1.45)		1.33		1.55
Total from Investment Operations	1.39		(0.26)		3.41		(1.17)		1.72		1.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.32)		(0.33)		(0.38)		(0.33)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)		(0.73)		(0.15)
Total Distributions	—		(0.63)		(0.44)		(1.07)		(1.11)		(0.48)
Net Asset Value, End of Period	$15.83		$14.44		$15.33		$12.36		$14.60		$13.99
Total Return(3)	9.63	%(7)	(1.69)%		27.62%		(8.22)%		12.37%		15.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$231,089		$213,128		$240,350		$212,919		$278,780		$275,481
Ratio of Expenses Before Expense Limitation	1.37	%(8)	1.38%		1.37%		1.37%		1.38%		1.37%
Ratio of Expenses After Expense Limitation	1.21	%(4)(8)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.15	%(4)(5)	1.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.21	%(4)	1.21	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	1.95	%(4)(8)	0.74	%(4)	2.16	%(4)	2.00	%(4)	2.63	%(4)	2.60	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	62%		30%		43%		45%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.21% for Class A shares. Prior to July 1, 2017, the maximum ratio was 1.11% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$14.40		$15.29		$12.33		$14.55		$13.94		$12.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.02		0.23		0.20		0.31		0.28
Net Realized and Unrealized Gain (Loss)	1.24		(0.36)		3.08		(1.44)		1.33		1.54
Total from Investment Operations	1.34		(0.34)		3.31		(1.24)		1.64		1.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.23)		(0.24)		(0.30)		(0.25)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)		(0.73)		(0.15)
Total Distributions	—		(0.55)		(0.35)		(0.98)		(1.03)		(0.40)
Net Asset Value, End of Period	$15.74		$14.40		$15.29		$12.33		$14.55		$13.94
Total Return(3)	9.31	%(7)	(2.27)%		26.87%		(8.73)%		11.80%		14.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,323		$3,163		$3,718		$3,805		$5,634		$5,534
Ratio of Expenses Before Expense Limitation	1.91	%(8)	1.94%		1.93%		1.87%		1.95%		1.95%
Ratio of Expenses After Expense Limitation	1.78	%(4)(8)	1.78	%(4)	1.78	%(4)	1.78	%(4)	1.72	%(4)(5)	1.67	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.78	%(4)	1.78	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	1.35	%(4)(8)	0.17	%(4)	1.58	%(4)	1.41	%(4)	2.06	%(4)	2.03	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	62%		30%		43%		45%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.78% for Class L shares. Prior to July 1, 2017, the maximum ratio was 1.68% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$14.18		$15.08		$12.17		$14.36		$13.81		$12.47
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.09		(0.02)		0.18		0.16		0.29		0.26
Net Realized and Unrealized Gain (Loss)	1.21		(0.36)		3.05		(1.42)		1.28		1.52
Total from Investment Operations	1.30		(0.38)		3.23		(1.26)		1.57		1.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.20)		(0.19)		(0.29)		(0.29)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)		(0.73)		(0.15)
Total Distributions	—		(0.52)		(0.32)		(0.93)		(1.02)		(0.44)
Net Asset Value, End of Period	$15.48		$14.18		$15.08		$12.17		$14.36		$13.81
Total Return(3)	9.17	%(7)	(2.53)%		26.55%		(9.02)%		11.42%		14.35%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,783		$2,787		$2,901		$2,580		$3,601		$784
Ratio of Expenses Before Expense Limitation	2.16	%(8)	2.22%		2.20%		2.20%		2.23%		2.69%
Ratio of Expenses After Expense Limitation	2.07	%(4)(8)	2.07	%(4)	2.07	%(4)	2.07	%(4)	2.02	%(4)(5)	1.96	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.07	%(4)	2.07	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	1.17	%(4)(8)	(0.12	)%(4)	1.30	%(4)	1.14	%(4)	1.96	%(4)	1.90	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	62%		30%		43%		45%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.07% for Class C shares. Prior to July 1, 2017, the maximum ratio was 1.97% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$14.40		$15.29		$12.38		$14.63		$14.02		$12.58
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.15		0.38		0.32		0.45		0.43
Net Realized and Unrealized Gain (Loss)	1.34		(0.37)		3.01		(1.46)		1.32		1.53
Total from Investment Operations	1.42		(0.22)		3.39		(1.14)		1.77		1.96
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.36)		(0.37)		(0.43)		(0.37)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)		(0.73)		(0.15)
Total Distributions	—		(0.67)		(0.48)		(1.11)		(1.16)		(0.52)
Net Asset Value, End of Period	$15.82		$14.40		$15.29		$12.38		$14.63		$14.02
Total Return(3)	9.78	%(7)	(1.37)%		27.31%		(7.92)%		12.65%		15.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11		$11		$24,462		$9,516		$5,921
Ratio of Expenses Before Expense Limitation	18.22	%(8)	20.65%		1.05%		1.05%		1.06%		1.08%
Ratio of Expenses After Expense Limitation	0.94	%(4)(8)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.89	%(4)(5)	0.83	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.94	%(4)	0.94	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	2.21	%(4)(8)	1.03	%(4)	2.71	%(4)	2.26	%(4)	2.95	%(4)	3.02	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	62%		30%		43%		45%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2017, the maximum ratio was 0.84% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$14.47		$15.36		$12.38		$14.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.15		0.35		0.20
Net Realized and Unrealized Gain (Loss)	1.24		(0.37)		3.11		(0.81)
Total from Investment Operations	1.41		(0.22)		3.46		(0.61)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.36)		(0.37)
Net Realized Gain	—		(0.27)		(0.12)		(0.74)
Total Distributions	—		(0.67)		(0.48)		(1.11)
Net Asset Value, End of Period	$15.88		$14.47		$15.36		$12.38
Total Return(3)	9.74	%(6)	(1.43)%		27.99%		(4.54	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$12		$11		$11		$9
Ratio of Expenses Before Expense Limitation	15.99	%(7)	19.68%		19.62%		18.47	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(4)(7)	0.94	%(4)	0.94	%(4)	0.94	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.94	%(4)	0.94	%(4)	N/A
Ratio of Net Investment Income	2.21	%(4)(7)	1.03	%(4)	2.65	%(4)	2.67	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	62%		30%		43%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$17,385	$—	$—	$17,385
Communications	75,655	—	—	75,655
Diversified	18,054	—	—	18,054
Electricity Transmission & Distribution	40,641	—	—	40,641
Oil & Gas Storage & Transportation	86,072	—	—	86,072
Ports	1,972	—	—	1,972
Railroads	9,911	—	—	9,911
Renewables	6,044	—	—	6,044
Toll Roads	26,193	—	—	26,193
Utilities	7,847	—	—	7,847
Water	12,404	—	—	12,404
Total Common Stocks	302,178	—	—	302,178

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$11,669	$—	$—	$11,669
Repurchase Agreements	—	236	—	236
Total Short-Term Investments	11,669	236	—	11,905
Total Assets	$313,847	$236	$—	$314,083

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.   Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,678	(a)	$—	$(7,678	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $1,599,000, of which approximately $1,554,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $45,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,421,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,599	$—	$—	$—	$1,599
Total Borrowings	$1,599	$—	$—	$—	$1,599
Gross amount of recognized liabilities for securities lending transactions					$1,599

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $134,000 of advisory fees were waived and approximately $108,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $85,752,000 and $86,912,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,349	$55,381	$47,061	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$11,669

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,160	$5,179	$7,000	$2,503

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$271	$6,848

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.9%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

U.S. Customer Privacy Notice (unaudited) (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

U.S. Customer Privacy Notice (unaudited) (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
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Other important information

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29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
3692768 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

(formerly Global Advantage Portfolio)

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Insight Portfolio (the "Fund") (formerly Global Advantage Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Global Insight Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Insight Portfolio Class I	$1,000.00	$1,025.40	$1,019.84	$5.02	*	$5.01	*	1.00%
Global Insight Portfolio Class A	1,000.00	1,024.30	1,018.40	6.47	*	6.46	*	1.29
Global Insight Portfolio Class L	1,000.00	1,021.10	1,015.47	9.42	*	9.39	*	1.88
Global Insight Portfolio Class C	1,000.00	1,020.50	1,014.73	10.17	*	10.14	*	2.03
Global Insight Portfolio Class IS^	1,000.00	1,038.90	1,001.78	0.42	**	0.42	**	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 16/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IS Shares on June 14, 2021.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Australia (2.6%)
Afterpay Ltd. (a)	51,037	$4,523
Redbubble Ltd. (a)	1,157,048	3,133
Xero Ltd. (a)	41,045	4,220
		11,876
Canada (6.3%)
Shopify, Inc., Class A (a)	19,361	28,286
Germany (0.0%) (b)
Zalando SE (a)	933	113
Japan (1.3%)
BASE, Inc. (a)	235,400	3,579
Demae-Can Co., Ltd. (a)	170,500	2,376
		5,955
Netherlands (4.7%)
Adyen N.V. (a)	8,573	20,946
Singapore (6.1%)
Sea Ltd. ADR (a)	100,537	27,607
Sweden (4.8%)
Evolution AB	91,171	14,407
Kinnevik AB, Class B (a)	177,880	7,121
		21,528
United Kingdom (1.5%)
Deliveroo PLC (a)	1,641,377	6,548
United States (66.2%)
Agilon health, Inc. (a)	151,538	6,148
Altimeter Growth Corp., Class A SPAC (a)(c)	1,259,389	14,735
Cloudflare, Inc., Class A (a)	128,915	13,644
Coupa Software, Inc. (a)	19,552	5,125
Coupang, Inc. (a)	537,715	22,487
Farfetch Ltd., Class A (a)	337,814	17,012
Intuitive Surgical, Inc. (a)	4,723	4,343
MercadoLibre, Inc. (a)	13,393	20,864
Moderna, Inc. (a)	23,032	5,412
Okta, Inc. (a)	29,219	7,149
Pinterest, Inc., Class A (a)	94,230	7,439
ROBLOX Corp., Class A (a)	75,389	6,784
Royal Gold, Inc.	9,993	1,140
Royalty Pharma PLC, Class A	456,588	18,716
Snap, Inc., Class A (a)	242,088	16,496
Snowflake, Inc., Class A (a)	47,302	11,438
Spotify Technology SA (a)	61,754	17,019
Square, Inc., Class A (a)	68,199	16,627
Trade Desk, Inc. (The), Class A (a)	71,770	5,552
Twilio, Inc., Class A (a)	31,497	12,415
Twitter, Inc. (a)	251,318	17,293
Unity Software, Inc. (a)	41,605	4,569
Veeva Systems, Inc., Class A (a)	49,862	15,505
Wayfair, Inc., Class A (a)	20,175	6,369
Zillow Group, Inc., Class C (a)	52,752	6,447
Zoom Video Communications, Inc., Class A (a)	40,863	15,815
		296,543
Total Common Stocks (Cost $334,910)		419,402
	Shares	Value (000)
Preferred Stock (0.0%) (b)
United States (0.0%) (b)
Lookout, Inc. Series F (a)(d)(h) (acquisition cost — $73; acquired 6/17/14) (Cost $73)	6,374	29
Investment Company (0.3%)
United States (0.3%)
Grayscale Bitcoin Trust (a) (Cost $2,718)	54,029	1,611
Short-Term Investments (9.8%)
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	12,458,000	12,458
	Face Amount (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $587; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $598)	$587	587
Merrill Lynch & Co., Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $1,642; fully collateralized by U.S. Government obligations; 0.00% — 3.63% due 12/30/21 — 8/15/43; valued at $1,675)	1,642	1,642
		2,229
Total Securities held as Collateral on Loaned Securities (Cost $14,687)		14,687
	Shares
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $29,036)	29,035,672	29,036
Total Short-Term Investments (Cost $43,723)		43,723
Total Investments Excluding Purchased Options (103.6%) (Cost $381,424)		464,765
Total Purchased Options Outstanding (0.0%) (b) (Cost $1,751)		108
Total Investments (103.6%) (Cost $383,175) Including $14,735 of Securities Loaned (e)(j)		464,873
Liabilities in Excess of Other Assets (–3.6%)		(16,318)
Net Assets (100.0%)		$448,555

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Insight Portfolio

The Fund had the following Derivative Contracts — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Ajax I	Cazoo Holdings Limited. (a)(d)(f)(h)(i)	$7,698,960	12/31/21	$(951)	(0.21)%
Altimeter Growth Corp.	Grab Holdings Inc. (a)(d)(g)(h)(i)	3,588,450	12/31/21	190	0.04
				$(761)	(0.17)%

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  At June 30, 2021, the Fund held a fair valued security and derivative contracts valued at approximately $(732,000), representing (0.2)% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $104,965,000 and the aggregate gross unrealized depreciation is approximately $24,028,000, resulting in net unrealized appreciation of approximately $80,937,000.

(f)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 769,896 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between Cazoo Holdings Limited., and Ajax I, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Ajax I and Cazoo Holdings Limited., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Ajax I and Cazoo Holdings Limited. The investment is restricted from resale until the settlement date.

(g)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 358,845 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(h)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contracts (excluding 144A holdings) at June 30, 2021 amounts to approximately $(732,000) and represents (0.2)% of net assets.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	47,104,572	47,105	$—	@	$285	$(285)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	83,130,387	83,130	34		444	(410)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	64,087,776	64,088	6		348	(342)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	85,529,485	85,529	68		425	(357)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul-21	53,186,867	53,187	—	@	249	(249)
							$108		$1,751	$(1,643)

@  Amount is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	23.2%
Other**	19.7
Internet & Direct Marketing Retail	17.5
Entertainment	11.4
Software	10.8
Interactive Media & Services	10.5
Short-Term Investments	6.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contracts with net unrealized depreciation of approximately $761,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $341,681)	$423,379
Investment in Security of Affiliated Issuer, at Value (Cost $41,494)	41,494
Total Investments in Securities, at Value (Cost $383,175)	464,873
Foreign Currency, at Value (Cost $6)	6
Cash from Securities Lending	426
Receivable for Fund Shares Sold	747
Receivable from Securities Lending Income	124
Tax Reclaim Receivable	47
Dividends Receivable	1
Receivable from Affiliate	—	@
Unrealized Appreciation on Derivative Contract — PIPE	190
Other Assets	131
Total Assets	466,545
Liabilities:
Collateral on Securities Loaned, at Value	15,113
Payable for Advisory Fees	791
Due to Broker	659
Payable for Fund Shares Redeemed	331
Payable for Shareholder Services Fees — Class A	22
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	19
Payable for Professional Fees	37
Payable for Administration Fees	28
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	7
Payable for Organization Costs for Subsidiary	1
Unrealized Depreciation on Derivative Contract — PIPE	951
Other Liabilities	9
Total Liabilities	17,990
Net Assets	$448,555
Net Assets Consist of:
Paid-in-Capital	$267,639
Total Distributable Earnings	180,916
Net Assets	$448,555

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$310,396
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,946,672
Net Asset Value, Offering and Redemption Price Per Share	$34.69
CLASS A:
Net Assets	$113,414
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,357,709
Net Asset Value, Redemption Price Per Share	$33.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.87
Maximum Offering Price Per Share	$35.65
CLASS L:
Net Assets	$934
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,185
Net Asset Value, Offering and Redemption Price Per Share	$32.00
CLASS C:
Net Assets	$23,801
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	759,042
Net Asset Value, Offering and Redemption Price Per Share	$31.36
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	299
Net Asset Value, Offering and Redemption Price Per Share	$34.69
(1) Including: Securities on Loan, at Value:	$14,735

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Insight Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$2,874
Income from Securities Loaned — Net	241
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	3,116
Expenses:
Advisory Fees (Note B)	1,767
Shareholder Services Fees — Class A (Note D)	139
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	110
Sub Transfer Agency Fees — Class I	124
Sub Transfer Agency Fees — Class A	50
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	7
Administration Fees (Note C)	177
Professional Fees	73
Registration Fees	46
Transfer Agency Fees — Class I (Note E)	18
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	— @
Shareholder Reporting Fees	15
Custodian Fees (Note F)	14
Directors' Fees and Expenses	4
Pricing Fees	2
Organization Costs for Subsidiary	1
Interest Expenses	2
Other Expenses	9
Total Expenses	2,566
Reimbursement of Class Specific Expenses — Class I (Note B)	(58)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Waiver of Advisory Fees (Note B)	(6)
Net Expenses	2,491
Net Investment Income	625
Realized Gain:
Investments Sold	61,746
Foreign Currency Translation	110
Net Realized Gain	61,856
Change in Unrealized Appreciation (Depreciation):
Investments	(56,850)
Foreign Currency Translation	(14)
Derivative Contracts — PIPE	(761)
Net Change in Unrealized Appreciation (Depreciation)	(57,625)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,231
Net Increase in Net Assets Resulting from Operations	$4,856

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$625	$(2,524)
Net Realized Gain	61,856	53,478
Net Change in Unrealized Appreciation (Depreciation)	(57,625)	116,089
Net Increase in Net Assets Resulting from Operations	4,856	167,043
Dividends and Distributions to Shareholders:
Class I	—	(10,229)
Class A	—	(3,353)
Class L	—	(34)
Class C	—	(752)
Total Dividends and Distributions to Shareholders	—	(14,368)
Capital Share Transactions:(1)
Class I:
Subscribed	129,545	178,652
Distributions Reinvested	—	10,225
Redeemed	(136,598)	(70,645)
Class A:
Subscribed	42,148	49,117
Distributions Reinvested	—	3,353
Redeemed	(33,342)	(28,326)
Class L:
Exchanged	20	6
Distributions Reinvested	—	34
Redeemed	(26)	(112)
Class C:
Subscribed	6,032	5,354
Distributions Reinvested	—	752
Redeemed	(3,234)	(4,669)
Class IS:
Subscribed	10 (a)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	4,555	143,741
Total Increase in Net Assets	9,411	296,416
Net Assets:
Beginning of Period	439,144	142,728
End of Period	$448,555	$439,144

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)		Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,790		6,937
Shares Issued on Distributions Reinvested	—		305
Shares Redeemed	(4,125)		(2,837)
Net Increase (Decrease) in Class I Shares Outstanding	(335)		4,405
Class A:
Shares Subscribed	1,258		1,787
Shares Issued on Distributions Reinvested	—		102
Shares Redeemed	(1,040)		(1,229)
Net Increase in Class A Shares Outstanding	218		660
Class L:
Shares Exchanged	1		— @@
Shares Issued on Distributions Reinvested	—		1
Shares Redeemed	(1)		(6)
Net Decrease in Class L Shares Outstanding	(—	@@)	(5)
Class C:
Shares Subscribed	193		212
Shares Issued on Distributions Reinvested	—		25
Shares Redeemed	(105)		(230)
Net Increase in Class C Shares Outstanding	88		7
Class IS:
Shares Subscribed	—	@@(a)	—

*  Not consolidated.

(a)  For the period June 14, 2021 to June 30, 2021.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$33.83		$17.96		$13.96		$15.43		$12.12		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.07		(0.24)		(0.02)		(0.03)		(0.03)		0.00	(4)
Net Realized and Unrealized Gain (Loss)	0.79		17.29		4.41		(0.80)		5.07		0.02
Total from Investment Operations	0.86		17.05		4.39		(0.83)		5.04		0.02
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.18)		(0.39)		(0.64)		(1.73)		(0.26)
Net Asset Value, End of Period	$34.69		$33.83		$17.96		$13.96		$15.43		$12.12
Total Return(5)	2.54	%(9)	94.98%		31.49%		(5.75)%		41.56%		0.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$310,396		$314,038		$87,595		$60,271		$7,005		$3,229
Ratio of Expenses Before Expense Limitation	1.05	%(10)	N/A		1.21%		1.82%		3.67%		3.82%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)(10)	1.09	%(6)	1.09	%(6)	1.09	%(6)	1.09	%(6)	1.09	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(6)(7)(10)	N/A		1.09	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.40	%(6)(10)	(0.94	)%(6)	(0.11	)%(6)	(0.19	)%(6)	(0.19	)%(6)	0.04	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	75	%(9)	85%		95%		130%		103%		90%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$32.98		$17.57		$13.71		$15.21		$12.01		$12.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.02		(0.29)		(0.07)		(0.08)		(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss)	0.78		16.88		4.32		(0.78)		5.01		0.03
Total from Investment Operations	0.80		16.59		4.25		(0.86)		4.93		(0.02)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.18)		(0.39)		(0.64)		(1.73)		(0.26)
Net Asset Value, End of Period	$33.78		$32.98		$17.57		$13.71		$15.21		$12.01
Total Return(4)	2.43	%(9)	94.46%		31.04%		(6.03)%		41.02%		(0.11)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$113,414		$103,550		$43,576		$33,240		$4,577		$2,640
Ratio of Expenses Before Expense Limitation	1.30	%(10)	N/A		1.48%		1.95%		3.88%		4.09%
Ratio of Expenses After Expense Limitation	1.29	%(5)(6)(10)	1.35	%(5)	1.41	%(5)	1.41	%(5)(7)	1.41	%(5)	1.44	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.29	%(5)(6)(10)	N/A		1.41	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.13	%(5)(10)	(1.20	)%(5)	(0.43	)%(5)	(0.54	)%(5)	(0.52	)%(5)	(0.38	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	75	%(9)	85%		95%		130%		103%		90%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(7)  Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$31.34		$16.82		$13.21		$14.75		$11.74		$12.09
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.40)		(0.16)		(0.16)		(0.15)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.73		16.10		4.16		(0.74)		4.89		0.01
Total from Investment Operations	0.66		15.70		4.00		(0.90)		4.74		(0.09)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.18)		(0.39)		(0.64)		(1.73)		(0.26)
Net Asset Value, End of Period	$32.00		$31.34		$16.82		$13.21		$14.75		$11.74
Total Return(4)	2.11	%(8)	93.38%		30.32%		(6.50)%		40.34%		(0.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$934		$923		$573		$462		$327		$217
Ratio of Expenses Before Expense Limitation	1.95	%(9)	2.09%		2.16%		3.29%		5.07%		5.12%
Ratio of Expenses After Expense Limitation	1.88	%(5)(6)(9)	1.94	%(5)	1.94	%(5)	1.94	%(5)	1.94	%(5)	1.94	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.88	%(5)(6)(9)	N/A		1.94	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.48	)%(5)(9)	(1.79	)%(5)	(0.96	)%(5)	(1.03	)%(5)	(1.05	)%(5)	(0.86	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	75	%(8)	85%		95%		130%		103%		90%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$30.73		$16.54		$13.03		$14.60		$11.66		$12.04
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.43)		(0.19)		(0.18)		(0.19)		(0.13)
Net Realized and Unrealized Gain (Loss)	0.71		15.80		4.09		(0.75)		4.86		0.01
Total from Investment Operations	0.63		15.37		3.90		(0.93)		4.67		(0.12)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.18)		(0.39)		(0.64)		(1.73)		(0.26)
Net Asset Value, End of Period	$31.36		$30.73		$16.54		$13.03		$14.60		$11.66
Total Return(4)	2.05	%(8)	92.97%		29.97%		(6.77)%		40.02%		(0.95)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,801		$20,633		$10,984		$9,272		$549		$180
Ratio of Expenses Before Expense Limitation	2.04	%(9)	N/A		2.24%		2.70%		5.22%		6.12%
Ratio of Expenses After Expense Limitation	2.03	%(5)(6)(9)	2.11	%(5)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.19	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.03	%(5)(6)(9)	N/A		2.19	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.54	)%(5)(9)	(1.96	)%(5)	(1.21	)%(5)	(1.29	)%(5)	(1.30	)%(5)	(1.12	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	75	%(8)	85%		95%		130%		103%		90%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Insight Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from June 14, 2021(1) to June 30, 2021 (unaudited)
Net Asset Value, Beginning of Period	$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)
Net Realized and Unrealized Gain	1.31
Total from Investment Operations	1.30
Net Asset Value, End of Period	$34.69
Total Return(3)	3.89	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	14.51	%(5)
Ratio of Expenses After Expense Limitation	0.95	%(5)
Ratio of Net Investment Loss	(0.58	)%(5)
Portfolio Turnover Rate	75	%(4)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Insight Portfolio (name changed on March 31, 2021, formerly Global Advantage Portfolio). The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. On June 14, 2021, the Fund commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $1,986,000 or approximately 0.44% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$5,412	$—	$—	$5,412
Diversified Financial Services	7,121	—	—	7,121
Entertainment	51,410	—	—	51,410
Health Care Equipment & Supplies	4,343	—	—	4,343
Health Care Providers & Services	6,148	—	—	6,148
Health Care Technology	15,505	—	—	15,505
Hotels, Restaurants & Leisure	14,407	—	—	14,407
Information Technology Services	104,963	—	—	104,963
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$47,675	$—	$—	$47,675
Internet & Direct Marketing Retail	78,902	—	—	78,902
Metals & Mining	1,140	—	—	1,140
Other	14,735	—	—	14,735
Pharmaceuticals	18,716	—	—	18,716
Software	48,925	—	—	48,925
Total Common Stocks	$419,402	—	—	$419,402
Preferred Stock
Software	—	—	29	29
Call Options Purchased	—	108	—	108
Investment Company	1,611	—	—	1,611
Short-Term Investments
Investment Company	41,494	—	—	41,494
Repurchase Agreements	—	2,229	—	2,229
Total Short-Term Investments	41,494	2,229	—	43,723
Derivative Contract — PIPE	—	—	190	190
Total Assets	462,507	2,337	219	465,063
Liabilities:
Derivative Contract — PIPE	—	—	(951)	(951)
Total	$462,507	$2,337	$(732)	$464,112

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$20	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(761)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	9	—
Realized gains (losses)	—	—
Ending Balance	$29	$(761)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$9	$(761)

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stock	$29	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.0x	Increase
			Discount for Lack of Marketability	8.0%	Decrease
PIPE	$(761)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0% – 12.0%/11.3%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-tomarket on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$108 (a)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	190
Total			$298
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(951)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(313	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(702	)(c)
Equity Risk	Derivative Contracts — PIPE	(761)
	Total	$(1,463)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$108	(a)(d)	$—
Derivative Contracts — PIPE	190	(e)	(951	)(e)
Total	$298		$(951)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$40		$—	$(40)	$0
Goldman Sachs International	68		—	(68)	0
JP Morgan Chase Bank NA	—	@	—	(— @)	0
Total	$108		$—	$(108)	$0

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	323,878,000
Derivative Contracts PIPE:
Average monthly notional amount	$10,390,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,735	(g)	$—	$(14,735	)(h)(i)	$0

(g) Represents market value of loaned securities at period end.

(h) The Fund received cash collateral of approximately $15,113,000, of which approximately $14,687,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $426,000, which is not reflected in the Consolidated Portfolio of Investments.

(i) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$15,113	$—	$—	$—	$15,113
Total Borrowings	$15,113	$—	$—	$—	$15,113
Gross amount of recognized liabilities for securities lending transactions					$15,113

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income,

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.42% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 0.95% for Class IS shares. Effective March 31, 2021, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $6,000 of advisory fees were waived and approximately $61,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $352,904,000 and $312,554,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$53,463	$236,651	$248,620	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$41,494

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$14,368	$—	$3,100

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$11,251	$30,141

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
3692247 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2021

FSVPRO-00

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,065.00	$1,020.33	$4.61	$4.51	0.90%
Global Opportunity Portfolio Class A	1,000.00	1,063.70	1,018.94	6.04	5.91	1.18
Global Opportunity Portfolio Class L	1,000.00	1,063.10	1,018.74	6.24	6.11	1.22
Global Opportunity Portfolio Class C	1,000.00	1,059.90	1,015.42	9.65	9.44	1.89
Global Opportunity Portfolio Class IS	1,000.00	1,065.50	1,020.73	4.20	4.11	0.82
Global Opportunity Portfolio Class IR	1,000.00	1,065.40	1,020.73	4.20	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (0.3%)
Globant SA (a)	134,230	$29,421
Canada (4.4%)
Shopify, Inc., Class A (a)	242,008	353,569
China (10.3%)
Alibaba Group Holding Ltd. ADR (a)	328,105	74,408
DIDI Global, Inc. ADR (a)	4,400,772	61,611
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,453,519	68,921
Meituan, Class B (a)(b)	7,138,400	294,572
TAL Education Group ADR (a)	5,460,345	137,764
Tencent Holdings Ltd. (b)	866,100	65,144
Trip.com Group Ltd. ADR (a)	3,432,286	121,709
		824,129
Denmark (5.1%)
DSV Panalpina A/S	1,756,646	409,662
France (3.2%)
Hermes International	175,449	255,575
India (5.7%)
HDFC Bank Ltd.	16,928,258	341,139
ICICI Bank Ltd. ADR (a)	6,772,246	115,805
		456,944
Italy (2.6%)
Moncler SpA	3,058,946	206,965
Japan (1.8%)
Keyence Corp.	282,900	142,781
Korea, Republic of (1.3%)
NAVER Corp.	290,063	107,536
United Kingdom (0.5%)
Fevertree Drinks PLC	1,133,685	40,350
United States (61.8%)
Adobe, Inc. (a)	497,292	291,234
Affirm Holdings, Inc. (a)	182,988	12,324
Agilon Health Topco, Inc. (a)(c)	3,008,300	116,555
Airbnb, Inc., Class A (a)	78,306	11,992
Alphabet, Inc., Class C (a)	126,640	317,400
Amazon.com, Inc. (a)	152,769	525,550
Coupang, Inc. (a)	801,715	33,528
	Shares	Value (000)
DoorDash, Inc., Class A (a)	494,891	$88,254
EPAM Systems, Inc. (a)	509,186	260,174
Facebook, Inc., Class A (a)	807,486	280,771
Farfetch Ltd., Class A (a)	2,101,386	105,826
Intuitive Surgical, Inc. (a)	121,844	112,053
Martin Marietta Materials, Inc.	106,127	37,336
Mastercard, Inc., Class A	1,442,543	526,658
salesforce.com, Inc. (a)	802,460	196,017
ServiceNow, Inc. (a)	683,454	375,592
Snowflake, Inc., Class A (a)	142,683	34,501
Spotify Technology SA (a)	777,233	214,198
Square, Inc., Class A (a)	943,664	230,065
Uber Technologies, Inc. (a)	8,659,215	434,000
Visa, Inc., Class A	1,475,708	345,050
Walt Disney Co. (The) (a)	1,487,765	261,504
Zillow Group, Inc., Class A (a)	448,160	54,913
Zoom Video Communications, Inc., Class A (a)	231,672	89,664
		4,955,159
Total Common Stocks (Cost $3,952,611)		7,782,091
Investment Company (0.3%)
United States (0.3%)
Grayscale Bitcoin Trust (a) (Cost $46,269)	919,805	27,419
Preferred Stock (0.0%) (d)
United States (0.0%) (d)
Magic Leap Series C (a)(e)(f) (acquisition cost — $3,175; acquired 12/22/15) (Cost $3,175)	137,829	—
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $236,767)	236,766,679	236,767
Total Investments (100.3%) (Cost $4,238,822) (g)(h)		8,046,277
Liabilities in Excess of Other Assets (–0.3%)		(24,858)
Net Assets (100.0%)		$8,021,419

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(e)(f)(i)(j)	$60,291,290	12/31/21	$3,195	0.04%

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $116,555,000, which represents 1.5% of net assets of the Fund.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(d)  Amount is less than 0.05%.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $3,195,000 and represents less than 0.05% of net assets.

(f)  At June 30, 2021, the Fund held a fair valued security and derivative contract valued at approximately $3,195,000 representing less than 0.05% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,859,667,000 and the aggregate gross unrealized depreciation is approximately $49,017,000, resulting in net unrealized appreciation of approximately $3,810,650,000.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 6,029,129 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(j)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	22.3%
Internet & Direct Marketing Retail	15.4
Software	11.8
Other*	11.6
Interactive Media & Services	10.3
Road & Rail	6.2
Entertainment	5.9
Textiles, Apparel & Luxury Goods	5.7
Banks	5.7
Air Freight & Logistics	5.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized apppreciation of approximately $3,195,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,002,055)	$7,809,510
Investment in Security of Affiliated Issuer, at Value (Cost $236,767)	236,767
Total Investments in Securities, at Value (Cost $4,238,822)	8,046,277
Foreign Currency, at Value (Cost $3)	3
Receivable for Fund Shares Sold	60,405
Dividends Receivable	1,184
Tax Reclaim Receivable	528
Receivable from Affiliate	2
Interest Receivable	—	@
Unrealized Appreciation on Derivative Contract — PIPE	3,195
Other Assets	597
Total Assets	8,112,191
Liabilities:
Payable for Investments Purchased	61,611
Payable for Advisory Fees	13,699
Deferred Capital Gain Country Tax	10,326
Payable for Fund Shares Redeemed	3,131
Payable for Shareholder Services Fees — Class A	355
Payable for Distribution and Shareholder Services Fees — Class L	13
Payable for Distribution and Shareholder Services Fees — Class C	378
Payable for Administration Fees	512
Payable for Sub Transfer Agency Fees — Class I	234
Payable for Sub Transfer Agency Fees — Class A	78
Payable for Sub Transfer Agency Fees — Class L	3
Payable for Sub Transfer Agency Fees — Class C	23
Payable for Transfer Agency Fees — Class I	38
Payable for Transfer Agency Fees — Class A	36
Payable for Transfer Agency Fees — Class L	7
Payable for Transfer Agency Fees — Class C	7
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	47
Payable for Custodian Fees	45
Payable for Organization Costs for Subsidiary	24
Other Liabilities	204
Total Liabilities	90,772
Net Assets	$8,021,419
Net Assets Consist of:
Paid-in-Capital	$4,042,642
Total Distributable Earnings	3,978,777
Net Assets	$8,021,419

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$5,217,091
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	109,459,994
Net Asset Value, Offering and Redemption Price Per Share	$47.66
CLASS A:
Net Assets	$1,758,607
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,416,394
Net Asset Value, Redemption Price Per Share	$45.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.54
Maximum Offering Price Per Share	$48.32
CLASS L:
Net Assets	$54,415
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,205,933
Net Asset Value, Offering and Redemption Price Per Share	$45.12
CLASS C:
Net Assets	$467,696
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,789,868
Net Asset Value, Offering and Redemption Price Per Share	$43.35
CLASS IS:
Net Assets	$358,997
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,504,483
Net Asset Value, Offering and Redemption Price Per Share	$47.84
CLASS IR:
Net Assets	$164,613
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,436,571
Net Asset Value, Offering and Redemption Price Per Share	$47.90

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $953 of Foreign Taxes Withheld)	$7,678
Dividends from Security of Affiliated Issuer (Note G)	17
Total Investment Income	7,695
Expenses:
Advisory Fees (Note B)	26,929
Shareholder Services Fees — Class A (Note D)	2,135
Distribution and Shareholder Services Fees — Class L (Note D)	199
Distribution and Shareholder Services Fees — Class C (Note D)	2,244
Sub Transfer Agency Fees — Class I	1,993
Sub Transfer Agency Fees — Class A	901
Sub Transfer Agency Fees — Class L	12
Sub Transfer Agency Fees — Class C	163
Administration Fees (Note C)	3,014
Custodian Fees (Note F)	261
Registration Fees	204
Transfer Agency Fees — Class I (Note E)	70
Transfer Agency Fees — Class A (Note E)	85
Transfer Agency Fees — Class L (Note E)	15
Transfer Agency Fees — Class C (Note E)	8
Transfer Agency Fees — Class IS (Note E)	4
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	92
Professional Fees	65
Directors' Fees and Expenses	38
Organization Costs for Subsidiary	24
Pricing Fees	2
Other Expenses	62
Total Expenses	38,521
Distribution Fees — Class L Shares Waived (Note D)	(119)
Rebate from Morgan Stanley Affiliate (Note G)	(112)
Net Expenses	38,290
Net Investment Loss	(30,595)
Realized Gain (Loss):
Investments Sold	168,760
Foreign Currency Translation	(45)
Net Realized Gain	168,715
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $750)	317,759
Foreign Currency Translation	(19)
Derivative Contract — PIPE	3,195
Net Change in Unrealized Appreciation (Depreciation)	320,935
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	489,650
Net Increase in Net Assets Resulting from Operations	$459,055

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(30,595)	$(46,557)
Net Realized Gain	168,715	235,248
Net Change in Unrealized Appreciation (Depreciation)	320,935	2,220,499
Net Increase in Net Assets Resulting from Operations	459,055	2,409,190
Dividends and Distributions to Shareholders:
Class I	—	(51,005)
Class A	—	(20,135)
Class L	—	(649)
Class C	—	(5,418)
Class IS	—	(3,763)
Class IR	—	(1,303)
Total Dividends and Distributions to Shareholders	—	(82,273)
Capital Share Transactions:(1)
Class I:
Subscribed	1,040,442	1,813,374
Distributions Reinvested	—	47,584
Redeemed	(614,953)	(1,035,480)
Class A:
Subscribed	136,127	401,046
Distributions Reinvested	—	19,788
Redeemed	(180,134)	(362,101)
Class L:
Exchanged	31	58
Distributions Reinvested	—	592
Redeemed	(2,596)	(7,686)
Class C:
Subscribed	42,057	97,594
Distributions Reinvested	—	5,330
Redeemed	(37,216)	(58,835)
Class IS:
Subscribed	73,639	232,725
Distributions Reinvested	—	3,729
Redeemed	(104,503)	(97,484)
Class IR:
Subscribed	40,935	—
Distributions Reinvested	—	1,303
Net Increase in Net Assets Resulting from Capital Share Transactions	393,829	1,061,537
Total Increase in Net Assets	852,884	3,388,454
Net Assets:
Beginning of Period	7,168,535	3,780,081
End of Period	$8,021,419	$7,168,535

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	22,365	54,601
Shares Issued on Distributions Reinvested	—	1,076
Shares Redeemed	(13,424)	(31,412)
Net Increase in Class I Shares Outstanding	8,941	24,265
Class A:
Shares Subscribed	3,083	12,366
Shares Issued on Distributions Reinvested	—	465
Shares Redeemed	(4,092)	(11,494)
Net Increase (Decrease) in Class A Shares Outstanding	(1,009)	1,337
Class L:
Shares Exchanged	1	3
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(60)	(225)
Net Decrease in Class L Shares Outstanding	(59)	(208)
Class C:
Shares Subscribed	1,002	3,145
Shares Issued on Distributions Reinvested	—	132
Shares Redeemed	(891)	(1,933)
Net Increase in Class C Shares Outstanding	111	1,344
Class IS:
Shares Subscribed	1,579	6,357
Shares Issued on Distributions Reinvested	—	84
Shares Redeemed	(2,269)	(2,501)
Net Increase (Decrease) in Class IS Shares Outstanding	(690)	3,940
Class IR:
Shares Subscribed	890	—
Shares Issued on Distributions Reinvested	—	29
Net Increase in Class IR Shares Outstanding	890	29

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$44.75		$29.12		$21.50		$22.94		$15.41		$16.36
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.16)		(0.28)		(0.12)		(0.07)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	3.07		16.43		7.74		(1.20)		7.68		0.18
Total from Investment Operations	2.91		16.15		7.62		(1.27)		7.62		0.13
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)		(0.09)		(1.08)
Net Asset Value, End of Period	$47.66		$44.75		$29.12		$21.50		$22.94		$15.41
Total Return(4)	6.50	%(8)	55.47%		35.44%		(5.66)%		49.44%		1.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,217,091		$4,498,617		$2,220,219		$1,337,133		$898,008		$255,187
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		0.99%		1.07%
Ratio of Expenses After Expense Limitation	0.90	%(5)(9)	0.92	%(5)	0.94	%(5)	0.94	%(5)(6)	0.79	%(5)	0.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.94	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.70	)%(5)(9)	(0.79	)%(5)	(0.44	)%(5)	(0.30	)%(5)	(0.31	)%(5)	(0.34	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	5	%(8)	22%		15%		28%		30%		37%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$43.04		$28.10		$20.81		$22.28		$15.01		$16.03
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.21)		(0.35)		(0.18)		(0.14)		(0.12)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.95		15.81		7.47		(1.16)		7.48		0.17
Total from Investment Operations	2.74		15.46		7.29		(1.30)		7.36		0.06
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)		(0.09)		(1.08)
Net Asset Value, End of Period	$45.78		$43.04		$28.10		$20.81		$22.28		$15.01
Total Return(4)	6.37	%(8)	55.03%		35.03%		(5.96)%		49.03%		0.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,758,607		$1,697,016		$1,070,124		$790,571		$780,705		$340,092
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		1.32%		1.41%
Ratio of Expenses After Expense Limitation	1.18	%(5)(9)	1.20	%(5)	1.22	%(5)	1.26	%(5)(6)	1.12	%(5)	1.17	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.22	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.98	)%(5)(9)	(1.06	)%(5)	(0.72	)%(5)	(0.59	)%(5)	(0.63	)%(5)	(0.70	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	5	%(8)	22%		15%		28%		30%		37%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$42.44		$27.72		$20.54		$22.01		$14.84		$15.87
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.22)		(0.36)		(0.19)		(0.15)		(0.13)		(0.12)
Net Realized and Unrealized Gain (Loss)	2.90		15.60		7.37		(1.15)		7.39		0.17
Total from Investment Operations	2.68		15.24		7.18		(1.30)		7.26		0.05
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)		(0.09)		(1.08)
Net Asset Value, End of Period	$45.12		$42.44		$27.72		$20.54		$22.01		$14.84
Total Return(4)	6.31	%(8)	54.99%		34.96%		(6.04)%		48.91%		0.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,415		$53,675		$40,836		$33,913		$39,979		$30,133
Ratio of Expenses Before Expense Limitation	1.67	%(9)	1.71%		1.74%		1.78%		1.86%		1.93%
Ratio of Expenses After Expense Limitation	1.22	%(5)(9)	1.25	%(5)	1.28	%(5)	1.32	%(5)(6)	1.20	%(5)	1.25	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.28	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.02	)%(5)(9)	(1.10	)%(5)	(0.78	)%(5)	(0.65	)%(5)	(0.67	)%(5)	(0.79	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	5	%(8)	22%		15%		28%		30%		37%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$40.90		$26.90		$20.07		$21.64		$14.69		$15.80
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.35)		(0.57)		(0.35)		(0.30)		(0.26)		(0.21)
Net Realized and Unrealized Gain (Loss)	2.80		15.09		7.18		(1.10)		7.30		0.18
Total from Investment Operations	2.45		14.52		6.83		(1.40)		7.04		(0.03)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)		(0.09)		(1.08)
Net Asset Value, End of Period	$43.35		$40.90		$26.90		$20.07		$21.64		$14.69
Total Return(4)	5.99	%(8)	53.99%		34.03%		(6.61)%		47.92%		0.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$467,696		$436,790		$251,160		$159,642		$104,364		$33,801
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		2.01%		2.08%
Ratio of Expenses After Expense Limitation	1.89	%(5)(9)	1.91	%(5)	1.94	%(5)	1.95	%(5)(6)	1.81	%(5)	1.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.94	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.69	)%(5)(9)	(1.77	)%(5)	(1.45	)%(5)	(1.30	)%(5)	(1.33	)%(5)	(1.38	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	5	%(8)	22%		15%		28%		30%		37%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$44.90		$29.18		$21.53		$23.00		$15.44		$16.38
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.14)		(0.25)		(0.14)		(0.00	)(4)	(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.08		16.49		7.79		(1.30)		7.70		0.20
Total from Investment Operations	2.94		16.24		7.65		(1.30)		7.65		0.14
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)		(0.09)		(1.08)
Net Asset Value, End of Period	$47.84		$44.90		$29.18		$21.53		$23.00		$15.44
Total Return(5)	6.55	%(9)	55.67%		35.53%		(5.78)%		49.54%		1.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$358,997		$367,927		$124,173		$2,156		$1,650		$23
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.86%		N/A		1.24%		3.82%
Ratio of Expenses After Expense Limitation	0.82	%(6(10)	0.82	%(6)	0.84	%(6)	0.88	%(6)(7)	0.71	%(6)	0.71	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.62	)%(6)(10)	(0.70	)%(6)	(0.51	)%(6)	(0.02	)%(6)	(0.23	)%(6)	(0.41	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	5	%(9)	22%		15%		28%		30%		37%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$44.96		$29.22		$21.56		$26.67
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.14)		(0.24)		(0.09)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.08		16.50		7.75		(4.88)
Total from Investment Operations	2.94		16.26		7.66		(4.94)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.52)		—		(0.17)
Net Asset Value, End of Period	$47.90		$44.96		$29.22		$21.56
Total Return(4)	6.54	%(7)	55.66%		35.53%		(18.63	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$164,613		$114,510		$73,569		$54,284
Ratio of Expenses Before Expense Limitation	0.82	%(8)	N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.82	%(5)(8)	0.82	%(5)	0.84	%(5)	0.88	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(5)	N/A
Ratio of Net Investment Loss	(0.61	)%(5)(8)	(0.69	)%(5)	(0.35	)%(5)	(0.46	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		(0.01	)%(7)
Portfolio Turnover Rate	5	%(7)	22%		15%		28%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective December 31, 2020, the Fund suspended offering of Class I, Class A, Class C, Class IS and Class IR shares to new investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $33,852,000 or approximately 0.42% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$409,662	$—	$—	$409,662
Banks	456,944	—	—	456,944
Beverages	40,350	—	—	40,350
Construction Materials	37,336	—	—	37,336
Diversified Consumer Services	137,764	—	—	137,764
Electronic Equipment, Instruments & Components	142,781	—	—	142,781
Entertainment	475,702	—	—	475,702
Food Products	68,921	—	—	68,921
Health Care Equipment & Supplies	112,053	—	—	112,053
Health Care Technology	—	116,555	—	116,555
Hotels, Restaurants & Leisure	11,992	—	—	11,992
Information Technology Services	1,791,762	—	—	1,791,762
Interactive Media & Services	825,764	—	—	825,764
Internet & Direct Marketing Retail	1,243,847	—	—	1,243,847
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Road & Rail	$495,611	$—	$—		$495,611
Software	952,507	—	—		952,507
Textiles, Apparel & Luxury Goods	462,540	—	—		462,540
Total Common Stocks	7,665,536	116,555	—		7,782,091
Investment Company	27,419	—	—		27,419
Preferred Stock
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Short-Term Investment
Investment Company	236,767	—	—		236,767
Derivative Contract — PIPE	—	—	3,195		3,195
Total Assets	$7,929,722	$116,555	$3,195	†	$8,049,472	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stock (000)		Derivative Contract — PIPE (000)
Beginning Balance	$17,733		$—	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transactions	—		—		3,195
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	(17,733	)††	—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—		$—	†	$3,195
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—		$—		$3,195

†  Includes a security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$3,195	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	$3,195

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$3,195

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities (000)
Derivative Contract — PIPE	$3,195	$—

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE:
Average monthly notional amount	$60,291,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest in-

come is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.71% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2021, this waiver amounted to approximately $119,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,021,979,000 and $359,621,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $112,000 relating to the Fund's investment in the Liquidity Funds.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$528,671	$532,019	$823,923	$17
Affiliated Affiliated Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$236,767

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,952	$80,321	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$43,646	$9,786

During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $50,341,000.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 12.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies.

The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
3692773 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Global Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Permanence Portfolio Class I	$1,000.00	$1,129.00	$1,019.84	$5.28	$5.01	1.00%
Global Permanence Portfolio Class A	1,000.00	1,126.40	1,018.10	7.12	6.76	1.35
Global Permanence Portfolio Class C	1,000.00	1,122.40	1,014.38	11.05	10.49	2.10
Global Permanence Portfolio Class IS	1,000.00	1,128.90	1,020.08	5.01	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Canada (10.3%)
Canadian National Railway Co.	434	$46
Colliers International Group, Inc.	501	56
Constellation Software, Inc.	120	181
FirstService Corp.	331	57
Topicus.com, Inc. (a)	522	38
		378
Denmark (0.9%)
Chr Hansen Holding A/S	349	32
France (16.3%)
Christian Dior SE	276	222
EssilorLuxottica SA	219	40
Hermes International	142	207
L'Oreal SA	138	62
Remy Cointreau SA	333	69
		600
India (3.5%)
HDFC Bank Ltd. ADR (a)	1,737	127
Italy (1.1%)
Brunello Cucinelli SpA (a)	714	42
Japan (1.6%)
Nintendo Co., Ltd.	100	58
Mexico (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	1,950	36
Netherlands (8.6%)
ASML Holding N.V. (Registered)	412	284
JDE Peet's N.V. (a)	846	31
		315
Spain (0.9%)
Aena SME SA (a)	209	34
United Kingdom (3.3%)
Intertek Group PLC	403	31
Rentokil Initial PLC	13,083	90
		121
United States (46.0%)
Amazon.com, Inc. (a)	34	117
Appfolio, Inc., Class A (a)	399	56
Axon Enterprise, Inc. (a)	985	174
Costco Wholesale Corp.	302	120
Danaher Corp.	138	37
HEICO Corp., Class A	944	117
Intercontinental Exchange, Inc.	472	56
Intuitive Surgical, Inc. (a)	148	136
Linde PLC	115	33
Progressive Corp. (The)	562	55
Roper Technologies, Inc.	78	37
Royal Gold, Inc.	307	35
Royalty Pharma PLC, Class A	4,057	166
S&P Global, Inc.	230	94
	Shares	Value (000)
Texas Pacific Land Corp.	58	$93
Tyler Technologies, Inc. (a)	69	31
Veeva Systems, Inc., Class A (a)	484	151
Walt Disney Co. (The) (a)	720	127
Waste Connections, Inc.	430	51
		1,686
Total Common Stocks (Cost $2,478)		3,429
Investment Companies (1.3%)
Grayscale Bitcoin Trust (a)	419	13
Hipgnosis Songs Fund Ltd.	20,696	35
Total Investment Companies (Cost $57)		48
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $56)56,400		56
Total Investments Excluding Purchased Options (96.3%) (Cost $2,591)		3,533
Total Purchased Options Outstanding (0.0%) (b) (Cost $15)		1
Total Investments (96.3%) (Cost $2,606) (c)		3,534
Other Assets in Excess of Liabilities (3.7%)		137
Net Assets (100.0%)		$3,671

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $975,000 and the aggregate gross unrealized depreciation is approximately $47,000, resulting in net unrealized appreciation of approximately $928,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	472,545	$473	$—	@	$3	$(3)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	595,628	596	—	@	3	(3)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	556,269	556	—	@	3	(3)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	655,158	655	1		3	(2)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	534,767	535	—	@	3	(3)
							$1		$15	$(14)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	55.4%
Textiles, Apparel & Luxury Goods	14.5
Software	8.7
Aerospace & Defense	8.2
Semiconductors & Semiconductor Equipment	8.0
Entertainment	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,550)	$3,478
Investment in Security of Affiliated Issuer, at Value (Cost $56)	56
Total Investments in Securities, at Value (Cost $2,606)	3,534
Foreign Currency, at Value (Cost $7)	7
Cash	—	@
Receivable for Investments Sold	97
Due from Adviser	54
Dividends Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	3,751
Liabilities:
Payable for Investments Purchased	36
Payable for Professional Fees	32
Payable for Custodian Fees	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Payable for Organization Costs for Subsidiary	—	@
Other Liabilities	8
Total Liabilities	80
Net Assets	$3,671
Net Assets Consist of:
Paid-in-Capital	$2,440
Total Distributable Earnings	1,231
Net Assets	$3,671
CLASS I:
Net Assets	$3,613
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	238,684
Net Asset Value, Offering and Redemption Price Per Share	$15.14
CLASS A:
Net Assets	$28
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,838
Net Asset Value, Redemption Price Per Share	$15.06
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.89
CLASS C:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,002
Net Asset Value, Offering and Redemption Price Per Share	$14.86
CLASS IS:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,008
Net Asset Value, Offering and Redemption Price Per Share	$15.15

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$20
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	20
Expenses:
Professional Fees	60
Registration Fees	21
Advisory Fees (Note B)	14
Shareholder Reporting Fees	7
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	2
Administration Fees (Note C)	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class A	—	@
Organization Costs for Subsidiary	—	@
Other Expenses	8
Total Expenses	124
Expenses Reimbursed by Adviser (Note B)	(91)
Waiver of Advisory Fees (Note B)	(14)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	16
Net Investment Income	4
Realized Gain:
Investments Sold	187
Foreign Currency Translation	—	@
Net Realized Gain	187
Change in Unrealized Appreciation (Depreciation):
Investments	226
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	226
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	413
Net Increase in Net Assets Resulting from Operations	$417

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4	$(8)
Net Realized Gain	187	130
Net Change in Unrealized Appreciation (Depreciation)	226	576
Net Increase in Net Assets Resulting from Operations	417	698
Dividends and Distributions to Shareholders:
Class I	—	(22)
Class A	—	(—	@)
Class C	—	(—	@)
Class IS	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(22)
Capital Share Transactions:(1)
Class I:
Subscribed	—	43
Distributions Reinvested	—	19
Class A:
Subscribed	17	6
Distributions Reinvested	—	—	@
Redeemed	(11)	(—	@)
Class C:
Distributions Reinvested	—	—	@
Class IS:
Distributions Reinvested	—	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	6	68
Total Increase in Net Assets	423	744
Net Assets:
Beginning of Period	3,248	2,504
End of Period	$3,671	$3,248
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	5
Shares Issued on Distributions Reinvested	—	1
Net Increase in Class I Shares Outstanding	—	6
Class A:
Shares Subscribed	1	—	@@
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(1)	(—	@@)
Net Increase in Class A Shares Outstanding	— @@	—	@@
Class C:
Shares Issued on Distributions Reinvested	—	—	@@
Class IS:
Shares Issued on Distributions Reinvested	—	—	@@

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020(1)		Period from April 30, 2019(2) to December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.41		$10.63		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.03)		0.04
Net Realized and Unrealized Gain	1.72		2.90		0.59
Total from Investment Operations	1.73		2.87		0.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		—
Net Realized Gain	—		(0.02)		—
Total Distributions	—		(0.09)		—
Net Asset Value, End of Period	$15.14		$13.41		$10.63
Total Return(4)	12.90	%(7)	27.06%		6.30	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,613		$3,202		$2,471
Ratio of Expenses Before Expense Limitation	7.19	%(8)	8.62%		12.79	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(5)	0.99	%(5)(8)
Ratio of Net Investment Income (Loss)	0.22	%(5)(8)	(0.30	)%(5)	0.53	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	24	%(7)	113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020(1)		Period from April 30, 2019(2) to December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.37		$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		(0.07)		0.01
Net Realized and Unrealized Gain	1.70		2.89		0.60
Total from Investment Operations	1.69		2.82		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—
Net Realized Gain	—		(0.02)		—
Total Distributions	—		(0.06)		—
Net Asset Value, End of Period	$15.06		$13.37		$10.61
Total Return(4)	12.64	%(7)	26.57%		6.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28		$19		$11
Ratio of Expenses Before Expense Limitation	16.28	%(8)	26.08%		30.61	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.34	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.14	)%(5)(8)	(0.65	)%(5)	0.17	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	24	%(7)	113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020(1)		Period from April 30, 2019(2) to December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.24		$10.56		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.15)		(0.04)
Net Realized and Unrealized Gain	1.68		2.85		0.60
Total from Investment Operations	1.62		2.70		0.56
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)		—
Net Asset Value, End of Period	$14.86		$13.24		$10.56
Total Return(4)	12.24	%(7)	25.60%		5.60	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$13		$11
Ratio of Expenses Before Expense Limitation	21.26	%(8)	28.45%		31.59	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.10	%(5)	2.09	%(5)(8)
Ratio of Net Investment Loss	(0.89	)%(5)(8)	(1.40	)%(5)	(0.57	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	24	%(7)	113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Global Permanence Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020(1)		Period from April 30, 2019(2) to December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.42		$10.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.02		(0.03)		0.04
Net Realized and Unrealized Gain	1.71		2.91		0.60
Total from Investment Operations	1.73		2.88		0.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—
Net Realized Gain	—		(0.02)		—
Total Distributions	—		(0.10)		—
Net Asset Value, End of Period	$15.15		$13.42		$10.64
Total Return(4)	12.89	%(7)	27.09%		6.40	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$14		$11
Ratio of Expenses Before Expense Limitation	19.66	%(8)	26.62%		30.53	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.94	%(5)(8)
Ratio of Net Investment Income (Loss)	0.26	%(5)(8)	(0.24	)%(5)	0.59	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	24	%(7)	113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $13,000 or approximately 0.36% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley

Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$291	$—	$—	$291
Banks	127	—	—	127
Beverages	69	—	—	69
Capital Markets	150	—	—	150
Chemicals	65	—	—	65
Commercial Services & Supplies	141	—	—	141
Entertainment	185	—	—	185
Food & Staples Retailing	120	—	—	120
Food Products	31	—	—	31
Health Care Equipment & Supplies	173	—	—	173
Health Care Technology	151	—	—	151
Industrial Conglomerates	37	—	—	37
Insurance	55	—	—	55
Internet & Direct Marketing Retail	117	—	—	117
Metals & Mining	35	—	—	35
Oil, Gas & Consumable Fuels	93	—	—	93
Personal Products	62	—	—	62
Pharmaceuticals	166	—	—	166
Professional Services	31	—	—	31
Real Estate Management & Development	113	—	—	113
Road & Rail	46	—	—	46
Semiconductors & Semiconductor Equipment	284	—	—	284
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Software	$268	$38	$—	$306
Textiles, Apparel & Luxury Goods	511	—	—	511
Transportation Infrastructure	70	—	—	70
Total Common Stocks	3,391	38	—	3,429
Call Options Purchased	—	1	—	1
Investment Companies	48	—	—	48
Short-Term Investment
Investment Company	56	—	—	56
Total Assets	$3,495	$39	$—	$3,534

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(5	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(3	)(c)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas	$—	@	$—	$—	$—	@
Goldman Sachs International	1		—	—	1
Royal Bank of Scotland	—	@	—	—	—	@
Total	$1		$—	$—	$1

@  Value is less than $500.

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,865,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $14,000 of advisory fees were waived and approximately $94,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $773,000 and $814,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$62	$483	$489	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$56

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$22	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$63	$137

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and the period since the end of April 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGPERMSAN
3692778 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Epense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,158.60	$1,019.93	$5.25	$4.91	0.98%
Global Real Estate Portfolio Class A	1,000.00	1,156.40	1,018.10	7.22	6.76	1.35
Global Real Estate Portfolio Class L	1,000.00	1,154.00	1,015.62	9.88	9.25	1.85
Global Real Estate Portfolio Class C	1,000.00	1,151.10	1,014.38	11.20	10.49	2.10
Global Real Estate Portfolio Class IS	1,000.00	1,158.80	1,020.13	5.03	4.71	0.94
Global Real Estate Portfolio Class IR	1,000.00	1,158.80	1,020.13	5.03	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Australia (3.6%)
Charter Hall Group REIT	65,931	$767
Goodman Group REIT	53,231	845
Mirvac Group REIT	363,459	796
National Storage REIT	81,910	122
Scentre Group REIT	88,605	182
Stockland REIT	250,416	875
		3,587
Austria (0.3%)
CA Immobilien Anlagen AG	8,069	336
Canada (1.7%)
Granite REIT	15,397	1,025
RioCan REIT	34,022	606
		1,631
China (2.6%)
China Resources Land Ltd. (a)	140,000	567
Country Garden Services Holdings Co. Ltd. (a)	74,000	800
GDS Holdings Ltd. ADR (b)	6,451	506
Longfor Group Holdings Ltd. (a)	130,000	728
		2,601
Finland (0.5%)
Kojamo Oyj	20,071	459
France (2.7%)
Gecina SA REIT (c)	6,749	1,034
ICADE REIT	6,028	520
Klepierre SA REIT	10,605	273
Mercialys SA REIT	68,954	835
		2,662
Germany (4.3%)
Alstria Office AG REIT	23,796	440
Deutsche EuroShop AG	5,465	130
Deutsche Wohnen SE	19,558	1,196
LEG Immobilien SE	6,035	869
Vonovia SE	25,019	1,617
		4,252
Hong Kong (5.6%)
ESR Cayman Ltd. (b)	427,000	1,441
Link REIT	96,370	934
New World Development Co. Ltd.	132,439	688
SJM Holdings Ltd. (b)	318,000	347
Sun Hung Kai Properties Ltd.	50,367	751
Swire Properties Ltd.	20,900	62
Wharf Real Estate Investment Co., Ltd.	225,075	1,309
		5,532
Ireland (0.9%)
Hibernia REIT PLC	595,221	875
Japan (9.0%)
Activia Properties, Inc. REIT	127	601
Frontier Real Estate Investment Corp. REIT	26	122
GLP J-REIT	340	586
	Shares	Value (000)
Japan Hotel Investment Corp. REIT	592	$355
Japan Metropolitan Fund Investment Corp. REIT	597	647
Japan Real Estate Investment Corp. REIT	124	762
Mitsubishi Estate Co., Ltd.	35,400	572
Mitsui Fudosan Co., Ltd.	66,700	1,545
Nippon Building Fund, Inc. REIT (c)	123	767
Nippon Prologis, Inc. REIT	184	586
Nomura Real Estate Master Fund, Inc. REIT	442	709
NTT UD REIT Investment Corp. REIT	256	378
Orix, Inc. J-REIT	267	514
Sumitomo Realty & Development Co., Ltd.	22,100	790
		8,934
Malta (0.0%) (d)
BGP Holdings PLC (b)(e)	12,867,024	18
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	26,812	667
NSI N.V. REIT	16,543	639
		1,306
Singapore (2.3%)
City Developments Ltd.	75,300	408
Frasers Logistics & Commercial Trust REIT	326,900	350
Keppel REIT	357,800	314
Keppel DC REIT	373,800	692
Mapletree Industrial Trust REIT	243,412	513
		2,277
Spain (1.4%)
Inmobiliaria Colonial Socimi SA REIT	38,519	389
Merlin Properties Socimi SA REIT	96,592	1,001
		1,390
Sweden (1.4%)
Atrium Ljungberg AB, Class B	4,423	101
Fabege AB	45,307	727
Hufvudstaden AB, Class A	31,892	542
		1,370
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	3,102	394
United Kingdom (4.1%)
British Land Co., PLC (The) REIT	144,788	991
Derwent London PLC REIT	4,742	218
Grainger PLC	130,147	513
Hammerson PLC REIT (c)	650,408	335
Helical PLC	20,014	120
Land Securities Group PLC REIT	128,733	1,203
Segro PLC REIT	36,258	549
St. Modwen Properties PLC	5,866	45
Workspace Group PLC REIT	3,802	44
		4,018
United States (57.7%)
Agree Realty Corp. REIT	10,520	741
Alexandria Real Estate Equities, Inc. REIT	10,629	1,934
American Campus Communities, Inc. REIT	40,141	1,875

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
AvalonBay Communities, Inc. REIT	12,843	$2,680
Boyd Gaming Corp. (b)	10,548	649
Brixmor Property Group, Inc. REIT	90,692	2,076
Caesars Entertainment, Inc. (b)	4,769	495
Columbia Property Trust, Inc. REIT	38,711	673
CyrusOne, Inc. REIT	14,885	1,065
Empire State Realty Trust, Inc., Class A REIT	96,696	1,160
Equinix, Inc. REIT	3,640	2,921
Exeter Industrial Value Fund, LP (b)(e)(f)	1,860,000	129
Healthcare Trust of America, Inc., Class A REIT	31,170	832
Healthpeak Properties, Inc. REIT	98,832	3,290
Host Hotels & Resorts, Inc. REIT (b)	59,272	1,013
Invitation Homes, Inc. REIT	63,758	2,377
Kilroy Realty Corp. REIT	15,036	1,047
Kimco Realty Corp. REIT	53,799	1,122
Life Storage, Inc. REIT	10,836	1,163
Medical Properties Trust, Inc. REIT	45,812	921
NETSTREIT Corp. REIT	67,506	1,557
Prologis, Inc. REIT	46,255	5,529
Public Storage REIT	15,653	4,707
Retail Properties of America, Inc., Class A REIT	94,342	1,080
RLJ Lodging Trust REIT	30,819	469
RPT Realty REIT	83,804	1,088
Simon Property Group, Inc. REIT	20,838	2,719
UDR, Inc. REIT	60,506	2,964
Ventas, Inc. REIT	31,115	1,777
VICI Properties, Inc. REIT	82,016	2,544
Welltower, Inc. REIT	52,673	4,377
		56,974
Total Common Stocks (Cost $65,804)		98,616
Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G)	1,006,930	1,007
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $47; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $48)	$47,407	47
Merrill Lynch & Co., Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $133; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $135)	132,740	133
		180
Total Securities held as Collateral on Loaned Securities (Cost $1,187)		1,187
	Shares	Value (000)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $691)	690,926	$691
Total Short-Term Investments (Cost $1,878)		1,878
Total Investments (101.7%) (Cost $67,682) Including $2,096 of Securities Loaned (g)		100,494
Liabilities in Excess of Other Assets (–1.7%)		(1,649)
Net Assets (100.0%)		$98,845

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  Amount is less than 0.05%.

(e)  At June 30, 2021, the Fund held fair valued securities valued at approximately $147,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At June 30, 2021, this security had an aggregate market value of approximately $129,000, representing 0.1% of net assets.

(g)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,087,000 and the aggregate gross unrealized depreciation is approximately $275,000, resulting in net unrealized appreciation of approximately $32,812,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	22.2%
Residential	15.5
Retail	15.2
Office	11.5
Health Care	11.3
Industrial	10.8
Other**	7.5
Self Storage	6.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $65,984)	$98,796
Investment in Security of Affiliated Issuer, at Value (Cost $1,698)	1,698
Total Investments in Securities, at Value (Cost $67,682)	100,494
Foreign Currency, at Value (Cost $343)	340
Cash from Securities Lending	34
Receivable for Investments Sold	1,723
Dividends Receivable	340
Tax Reclaim Receivable	119
Receivable for Fund Shares Sold	8
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	150
Total Assets	103,208
Liabilities:
Payable for Investments Purchased	2,363
Collateral on Securities Loaned, at Value	1,221
Deferred Capital Gain Country Tax	241
Payable for Advisory Fees	199
Payable for Sub Transfer Agency Fees — Class I	76
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	56
Payable for Professional Fees	43
Payable for Fund Shares Redeemed	31
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Administration Fees	8
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	114
Total Liabilities	4,363
Net Assets	$98,845
Net Assets Consist of:
Paid-in-Capital	$35,024
Total Distributable Earnings	63,821
Net Assets	$98,845

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$64,134
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,705,153
Net Asset Value, Offering and Redemption Price Per Share	$9.56
CLASS A:
Net Assets	$4,027
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	422,269
Net Asset Value, Redemption Price Per Share	$9.54
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$10.07
CLASS L:
Net Assets	$602
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	63,770
Net Asset Value, Offering and Redemption Price Per Share	$9.44
CLASS C:
Net Assets	$393
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,645
Net Asset Value, Offering and Redemption Price Per Share	$9.22
CLASS IS:
Net Assets	$29,679
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,104,657
Net Asset Value, Offering and Redemption Price Per Share	$9.56
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,019
Net Asset Value, Offering and Redemption Price Per Share	$9.56
(1) Including: Securities on Loan, at Value:	$2,096

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $86 of Foreign Taxes Withheld)	$2,726
Income from Securities Loaned — Net	7
Non-Cash Dividends from Securities of Unaffiliated Issuers	471
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	3,204
Expenses:
Advisory Fees (Note B)	848
Administration Fees (Note C)	85
Professional Fees	59
Custodian Fees (Note F)	58
Registration Fees	32
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	10
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	2
Pricing Fees	5
Directors' Fees and Expenses	4
Interest Expenses	10
Other Expenses	12
Total Expenses	1,176
Waiver of Advisory Fees (Note B)	(125)
Reimbursement of Class Specific Expenses — Class A (Note B)	(9)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	1,037
Net Investment Income	2,167
Realized Gain (Loss):
Investments Sold (Net of $27 of Capital Gain Country Tax)	73,299
Foreign Currency Translation	(36)
Net Realized Gain	73,263
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $19)	(44,418)
Foreign Currency Translation	(14)
Net Change in Unrealized Appreciation (Depreciation)	(44,432)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	28,831
Net Increase in Net Assets Resulting from Operations	$30,998

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,167	$7,773
Net Realized Gain (Loss)	73,263	(9,935)
Net Change in Unrealized Appreciation (Depreciation)	(44,432)	(97,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,998	(99,840)
Dividends and Distributions to Shareholders:
Class I	—	(2,017)
Class A	—	(84)
Class L	—	(7)
Class C	—	(2)
Class IS	—	(5,319)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(7,429)
Capital Share Transactions:(1)
Class I:
Subscribed	2,413	32,011
Distributions Reinvested	—	1,893
Redeemed	(35,784)	(227,702)
Class A:
Subscribed	300	340
Distributions Reinvested	—	84
Redeemed	(1,130)	(4,343)
Class L:
Exchanged	—	101
Distributions Reinvested	—	7
Redeemed	—	(723)
Class C:
Subscribed	288	—
Distributions Reinvested	—	2
Redeemed	(185)	(99)
Class IS:
Subscribed	2,936	44,467
Distributions Reinvested	—	5,311
Redeemed	(209,036)	(122,338)
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(240,198)	(270,989)
Total Decrease in Net Assets	(209,200)	(378,258)
Net Assets:
Beginning of Period	308,045	686,303
End of Period	$98,845	$308,045

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	272	4,347
Shares Issued on Distributions Reinvested	—	229
Shares Redeemed	(3,846)	(27,050)
Net Decrease in Class I Shares Outstanding	(3,574)	(22,474)
Class A:
Shares Subscribed	32	43
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(133)	(619)
Net Decrease in Class A Shares Outstanding	(101)	(566)
Class L:
Shares Exchanged	—	15
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(98)
Net Decrease in Class L Shares Outstanding	—	(82)
Class C:
Shares Subscribed	35	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(20)	(13)
Net Increase (Decrease) in Class C Shares Outstanding	15	(13)
Class IS:
Shares Subscribed	349	6,252
Shares Issued on Distributions Reinvested	—	643
Shares Redeemed	(23,679)	(15,958)
Net Decrease in Class IS Shares Outstanding	(23,330)	(9,063)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.26		$9.87		$9.19		$11.13		$10.76		$10.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.15		0.24		0.27		0.25		0.21
Net Realized and Unrealized Gain (Loss)	1.20		(1.57)		1.43		(1.11)		0.80		0.15
Total from Investment Operations	1.30		(1.42)		1.67		(0.84)		1.05		0.36
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.54)		(0.51)		(0.15)		(0.34)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)		(0.53)		(0.04)
Paid-in-Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.19)		(0.99)		(1.10)		(0.68)		(0.40)
Net Asset Value, End of Period	$9.56		$8.26		$9.87		$9.19		$11.13		$10.76
Total Return(3)	15.86	%(8)	(14.33)%		18.35%		(7.92)%		9.73%		3.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,134		$84,874		$323,386		$361,680		$553,319		$471,790
Ratio of Expenses Before Expense Limitation	1.12	%(9)	1.20%		1.05%		1.10%		1.07%		1.04%
Ratio of Expenses After Expense Limitation	1.00	%(4)(9)	1.01	%(4)(6)	1.00	%(4)	1.03	%(4)(5)	1.05	%(4)	1.04	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.98	%(4)(9)	1.00	%(4)	1.00	%(4)	1.03	%(4)	1.05	%(4)	N/A
Ratio of Net Investment Income	2.20	%(4)(9)	1.86	%(4)	2.36	%(4)	2.54	%(4)	2.20	%(4)	1.88	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%		39%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1,2018, the maximum ratio was 1.05% for Class I shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.25		$9.85		$9.17		$11.10		$10.71		$10.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.13		0.21		0.23		0.17		0.17
Net Realized and Unrealized Gain (Loss)	1.21		(1.58)		1.41		(1.10)		0.84		0.16
Total from Investment Operations	1.29		(1.45)		1.62		(0.87)		1.01		0.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.49)		(0.47)		(0.09)		(0.30)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)		(0.53)		(0.04)
Paid-in-Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.15)		(0.94)		(1.06)		(0.62)		(0.36)
Net Asset Value, End of Period	$9.54		$8.25		$9.85		$9.17		$11.10		$10.71
Total Return(3)	15.64	%(8)	(14.65)%		17.90%		(8.19)%		9.44%		3.12%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,027		$4,316		$10,728		$12,775		$17,701		$92,730
Ratio of Expenses Before Expense Limitation	1.94	%(9)	1.90%		1.37%		1.39%		N/A		1.36%
Ratio of Expenses After Expense Limitation	1.37	%(4)(6)(9)	1.36	%(4)(6)	1.35	%(4)	1.38	%(4)(5)	1.35	%(4)	1.35	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(4)(9)	1.35	%(4)	1.35	%(4)	1.38	%(4)	1.35	%(4)	N/A
Ratio of Net Investment Income	1.84	%(4)(9)	1.63	%(4)	2.00	%(4)	2.18	%(4)	1.55	%(4)	1.51	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%		39%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1,2018, the maximum ratio was 1.40% for Class A shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.18		$9.75		$9.09		$11.01		$10.64		$10.61
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.08		0.16		0.17		0.14		0.12
Net Realized and Unrealized Gain (Loss)	1.20		(1.56)		1.40		(1.09)		0.81		0.16
Total from Investment Operations	1.26		(1.48)		1.56		(0.92)		0.95		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.45)		(0.41)		(0.05)		(0.19)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)		(0.53)		(0.04)
Paid-in-Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.09)		(0.90)		(1.00)		(0.58)		(0.25)
Net Asset Value, End of Period	$9.44		$8.18		$9.75		$9.09		$11.01		$10.64
Total Return(3)	15.40	%(8)	(15.17)%		17.37%		(8.74)%		8.89%		2.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$602		$522		$1,419		$1,220		$1,344		$1,483
Ratio of Expenses Before Expense Limitation	2.20	%(9)	2.08%		1.91%		2.02%		1.93%		1.82%
Ratio of Expenses After Expense Limitation	1.87	%(4)(6)(9)	1.86	%(4)(6)	1.85	%(4)	1.88	%(4)(5)	1.90	%(4)	1.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(4)(9)	1.85	%(4)	1.85	%(4)	1.88	%(4)	1.90	%(4)	N/A
Ratio of Net Investment Income	1.43	%(4)(9)	1.07	%(4)	1.54	%(4)	1.64	%(4)	1.32	%(4)	1.07	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%		39%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1,2018, the maximum ratio was 1.90% for Class L shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.01		$9.56		$8.92		$10.83		$10.49		$10.56
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.08		0.13		0.16		0.12		0.08
Net Realized and Unrealized Gain (Loss)	1.15		(1.54)		1.37		(1.09)		0.78		0.16
Total from Investment Operations	1.21		(1.46)		1.50		(0.93)		0.90		0.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.41)		(0.39)		(0.03)		(0.25)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)		(0.53)		(0.04)
Paid-in-Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.09)		(0.86)		(0.98)		(0.56)		(0.31)
Net Asset Value, End of Period	$9.22		$8.01		$9.56		$8.92		$10.83		$10.49
Total Return(3)	15.11	%(8)	(15.26)%		16.98%		(8.93)%		8.54%		2.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$393		$225		$397		$428		$327		$305
Ratio of Expenses Before Expense Limitation	2.60	%(9)	2.96%		2.51%		2.47%		2.69%		2.86%
Ratio of Expenses After Expense Limitation	2.12	%(4)(6)(9)	2.11	%(4)(6)	2.10	%(4)	2.12	%(4)(5)	2.15	%(4)	2.15	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(4)(9)	2.10	%(4)	2.10	%(4)	2.12	%(4)	2.15	%(4)	N/A
Ratio of Net Investment Income	1.44	%(4)(9)	1.00	%(4)	1.26	%(4)	1.53	%(4)	1.11	%(4)	0.75	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%		39%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.15% for Class C shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.25		$9.87		$9.19		$11.13		$10.76		$10.81
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.17		0.25		0.28		0.25		0.22
Net Realized and Unrealized Gain (Loss)	1.23		(1.59)		1.43		(1.11)		0.81		0.15
Total from Investment Operations	1.31		(1.42)		1.68		(0.83)		1.06		0.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.55)		(0.52)		(0.16)		(0.36)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)		(0.53)		(0.04)
Paid-in-Capital	—		—		—		—		—		(0.02)
Total Distributions	—		(0.20)		(1.00)		(1.11)		(0.69)		(0.42)
Net Asset Value, End of Period	$9.56		$8.25		$9.87		$9.19		$11.13		$10.76
Total Return(3)	15.88	%(8)	(14.36)%		18.43%		(7.83)%		9.80%		3.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,679		$218,100		$350,363		$517,658		$1,049,646		$1,255,498
Ratio of Expenses Before Expense Limitation	1.07	%(9)	1.01%		0.94%		N/A		N/A		0.97%
Ratio of Expenses After Expense Limitation	0.95	%(4)(6)(9)	0.95	%(4)(6)	0.94	%(4)	0.95	%(4)(5)	0.97	%(4)	0.96	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(4)(9)	0.94	%(4)	0.94	%(4)	0.95	%(4)	0.97	%(4)	N/A
Ratio of Net Investment Income	1.91	%(4)(9)	2.21	%(4)	2.41	%(4)	2.58	%(4)	2.26	%(4)	2.01	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%		39%		26%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IS shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$8.25		$9.87		$9.19		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.18		0.25		0.23
Net Realized and Unrealized Gain (Loss)	1.21		(1.60)		1.43		(1.02)
Total from Investment Operations	1.31		(1.42)		1.68		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.55)		(0.52)
Net Realized Gain	—		(0.08)		(0.45)		(0.59)
Total Distributions	—		(0.20)		(1.00)		(1.11)
Net Asset Value, End of Period	$9.56		$8.25		$9.87		$9.19
Total Return(3)	15.88	%(8)	(14.36)%		18.44%		(7.49	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10		$8		$10		$8
Ratio of Expenses Before Expense Limitation	20.25	%(9)	26.07%		21.38%		18.72	%(9)
Ratio of Expenses After Expense Limitation	0.96	%(4)(6)(9)	0.95	%(4)(6)	0.94	%(4)	0.94	%(4)(5)(9)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(4)(9)	0.94	%(4)	0.94	%(4)	N/A
Ratio of Net Investment Income	2.36	%(4)(9)	2.37	%(4)	2.45	%(4)	3.94	%(4)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	77	%(8)	51%		24%		38%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IR shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$22,041	$—	$—	$22,041
Health Care	11,197	—	—	11,197
Industrial	10,561	—	129	10,690
Industrial/Office Mixed	863	—	—	863
Lodging/Resorts	3,328	—	—	3,328
Office	11,479	—	—	11,479
Residential	15,350	—	18	15,368
Retail	15,114	—	—	15,114
Self Storage	5,992	—	—	5,992
Specialty	2,544	—	—	2,544
Total Common Stocks	98,469	—	147	98,616
Short-Term Investments
Investment Company	1,698	—	—	1,698
Repurchase Agreements	—	180	—	180
Total Short-Term Investments	1,698	180	—	1,878
Total Assets	$100,167	$180	$147	$100,494

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$144
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	3
Realized gains (losses)	—
Ending Balance	$147
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$3

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$147	Reported Capital balance,
adjustments for NAV practical
expedient; including adjustments
for subsequent Capital Calls,
Return of Capital and Significant
Market Changes between
last Capital Statement
	and Valuation Date	Adjusted Capital Balance
	Market Transaction Method	Transaction Valuation	$0.001	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,096	(a)	$—	$(2,096	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $1,221,000, of which approximately $1,187,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $34,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,000,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,221	$—	$—	$—	$1,221
Total Borrowings	$1,221	$—	$—	$—	$1,221
Gross amount of recognized liabilities for securities lending transactions					$1,221

6.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2021, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000, which represents 93.0% of the commitment.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.68% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $125,000 of advisory fees were waived and approximately $13,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $162,801,000 and $396,514,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,325	$32,083	$35,710	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$1,698

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,300	$3,129	$37,385	$26,549

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2	$(2)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,196	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,772,000 and $22,797,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.0%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share
29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
3689482 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$1,086.90	$1,020.33	$4.66	$4.51	0.90%
Global Sustain Portfolio Class A	1,000.00	1,085.40	1,018.89	6.15	5.96	1.19
Global Sustain Portfolio Class L	1,000.00	1,082.30	1,016.12	9.04	8.75	1.75
Global Sustain Portfolio Class C	1,000.00	1,081.60	1,015.12	10.06	9.74	1.95
Global Sustain Portfolio Class IS	1,000.00	1,087.50	1,020.58	4.40	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Canada (3.2%)
Constellation Software, Inc.	1,736	$2,629
France (1.6%)
L'Oreal SA (BSRM)	2,829	1,261
Germany (10.6%)
Deutsche Boerse AG	5,287	923
Henkel AG & Co., KGaA (Preference)	32,701	3,452
SAP SE	30,211	4,257
		8,632
Hong Kong (1.7%)
AIA Group Ltd.	111,600	1,387
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,567	2,111
United Kingdom (9.1%)
Experian PLC	14,342	553
Prudential PLC	59,987	1,140
Reckitt Benckiser Group PLC	50,745	4,490
RELX PLC (LSE)	43,800	1,163
		7,346
United States (68.8%)
Abbott Laboratories	26,076	3,023
Accenture PLC, Class A	11,779	3,472
Alphabet, Inc., Class A (a)	1,125	2,747
Amphenol Corp., Class A	19,408	1,328
Automatic Data Processing, Inc.	14,602	2,900
Baxter International, Inc.	39,212	3,157
Becton Dickinson & Co.	12,947	3,149
Cerner Corp.	18,035	1,410
Coca-Cola Co. (The)	14,336	776
Danaher Corp.	11,257	3,021
Estee Lauder Cos., Inc. (The), Class A	2,473	787
Factset Research Systems, Inc.	1,107	371
Fidelity National Information Services, Inc.	11,123	1,576
Intercontinental Exchange, Inc.	15,985	1,897
Medtronic PLC	24,245	3,009
Microsoft Corp.	23,289	6,309
Moody's Corp.	1,388	503
NIKE, Inc., Class B	5,549	857
Procter & Gamble Co. (The)	19,693	2,657
Roper Technologies, Inc.	3,594	1,690
Stanley Black & Decker, Inc.	8,203	1,681
Texas Instruments, Inc.	6,760	1,300
Thermo Fisher Scientific, Inc.	5,457	2,753
Visa, Inc., Class A	19,096	4,465
Zoetis, Inc.	4,834	901
		55,739
Total Common Stocks (Cost $63,049)		79,105
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,002)	2,002,383	$2,002
Total Investments (100.1%) (Cost $65,051) (b)		81,107
Liabilities in Excess of Other Assets (–0.1%)		(69)
Net Assets (100.0%)		$81,038

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $16,124,000 and the aggregate gross unrealized depreciation is approximately $68,000, resulting in net unrealized appreciation of approximately $16,056,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.4%
Health Care Equipment & Supplies	18.9
Software	16.3
Information Technology Services	15.3
Household Products	13.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $63,049)	$79,105
Investment in Security of Affiliated Issuer, at Value (Cost $2,002)	2,002
Total Investments in Securities, at Value (Cost $65,051)	81,107
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	75
Receivable for Investments Sold	72
Dividends Receivable	70
Tax Reclaim Receivable	38
Receivable from Affiliate	—	@
Other Assets	56
Total Assets	81,419
Liabilities:
Payable for Investments Purchased	140
Payable for Fund Shares Redeemed	95
Payable for Advisory Fees	84
Payable for Professional Fees	38
Payable for Custodian Fees	8
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Administration Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	4
Total Liabilities	381
Net Assets	$81,038
Net Assets Consist of:
Paid-in-Capital	$64,027
Total Distributable Earnings	17,011
Net Assets	$81,038

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$53,556
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,972,971
Net Asset Value, Offering and Redemption Price Per Share	$18.01
CLASS A:
Net Assets	$8,080
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	450,782
Net Asset Value, Redemption Price Per Share	$17.92
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.99
Maximum Offering Price Per Share	$18.91
CLASS L:
Net Assets	$1,564
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	88,726
Net Asset Value, Offering and Redemption Price Per Share	$17.62
CLASS C:
Net Assets	$4,488
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	260,373
Net Asset Value, Offering and Redemption Price Per Share	$17.24
CLASS IS:
Net Assets	$13,350
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	740,976
Net Asset Value, Offering and Redemption Price Per Share	$18.02

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $28 of Foreign Taxes Withheld)	$661
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	661
Expenses:
Advisory Fees (Note B)	239
Professional Fees	56
Shareholder Services Fees — Class A (Note D)	8
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	21
Administration Fees (Note C)	27
Registration Fees	25
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Custodian Fees (Note F)	12
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	6
Total Expenses	433
Waiver of Advisory Fees (Note B)	(85)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	342
Net Investment Income	319
Realized Gain:
Investments Sold	738
Foreign Currency Translation	8
Net Realized Gain	746
Change in Unrealized Appreciation (Depreciation):
Investments	4,737
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	4,736
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,482
Net Increase in Net Assets Resulting from Operations	$5,801

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$319	$153
Net Realized Gain	746	1,121
Net Change in Unrealized Appreciation (Depreciation)	4,736	5,686
Net Increase in Net Assets Resulting from Operations	5,801	6,960
Dividends and Distributions to Shareholders:
Class I	—	(849)
Class A	—	(94)
Class L	—	(32)
Class C	—	(81)
Class IS	—	(234)
Total Dividends and Distributions to Shareholders	—	(1,290)
Capital Share Transactions:(1)
Class I:
Subscribed	18,690	22,492
Distributions Reinvested	—	849
Redeemed	(2,913)	(7,634)
Class A:
Subscribed	3,140	2,257
Distributions Reinvested	—	94
Redeemed	(464)	(857)
Class L:
Exchanged	91	34
Distributions Reinvested	—	32
Redeemed	(94)	(220)
Class C:
Subscribed	1,016	776
Distributions Reinvested	—	81
Redeemed	(462)	(540)
Class IS:
Subscribed	3,000	501
Distributions Reinvested	—	234
Redeemed	(— @)	(— @)
Net Increase in Net Assets Resulting from Capital Share Transactions	22,004	18,099
Total Increase in Net Assets	27,805	23,769
Net Assets:
Beginning of Period	53,233	29,464
End of Period	$81,038	$53,233

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,088	1,528
Shares Issued on Distributions Reinvested	—	52
Shares Redeemed	(169)	(532)
Net Increase in Class I Shares Outstanding	919	1,048
Class A:
Shares Subscribed	185	148
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(27)	(63)
Net Increase in Class A Shares Outstanding	158	91
Class L:
Shares Exchanged	5	2
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(5)	(15)
Net Increase (Decrease) in Class L Shares Outstanding	— @@	(11)
Class C:
Shares Subscribed	62	54
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(27)	(36)
Net Increase in Class C Shares Outstanding	35	23
Class IS:
Shares Subscribed	179	40
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class IS Shares Outstanding	179	54

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.57		$14.66		$11.58		$12.47		$10.81		$11.43
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.08		0.09		0.12		0.13		0.17
Net Realized and Unrealized Gain (Loss)	1.35		2.25		3.38		(0.04)		2.35		0.29
Total from Investment Operations	1.44		2.33		3.47		0.08		2.48		0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.08)		(0.07)		(0.13)		(0.20)
Net Realized Gain	—		(0.36)		(0.31)		(0.90)		(0.69)		(0.88)
Total Distributions	—		(0.42)		(0.39)		(0.97)		(0.82)		(1.08)
Net Asset Value, End of Period	$18.01		$16.57		$14.66		$11.58		$12.47		$10.81
Total Return(3)	8.69	%(7)	15.96%		30.03%		0.60%		22.86%		4.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,556		$34,042		$14,756		$5,891		$5,334		$3,993
Ratio of Expenses Before Expense Limitation	1.17	%(8)	1.45%		1.92%		2.86%		3.54%		2.45%
Ratio of Expenses After Expense Limitation	0.90	%(4)(8)	0.90	%(4)	0.90	%(4)	0.93	%(4)(5)	1.00	%(4)	0.99	%(4)
Ratio of Net Investment Income	1.04	%(4)(8)	0.52	%(4)	0.68	%(4)	0.97	%(4)	1.10	%(4)	1.46	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	8	%(7)	20%		14%		76%		39%		35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.51		$14.62		$11.56		$12.44		$10.79		$11.40
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.03		0.05		0.07		0.08		0.11
Net Realized and Unrealized Gain (Loss)	1.35		2.23		3.36		(0.03)		2.35		0.32
Total from Investment Operations	1.41		2.26		3.41		0.04		2.43		0.43
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.04)		(0.02)		(0.09)		(0.16)
Net Realized Gain	—		(0.36)		(0.31)		(0.90)		(0.69)		(0.88)
Total Distributions	—		(0.37)		(0.35)		(0.92)		(0.78)		(1.04)
Net Asset Value, End of Period	$17.92		$16.51		$14.62		$11.56		$12.44		$10.79
Total Return(3)	8.54	%(7)	15.53%		29.53%		0.26%		22.45%		3.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,080		$4,839		$2,949		$1,872		$2,243		$2,182
Ratio of Expenses Before Expense Limitation	1.44	%(8)	1.76%		2.25%		3.21%		3.90%		2.85%
Ratio of Expenses After Expense Limitation	1.19	%(4)(8)	1.24	%(4)	1.25	%(4)	1.28	%(4)(5)	1.35	%(4)	1.33	%(4)
Ratio of Net Investment Income	0.73	%(4)(8)	0.17	%(4)	0.35	%(4)	0.57	%(4)	0.66	%(4)	0.98	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	8	%(7)	20%		14%		76%		39%		35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.28		$14.48		$11.47		$12.41		$10.76		$11.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.05)		(0.01)		0.01		0.03		0.06
Net Realized and Unrealized Gain (Loss)	1.33		2.21		3.33		(0.04)		2.32		0.31
Total from Investment Operations	1.34		2.16		3.32		(0.03)		2.35		0.37
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.01)		(0.10)
Net Realized Gain	—		(0.36)		(0.31)		(0.90)		(0.69)		(0.88)
Total Distributions	—		(0.36)		(0.31)		(0.91)		(0.70)		(0.98)
Net Asset Value, End of Period	$17.62		$16.28		$14.48		$11.47		$12.41		$10.76
Total Return(3)	8.23	%(7)	14.97%		28.87%		(0.25)%		21.80%		3.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,564		$1,441		$1,437		$1,365		$1,611		$2,194
Ratio of Expenses Before Expense Limitation	2.02	%(8)	2.32%		2.77%		3.73%		4.39%		3.35%
Ratio of Expenses After Expense Limitation	1.75	%(4)(8)	1.75	%(4)	1.75	%(4)	1.78	%(4)(5)	1.85	%(4)	1.81	%(4)
Ratio of Net Investment Income (Loss)	0.18	%(4)(8)	(0.33	)%(4)	(0.09	)%(4)	0.04	%(4)	0.24	%(4)	0.52	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	8	%(7)	20%		14%		76%		39%		35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$15.94		$14.22		$11.30		$12.26		$10.67		$11.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	(0.08)		(0.05)		(0.03)		(0.01)		0.02
Net Realized and Unrealized Gain (Loss)	1.30		2.16		3.28		(0.02)		2.30		0.32
Total from Investment Operations	1.30		2.08		3.23		(0.05)		2.29		0.34
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.01)		(0.09)
Net Realized Gain	—		(0.36)		(0.31)		(0.90)		(0.69)		(0.88)
Total Distributions	—		(0.36)		(0.31)		(0.91)		(0.70)		(0.97)
Net Asset Value, End of Period	$17.24		$15.94		$14.22		$11.30		$12.26		$10.67
Total Return(4)	8.16	%(8)	14.68%		28.63%		(0.50)%		21.46%		3.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,488		$3,594		$2,872		$1,846		$1,430		$819
Ratio of Expenses Before Expense Limitation	2.21	%(9)	2.51%		2.97%		4.00%		4.71%		3.83%
Ratio of Expenses After Expense Limitation	1.95	%(5)(9)	1.99	%(5)	1.98	%(5)	2.02	%(5)(6)	2.10	%(5)	2.10	%(5)
Ratio of Net Investment Income (Loss)	(0.02	)%(5)(9)	(0.56	)%(5)	(0.38	)%(5)	(0.24	)%(5)	(0.06	)%(5)	0.17	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	8	%(8)	20%		14%		76%		39%		35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Global Sustain Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.57		$14.66		$11.58		$12.47		$10.81		$11.43
Income from Investment Operations:
Net Investment Income(2)	0.09		0.09		0.11		0.05		0.14		0.16
Net Realized and Unrealized Gain	1.36		2.25		3.37		0.04		2.34		0.31
Total from Investment Operations	1.45		2.34		3.48		0.09		2.48		0.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.09)		(0.08)		(0.13)		(0.21)
Net Realized Gain	—		(0.36)		(0.31)		(0.90)		(0.69)		(0.88)
Total Distributions	—		(0.43)		(0.40)		(0.98)		(0.82)		(1.09)
Net Asset Value, End of Period	$18.02		$16.57		$14.66		$11.58		$12.47		$10.81
Total Return(3)	8.75	%(7)	16.00%		30.08%		0.66%		22.91%		4.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,350		$9,317		$7,450		$4,847		$12		$11
Ratio of Expenses Before Expense Limitation	1.12	%(8)	1.41%		1.88%		3.12%		19.10%		19.36%
Ratio of Expenses After Expense Limitation	0.85	%(4)(8)	0.85	%(4)	0.85	%(4)	0.85	%(4)(5)	0.95	%(4)	0.95	%(4)
Ratio of Net Investment Income	1.08	%(4)(8)	0.58	%(4)	0.79	%(4)	0.41	%(4)	1.15	%(4)	1.35	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	8	%(7)	20%		14%		76%		39%		35%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class IS shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Sustain Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$776	$—	$—	$776
Capital Markets	3,694	—	—	3,694
Electronic Equipment, Instruments & Components	1,328	—	—	1,328
Health Care Equipment & Supplies	15,359	—	—	15,359
Health Care Technology	1,410	—	—	1,410
Household Products	10,599	—	—	10,599

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Industrial Conglomerates	$1,690	$—	$—	$1,690
Information Technology Services	12,413	—	—	12,413
Insurance	2,527	—	—	2,527
Interactive Media & Services	2,747	—	—	2,747
Life Sciences Tools & Services	2,753	—	—	2,753
Machinery	1,681	—	—	1,681
Personal Products	2,048	—	—	2,048
Pharmaceuticals	901	—	—	901
Professional Services	1,716	—	—	1,716
Semiconductors & Semiconductor Equipment	3,411	—	—	3,411
Software	13,195	—	—	13,195
Textiles, Apparel & Luxury Goods	857	—	—	857
Total Common Stocks	79,105	—	—	79,105
Short-Term Investment
Investment Company	2,002	—	—	2,002
Total Assets	$81,107	$—	$—	$81,107

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $85,000 of advisory fees were waived and approximately $5,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $26,821,000 and $5,091,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,423	$22,338	$21,759	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$2,002

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$161	$1,129	$294	$445

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$147

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three-, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
3689448 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	18
Investment Advisory Agreement Approval	30
Liquidity Risk Management Program	32
U.S. Customer Privacy Notice	33
Director and Officer Information	36

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,130.00	$1,022.17	$2.80	$2.66	0.53%
Growth Portfolio Class A	1,000.00	1,128.60	1,020.88	4.17	3.96	0.79
Growth Portfolio Class L	1,000.00	1,125.90	1,018.50	6.69	6.36	1.27
Growth Portfolio Class C	1,000.00	1,124.50	1,017.26	8.01	7.60	1.52
Growth Portfolio Class IS	1,000.00	1,130.40	1,022.51	2.43	2.31	0.46
Growth Portfolio Class IR	1,000.00	1,130.40	1,022.51	2.43	2.31	0.46

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	417,835	$70,831
Moderna, Inc. (a)	1,442,747	339,017
		409,848
Entertainment (7.7%)
ROBLOX Corp., Class A (a)	5,358,356	482,145
Sea Ltd. ADR (Singapore) (a)	1,017,290	279,348
Spotify Technology SA (a)	2,606,380	718,292
		1,479,785
Health Care Equipment & Supplies (3.1%)
DexCom, Inc. (a)	735,534	314,073
Intuitive Surgical, Inc. (a)	304,696	280,211
		594,284
Health Care Providers & Services (0.7%)
Guardant Health, Inc. (a)	1,124,569	139,660
Health Care Technology (5.1%)
Agilon Health Topco, Inc. (a)(b)	6,618,800	256,441
Veeva Systems, Inc., Class A (a)	2,331,726	725,050
		981,491
Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A (a)	624,224	95,594
Information Technology Services (24.8%)
Adyen N.V. (Netherlands) (a)	110,799	270,708
Fastly, Inc., Class A (a)	1,776,664	105,889
MongoDB, Inc. (a)	828,148	299,392
Okta, Inc. (a)	2,056,298	503,135
Shopify, Inc., Class A (Canada) (a)	806,538	1,178,335
Snowflake, Inc., Class A (a)	2,814,406	680,523
Square, Inc., Class A (a)	3,991,714	973,180
Twilio, Inc., Class A (a)	1,867,857	736,235
		4,747,397
Interactive Media & Services (15.4%)
Pinterest, Inc., Class A (a)	6,702,135	529,133
Snap, Inc., Class A (a)	14,363,879	978,755
Twitter, Inc. (a)	14,284,459	982,913
Zillow Group, Inc., Class C (a)	3,701,699	452,422
		2,943,223
Internet & Direct Marketing Retail (5.7%)
Amazon.com, Inc. (a)	78,483	269,994
Chewy, Inc., Class A (a)	439,324	35,018
DoorDash, Inc., Class A (a)	1,909,772	340,570
Wayfair, Inc., Class A (a)	1,410,971	445,458
		1,091,040
Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	978,190	191,549
Illumina, Inc. (a)	416,185	196,943
		388,492
Metals & Mining (0.3%)
Royal Gold, Inc.	439,397	50,135
	Shares	Value (000)
Pharmaceuticals (2.0%)
Royalty Pharma PLC, Class A	9,521,771	$390,297
Road & Rail (2.4%)
Uber Technologies, Inc. (a)	9,256,580	463,940
Semiconductors & Semiconductor Equipment (2.6%)
NVIDIA Corp.	628,456	502,828
Software (19.1%)
Cloudflare, Inc., Class A (a)	7,963,198	842,825
Coupa Software, Inc. (a)	1,262,290	330,859
Crowdstrike Holdings, Inc., Class A (a)	1,170,349	294,120
Datadog, Inc., Class A (a)	3,185,166	331,512
DocuSign, Inc. (a)	1,050,784	293,768
Trade Desk, Inc. (The), Class A (a)	4,668,240	361,135
Unity Software, Inc. (a)	2,628,368	288,674
Zoom Video Communications, Inc., Class A (a)	2,374,692	919,077
		3,661,970
Specialty Retail (2.9%)
Carvana Co. (a)	1,818,070	548,730
Total Common Stocks (Cost $9,615,854)		18,488,714
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $107,014)	2,130,153	63,500
Preferred Stock (0.0%) (c)
Electronic Equipment, Instruments & Components (0.0%) (c)
Magic Leap Series C (a)(d)(e) (acquisition cost — $18,812; acquired 12/22/15) (Cost $18,812)	816,725	—
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $608,197)	608,196,955	608,197
Total Investments Excluding Purchased Options (100.0%) (Cost $10,349,877)		19,160,411
Total Purchased Options Outstanding (0.0%) (c) (Cost $74,111)		4,214
Total Investments (100.0%) (Cost $10,423,988) (f)(g)		19,164,625
Liabilities in Excess of Other Assets (0.0%) (c)		(4,872)
Net Assets (100.0%)		$19,159,753

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Soaring Eagle Acquisition Corp.	Ginkgo Bioworks, Inc. (a)(d)(e)(h)(i)	$42,515,760	12/31/21	$(6,098)	(0.03)%

(a)  Non-income producing security.

(b)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $256,441,000, which represents 1.3% of net assets of the Fund.

(c)  Amount is less than 0.05%.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $(6,098,000) and represents less than (0.05)% of net assets.

(e)  At June 30, 2021, the Fund held a fair valued derivative contract valued at approximately $(6,098,000), representing less than (0.05)% of net assets. This holding have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,024,626,000 and the aggregate gross unrealized depreciation is approximately $290,087,000, resulting in net unrealized appreciation of approximately $8,734,539,000.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,251,576 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination Ginkgo Bioworks, Inc., and Soaring Eagle Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	2,209,996,914	2,209,997	$5	$13,383	$(13,378)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	3,240,675,472	3,240,675	1,342	17,299	(15,957)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	2,625,404,928	2,625,405	260	14,258	(13,998)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	3,297,576,823	3,297,577	2,605	16,379	(13,774)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	2,411,798,894	2,411,799	2	12,792	(12,790)
							$4,214	$74,111	$(69,897)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	24.8%
Other*	22.2
Software	19.1
Interactive Media & Services	15.4
Entertainment	7.7
Internet & Direct Marketing Retail	5.7
Health Care Technology	5.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized depreciation of approximately $6,098,000.
The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,815,791)	$18,556,428
Investment in Security of Affiliated Issuer, at Value (Cost $608,197)	608,197
Total Investments in Securities, at Value (Cost $10,423,988)	19,164,625
Foreign Currency, at Value (Cost —@)	—	@
Receivable for Investments Sold	22,759
Receivable for Fund Shares Sold	15,509
Dividends Receivable	152
Receivable from Affiliate	5
Other Assets	2,037
Total Assets	19,205,087
Liabilities:
Payable for Advisory Fees	15,878
Payable for Fund Shares Redeemed	14,917
Due to Broker	4,705
Payable for Shareholder Services Fees — Class A	1,215
Payable for Distribution and Shareholder Services Fees — Class L	106
Payable for Distribution and Shareholder Services Fees — Class C	475
Payable for Administration Fees	1,179
Payable for Custodian Fees	103
Payable for Professional Fees	78
Payable for Organization Costs for Subsidiary	56
Payable for Transfer Agency Fees — Class I	18
Payable for Transfer Agency Fees — Class A	22
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Directors' Fees and Expenses	39
Payable for Sub Transfer Agency Fees — Class L	8
Unrealized Depreciation on Derivative Contract — PIPE	6,098
Other Liabilities	432
Total Liabilities	45,334
Net Assets	$19,159,753
Net Assets Consist of:
Paid-in-Capital	$8,026,653
Total Distributable Earnings	11,133,100
Net Assets	$19,159,753

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$7,601,681
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	73,542,008
Net Asset Value, Offering and Redemption Price Per Share	$103.37
CLASS A:
Net Assets	$6,319,096
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,634,141
Net Asset Value, Redemption Price Per Share	$96.28
Maximum Sales Load	5.25%
Maximum Sales Charge	$5.33
Maximum Offering Price Per Share	$101.61
CLASS L:
Net Assets	$182,665
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,057,494
Net Asset Value, Offering and Redemption Price Per Share	$88.78
CLASS C:
Net Assets	$617,417
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,085,984
Net Asset Value, Offering and Redemption Price Per Share	$87.13
CLASS IS:
Net Assets	$4,112,826
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	39,368,142
Net Asset Value, Offering and Redemption Price Per Share	$104.47
CLASS IR:
Net Assets	$326,068
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,121,416
Net Asset Value, Offering and Redemption Price Per Share	$104.46

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4,089
Income from Securities Loaned — Net	183
Dividends from Security of Affiliated Issuer (Note G)	39
Total Investment Income	4,311
Expenses:
Advisory Fees (Note B)	32,251
Shareholder Services Fees — Class A (Note D)	7,211
Distribution and Shareholder Services Fees — Class L (Note D)	647
Distribution and Shareholder Services Fees — Class C (Note D)	2,753
Administration Fees (Note C)	7,032
Sub Transfer Agency Fees — Class I	2,505
Sub Transfer Agency Fees — Class A	2,238
Sub Transfer Agency Fees — Class L	46
Sub Transfer Agency Fees — Class C	173
Registration Fees	427
Transfer Agency Fees — Class I (Note E)	56
Transfer Agency Fees — Class A (Note E)	79
Transfer Agency Fees — Class L (Note E)	7
Transfer Agency Fees — Class C (Note E)	9
Transfer Agency Fees — Class IS (Note E)	4
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	140
Shareholder Reporting Fees	136
Directors' Fees and Expenses	99
Organization Costs for Subsidiary	56
Professional Fees	53
Pricing Fees	2
Other Expenses	128
Total Expenses	56,053
Rebate from Morgan Stanley Affiliate (Note G)	(234)
Net Expenses	55,819
Net Investment Loss	(51,508)
Realized Gain (Loss):
Investments Sold	1,441,832
Foreign Currency Translation	(3)
Net Realized Gain	1,441,829
Change in Unrealized Appreciation (Depreciation):
Investments	740,786
Foreign Currency Translation	(1)
Derivative Contract — PIPE	(6,098)
Net Change in Unrealized Appreciation (Depreciation)	734,687
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,176,516
Net Increase in Net Assets Resulting from Operations	$2,125,008

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(51,508)	$(70,702)
Net Realized Gain	1,441,829	2,508,141
Net Change in Unrealized Appreciation (Depreciation)	734,687	6,284,985
Net Increase in Net Assets Resulting from Operations	2,125,008	8,722,424
Dividends and Distributions to Shareholders:
Class I	—	(587,891)
Class A	—	(492,476)
Class L	—	(17,295)
Class C	—	(50,352)
Class IS	—	(318,382)
Class IR	—	(33,066)
Total Dividends and Distributions to Shareholders	—	(1,499,462)
Capital Share Transactions:(1)
Class I:
Subscribed	1,634,233	3,068,441
Distributions Reinvested	—	494,117
Redeemed	(1,692,590)	(2,048,941)
Class A:
Subscribed	1,065,355	1,320,428
Distributions Reinvested	— @	474,626
Redeemed	(900,105)	(987,191)
Class L:
Exchanged	21	149
Distributions Reinvested	—	16,955
Redeemed	(11,401)	(18,219)
Class C:
Subscribed	90,442	192,797
Distributions Reinvested	—	44,778
Redeemed	(52,592)	(71,959)
Class IS:
Subscribed	236,872	701,960
Distributions Reinvested	—	315,802
Redeemed	(334,903)	(456,386)
Class IR:
Subscribed	24,156	27,158
Distributions Reinvested	—	33,066
Redeemed	(128,416)	(155,705)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(68,928)	2,951,876
Total Increase in Net Assets	2,056,080	10,174,838
Net Assets:
Beginning of Period	17,103,673	6,928,835
End of Period	$19,159,753	$17,103,673

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Growth Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	17,180	45,741
Shares Issued on Distributions Reinvested	—	5,306
Shares Redeemed	(18,158)	(29,210)
Net Increase (Decrease) in Class I Shares Outstanding	(978)	21,837
Class A:
Shares Subscribed	11,950	18,846
Shares Issued on Distributions Reinvested	— @@	5,465
Shares Redeemed	(10,386)	(15,307)
Net Increase in Class A Shares Outstanding	1,564	9,004
Class L:
Shares Exchanged	1	2
Shares Issued on Distributions Reinvested	—	211
Shares Redeemed	(141)	(297)
Net Decrease in Class L Shares Outstanding	(140)	(84)
Class C:
Shares Subscribed	1,119	3,122
Shares Issued on Distributions Reinvested	—	567
Shares Redeemed	(669)	(1,187)
Net Increase in Class C Shares Outstanding	450	2,502
Class IS:
Shares Subscribed	2,450	10,266
Shares Issued on Distributions Reinvested	—	3,357
Shares Redeemed	(3,590)	(6,504)
Net Increase (Decrease) in Class IS Shares Outstanding	(1,140)	7,119
Class IR:
Shares Subscribed	256	502
Shares Issued on Distributions Reinvested	—	352
Shares Redeemed	(1,355)	(2,396)
Net Decrease in Class IR Shares Outstanding	(1,099)	(1,542)

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$91.47		$46.33		$41.75		$41.65		$35.19		$40.44
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.23)		(0.38)		(0.19)		(0.08)		(0.11)		0.01
Net Realized and Unrealized Gain (Loss)	12.13		54.08		9.73		3.50		15.39		(0.79)
Total from Investment Operations	11.90		53.70		9.54		3.42		15.28		(0.78)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)		(8.82)		(4.47)
Net Asset Value, End of Period	$103.37		$91.47		$46.33		$41.75		$41.65		$35.19
Total Return(4)	13.00	%(8)	115.57%		23.16%		7.66%		43.83%		(1.91)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,601,681		$6,816,690		$2,440,640		$1,785,893		$991,362		$726,787
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.59%		N/A		N/A		0.63%
Ratio of Expenses After Expense Limitation	0.53	%(5)(9)	0.54	%(5)	0.58	%(5)	0.58	%(5)	0.61	%(5)	0.63	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.58	%(5)	N/A		0.61	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.48	)%(5)(9)	(0.53	)%(5)	(0.38	)%(5)	(0.17	)%(5)	(0.25	)%(5)	0.02	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	60%		87%		41%		55%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to April 7, 2016, the maximum ratio was 0.70% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$85.31		$43.57		$39.61		$39.77		$33.97		$39.31
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.32)		(0.51)		(0.30)		(0.19)		(0.22)		(0.10)
Net Realized and Unrealized Gain (Loss)	11.29		50.81		9.22		3.35		14.84		(0.77)
Total from Investment Operations	10.97		50.30		8.92		3.16		14.62		(0.87)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)		(8.82)		(4.47)
Net Asset Value, End of Period	$96.28		$85.31		$43.57		$39.61		$39.77		$33.97
Total Return(4)	12.86	%(8)	115.09%		22.81%		7.39%		43.45%		(2.21)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,319,096		$5,465,808		$2,399,450		$2,043,706		$1,827,833		$1,376,836
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.84%		N/A		N/A		0.92%
Ratio of Expenses After Expense Limitation	0.79	%(5)(9)	0.79	%(5)	0.83	%(5)	0.84	%(5)	0.88	%(5)	0.92	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.83	%(5)	N/A		0.88	%(5)	N/A
Ratio of Net Investment Loss	(0.74	)%(5)(9)	(0.77	)%(5)	(0.64	)%(5)	(0.43	)%(5)	(0.52	)%(5)	(0.26	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	60%		87%		41%		55%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.005% higher and the Ratio of Net Investment Loss would have been 0.005% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to April 7, 2016, the maximum ratio was 1.05% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$78.85		$40.77		$37.51		$37.99		$32.90		$38.41
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.49)		(0.76)		(0.50)		(0.39)		(0.43)		(0.29)
Net Realized and Unrealized Gain (Loss)	10.42		47.40		8.72		3.23		14.34		(0.75)
Total from Investment Operations	9.93		46.64		8.22		2.84		13.91		(1.04)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)		(8.82)		(4.47)
Net Asset Value, End of Period	$88.78		$78.85		$40.77		$37.51		$37.99		$32.90
Total Return(4)	12.59	%(8)	114.01%		22.22%		6.89%		42.69%		(2.72)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182,665		$173,317		$93,053		$83,818		$90,177		$74,324
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.33%		N/A		N/A		1.45%
Ratio of Expenses After Expense Limitation	1.27	%(5)(9)	1.29	%(5)	1.32	%(5)	1.31	%(5)	1.42	%(5)	1.45	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.32	%(5)	N/A		1.42	%(5)	N/A
Ratio of Net Investment Loss	(1.22	)%(5)(9)	(1.27	)%(5)	(1.12	)%(5)	(0.90	)%(5)	(1.05	)%(5)	(0.79	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	60%		87%		41%		55%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to April 7, 2016, the maximum ratio was 1.55% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$77.49		$40.23		$37.17		$37.76		$32.81		$38.40
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.58)		(0.93)		(0.61)		(0.51)		(0.51)		(0.38)
Net Realized and Unrealized Gain (Loss)	10.22		46.75		8.63		3.24		14.28		(0.74)
Total from Investment Operations	9.64		45.82		8.02		2.73		13.77		(1.12)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)		(8.82)		(4.47)
Net Asset Value, End of Period	$87.13		$77.49		$40.23		$37.17		$37.76		$32.81
Total Return(4)	12.45	%(8)	113.48%		21.91%		6.61%		42.37%		(2.93)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$617,417		$514,190		$166,303		$92,431		$37,524		$16,613
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.59%		N/A		N/A		1.70%
Ratio of Expenses After Expense Limitation	1.52	%(5)(9)	1.53	%(5)	1.58	%(5)	1.57	%(5)	1.63	%(5)	1.70	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.58	%(5)	N/A		1.63%		N/A
Ratio of Net Investment Loss	(1.47	)%(5)(9)	(1.51	)%(5)	(1.38	)%(5)	(1.17	)%(5)	(1.26	)%(5)	(1.04	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	60%		87%		41%		55%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to April 7, 2016, the maximum ratio was 1.80% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$92.42		$46.73		$42.04		$41.89		$35.32		$40.54
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.19)		(0.32)		(0.15)		(0.04)		(0.07)		0.05
Net Realized and Unrealized Gain (Loss)	12.24		54.57		9.80		3.51		15.46		(0.80)
Total from Investment Operations	12.05		54.25		9.65		3.47		15.39		(0.75)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)		(8.82)		(4.47)
Net Asset Value, End of Period	$104.47		$92.42		$46.73		$42.04		$41.89		$35.32
Total Return(4)	13.04	%(8)	115.76%		23.26%		7.74%		43.98%		(1.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,112,826		$3,743,697		$1,560,148		$1,202,659		$1,131,543		$875,021
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.50%		N/A		N/A		0.54%
Ratio of Expenses After Expense Limitation	0.46	%(5)(9)	0.47	%(5)	0.49	%(5)	0.50	%(5)	0.53	%(5)	0.54	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.49	%(5)	N/A		0.53	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.41	)%(5)(9)	(0.45	)%(5)	(0.29	)%(5)	(0.09	)%(5)	(0.16	)%(5)	0.12	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	60%		87%		41%		55%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares. Prior to April 7, 2016, the maximum ratio was 0.67% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$92.41		$46.73		$42.04		$52.16
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.19)		(0.31)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	12.24		54.55		9.80		(6.76)
Total from Investment Operations	12.05		54.24		9.65		(6.80)
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$104.46		$92.41		$46.73		$42.04
Total Return(4)	13.04	%(7)	115.74%		23.26%		(13.48	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$326,068		$389,971		$269,241		$149,578
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.50%		N/A
Ratio of Expenses After Expense Limitation	0.46	%(5)(8)	0.47	%(5)	0.49	%(5)	0.49	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.49	%(5)	N/A
Ratio of Net Investment Loss	(0.41	)%(5)(8)	(0.45	)%(5)	(0.30	)%(5)	(0.14	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	29	%(7)	60%		87%		41%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective May 21, 2021, the Fund suspended offering of Class I, Class A, Class C, Class IS and Class IR shares to new investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $78,129,000 or approximately 0.41% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$409,848	$—	$—	$409,848
Entertainment	1,479,785	—	—	1,479,785
Health Care Equipment & Supplies	594,284	—	—	594,284
Health Care Providers & Services	139,660	—	—	139,660
Health Care Technology	725,050	256,441	—	981,491
Hotels, Restaurants & Leisure	95,594	—	—	95,594
Information Technology Services	4,747,397	—	—	4,747,397
Interactive Media & Services	2,943,223	—	—	2,943,223
Internet & Direct Marketing Retail	1,091,040	—	—	1,091,040
Life Sciences Tools & Services	388,492	—	—	388,492
Metals & Mining	50,135	—	—	50,135
Pharmaceuticals	390,297	—	—	390,297
Road & Rail	463,940	—	—	463,940
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$502,828	$—	$—		$502,828
Software	3,661,970	—	—		3,661,970
Specialty Retail	548,730	—	—		548,730
Total Common Stocks	18,232,273	256,441	—		$18,488,714
Investment Company	63,500	—	—		63,500
Preferred Stock
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Call Option Purchased	—	4,214	—		4,214
Short-Term Investment
Investment Company	608,197	—	—		608,197
Total Assets	18,903,970	260,655	—	†	19,164,625	†
Liabilities:
Derivative Contract — PIPE	—	—	(6,098)		(6,098)
Total	$18,903,970	$260,655	$(6,098	)†	$19,158,527	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)		Derivative Contract — PIPE (000)
Beginning Balance	$39,017		$—	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transactions	—		—		(6,098)
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	(39,017	)††	—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—		$—	†	$(6,098)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—		$—		$(6,098)

†  Includes a security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(6,098)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4,214	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(6,098)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(16,968	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(23,417	)(c)
Equity Risk	Derivative Contract — PIPE	(6,098)
Total		$(29,515)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$4,214	(a)(d)	$—
Derivative Contract — PIPE	—		(6,098	)(e)
Total	$4,214		$(6,098)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$1,607	$—	$(1,607)	$0
Goldman Sachs International	2,605	—	(2,605)	0
Royal Bank of Scotland	2	—	(2)	0
Total	$4,214	$—	$(4,214)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	13,733,168,000
Derivative Contract — PIPE:
Average monthly notional amount	$42,516,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.36% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class IS shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $5,531,680,000 and $4,838,628,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $234,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,375,449	$3,202,411	$3,969,663	$39
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$608,197

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$345,276	$1,154,186	$32,348	$663,719

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$524,779	$522,718

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 27.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

36

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
3689520 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	18
Investment Advisory Agreement Approval	31
Liquidity Risk Management Program	33
U.S. Customer Privacy Notice	34
Director and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Inception Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Inception Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Inception Portfolio Class I	$1,000.00	$1,373.20	$1,019.98	$5.71	$4.86	0.97%
Inception Portfolio Class A	1,000.00	1,372.10	1,018.79	7.12	6.06	1.21
Inception Portfolio Class L	1,000.00	1,367.20	1,015.87	10.56	9.00	1.80
Inception Portfolio Class C	1,000.00	1,366.40	1,015.08	11.50	9.79	1.96
Inception Portfolio Class IS	1,000.00	1,373.50	1,020.23	5.41	4.61	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (84.2%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc. (a)	197,989	$35,004
Biotechnology (5.6%)
4D Molecular Therapeutics, Inc. (a)(b)	239,671	5,771
Abcam PLC ADR (United Kingdom) (a)	564,891	10,756
Allogene Therapeutics, Inc. (a)	217,936	5,684
ATAI Life Sciences N.V. (a)	637,343	11,791
Beam Therapeutics, Inc. (a)	50,887	6,550
C4 Therapeutics, Inc. (a)	149,927	5,673
Century Therapeutics, Inc. (a)	216,664	6,357
Editas Medicine, Inc. (a)	57,844	3,276
Fate Therapeutics, Inc. (a)	62,481	5,423
Graphite Bio, Inc. (a)	169,615	5,212
Intellia Therapeutics, Inc. (a)	136,014	22,022
Lyell Immunopharma, Inc. (a)	1,073,584	17,435
Passage Bio, Inc. (a)	424,481	5,620
Relay Therapeutics, Inc. (a)	151,756	5,553
Sana Biotechnology, Inc. (a)	401,380	7,891
		125,014
Chemicals (1.1%)
Zymergen, Inc. (a)	600,118	24,011
Diversified Holding Companies (5.3%)
ABG Acquisition Corp. I, Class A SPAC (a)	471,282	4,642
Big Sky Growth Partners, Inc. (Units) SPAC (a)(c)	1,016,518	10,155
BowX Acquisition Corp., Class A SPAC (a)(b)	870,863	10,015
CM Life Sciences II, Inc. (Units) SPAC (a)(c)	305,714	4,112
CM Life Sciences III, Inc. (Units) SPAC (a)(c)	192,039	2,103
Digital Transformation Opportunities Corp. (Units) SPAC (a)(c)	187,007	1,851
Dynamics Special Purpose Corp., Class A SPAC (See Note G) (a)	1,892,696	18,813
Gores Holdings VI, Inc., Class A SPAC (a)(b)	1,657,001	26,860
Ribbit LEAP Ltd. (Units) SPAC (a)(c)	588,956	6,543
TCV Acquisition Corp., Class A SPAC (a)	622,080	6,165
TPG Pace Tech Opportunities Corp., Class A SPAC (a)	1,827,402	18,146
USHG Acquisition Corp. (Units) SPAC (a)(c)	1,031,281	10,334
		119,739
Diversified Telecommunication Services (2.4%)
Anterix, Inc. (a)	886,777	53,198
Entertainment (3.7%)
Skillz, Inc. (a)(b)	3,822,551	83,026
Food Products (1.8%)
UTZ Brands, Inc.	1,837,523	40,040
Health Care Equipment & Supplies (3.3%)
Angle PLC (United Kingdom) (a)	9,573,681	18,077
Figs, Inc., Class A (a)	630,853	31,606
Outset Medical, Inc. (a)	133,900	6,692
Penumbra, Inc. (a)	38,743	10,618
Quotient Ltd. (a)	2,185,259	7,954
		74,947
	Shares	Value (000)
Health Care Providers & Services (6.3%)
23andMe Holding Co. (a)(d)	532,622	$5,791
Agilon health, Inc. (a)	802,837	32,571
Alignment Healthcare, Inc. (a)	444,070	10,378
Covetrus, Inc. (a)	2,240,451	60,492
HealthEquity, Inc. (a)	113,076	9,100
Privia Health Group, Inc. (a)	189,724	8,418
Signify Health, Inc., Class A (a)	376,092	11,444
Talkspace, Inc. (a)(d)	469,229	3,685
		141,879
Health Care Technology (3.3%)
Doximity, Inc., Class A (a)	645,761	37,583
Inspire Medical Systems, Inc. (a)	136,353	26,352
Schrodinger, Inc. (a)	125,976	9,525
		73,460
Household Durables (4.4%)
Cricut, Inc., Class A (a)(b)	874,302	37,245
Victoria PLC (United Kingdom) (a)	4,149,645	61,420
		98,665
Information Technology Services (3.8%)
Fastly, Inc., Class A (a)	1,429,846	85,219
Insurance (0.3%)
Oscar Health, Inc., Class A (a)	340,087	7,312
Interactive Media & Services (1.1%)
Vimeo, Inc. (a)	485,270	23,778
Internet & Direct Marketing Retail (8.0%)
Global-e Online Ltd. (Israel) (a)	350,906	20,030
Original BARK Co. (The) (a)(b)	848,285	9,399
Overstock.com, Inc. (a)	836,370	77,113
Stitch Fix, Inc., Class A (a)	1,226,164	73,938
		180,480
Life Sciences Tools & Services (3.9%)
AbCellera Biologics, Inc. (Canada) (a)	267,041	5,875
NanoString Technologies, Inc. (a)	919,242	59,558
Olink Holding AB ADR (Sweden) (a)	314,398	10,821
Seer, Inc. (a)(b)	313,510	10,277
		86,531
Machinery (0.9%)
Desktop Metal, Inc., Class A (a)(b)	1,837,335	21,129
Media (1.6%)
Cardlytics, Inc. (a)	277,153	35,179
Metals & Mining (0.7%)
MP Materials Corp. (a)(b)	260,572	9,605
Royal Gold, Inc.	46,477	5,303
		14,908
Pharmaceuticals (0.1%)
GH Research PLC (a)	129,927	2,823
Professional Services (1.1%)
Upwork, Inc. (a)	412,157	24,025
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	Shares	Value (000)
Real Estate Management & Development (4.7%)
Redfin Corp. (a)	1,679,601	$106,504
Software (13.4%)
Anaplan, Inc. (a)	391,256	20,854
Appfolio, Inc., Class A (a)	380,374	53,709
Appian Corp. (a)(b)	273,105	37,620
C3.ai, Inc., Class A (a)	343,695	21,491
Clear Secure, Inc., Class A (a)	581,052	18,012
JFrog Ltd. (a)	659,712	30,030
Latch, Inc. (a)(b)	1,899,157	23,303
MicroStrategy, Inc., Class A (a)	14,480	9,622
Monday.com Ltd. (Israel) (a)	126,385	28,258
Olo, Inc., Class A (a)	624,944	23,367
Smartsheet, Inc., Class A (a)	480,003	34,714
		300,980
Specialty Retail (5.5%)
Party City Holdco, Inc. (a)(b)	5,022,247	46,858
Vroom, Inc. (a)	1,828,843	76,555
		123,413
Trading Companies & Distributors (0.3%)
EVI Industries, Inc. (a)	232,080	6,591
Total Common Stocks (Cost $1,618,527)		1,887,855
Preferred Stocks (0.7%)
Health Care Technology (0.4%)
Grand Rounds, Inc. Series B (a)(d)(f) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	8,565
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1	14,625	1,243
Software (0.2%)
Lookout, Inc. Series F (a)(d)(f) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	5,356
Total Preferred Stocks (Cost $16,933)		15,164
Investment Companies (1.4%)
Grayscale Bitcoin Trust (a)	229,763	6,849
Hipgnosis Songs Fund Ltd.	14,932,747	25,118
Total Investment Companies (Cost $36,381)		31,967
Warrants (0.1%)
Internet & Direct Marketing Retail (0.1%)
Original BARK Co. (The) expires 5/1/26 (a)(b) (Cost $1,100)	209,825	730
Short-Term Investments (17.5%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	49,130,098	49,130
	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $2,313; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $2,359)	$2,313	$2,313
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $6,477; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $6,606)	6,477	6,477
		8,790
Total Securities held as Collateral on Loaned Securities (Cost $57,920)		57,920
	Shares
Investment Company (14.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $334,888)	334,887,910	334,888
Total Short-Term Investments (Cost $392,808)		392,808
Total Investments Excluding Purchased Options (103.9%) (Cost $2,065,749)		2,328,524
Total Purchased Options Outstanding (0.0%) (e) (Cost $3,821)		366
Total Investments (103.9%) (Cost $2,069,570) Including $59,252 of Securities Loaned (g)(l)		2,328,890
Liabilities in Excess of Other Assets (–3.9%)		(86,467)
Net Assets (100.0%)		$2,242,423

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

The Fund had the following Derivative Contracts — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
CM Life Sciences, Inc.	Mount Sinai Genomics, Inc. (d/b/a Sema4) (a)(d)(f)(h)(k)	$10,793,060	12/31/21	$2,438	0.11%
Good Works Acquisition Corp.	Cipher Mining Technologies, Inc. (a)(d)(f)(i)(k)	9,274,400	12/31/21	(2400)	(0.11)
CM Life Sciences II, Inc.	SomaLogic, Inc. (a)(d)(f)(j)(k)	6,355,010	12/31/21	1,295	0.06
				$1,333	0.06%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at June 30, 2021 amounts to approximately $24,730,000 and represents 1.1% of net assets.

(e)  Amount is less than 0.05%.

(f)  At June 30, 2021, the Fund held fair valued securities and derivative contracts valued at approximately $15,254,000, representing 0.7% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $351,840,000 and the aggregate gross unrealized depreciation is approximately $91,187,000, resulting in net unrealized appreciation of approximately $260,653,000.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,079,306 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between Mount Sinai Genomics, Inc., and CM Life Sciences, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both CM Life Sciences, Inc., and Mount Sinai Genomics, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to CM Life Sciences, Inc., and Mount Sinai Genomics, Inc.,. The investment is restricted from resale until the settlement date.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 927,440 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between Cipher Mining Technologies, Inc., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining Technologies, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining Technologies, Inc.,. The investment is restricted from resale until the settlement date.

(j)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 635,501 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between SomaLogic, Inc., and CM Life Sciences II, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both CM Life Sciences II, Inc., and SomaLogic, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to CM Life Sciences II, Inc., and SomaLogic, Inc.,. The investment is restricted from resale until the settlement date.

(k)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(l)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

ADR  American Depositary Receipt.

TBA  To Be Announced.

USD  United States Dollar.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	60,263,882	60,264	$—	@	$365	$(365)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	163,712,492	163,712	68		874	(806)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	88,360,621	88,361	9		480	(471)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	365,598,034	365,598	289		1,816	(1,527)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	53,965,809	53,966	—	@	286	(286)
							$366		$3,821	$(3,455)

@  Amount is less than $500

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.3%
Short-Term Investments	14.8
Software	13.5
Internet & Direct Marketing Retail	8.0
Health Care Providers & Services	6.2
Biotechnology	5.5
Specialty Retail	5.4
Diversified Holding Companies	5.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contracts with net unrealized appreciation of approximately $1,333,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,666,625)	$1,926,059
Investment in Security of Affiliated Issuer, at Value (Cost $402,945)	402,831
Total Investments in Securities, at Value (Cost $2,069,570)	2,328,890
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	1,679
Receivable for Investments Sold	40,765
Receivable for Fund Shares Sold	9,799
Receivable from Securities Lending Income	1,037
Dividends Receivable	146
Receivable from Affiliate	2
Unrealized Appreciation on Derivative Contracts — PIPE	3,733
Other Assets	902
Total Assets	2,386,954
Liabilities:
Payable for Investments Purchased	75,167
Collateral on Securities Loaned, at Value	59,599
Payable for Advisory Fees	3,923
Payable for Fund Shares Redeemed	2,262
Due to Broker	735
Payable for Shareholder Services Fees — Class A	159
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	35
Payable for Administration Fees	136
Payable for Professional Fees	57
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Organization Costs for Subsidiary	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Unrealized Depreciation on Derivative Contract — PIPE	2,400
Other Liabilities	41
Total Liabilities	144,531
Net Assets	$2,242,423
Net Assets Consist of:
Paid-in-Capital	$1,613,557
Total Distributable Earnings	628,866
Net Assets	$2,242,423

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$1,147,810
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,787,317
Net Asset Value, Offering and Redemption Price Per Share	$35.01
CLASS A:
Net Assets	$837,113
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,653,093
Net Asset Value, Redemption Price Per Share	$25.64
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.42
Maximum Offering Price Per Share	$27.06
CLASS L:
Net Assets	$2,876
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	127,843
Net Asset Value, Offering and Redemption Price Per Share	$22.50
CLASS C:
Net Assets	$45,803
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,876,908
Net Asset Value, Offering and Redemption Price Per Share	$24.40
CLASS IS:
Net Assets	$208,821
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,906,191
Net Asset Value, Offering and Redemption Price Per Share	$35.36
(1) Including: Securities on Loan, at Value:	$59,252

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Inception Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Income from Securities Loaned — Net	$2,548
Dividends from Securities of Unaffiliated Issuers	739
Dividends from Security of Affiliated Issuer (Note G)	12
Total Investment Income	3,299
Expenses:
Advisory Fees (Note B)	7,801
Shareholder Services Fees — Class A (Note D)	829
Distribution and Shareholder Services Fees — Class L (Note D)	11
Distribution and Shareholder Services Fees — Class C (Note D)	166
Administration Fees (Note C)	711
Sub Transfer Agency Fees — Class I	196
Sub Transfer Agency Fees — Class A	105
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	4
Registration Fees	119
Professional Fees	65
Shareholder Reporting Fees	15
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	12
Directors' Fees and Expenses	9
Organization Costs for Subsidiary	3
Pricing Fees	2
Other Expenses	14
Total Expenses	10,075
Waiver of Advisory Fees (Note B)	(486)
Rebate from Morgan Stanley Affiliate (Note G)	(69)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	9,519
Net Investment Loss	(6,220)
Realized Gain:
Investments Sold	307,720
Foreign Currency Translation	73
Net Realized Gain	307,793
Change in Unrealized Appreciation (Depreciation):
Investments	28,005
Investments in Affiliates	(114)
Foreign Currency Translation	5
Derivative Contracts — PIPE	1,333
Net Change in Unrealized Appreciation (Depreciation)	29,229
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	337,022
Net Increase in Net Assets Resulting from Operations	$330,802

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Inception Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(6,220)	$(1,920)
Net Realized Gain	307,793	143,288
Net Change in Unrealized Appreciation (Depreciation)	29,229	211,934
Net Increase in Net Assets Resulting from Operations	330,802	353,302
Dividends and Distributions to Shareholders:
Class I	—	(35,772)
Class A	—	(21,928)
Class L	—	(330)
Class C	—	(1,096)
Class IS	—	(13,192)
Total Dividends and Distributions to Shareholders	—	(72,318)
Capital Share Transactions:(1)
Class I:
Subscribed	849,208	305,320
Distributions Reinvested	—	35,721
Redeemed	(358,024)	(67,974)
Class A:
Subscribed	887,658	132,778
Distributions Reinvested	—	21,743
Redeemed	(358,076)	(32,925)
Class L:
Distributions Reinvested	—	329
Redeemed	(536)	(250)
Class C:
Subscribed	32,964	8,725
Distributions Reinvested	—	1,085
Redeemed	(5,099)	(330)
Class IS:
Subscribed	18,481	23,748
Distributions Reinvested	—	13,192
Redeemed	(19,952)	(29,678)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,046,624	411,484
Redemption Fees	1,657	65
Total Increase in Net Assets	1,379,083	692,533
Net Assets:
Beginning of Period	863,340	170,807
End of Period	$2,242,423	$863,340

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Inception Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	25,704	15,383
Shares Issued on Distributions Reinvested	—	1,480
Shares Redeemed	(11,149)	(3,910)
Net Increase in Class I Shares Outstanding	14,555	12,953
Class A:
Shares Subscribed	35,536	8,307
Shares Issued on Distributions Reinvested	—	1,228
Shares Redeemed	(15,173)	(2,547)
Net Increase in Class A Shares Outstanding	20,363	6,988
Class L:
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(27)	(26)
Net Decrease in Class L Shares Outstanding	(27)	(5)
Class C:
Shares Subscribed	1,406	578
Shares Issued on Distributions Reinvested	—	64
Shares Redeemed	(229)	(26)
Net Increase in Class C Shares Outstanding	1,177	616
Class IS:
Shares Subscribed	545	1,580
Shares Issued on Distributions Reinvested	—	541
Shares Redeemed	(624)	(1,869)
Net Increase (Decrease) in Class IS Shares Outstanding	(79)	252

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$25.48		$11.19		$9.62		$10.90		$13.26		$13.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.09)		(0.10)		0.01		(0.05)		(0.11)		0.00	(4)
Net Realized and Unrealized Gain (Loss)	9.59		16.84		3.50		0.16		2.91		(0.05)
Total from Investment Operations	9.50		16.74		3.51		0.11		2.80		(0.05)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.45)		(1.94)		(1.39)		(5.16)		(0.44)
Redemption Fees	0.03		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$35.01		$25.48		$11.19		$9.62		$10.90		$13.26
Total Return(5)	37.32	%(9)	150.57%		37.11%		0.29%		21.87%		(0.35)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,147,810		$464,639		$59,092		$60,777		$141,954		$305,945
Ratio of Expenses Before Expense Limitation	1.03	%(10)	1.18%		1.21%		1.17%		1.20%		1.17%
Ratio of Expenses After Expense Limitation	0.97	%(6)(10)	0.99	%(6)	0.99	%(6)	0.98	%(6)	0.99	%(6)	1.02	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.99	%(6)	N/A		0.98	%(6)	0.99	%(6)	N/A
Ratio of Net Investment Income (Loss)	(0.59	)%(6)(10)	(0.54	)%(6)	0.09	%(6)	(0.41	)%(6)	(0.77	)%(6)	0.02	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	72	%(9)	132%		99%		79%		97%		51%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.05% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$18.68		$8.51		$7.68		$8.99		$11.72		$12.25
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.10)		(0.10)		(0.02)		(0.07)		(0.14)		(0.04)
Net Realized and Unrealized Gain (Loss)	7.04		12.72		2.79		0.15		2.57		(0.05)
Total from Investment Operations	6.94		12.62		2.77		0.08		2.43		(0.09)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.45)		(1.94)		(1.39)		(5.16)		(0.44)
Redemption Fees	0.02		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$25.64		$18.68		$8.51		$7.68		$8.99		$11.72
Total Return(5)	37.21	%(9)	149.86%		36.71%		0.02%		21.57%		(0.73)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$837,113		$229,641		$45,097		$34,166		$40,531		$87,864
Ratio of Expenses Before Expense Limitation	1.27	%(10)	1.44%		1.52%		1.44%		1.51%		1.45%
Ratio of Expenses After Expense Limitation	1.21	%(6)(10)	1.25	%(6)	1.29	%(6)	1.25	%(6)	1.34	%(6)	1.37	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(6)	N/A		1.25	%(6)	1.34	%(6)	N/A
Ratio of Net Investment Loss	(0.85	)%(6)(10)	(0.80	)%(6)	(0.23	)%(6)	(0.69	)%(6)	(1.12	)%(6)	(0.35	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	72	%(9)	132%		99%		79%		97%		51%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2016, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$16.45		$7.65		$7.10		$8.46		$11.34		$11.92
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.15)		(0.16)		(0.07)		(0.11)		(0.19)		(0.10)
Net Realized and Unrealized Gain (Loss)	6.18		11.41		2.56		0.14		2.47		(0.04)
Total from Investment Operations	6.03		11.25		2.49		0.03		2.28		(0.14)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.45)		(1.94)		(1.39)		(5.16)		(0.44)
Redemption Fees	0.02		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$22.50		$16.45		$7.65		$7.10		$8.46		$11.34
Total Return	36.72	%(5)(10)	148.82	%(6)	35.91	%(5)	(0.58	)%(5)	20.95	%(5)	(1.17	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,876		$2,543		$1,218		$1,157		$1,310		$1,524
Ratio of Expenses Before Expense Limitation	1.87	%(11)	2.10%		2.15%		2.07%		2.27%		2.21%
Ratio of Expenses After Expense Limitation	1.80	%(7)(11)	1.84	%(7)	1.84	%(7)	1.84	%(7)	1.84	%(7)	1.87	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.84	%(7)	N/A		1.84	%(7)	1.84	%(7)	N/A
Ratio of Net Investment Loss	(1.42	)%(7)(11)	(1.43	)%(7)	(0.78	)%(7)	(1.28	)%(7)	(1.61	)%(7)	(0.88	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.01%		0.01%		0.01%		0.01%		0.00	%(9)
Portfolio Turnover Rate	72	%(10)	132%		99%		79%		97%		51%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2016, the maximum ratio was 1.90% for Class L shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Inception Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,						Period from May 31, 2017(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		December 31, 2017(1)
Net Asset Value, Beginning of Period	$17.85		$8.24		$7.55		$8.93		$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.18)		(0.22)		(0.10)		(0.03)		(0.13)
Net Realized and Unrealized Gain	6.71		12.28		2.73		0.04		0.63
Total from Investment Operations	6.53		12.06		2.63		0.01		0.50
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.02		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$24.40		$17.85		$8.24		$7.55		$8.93
Total Return(5)	36.64	%(8)	147.97%		35.48%		(0.78)%		4.36	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,803		$12,494		$688		$116		$30
Ratio of Expenses Before Expense Limitation	2.02	%(9)	2.26%		2.75%		4.73%		21.29	%(9)
Ratio of Expenses After Expense Limitation	1.96	%(6)(9)	2.07	%(6)	2.09	%(6)	2.09	%(6)	2.10	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.07	%(6)	N/A		2.09	%(6)	2.10	%(6)(9)
Ratio of Net Investment Loss	(1.58	)%(6)(9)	(1.61	)%(6)	(0.99	)%(6)	(1.50	)%(6)	(1.82	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	72	%(8)	132%		99%		79%		97%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Inception Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$25.73		$11.29		$9.69		$10.96		$13.29		$13.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.09)		(0.08)		0.01		(0.04)		(0.10)		0.01
Net Realized and Unrealized Gain (Loss)	9.69		16.97		3.53		0.16		2.93		(0.05)
Total from Investment Operations	9.60		16.89		3.54		0.12		2.83		(0.04)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.45)		(1.94)		(1.39)		(5.16)		(0.44)
Redemption Fees	0.03		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$35.36		$25.73		$11.29		$9.69		$10.96		$13.29
Total Return(5)	37.35	%(9)	150.79%		37.04%		0.38%		22.08%		(0.28)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$208,821		$154,023		$64,712		$110,919		$129,126		$361,586
Ratio of Expenses Before Expense Limitation	0.99	%(10)	1.11%		1.15%		1.11%		1.09%		1.03%
Ratio of Expenses After Expense Limitation	0.92	%(6)(10)	0.92	%(6)	0.92	%(6)	0.92	%(6)	0.92	%(6)	0.95	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.92	%(6)	N/A		0.92	%(6)	0.92	%(6)	N/A
Ratio of Net Investment Income (Loss)	(0.54	)%(6)(10)	(0.49	)%(6)	0.12	%(6)	(0.36	)%(6)	(0.71	)%(6)	0.08	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	72	%(9)	132%		99%		79%		97%		51%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares. Prior to July 1, 2016, the maximum ratio was 0.98% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 5, 2021, the Fund suspended offering of Class I, Class A, Class C and Class IS shares to new investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Inception Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $8,452,000 or approximately 0.38% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$35,004	$—	$—	$35,004
Biotechnology	125,014	—	—	125,014
Chemicals	24,011	—	—	24,011
Diversified Holding Companies	119,739	—	—	119,739
Diversified Telecommunication Services	53,198	—	—	53,198
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Entertainment	$83,026	$—	$—	$83,026
Food Products	40,040	—	—	40,040
Health Care Equipment & Supplies	74,947	—	—	74,947
Health Care Providers & Services	132,403	9,476	—	141,879
Health Care Technology	73,460	—	—	73,460
Household Durables	98,665	—	—	98,665
Information Technology Services	85,219	—	—	85,219
Insurance	7,312	—	—	7,312
Interactive Media & Services	23,778	—	—	23,778
Internet & Direct Marketing Retail	180,480	—	—	180,480
Life Sciences Tools & Services	86,531	—	—	86,531
Machinery	21,129	—	—	21,129
Media	35,179	—	—	35,179
Metals & Mining	14,908	—	—	14,908
Pharmaceuticals	2,823	—	—	2,823
Professional Services	24,025	—	—	24,025
Real Estate Management & Development	106,504	—	—	106,504
Software	300,980	—	—	300,980
Specialty Retail	123,413	—	—	123,413
Trading Companies & Distributors	6,591	—	—	6,591
Total Common Stocks	1,878,379	9,476	—	1,887,855
Preferred Stocks
Health Care Technology	—	—	8,565	8,565
Internet & Direct Marketing Retail	1,243	—	—	1,243
Software	—	—	5,356	5,356
Total Preferred Stocks	1,243	—	13,921	15,164
Investment Companies	31,967	—	—	31,967
Warrants	730	—	—	730
Call Option Purchased	—	366	—	366
Short-Term Investments
Investment Company	384,018	—	—	384,018
Repurchase Agreements	—	8,790	—	8,790
Total Short-Term Investments	384,018	8,790	—	392,808

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Derivative Contracts — PIPE	$—	$—	$3,733	$3,733
Total Assets	2,296,337	18,632	17,654	2,332,623
Liabilities:
Derivative Contract — PIPE	—	—	(2,400)	(2,400)
Total	$2,296,337	$18,632	$15,254	$2,330,223

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$12,647	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	1,333
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	1,274	—
Realized gains (losses)	—	—
Ending Balance	$13,921	$1,333
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$1,274	$1,333

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$13,921	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%–13.5%/12.3%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.9x–41.3x/8.6x	Increase
			Discount for Lack of Marketability	8.0%–16.0%/12.9%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.8x	Increase
PIPE	$1,333	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.5%–25.5%/15.2%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving un-

expectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$366 (a)
PIPE	Unrealized Appreciation on Derivative Contracts — PIPE	Equity Risk	3,733
Total			$4,099
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(2,400)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(385	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,275	)(c)
Equity Risk	Derivative Contracts — PIPE	1,333
Total		$(942)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$366	(a)(d)	$—
Derivative Contracts — PIPE	3,733	(e)	(2,400	)(e)
Total	$4,099		$(2,400)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(f) (000)	Net Amount not less (than $0) (000)
BNP Paribas	$77		$—	$(77)	$0
Goldman Sachs International	289		—	(289)	0
Royal Bank of Scotland	—	@	—	(— @)	0
Total	$366		$—	$(366)	$0

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization."

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	$632,810,000
Derivative Contracts — PIPE:
Average monthly notional amount	$26,875,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$59,252	(g)	$—	$(59,252	)(h)(i)	$0

(g)  Represents market value of loaned securities at period end.

(h)  The Fund received cash collateral of approximately $59,599,000, of which approximately $57,920,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $1,679,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,747,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(i)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$59,545	$—	$—	$—	$59,545
Warrants	54	—	—	—	54
Total Borrowings	$59,599	$—	$—	$—	$59,599
Gross amount of recognized liabilities for securities lending transactions					$59,599

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.82% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93%

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $486,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,004,834,000 and $1,121,374,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $69,000 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$165,694	$1,235,906	$1,017,582	$12
Dynamics Special Purpose Corp., Class A	—	18,927	—	—
	$165,694	$1,254,833	$1,017,582	$12
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$384,018
Dynamics Special Purpose Corp., Class A	—	(114)	18,813
	$—	$(114)	$402,831

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$40,292	$32,026	$4,250	$26,362

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$36,022	$34,239

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, two- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
3689410 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,097.60	$1,020.08	$4.94	$4.76	0.95%
International Advantage Portfolio Class A	1,000.00	1,096.30	1,018.70	6.39	6.16	1.23
International Advantage Portfolio Class L	1,000.00	1,093.20	1,015.62	9.60	9.25	1.85
International Advantage Portfolio Class C	1,000.00	1,092.50	1,015.17	10.07	9.69	1.94
International Advantage Portfolio Class IS	1,000.00	1,098.20	1,020.48	4.53	4.36	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Australia (3.3%)
Brookfield Infrastructure Partners LP	3,398,532	$188,788
Canada (7.4%)
Brookfield Asset Management, Inc., Class A	3,987,000	203,257
Canada Goose Holdings, Inc. (See Note G) (a)	4,878,785	213,398
		416,655
China (6.6%)
Alibaba Group Holding Ltd. ADR (a)	446,559	101,270
Foshan Haitian Flavouring & Food Co., Ltd., Class A	9,461,280	188,817
TAL Education Group ADR (a)	3,299,079	83,236
		373,323
Denmark (10.0%)
Chr Hansen Holding A/S	1,308,564	118,102
DSV Panalpina A/S	1,920,624	447,903
		566,005
France (10.4%)
Dassault Systemes SE	396,889	96,240
Hermes International	262,260	382,033
Pernod Ricard SA	501,005	111,209
		589,482
Germany (1.8%)
Adidas AG	273,432	101,773
Hong Kong (2.8%)
AIA Group Ltd.	12,556,500	156,061
India (6.0%)
HDFC Bank Ltd.	13,192,707	265,860
Kotak Mahindra Bank Ltd. (a)	3,105,827	71,278
		337,138
Italy (6.9%)
Davide Campari-Milano N.V.	9,257,245	123,983
Moncler SpA	3,941,919	266,706
		390,689
Japan (7.3%)
Change, Inc. (a)	1,135,200	30,502
Keyence Corp.	488,300	246,446
Pigeon Corp.	4,853,100	136,732
		413,680
Netherlands (7.9%)
Adyen N.V. (a)	55,085	134,586
ASML Holding N.V.	456,358	313,529
		448,115
	Shares	Value (000)
Sweden (3.8%)
Evolution AB	817,183	$129,136
Vitrolife AB	2,024,110	84,104
		213,240
Switzerland (6.8%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	1,005	105,252
Kuehne & Nagel International AG (Registered)	344,440	117,860
Straumann Holding AG (Registered)	100,398	160,051
		383,163
Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,056,920	247,160
United Kingdom (4.8%)
Diageo PLC	1,785,480	85,481
Rightmove PLC	20,338,831	182,707
		268,188
United States (4.3%)
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	27,497	1,430
EPAM Systems, Inc. (a)	475,348	242,884
		244,314
Total Common Stocks (Cost $3,561,690)		5,337,774
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $31,144)	619,363	18,463
Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $274,433)	274,433,013	274,433
Total Investments (99.7%) (Cost $3,867,267) (b)(g)		5,630,670
Other Assets in Excess of Liabilities (0.3%)		15,843
Net Assets (100.0%)		$5,646,513

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings, Inc. (a)(c)(d)(e)(f)	$40,096,310	12/31/21	$2,125	0.04%

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,926,526,000 and the aggregate gross unrealized depreciation is approximately $160,998,000, resulting in net unrealized appreciation of approximately $1,765,528,000.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $2,125,000 and represents less than 0.05% of net assets.

(d)  At June 30, 2021, the Fund held a fair valued derivative contract valued at approximately $2,125,000 representing less than 0.05% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,009,631 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings, Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings, Inc. The investment is restricted from resale until the settlement date.

(f)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.8%
Textiles, Apparel & Luxury Goods	17.1
Semiconductors & Semiconductor Equipment	10.0
Air Freight & Logistics	8.0
Information Technology Services	7.2
Banks	6.0
Beverages	5.7
Food Products	5.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized appreciation of approximately $2,125,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,460,296)	$5,142,839
Investment in Securities of Affiliated Issuers, at Value (Cost $406,971)	487,831
Total Investments in Securities, at Value (Cost $3,867,267)	5,630,670
Foreign Currency, at Value (Cost $11,831)	11,764
Cash	1,517
Receivable for Fund Shares Sold	16,382
Dividends Receivable	3,327
Tax Reclaim Receivable	2,515
Receivable from Affiliate	2
Unrealized Appreciation on Derivative Contract — PIPE	2,125
Other Assets	433
Total Assets	5,668,735
Liabilities:
Payable for Advisory Fees	10,144
Deferred Capital Gain Country Tax	8,343
Payable for Fund Shares Redeemed	2,842
Payable for Administration Fees	367
Payable for Custodian Fees	186
Payable for Shareholder Services Fees — Class A	143
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	28
Payable for Professional Fees	44
Payable for Transfer Agency Fees — Class I	34
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Organization Costs for Subsidiary	15
Payable for Sub Transfer Agency Fees — Class L	—	@
Other Liabilities	71
Total Liabilities	22,222
Net Assets	$5,646,513
Net Assets Consist of:
Paid-in-Capital	$3,813,857
Total Distributable Earnings	1,832,656
Net Assets	$5,646,513

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$4,709,921
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	158,621,689
Net Asset Value, Offering and Redemption Price Per Share	$29.69
CLASS A:
Net Assets	$697,862
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,948,582
Net Asset Value, Redemption Price Per Share	$29.14
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.61
Maximum Offering Price Per Share	$30.75
CLASS L:
Net Assets	$378
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,487
Net Asset Value, Offering and Redemption Price Per Share	$28.03
CLASS C:
Net Assets	$34,882
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,262,706
Net Asset Value, Offering and Redemption Price Per Share	$27.62
CLASS IS:
Net Assets	$203,470
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,839,116
Net Asset Value, Offering and Redemption Price Per Share	$29.75

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3,208 of Foreign Taxes Withheld)	$23,409
Non-Cash Dividends from Securities of Unaffiliated Issuers	1,457
Dividends from Security of Affiliated Issuers (Note G)	14
Income from Securities Loaned — Net	1
Total Investment Income	24,881
Expenses:
Advisory Fees (Note B)	19,231
Sub Transfer Agency Fees — Class I	1,759
Sub Transfer Agency Fees — Class A	378
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	9
Administration Fees (Note C)	2,025
Shareholder Services Fees — Class A (Note D)	805
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	148
Custodian Fees (Note F)	323
Registration Fees	153
Transfer Agency Fees — Class I (Note E)	90
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Professional Fees	61
Shareholder Reporting Fees	51
Directors' Fees and Expenses	27
Organization Costs for Subsidiary	15
Pricing Fees	1
Other Expenses	40
Total Expenses	25,128
Rebate from Morgan Stanley Affiliate (Note G)	(85)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	25,042
Net Investment Loss	(161)
Realized Gain (Loss):
Investments Sold (Net of $466 of Capital Gain Country Tax)	73,518
Foreign Currency Translation	(260)
Net Realized Gain	73,258
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,912)	331,427
Investments in Affiliates	67,633
Foreign Currency Translation	(176)
Derivative Contracts — PIPE	2,125
Net Change in Unrealized Appreciation (Depreciation)	401,009
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	474,267
Net Increase in Net Assets Resulting from Operations	$474,106

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(161)	$(10,963)
Net Realized Gain	73,258	8,518
Net Change in Unrealized Appreciation (Depreciation)	401,009	1,023,199
Net Increase in Net Assets Resulting from Operations	474,106	1,020,754
Dividends and Distributions to Shareholders:
Class I	—	(1,584)
Class A	—	(247)
Class C	—	(11)
Class L	—	(— @)
Class IS	—	(36)
Total Dividends and Distributions to Shareholders	—	(1,878)
Capital Share Transactions:(1)
Class I:
Subscribed	867,961	1,715,375
Distributions Reinvested	—	1,565
Redeemed	(396,165)	(634,403)
Class A:
Subscribed	132,988	230,781
Distributions Reinvested	—	247
Redeemed	(84,664)	(154,359)
Class L:
Exchanged	—	50
Distributions Reinvested	—	— @
Redeemed	(5)	(5)
Class C:
Subscribed	9,394	6,350
Distributions Reinvested	—	11
Redeemed	(1,993)	(4,795)
Class IS:
Subscribed	97,961	98,784
Distributions Reinvested	—	9
Redeemed	(6,967)	(23,225)
Net Increase in Net Assets Resulting from Capital Share Transactions	618,510	1,236,385
Redemption Fees	— @	—
Total Increase in Net Assets	1,092,616	2,255,261
Net Assets:
Beginning of Period	4,553,897	2,298,636
End of Period	$5,646,513	$4,553,897

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	30,621	79,907
Shares Issued on Distributions Reinvested	—	59
Shares Redeemed	(14,022)	(30,862)
Net Increase in Class I Shares Outstanding	16,599	49,104
Class A:
Shares Subscribed	4,843	10,972
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(3,066)	(7,624)
Net Increase in Class A Shares Outstanding	1,777	3,357
Class L:
Shares Exchanged	—	2
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(— @@)	(—	@@)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	2
Class C:
Shares Subscribed	353	300
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(76)	(256)
Net Increase in Class C Shares Outstanding	277	44
Class IS:
Shares Subscribed	3,461	4,622
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(247)	(1,035)
Net Increase in Class IS Shares Outstanding	3,214	3,587

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$27.05		$20.45		$15.74		$16.89		$11.91		$11.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00	(4)	(0.07)		0.06		0.04		0.00	(4)	0.02
Net Realized and Unrealized Gain (Loss)	2.64		6.68		4.67		(0.91)		5.32		0.29
Total from Investment Operations	2.64		6.61		4.73		(0.87)		5.32		0.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.00	)(4)	—		—		—
Net Realized Gain	—		—		(0.02)		(0.28)		(0.34)		(0.20)
Total Distributions	—		(0.01)		(0.02)		(0.28)		(0.34)		(0.20)
Redemption Fees	0.00	(4)	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$29.69		$27.05		$20.45		$15.74		$16.89		$11.91
Total Return(5)	9.76	%(8)	32.33%		30.09%		(5.19)%		44.75%		2.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,709,921		$3,841,122		$1,900,219		$569,408		$166,189		$29,781
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.03%		1.11%		1.21%		2.26%
Ratio of Expenses After Expense Limitation	0.95	%(6)(9)	0.98	%(6)	0.98	%(6)	0.98	%(6)	0.98	%(6)	0.99	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.98	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.03	%(6)(9)	(0.31	)%(6)	0.32	%(6)	0.21	%(6)	0.02	%(6)	0.20	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	6	%(8)	18%		15%		29%		30%		23%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$26.58		$20.16		$15.56		$16.75		$11.86		$11.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.04)		(0.13)		0.01		(0.02)		(0.07)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.60		6.56		4.61		(0.89)		5.30		0.27
Total from Investment Operations	2.56		6.43		4.62		(0.91)		5.23		0.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—		—
Net Realized Gain	—		—		(0.02)		(0.28)		(0.34)		(0.20)
Total Distributions	—		(0.01)		(0.02)		(0.28)		(0.34)		(0.20)
Redemption Fees	0.00	(4)	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$29.14		$26.58		$20.16		$15.56		$16.75		$11.86
Total Return(5)	9.63	%(8)	31.90%		29.72%		(5.48)%		44.18%		2.13%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$697,862		$589,317		$379,237		$202,732		$144,112		$10,822
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.30%		1.37%		1.42%		2.55%
Ratio of Expenses After Expense Limitation	1.23	%(6)(9)	1.27	%(6)	1.28	%(6)	1.33	%(6)	1.31	%(6)	1.34	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.27	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.25	)%(6)(9)	(0.60	)%(6)	0.04	%(6)	(0.10	)%(6)	(0.46	)%(6)	(0.04	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	6	%(8)	18%		15%		29%		30%		23%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$25.64		$19.56		$15.18		$16.43		$11.70		$11.69
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.12)		(0.24)		(0.09)		(0.09)		(0.11)		(0.06)
Net Realized and Unrealized Gain (Loss)	2.51		6.33		4.49		(0.88)		5.18		0.27
Total from Investment Operations	2.39		6.09		4.40		(0.97)		5.07		0.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—		—
Net Realized Gain	—		—		(0.02)		(0.28)		(0.34)		(0.20)
Total Distributions	—		(0.01)		(0.02)		(0.28)		(0.34)		(0.20)
Redemption Fees	0.00	(4)	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$28.03		$25.64		$19.56		$15.18		$16.43		$11.70
Total Return(5)	9.32	%(8)	31.14%		29.01%		(5.95)%		43.41%		1.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$378		$350		$226		$161		$135		$75
Ratio of Expenses Before Expense Limitation	2.17	%(9)	2.48%		2.59%		2.82%		3.82%		3.96%
Ratio of Expenses After Expense Limitation	1.85	%(6)(9)	1.84	%(6)	1.83	%(6)	1.83	%(6)	1.84	%(6)	1.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.84	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.89	)%(6)(9)	(1.17	)%(6)	(0.48	)%(6)	(0.55	)%(6)	(0.77	)%(6)	(0.52	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	6	%(8)	18%		15%		29%		30%		23%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$25.29		$19.31		$15.02		$16.30		$11.63		$11.66
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.12)		(0.26)		(0.12)		(0.15)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.45		6.25		4.43		(0.85)		5.18		0.28
Total from Investment Operations	2.33		5.99		4.31		(1.00)		5.01		0.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—		—
Net Realized Gain	—		—		(0.02)		(0.28)		(0.34)		(0.20)
Total Distributions	—		(0.01)		(0.02)		(0.28)		(0.34)		(0.20)
Redemption Fees	0.00	(4)	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$27.62		$25.29		$19.31		$15.02		$16.30		$11.63
Total Return(5)	9.25	%(8)	31.03%		28.72%		(6.18)%		43.16%		1.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,882		$24,926		$18,180		$11,087		$6,760		$1,067
Ratio of Expenses Before Expense Limitation	N/A		N/A		2.03%		2.10%		2.25%		3.60%
Ratio of Expenses After Expense Limitation	1.94	%(6)(9)	1.97	%(6)	2.01	%(6)	2.07	%(6)	2.08	%(6)	2.09	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.97	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.93	)%(6)(9)	(1.29	)%(6)	(0.69	)%(6)	(0.88	)%(6)	(1.12	)%(6)	(0.91	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	6	%(8)	18%		15%		29%		30%		23%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$27.09		$20.46		$15.75		$18.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.03		(0.06)		0.05		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.63		6.70		4.69		(2.87)
Total from Investment Operations	2.66		6.64		4.74		(2.87)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.01)		—
Net Realized Gain	—		—		(0.02)		(0.28)
Total Distributions	—		(0.01)		(0.03)		(0.28)
Redemption Fees	0.00	(4)	—		0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$29.75		$27.09		$20.46		$15.75
Total Return(5)	9.82	%(8)	32.46%		30.14%		(15.22	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$203,470		$98,182		$774		$8
Ratio of Expenses Before Expense Limitation	N/A		N/A		3.28%		19.51	%(9)
Ratio of Expenses After Expense Limitation	0.87	%(6)(9)	0.89	%(6)	0.93	%(6)	0.93	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.89	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.21	%(6)(9)	(0.26	)%(6)	0.24	%(6)	(0.04	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.02%		0.02	%(9)
Portfolio Turnover Rate	6	%(8)	18%		15%		29%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $22,772,000 or approximately 0.40% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional

Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$447,903	$—	$—	$447,903
Banks	337,138	—	—	337,138
Beverages	320,673	—	—	320,673
Biotechnology	84,104	—	—	84,104
Capital Markets	203,257	—	—	203,257
Chemicals	118,102	—	—	118,102
Diversified Consumer Services	83,236	—	—	83,236
Electronic Equipment, Instruments & Components	246,446	—	—	246,446
Food Products	294,069	—	—	294,069
Health Care Equipment & Supplies	160,051	—	—	160,051
Hotels, Restaurants & Leisure	129,136	—	—	129,136
Household Products	136,732	—	—	136,732
Information Technology Services	407,972	—	—	407,972
Insurance	157,491	—	—	157,491
Interactive Media & Services	182,707	—	—	182,707
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet & Direct Marketing Retail	$101,270	$—	$—	$101,270
Marine	117,860	—	—	117,860
Multi-Utilities	188,788	—	—	188,788
Semiconductors & Semiconductor Equipment	560,689	—	—	560,689
Software	96,240	—	—	96,240
Textiles, Apparel & Luxury Goods	963,910	—	—	963,910
Total Common Stocks	5,337,774	—	—	5,337,774
Investment Company	18,463	—	—	18,463
Short-Term Investment
Investment Company	274,433	—	—	274,433
Derivative Contract — PIPE	—	—	2,125	2,125
Total Assets	$5,630,670	$—	$2,125	$5,632,795

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	2,125
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,125
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$2,125

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$2,125	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation

(depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	$2,125

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$2,125

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities (000)
Derivative Contract — PIPE	$2,125	$—

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE:
Average monthly notional amount	$40,096,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment in-

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

come, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,000,538,000 and $275,797,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $85,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$374,199	$655,574	$755,340	$14
Canada Goose Holdings, Inc.	142,867	11,432	11,085	—
	$517,066	$667,006	$766,425	$14
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$274,433
Canada Goose Holdings, Inc.	2,551	67,633	213,398
	$2,551	$67,633	$487,831

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,866	$12	$701	$2,176

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$14,881	$(14,881)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$6,448

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
3691588 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
U.S. Customer Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$1,071.60	$1,020.08	$4.88	$4.76	0.95%
International Equity Portfolio Class A	1,000.00	1,070.60	1,019.04	5.96	5.81	1.16
International Equity Portfolio Class L	1,000.00	1,067.30	1,016.02	9.07	8.85	1.77
International Equity Portfolio Class C	1,000.00	1,065.20	1,014.63	10.50	10.24	2.05
International Equity Portfolio Class IS	1,000.00	1,071.60	1,020.28	4.67	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (0.7%)
Aristocrat Leisure Ltd.	512,922	$16,575
Canada (5.8%)
Barrick Gold Corp.	2,468,094	51,050
Cameco Corp.	532,961	10,216
Constellation Software, Inc.	45,413	68,779
		130,045
China (3.2%)
Minth Group Ltd. (a)	3,744,000	17,794
Tencent Holdings Ltd. (a)	713,600	53,674
		71,468
Finland (1.1%)
Neste Oyj	410,483	25,135
France (14.1%)
AXA SA	1,234,027	31,292
L'Oreal SA (BSRM)	33,668	15,003
Legrand SA	109,997	11,642
LVMH Moet Hennessy Louis Vuitton SE	67,953	53,284
Pernod Ricard SA	263,083	58,397
Safran SA	337,752	46,825
Sanofi	620,395	65,001
Thales SA	349,991	35,707
		317,151
Germany (18.2%)
Adidas AG	91,413	34,025
Bayer AG (Registered)	565,994	34,369
Deutsche Boerse AG	204,345	35,667
Deutsche Post AG (Registered)	969,090	65,912
Fresenius SE & Co., KGaA	1,178,258	61,466
Henkel AG & Co., KGaA (Preference)	732,123	77,297
Infineon Technologies AG	389,090	15,603
QIAGEN N.V. (b)	242,851	11,737
SAP SE	527,658	74,355
		410,431
Hong Kong (2.6%)
AIA Group Ltd.	4,642,200	57,696
Italy (2.4%)
Moncler SpA	794,033	53,723
Japan (7.9%)
FANUC Corp.	111,600	26,917
Hoya Corp.	212,600	28,189
Keyence Corp.	59,400	29,979
Kirin Holdings Co., Ltd. (c)	1,829,600	35,671
Lion Corp. (c)	440,500	7,462
Shiseido Co., Ltd.	362,300	26,647
Sumitomo Mitsui Financial Group, Inc.	687,351	23,697
		178,562
Korea, Republic of (3.1%)
LG Household & Health Care Ltd.	21,948	34,340
Samsung Electronics Co., Ltd.	509,858	36,537
		70,877
	Shares	Value (000)
Netherlands (2.3%)
Heineken N.V.	429,483	$52,046
Norway (1.1%)
Mowi ASA (c)	963,909	24,517
Singapore (2.2%)
DBS Group Holdings Ltd.	815,259	18,073
United Overseas Bank Ltd.	1,636,500	31,423
		49,496
Spain (1.4%)
Grifols SA	1,210,557	32,785
Sweden (2.4%)
Epiroc AB, Class A	900,551	20,520
Hexagon AB, Class B	2,238,149	33,161
		53,681
Switzerland (5.1%)
Alcon, Inc.	133,033	9,314
Novartis AG (Registered)	624,602	56,921
Roche Holding AG (Genusschein)	127,310	47,959
		114,194
Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	406,388	48,832
United Kingdom (22.1%)
Anglo American PLC	494,432	19,646
Associated British Foods PLC	1,350,361	41,394
AstraZeneca PLC	233,255	28,017
BHP Group PLC (c)	745,698	21,971
British American Tobacco PLC	1,432,662	55,490
Experian PLC	533,221	20,550
GlaxoSmithKline PLC	1,048,829	20,593
Imperial Brands PLC	1,723,069	37,111
Legal & General Group PLC	7,151,374	25,483
M&G PLC	4,351,203	13,778
Man Group PLC	5,388,921	13,414
Prudential PLC	2,951,671	56,081
Reckitt Benckiser Group PLC	887,767	78,558
RELX PLC (Euronext N.V.)	1,311,863	34,969
RELX PLC (LSE)	1,095,536	29,082
		496,137
Total Common Stocks (Cost $1,416,198)		2,203,351
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $48,444)	48,444,286	48,444
Total Investments (100.1%) (Cost $1,464,642) Including $43,861 of Securities Loaned (d)		2,251,795
Liabilities in Excess of Other Assets (–0.1%)		(2,733)
Net Assets (100.0%)		$2,249,062

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $816,548,000 and the aggregate gross unrealized depreciation is approximately $29,395,000, resulting in net unrealized appreciation of approximately $787,153,000.

ADR  American Depositary Receipt.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.8%
Pharmaceuticals	11.2
Insurance	7.6
Household Products	7.2
Beverages	6.5
Software	6.4
Textiles, Apparel & Luxury Goods	6.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,416,198)	$2,203,351
Investment in Security of Affiliated Issuer, at Value (Cost $48,444)	48,444
Total Investments in Securities, at Value (Cost $1,464,642)	2,251,795
Foreign Currency, at Value (Cost $2,098)	2,094
Tax Reclaim Receivable	6,260
Receivable for Investments Sold	4,133
Dividends Receivable	1,397
Receivable for Fund Shares Sold	324
Receivable from Affiliate	—	@
Other Assets	341
Total Assets	2,266,344
Liabilities:
Payable for Investments Purchased	10,414
Payable for Advisory Fees	4,256
Payable for Fund Shares Redeemed	1,852
Payable for Sub Transfer Agency Fees — Class I	120
Payable for Sub Transfer Agency Fees — Class A	98
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	151
Payable for Custodian Fees	87
Payable for Professional Fees	37
Payable for Shareholder Services Fees — Class A	13
Payable for Distribution and Shareholder Services Fees — Class H	3
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	237
Total Liabilities	17,282
Net Assets	$2,249,062
Net Assets Consist of:
Paid-in-Capital	$1,368,007
Total Distributable Earnings	881,055
Net Assets	$2,249,062

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$1,661,400
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	95,703,114
Net Asset Value, Offering and Redemption Price Per Share	$17.36
CLASS A:
Net Assets	$61,443
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,554,141
Net Asset Value, Redemption Price Per Share	$17.29
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.96
Maximum Offering Price Per Share	$18.25
CLASS L:
Net Assets	$5,739
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	337,975
Net Asset Value, Offering and Redemption Price Per Share	$16.98
CLASS C:
Net Assets	$985
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	59,133
Net Asset Value, Offering and Redemption Price Per Share	$16.66
CLASS IS:
Net Assets	$519,495
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,935,943
Net Asset Value, Offering and Redemption Price Per Share	$17.35
(1) Including: Securities on Loan, at Value:	$43,861

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3,576 of Foreign Taxes Withheld)	$37,673
Income from Securities Loaned — Net	132
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	37,807
Expenses:
Advisory Fees (Note B)	8,800
Administration Fees (Note C)	880
Sub Transfer Agency Fees — Class I	776
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	111
Shareholder Services Fees — Class A (Note D)	76
Distribution and Shareholder Services Fees — Class L (Note D)	21
Distribution and Shareholder Services Fees — Class C (Note D)	4
Professional Fees	60
Registration Fees	40
Shareholder Reporting Fees	24
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	14
Pricing Fees	2
Other Expenses	22
Total Expenses	10,847
Reimbursement of Class Specific Expenses — Class I (Note B)	(416)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(11)
Net Expenses	10,419
Net Investment Income	27,388
Realized Gain:
Investments Sold	76,781
Foreign Currency Translation	229
Net Realized Gain	77,010
Change in Unrealized Appreciation (Depreciation):
Investments	48,927
Foreign Currency Translation	(612)
Net Change in Unrealized Appreciation (Depreciation)	48,315
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	125,325
Net Increase in Net Assets Resulting from Operations	$152,713

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$27,388	$25,210
Net Realized Gain	77,010	29,786
Net Change in Unrealized Appreciation (Depreciation)	48,315	162,298
Net Increase in Net Assets Resulting from Operations	152,713	217,294
Dividends and Distributions to Shareholders:
Class I	—	(22,399)
Class A	—	(490)
Class L	—	(34)
Class C	—	(3)
Class IS	—	(6,466)
Total Dividends and Distributions to Shareholders	—	(29,392)
Capital Share Transactions:(1)
Class I:
Subscribed	56,309	237,301
Distributions Reinvested	—	21,904
Redeemed	(167,248)	(308,283)
Class A:
Subscribed	2,325	39,120
Distributions Reinvested	—	476
Redeemed	(5,356)	(171,574)
Class L:
Exchanged	36	241
Distributions Reinvested	—	33
Redeemed	(178)	(1,044)
Class C:
Subscribed	175	294
Distributions Reinvested	—	3
Redeemed	(22)	(261)
Class IS:
Subscribed	45,490	25,414
Distributions Reinvested	—	5,225
Redeemed	(28,433)	(58,967)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(96,902)	(210,118)
Total Increase (Decrease) in Net Assets	55,811	(22,216)
Net Assets:
Beginning of Period	2,193,251	2,215,467
End of Period	$2,249,062	$2,193,251

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,336	18,766
Shares Issued on Distributions Reinvested	—	1,370
Shares Redeemed	(9,985)	(22,218)
Net Decrease in Class I Shares Outstanding	(6,649)	(2,082)
Class A:
Shares Subscribed	139	3,333
Shares Issued on Distributions Reinvested	—	30
Shares Redeemed	(321)	(14,121)
Net Decrease in Class A Shares Outstanding	(182)	(10,758)
Class L:
Shares Exchanged	3	20
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(11)	(82)
Net Decrease in Class L Shares Outstanding	(8)	(60)
Class C:
Shares Subscribed	10	21
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(19)
Net Increase in Class C Shares Outstanding	9	2
Class IS:
Shares Subscribed	2,735	1,798
Shares Issued on Distributions Reinvested	—	327
Shares Redeemed	(1,708)	(4,190)
Net Increase (Decrease) in Class IS Shares Outstanding	1,027	(2,065)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.20		$14.74		$13.49		$17.97		$14.64		$15.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.18		0.28		0.31		0.26		0.27
Net Realized and Unrealized Gain (Loss)	0.95		1.50		2.47		(2.78)		3.41		(0.57)
Total from Investment Operations	1.16		1.68		2.75		(2.47)		3.67		(0.30)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.32)		(0.39)		(0.34)		(0.16)
Net Realized Gain	—		—		(1.18)		(1.62)		—		—
Total Distributions	—		(0.22)		(1.50)		(2.01)		(0.34)		(0.16)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.36		$16.20		$14.74		$13.49		$17.97		$14.64
Total Return(4)	7.16	%(7)	11.42%		20.37%		(13.80)%		25.17%		(2.00)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,661,400		$1,658,464		$1,539,709		$1,725,392		$1,691,807		$1,719,699
Ratio of Expenses Before Expense Limitation	1.00	%(8)	1.00%		1.00%		0.99%		0.99%		0.98%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(5)	N/A		N/A		0.95	%(5)
Ratio of Net Investment Income	2.48	%(5)(8)	1.28	%(5)	1.86	%(5)	1.82	%(5)	1.54	%(5)	1.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	20%		20%		34%		18%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.15		$14.67		$13.42		$17.75		$14.46		$14.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.11		0.24		0.32		0.19		0.23
Net Realized and Unrealized Gain (Loss)	0.95		1.50		2.46		(2.82)		3.38		(0.58)
Total from Investment Operations	1.14		1.61		2.70		(2.50)		3.57		(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.27)		(0.21)		(0.28)		(0.10)
Net Realized Gain	—		—		(1.18)		(1.62)		—		—
Total Distributions	—		(0.13)		(1.45)		(1.83)		(0.28)		(0.10)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.29		$16.15		$14.67		$13.42		$17.75		$14.46
Total Return(4)	7.06	%(7)	11.00%		20.11%		(14.13)%		24.77%		(2.33)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61,443		$60,346		$212,578		$244,622		$1,231,279		$1,176,835
Ratio of Expenses Before Expense Limitation	N/A		1.43%		1.25%		1.31%		1.31%		1.30%
Ratio of Expenses After Expense Limitation	1.16	%(5)(8)	1.30	%(5)	1.25	%(5)	1.30	%(5)	1.30	%(5)	1.29	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.25	%(5)	N/A		N/A		1.29	%(5)
Ratio of Net Investment Income	2.25	%(5)(8)	0.80	%(5)	1.62	%(5)	1.83%		1.16%		1.60%
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	10	%(7)	20%		20%		34%		18%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$15.91		$14.50		$13.28		$17.70		$14.43		$14.87
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.06		0.15		0.10		0.11		0.16
Net Realized and Unrealized Gain (Loss)	0.94		1.45		2.44		(2.66)		3.35		(0.58)
Total from Investment Operations	1.07		1.51		2.59		(2.56)		3.46		(0.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.19)		(0.24)		(0.19)		(0.02)
Net Realized Gain	—		—		(1.18)		(1.62)		—		—
Total Distributions	—		(0.10)		(1.37)		(1.86)		(0.19)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.98		$15.91		$14.50		$13.28		$17.70		$14.43
Total Return(4)	6.73	%(7)	10.40%		19.48%		(14.49)%		24.06%		(2.82)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,739		$5,513		$5,888		$6,022		$7,099		$7,008
Ratio of Expenses Before Expense Limitation	N/A		1.83%		1.79%		N/A		1.90%		1.93%
Ratio of Expenses After Expense Limitation	1.77	%(5)(8)	1.80	%(5)	1.78	%(5)	1.72	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.78	%(5)	N/A		N/A		1.80	%(5)
Ratio of Net Investment Income	1.60	%(5)(8)	0.41	%(5)	1.06	%(5)	1.17	%(5)	0.69	%(5)	1.09	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	20%		20%		34%		18%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$15.64		$14.26		$13.08		$17.51		$14.31		$14.77
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.02		0.10		0.05		0.04		0.14
Net Realized and Unrealized Gain (Loss)	0.91		1.43		2.41		(2.64)		3.35		(0.58)
Total from Investment Operations	1.02		1.45		2.51		(2.59)		3.39		(0.44)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.15)		(0.22)		(0.19)		(0.02)
Net Realized Gain	—		—		(1.18)		(1.62)		—		—
Total Distributions	—		(0.07)		(1.33)		(1.84)		(0.19)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.66		$15.64		$14.26		$13.08		$17.51		$14.31
Total Return(4)	6.52	%(7)	10.17%		19.18%		(14.82)%		23.78%		(3.01)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$985		$776		$674		$787		$677		$476
Ratio of Expenses Before Expense Limitation	2.20	%(8)	2.41%		2.35%		2.27%		2.41%		2.40%
Ratio of Expenses After Expense Limitation	2.05	%(5)(8)	2.05	%(5)	2.05	%(5)	2.05	%(5)	2.05	%(5)	2.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.05	%(5)	N/A		N/A		2.05	%(5)
Ratio of Net Investment Income	1.42	%(5)	0.15	%(5)	0.73	%(5)	0.83	%(5)	0.22	%(5)	0.95	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	20%		20%		34%		18%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

International Equity Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$16.19		$14.74		$13.48		$17.97		$14.64		$15.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.18		0.29		0.38		0.26		0.29
Net Realized and Unrealized Gain (Loss)	0.95		1.50		2.48		(2.86)		3.42		(0.59)
Total from Investment Operations	1.16		1.68		2.77		(2.48)		3.68		(0.30)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.33)		(0.39)		(0.35)		(0.16)
Net Realized Gain	—		—		(1.18)		(1.62)		—		—
Total Distributions	—		(0.23)		(1.51)		(2.01)		(0.35)		(0.16)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.35		$16.19		$14.74		$13.48		$17.97		$14.64
Total Return(4)	7.16	%(7)	11.39%		20.42%		(13.76)%		25.22%		(1.95)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$519,495		$468,152		$456,618		$462,752		$1,230,104		$1,058,165
Ratio of Expenses Before Expense Limitation	0.91	%(8)	0.91%		0.91%		N/A		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)(8)	0.91	%(5)	0.91	%(5)	0.90	%(5)	0.91	%(5)	0.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.91	%(5)	N/A		N/A		0.91	%(5)
Ratio of Net Investment Income	2.53	%(5)(8)	1.31	%(5)	1.94	%(5)	2.19	%(5)	1.52	%(5)	1.96	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	20%		20%		34%		18%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$82,532	$—	$—	$82,532
Air Freight & Logistics	65,912	—	—	65,912
Auto Components	17,794	—	—	17,794
Banks	73,193	—	—	73,193
Beverages	146,114	—	—	146,114

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Biotechnology	$32,785	$—	$—	$32,785
Capital Markets	49,081	—	—	49,081
Diversified Financial Services	13,778	—	—	13,778
Electrical Equipment	11,642	—	—	11,642
Electronic Equipment, Instruments & Components	63,140	—	—	63,140
Food Products	65,911	—	—	65,911
Health Care Equipment & Supplies	37,503	—	—	37,503
Health Care Providers & Services	61,466	—	—	61,466
Hotels, Restaurants & Leisure	16,575	—	—	16,575
Household Products	163,317	—	—	163,317
Insurance	170,552	—	—	170,552
Interactive Media & Services	53,674	—	—	53,674
Life Sciences Tools & Services	11,737	—	—	11,737
Machinery	47,437	—	—	47,437
Metals & Mining	92,667	—	—	92,667
Oil, Gas & Consumable Fuels	35,351	—	—	35,351
Personal Products	75,990	—	—	75,990
Pharmaceuticals	252,860	—	—	252,860
Professional Services	84,601	—	—	84,601
Semiconductors & Semiconductor Equipment	64,435	—	—	64,435
Software	143,134	—	—	143,134
Tech Hardware, Storage & Peripherals	36,537	—	—	36,537
Textiles, Apparel & Luxury Goods	141,032	—	—	141,032
Tobacco	92,601	—	—	92,601
Total Common Stocks	2,203,351	—	—	2,203,351
Short-Term Investment
Investment Company	48,444	—	—	48,444
Total Assets	$2,251,795	$—	$—	$2,251,795

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$43,861	(a)	$—	$(43,861	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $46,332,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $417,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $209,477,000 and $277,861,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$39,382	$167,187	$158,125	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$48,444

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$29,392	$—	$43,718	$164,037

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,945	$26,648

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.6%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
3689345 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	18
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,054.50	$1,020.08	$4.84	$4.76	0.95%
International Opportunity Portfolio Class A	1,000.00	1,053.20	1,018.74	6.21	6.11	1.22
International Opportunity Portfolio Class L	1,000.00	1,050.00	1,015.62	9.40	9.25	1.85
International Opportunity Portfolio Class C	1,000.00	1,049.40	1,015.17	9.86	9.69	1.94
International Opportunity Portfolio Class IS	1,000.00	1,055.10	1,020.48	4.43	4.36	0.87
International Opportunity Portfolio Class IR	1,000.00	1,055.10	1,020.48	4.43	4.36	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (0.8%)
Globant SA (a)	190,026	$41,650
Canada (9.0%)
Canada Goose Holdings, Inc. (See Note G) (a)	3,616,634	158,191
Shopify, Inc., Class A (a)	203,021	296,610
		454,801
China (21.3%)
Alibaba Group Holding Ltd. ADR (a)	435,212	98,697
DIDI Global, Inc. ADR	4,759,595	69,942
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,483,817	129,396
HUYA, Inc. ADR (See Note G) (a)(b)	4,582,289	80,877
Kuaishou Technology	2,782,700	67,721
Meituan, Class B (a)(c)	6,131,000	253,001
New Frontier Health Corp. SPAC (a)	1,583,308	17,686
Shenzhou International Group Holdings Ltd. (c)	2,125,400	53,681
TAL Education Group ADR (a)	3,865,604	97,529
Tencent Holdings Ltd. (c)	1,148,700	86,401
Trip.com Group Ltd. ADR (a)	3,346,259	118,658
		1,073,589
Denmark (5.8%)
DSV Panalpina A/S	1,251,238	291,798
France (4.1%)
Hermes International	141,274	205,793
Germany (6.6%)
Adidas AG	194,551	72,413
HelloFresh SE (a)	2,653,290	257,921
		330,334
India (7.3%)
HDFC Bank Ltd.	11,717,904	236,139
ICICI Bank Ltd. ADR (a)	4,599,046	78,644
Kotak Mahindra Bank Ltd. (a)	2,195,498	50,386
		365,169
Italy (4.3%)
Moncler SpA	3,173,459	214,713
Japan (4.3%)
Change, Inc. (a)(b)	1,019,800	27,401
Keyence Corp.	315,200	159,082
Pigeon Corp.	1,078,500	30,386
		216,869
Korea, Republic of (3.1%)
NAVER Corp.	422,416	156,603
Netherlands (5.2%)
Adyen N.V. (a)	51,714	126,350
ASML Holding N.V.	195,882	134,575
		260,925
Norway (0.7%)
Kahoot ASA (a)	4,996,824	34,240
	Shares	Value (000)
Sweden (5.4%)
Evolution AB	1,303,246	$205,946
Vitrolife AB	1,643,698	68,298
		274,244
Taiwan (3.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,061,000	150,787
United Kingdom (3.0%)
Deliveroo PLC (a)(b)	26,073,858	104,020
Fevertree Drinks PLC	1,248,814	44,448
		148,468
United States (13.6%)
Coupang, Inc. (a)	506,690	21,190
EPAM Systems, Inc. (a)	345,638	176,607
Farfetch Ltd., Class A (a)	2,879,551	145,014
MercadoLibre, Inc. (a)	73,352	114,267
Spotify Technology SA (a)	823,715	227,007
		684,085
Total Common Stocks (Cost $3,274,097)		4,904,068
Investment Company (0.3%)
United States (0.3%)
Grayscale Bitcoin Trust (a) (Cost $28,967)	574,799	17,135
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	90,638,990	90,639
	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $4,267; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $4,353)	$4,267	4,267
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $11,949; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $12,188)	11,949	11,949
		16,216
Total Securities held as Collateral on Loaned Securities (Cost $106,855)		106,855

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

	Shares	Value (000)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $183,863)	183,862,881	$183,863
Total Short-Term Investments (Cost $290,718)		290,718
Total Investments (103.6%) (Cost $3,593,782) Including $151,613 of Securities Loaned (d)(e)		5,211,921
Liabilities in Excess of Other Assets (–3.6%)		(178,755)
Net Assets (100.0%)		$5,033,166

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Altimeter Growth Corp	Grab Holdings, Inc. (a)(f)(g)(h)(i)	$38,189,810	12/31/21	$2,024	0.04%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,801,682,000 and the aggregate gross unrealized depreciation is approximately $181,519,000, resulting in net unrealized appreciation of approximately $1,620,163,000.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $2,024,000 and represents less than 0.05% of net assets.

(g)  At June 30, 2021, the Fund held a fair valued derivative contract valued at approximately $2,024,000, representing less than 0.05% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,818,981 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	21.8%
Other**	20.0
Textiles, Apparel & Luxury Goods	13.8
Information Technology Services	13.1
Banks	7.2
Entertainment	6.7
Interactive Media & Services	6.1
Air Freight & Logistics	5.7
Semiconductors & Semiconductor Equipment	5.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with total unrealized appreciation of approximately $2,024,000.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,131,941)	$4,698,351
Investment in Security of Affiliated Issuer, at Value (Cost $461,841)	513,570
Total Investments in Securities, at Value (Cost $3,593,782)	5,211,921
Foreign Currency, at Value (Cost $4,737)	4,639
Cash from Securities Lending	3,098
Receivable for Fund Shares Sold	8,665
Dividends Receivable	1,644
Tax Reclaim Receivable	499
Receivable from Securities Lending Income	273
Receivable from Affiliate	1
Unrealized Appreciation on Derivative Contract — PIPE	2,024
Other Assets	848
Total Assets	5,233,612
Liabilities:
Collateral on Securities Loaned, at Value	109,953
Payable for Investments Purchased	69,942
Payable for Advisory Fees	9,200
Deferred Capital Gain Country Tax	6,904
Payable for Fund Shares Redeemed	3,550
Payable for Administration Fees	324
Payable for Shareholder Services Fees — Class A	158
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	88
Payable for Custodian Fees	166
Payable for Professional Fees	49
Payable for Transfer Agency Fees — Class I	29
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Organization Costs for Subsidiary	14
Payable for Sub Transfer Agency Fees — Class L	—	@
Other Liabilities	63
Total Liabilities	200,446
Net Assets	$5,033,166
Net Assets Consist of:
Paid-in-Capital	$3,271,738
Total Distributable Earnings	1,761,428
Net Assets	$5,033,166
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$3,845,216
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	87,943,833
Net Asset Value, Offering and Redemption Price Per Share	$43.72
CLASS A:
Net Assets	$792,042
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,534,546
Net Asset Value, Redemption Price Per Share	$42.73
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.37
Maximum Offering Price Per Share	$45.10
CLASS L:
Net Assets	$527
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,937
Net Asset Value, Offering and Redemption Price Per Share	$40.73
CLASS C:
Net Assets	$108,226
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,693,397
Net Asset Value, Offering and Redemption Price Per Share	$40.18
CLASS IS:
Net Assets	$129,646
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,956,281
Net Asset Value, Offering and Redemption Price Per Share	$43.85
CLASS IR:
Net Assets	$157,509
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,590,229
Net Asset Value, Offering and Redemption Price Per Share	$43.87
(1) Including: Securities on Loan, at Value:	$151,613

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,493 of Foreign Taxes Withheld)	$8,687
Income from Securities Loaned — Net	1,723
Dividends from Security of Affiliated Issuer (Note G)	12
Total Investment Income	10,422
Expenses:
Advisory Fees (Note B)	17,985
Administration Fees (Note C)	1,892
Sub Transfer Agency Fees — Class I	1,304
Sub Transfer Agency Fees — Class A	366
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	31
Shareholder Services Fees — Class A (Note D)	941
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	515
Custodian Fees (Note F)	379
Registration Fees	183
Transfer Agency Fees — Class I (Note E)	86
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	7
Transfer Agency Fees — Class IS (Note E)	5
Transfer Agency Fees — Class IR (Note E)	1
Professional Fees	60
Shareholder Reporting Fees	37
Directors' Fees and Expenses	25
Organization Costs for Subsidiary	14
Pricing Fees	1
Interest Expenses	2
Other Expenses	40
Total Expenses	23,882
Rebate from Morgan Stanley Affiliate (Note G)	(77)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(3)
Net Expenses	23,802
Net Investment Loss	(13,380)
Realized Gain (Loss):
Investments Sold (Net of $99 of Capital Gain Country Tax)	163,492
Investments in Affiliates	14,346
Foreign Currency Translation	(203)
Net Realized Gain	177,635
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,577)	14,325
Investments in Affiliates	40,097
Foreign Currency Translation	(119)
Derivative Contract — PIPE	2,024
Net Change in Unrealized Appreciation (Depreciation)	56,327
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	233,962
Net Increase in Net Assets Resulting from Operations	$220,582

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(13,380)	$(19,206)
Net Realized Gain	177,635	47,800
Net Change in Unrealized Appreciation (Depreciation)	56,327	1,228,807
Net Increase in Net Assets Resulting from Operations	220,582	1,257,401
Dividends and Distributions to Shareholders:
Class I	—	(7,420)
Class A	—	(1,688)
Class L	—	(1)
Class C	—	(232)
Class IS	—	(237)
Class IR	—	(357)
Total Dividends and Distributions to Shareholders	—	(9,935)
Capital Share Transactions:(1)
Class I:
Subscribed	978,715	1,419,406
Distributions Reinvested	—	7,256
Redeemed	(454,603)	(489,145)
Class A:
Subscribed	176,599	273,991
Distributions Reinvested	—	1,687
Redeemed	(102,951)	(133,945)
Class L:
Exchanged	20	11
Distributions Reinvested	—	1
Redeemed	(56)	(197)
Class C:
Subscribed	20,231	22,956
Distributions Reinvested	—	230
Redeemed	(7,135)	(13,042)
Class IS:
Subscribed	44,799	39,019
Distributions Reinvested	—	237
Redeemed	(21,014)	(23,518)
Class IR:
Subscribed	—	20,000
Distributions Reinvested	—	357
Redeemed	—	(30,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	634,605	1,095,304
Redemption Fees	95	74
Total Increase in Net Assets	855,282	2,342,844
Net Assets:
Beginning of Period	4,177,884	1,835,040
End of Period	$5,033,166	$4,177,884

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	22,491	44,755
Shares Issued on Distributions Reinvested	—	178
Shares Redeemed	(10,589)	(16,959)
Net Increase in Class I Shares Outstanding	11,902	27,974
Class A:
Shares Subscribed	4,132	8,600
Shares Issued on Distributions Reinvested	—	42
Shares Redeemed	(2,454)	(4,599)
Net Increase in Class A Shares Outstanding	1,678	4,043
Class L:
Shares Exchanged	— @@	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(7)
Net Decrease in Class L Shares Outstanding	(1)	(7)
Class C:
Shares Subscribed	502	740
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(181)	(509)
Net Increase in Class C Shares Outstanding	321	237
Class IS:
Shares Subscribed	1,012	1,305
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(486)	(751)
Net Increase in Class IS Shares Outstanding	526	560
Class IR:
Shares Subscribed	—	583
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	—	(1,124)
Net Decrease in Class IR Shares Outstanding	—	(532)

*  Not consolidated.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$41.46		$26.73		$19.77		$22.52		$14.93		$15.03
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.11)		(0.22)		(0.04)		(0.04)		(0.08)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.37		15.05		7.00		(2.66)		8.04		(0.07)
Total from Investment Operations	2.26		14.83		6.96		(2.70)		7.96		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.00	)(4)
Net Realized Gain	—		(0.10)		—		(0.05)		(0.37)		—
Total Distributions	—		(0.10)		—		(0.05)		(0.37)		(0.00	)(4)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$43.72		$41.46		$26.73		$19.77		$22.52		$14.93
Total Return(5)	5.45	%(8)	55.49%		35.20%		(12.04)%		53.38%		(0.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,845,216		$3,152,320		$1,284,678		$649,580		$358,141		$62,440
Ratio of Expenses Before Expense Limitation	N/A		0.98%		1.03%		1.04%		1.10%		1.34%
Ratio of Expenses After Expense Limitation	0.95	%(6)(9)	0.97	%(6)	0.99	%(6)	0.99	%(6)	0.98	%(6)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(6)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.50	)%(6)(9)	(0.70	)%(6)	(0.15	)%(6)	(0.19	)%(6)	(0.42	)%(6)	(0.22	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.02%		0.00	%(7)
Portfolio Turnover Rate	11	%(8)	25%		20%		36%		30%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$40.57		$26.23		$19.46		$22.25		$14.79		$14.93
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.16)		(0.30)		(0.10)		(0.11)		(0.15)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.32		14.74		6.87		(2.63)		7.98		(0.06)
Total from Investment Operations	2.16		14.44		6.77		(2.74)		7.83		(0.14)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)		—		(0.05)		(0.37)		—
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$42.73		$40.57		$26.23		$19.46		$22.25		$14.79
Total Return(5)	5.32	%(8)	55.06%		34.79%		(12.36)%		53.01%		(1.00)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$792,042		$683,897		$336,109		$223,098		$186,988		$11,727
Ratio of Expenses Before Expense Limitation	N/A		1.26%		1.30%		1.34%		1.36%		1.66%
Ratio of Expenses After Expense Limitation	1.22	%(6)(9)	1.25	%(6)	1.29	%(6)	1.33	%(6)	1.27	%(6)	1.35	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.22	%(6)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.78	)%(6)(9)	(0.96	)%(6)	(0.44	)%(6)	(0.51	)%(6)	(0.74	)%(6)	(0.55	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.02%		0.00	%(7)
Portfolio Turnover Rate	11	%(8)	25%		20%		36%		30%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$38.79		$25.23		$18.82		$21.63		$14.47		$14.69
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.28)		(0.44)		(0.23)		(0.22)		(0.22)		(0.14)
Net Realized and Unrealized Gain (Loss)	2.22		14.10		6.64		(2.54)		7.75		(0.08)
Total from Investment Operations	1.94		13.66		6.41		(2.76)		7.53		(0.22)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)		—		(0.05)		(0.37)		—
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$40.73		$38.79		$25.23		$18.82		$21.63		$14.47
Total Return(5)	5.00	%(8)	54.15%		34.06%		(12.81)%		52.11%		(1.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$527		$533		$512		$382		$364		$221
Ratio of Expenses Before Expense Limitation	2.04	%(9)	2.14%		2.19%		2.28%		2.51%		3.16%
Ratio of Expenses After Expense Limitation	1.85	%(6)(9)	1.84	%(6)	1.84	%(6)	1.84	%(6)	1.84	%(6)	1.85	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(6)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.42	)%(6)(9)	(1.54	)%(6)	(0.99	)%(6)	(1.02	)%(6)	(1.16	)%(6)	(1.00	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	11	%(8)	25%		20%		36%		30%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$38.29		$24.94		$18.63		$21.46		$14.39		$14.63
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.30)		(0.48)		(0.26)		(0.27)		(0.29)		(0.19)
Net Realized and Unrealized Gain (Loss)	2.19		13.93		6.57		(2.51)		7.73		(0.05)
Total from Investment Operations	1.89		13.45		6.31		(2.78)		7.44		(0.24)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)		—		(0.05)		(0.37)		—
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$40.18		$38.29		$24.94		$18.63		$21.46		$14.39
Total Return(5)	4.94	%(8)	53.94%		33.87%		(13.00)%		51.77%		(1.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$108,226		$90,845		$53,257		$35,297		$23,334		$1,862
Ratio of Expenses Before Expense Limitation	N/A		1.98%		2.03%		2.06%		2.10%		2.43%
Ratio of Expenses After Expense Limitation	1.94	%(6)(9)	1.97	%(6)	2.02	%(6)	2.04	%(6)	2.01	%(6)	2.10	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.94	%(6)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.50	)%(6)(9)	(1.68	)%(6)	(1.17	)%(6)	(1.24	)%(6)	(1.45	)%(6)	(1.32	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.02%		0.00	%(7)
Portfolio Turnover Rate	11	%(8)	25%		20%		36%		30%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$41.56		$26.77		$19.79		$22.54		$14.94		$15.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.09)		(0.18)		(0.02)		0.02		(0.12)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.38		15.07		7.00		(2.72)		8.09		(0.06)
Total from Investment Operations	2.29		14.89		6.98		(2.70)		7.97		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.00	)(4)
Net Realized Gain	—		(0.10)		—		(0.05)		(0.37)		—
Total Distributions	—		(0.10)		—		(0.05)		(0.37)		(0.00	)(4)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$43.85		$41.56		$26.77		$19.79		$22.54		$14.94
Total Return(5)	5.51	%(8)	55.63%		35.27%		(12.03)%		53.41%		(0.64)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$129,646		$101,008		$50,083		$14,016		$57,629		$1,030
Ratio of Expenses Before Expense Limitation	0.88	%(9)	0.90%		0.98%		0.95%		1.03%		5.64%
Ratio of Expenses After Expense Limitation	0.87	%(6)(9)	0.88	%(6)	0.91	%(6)	0.92	%(6)	0.92	%(6)	0.93	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.87	%(6)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.42	)%(6)(9)	(0.59	)%(6)	(0.07	)%(6)	0.09	%(6)	(0.56	)%(6)	(0.20	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	11	%(8)	25%		20%		36%		30%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$41.58		$26.78		$19.79		$25.37
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.09)		(0.19)		(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss)	2.38		15.09		7.01		(5.47)
Total from Investment Operations	2.29		14.90		6.99		(5.53)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)		—		(0.05)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$43.87		$41.58		$26.78		$19.79
Total Return(5)	5.51	%(8)	55.64%		35.32%		(21.84	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$157,509		$149,281		$110,401		$81,592
Ratio of Expenses Before Expense Limitation	N/A		0.89%		0.93%		0.95	%(9)
Ratio of Expenses After Expense Limitation	0.87	%(6)(9)	0.88	%(6)	0.91	%(6)	0.93	%(6)(9)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.87	%(6)(9)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.44	)%(6)(9)	(0.60	)%(6)	(0.07	)%(6)	(0.46	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01	%(9)
Portfolio Turnover Rate	11	%(8)	25%		20%		36%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015 the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $21,257,000 or approximately 0.42% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$291,798	$—	$—	$291,798
Banks	365,169	—	—	365,169
Beverages	44,448	—	—	44,448
Biotechnology	68,298	—	—	68,298
Diversified Consumer Services	97,529	—	—	97,529
Electronic Equipment, Instruments & Components	159,082	—	—	159,082
Entertainment	342,124	—	—	342,124
Food Products	129,396	—	—	129,396
Health Care Providers & Services	17,686	—	—	17,686
Hotels, Restaurants & Leisure	205,946	—	—	205,946
Household Products	30,386	—	—	30,386
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$668,618	$—	$—	$668,618
Interactive Media & Services	243,004	67,721	—	310,725
Internet & Direct Marketing Retail	1,112,768	—	—	1,112,768
Road & Rail	69,942	—	—	69,942
Semiconductors & Semiconductor Equipment	285,362	—	—	285,362
Textiles, Apparel & Luxury Goods	704,791	—	—	704,791
Total Common Stocks	4,836,347	67,721	—	4,904,068
Investment Company	17,135	—	—	17,135
Short-Term Investments
Investment Company	274,502	—	—	274,502
Repurchase Agreements	—	16,216	—	16,216
Total Short-Term Investments	274,502	16,216	—	290,718
Derivative Contract — PIPE	—	—	2,024	2,024
Total Assets	$5,127,984	$83,937	$2,024	$5,213,945

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	2,024
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,024
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$2,024

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$2,024	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-tomarket on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation

(depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	$2,024

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$2,024

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities (000)
Derivative Contract — PIPE	$2,024	$—

(a) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE
Average monthly notional amount	$38,190,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$151,613	(b)	$—	$(151,613	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $109,953,000, of which approximately $106,855,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $3,098,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $49,128,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$109,953	$—	$—	$—	$109,953
Total Borrowings	$109,953	$—	$—	$—	$109,953
Gross amount of recognized liabilities for securities lending transactions					$109,953

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Effective March 5, 2021, the Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

than long-term U.S. Government securities and short-term investments were approximately $1,386,367,000 and $516,410,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $77,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$372,133	$772,838	$870,469	$12
Canada Goose Holdings, Inc.	145,556	7,371	64,500	—
HUYA, Inc. ADR	70,008	28,753	2,563	—
	$587,697	$808,962	$937,532	$12
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$274,502
Canada Goose Holdings, Inc.	15,397	54,367	158,191
HUYA, Inc. ADR	(1,051)	(14,270)	80,877
	$14,346	$40,097	$513,570

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$9,935	$—	$—

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$8,033	$(8,033)

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $40,030,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2020, the Fund intends to defer to January 1, 2021 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$11,470

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 27.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
3691479 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Expense Example

Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Permanence Portfolio Class I	$1,000.00	$1,085.30	$1,020.58	$4.39	$4.26	0.85%
Permanence Portfolio Class A	1,000.00	1,083.50	1,018.84	6.20	6.01	1.20
Permanence Portfolio Class C	1,000.00	1,078.50	1,015.12	10.05	9.74	1.95
Permanence Portfolio Class IS	1,000.00	1,086.00	1,020.83	4.14	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Aerospace & Defense (10.4%)
Axon Enterprise, Inc. (a)	1,378	$243
HEICO Corp., Class A	1,206	150
		393
Capital Markets (4.0%)
Intercontinental Exchange, Inc.	482	57
S&P Global, Inc.	232	95
		152
Chemicals (2.9%)
Ecolab, Inc.	268	55
Sherwin-Williams Co. (The)	205	56
		111
Commercial Services & Supplies (4.9%)
Cintas Corp.	99	38
Copart, Inc. (a)	418	55
Rollins, Inc.	2,704	92
		185
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	159	56
Containers & Packaging (1.0%)
Ball Corp.	448	36
Diversified Consumer Services (1.7%)
Chegg, Inc. (a)	342	29
Service Corp. International	673	36
		65
Entertainment (4.4%)
Walt Disney Co. (The) (a)	939	165
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. REIT	223	60
Equinix, Inc. REIT	42	34
		94
Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	402	159
Food Products (1.0%)
UTZ Brands, Inc.	1,670	36
Health Care Equipment & Supplies (7.6%)
Danaher Corp.	355	95
IDEXX Laboratories, Inc. (a)	88	56
Intuitive Surgical, Inc. (a)	148	136
		287
Health Care Technology (4.0%)
Veeva Systems, Inc., Class A (a)	490	152
Hotels, Restaurants & Leisure (4.2%)
Domino's Pizza, Inc.	121	56
McDonald's Corp.	233	54
Starbucks Corp.	445	50
		160
	Shares	Value (000)
Household Products (1.4%)
Colgate-Palmolive Co.	641	$52
Industrial Conglomerates (2.5%)
Roper Technologies, Inc.	201	95
Insurance (1.5%)
Progressive Corp. (The)	575	56
Internet & Direct Marketing Retail (4.4%)
Amazon.com, Inc. (a)	48	165
Metals & Mining (1.0%)
Royal Gold, Inc.	321	37
Oil, Gas & Consumable Fuels (1.5%)
Texas Pacific Land Corp.	36	58
Pharmaceuticals (3.3%)
Royalty Pharma PLC, Class A (United Kingdom)	2,988	123
Professional Services (1.4%)
CoStar Group, Inc. (a)	640	53
Semiconductors & Semiconductor Equipment (5.5%)
ASML Holding N.V. (Registered)	300	207
Software (13.2%)
ANSYS, Inc. (a)	95	33
Appfolio, Inc., Class A (a)	402	57
Cadence Design Systems, Inc. (a)	284	39
Constellation Software, Inc.	119	180
Guidewire Software, Inc. (a)	289	33
Synopsys, Inc. (a)	147	41
Topicus.com, Inc. (a)	528	38
Tyler Technologies, Inc. (a)	173	78
		499
Specialty Retail (2.6%)
AutoZone, Inc. (a)	25	37
Home Depot, Inc. (The)	186	60
		97
Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	357	55
Trading Companies & Distributors (1.9%)
Fastenal Co.	693	36
Watsco, Inc.	118	34
		70
Total Common Stocks (Cost $2,784)		3,618
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $22)	443	13
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $50)	49,658	50

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Shares	Value (000)
Total Investments Excluding Purchased Options (97.6%) (Cost $2,856)	$3,681
Total Purchased Options Outstanding (0.0%) (b) (Cost $16)	1
Total Investments (97.6%) (Cost $2,872) (c)	3,682
Other Assets in Excess of Liabilities (2.4%)	91
Net Assets (100.0%)	$3,773

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book Purposes. The aggregate gross unrealized appreciation is approximately $847,000 and the aggregate gross unrealized depreciation is approximately $37,000, resulting in net unrealized appreciation of approximately $810,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.42	Jan-22	800,000	800	$—	@	$3	$(3)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	694,590	695	1		4	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.70	Nov-21	700,000	700	—	@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.98	Sep-21	561,500	562	—	@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul-21	591,131	591	—	@	3	(3)
							$1		$16	$(15)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar
Portfolio Composition

Classification	Percentage of Total Investments
Other*	57.3%
Software	13.6
Aerospace & Defense	10.7
Health Care Equipment & Supplies	7.8
Semiconductors & Semiconductor Equipment	5.6
Commercial Services & Supplies	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,822)	$3,632
Investment in Security of Affiliated Issuer, at Value (Cost $50)	50
Total Investments in Securities, at Value (Cost $2,872)	3,682
Foreign Currency, at Value (Cost —@)	—	@
Receivable for Investments Sold	80
Due from Adviser	39
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	50
Total Assets	3,852
Liabilities:
Payable for Investments Purchased	54
Payable for Professional Fees	15
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Payable for Organization Costs for Subsidiary	—	@
Other Liabilities	8
Total Liabilities	79
Net Assets	$3,773
Net Assets Consist of:
Paid-in-Capital	$2,521
Total Distributable Earnings	1,252
Net Assets	$3,773
CLASS I:
Net Assets	$3,535
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	222,405
Net Asset Value, Offering and Redemption Price Per Share	$15.90
CLASS A:
Net Assets	$197
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,420
Net Asset Value, Redemption Price Per Share	$15.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.71
CLASS C:
Net Assets	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,548
Net Asset Value, Offering and Redemption Price Per Share	$15.66
CLASS IS:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,061
Net Asset Value, Offering and Redemption Price Per Share	$15.91

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$21
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	21
Expenses:
Professional Fees	39
Organization Costs for Subsidiary	32
Registration Fees	15
Advisory Fees (Note B)	11
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class C	—	@
Other Expenses	7
Total Expenses	121
Expenses Reimbursed by Adviser (Note B)	(93)
Waiver of Advisory Fees (Note B)	(11)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	14
Net Investment Income	7
Realized Gain (Loss):
Investments Sold	275
Foreign Currency Translation	(—	@)
Net Realized Gain	275
Change in Unrealized Appreciation (Depreciation):
Investments	8
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	8
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	283
Net Increase in Net Assets Resulting from Operations	$290

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Period from March 31, 2020^ to December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$7	$	(— @)
Net Realized Gain	275		344
Net Change in Unrealized Appreciation (Depreciation)	8		802
Net Increase in Net Assets Resulting from Operations	290		1,146
Dividends and Distributions to Shareholders:
Class I	—		(174)
Class A	—		(8)
Class C	—		(1)
Class IS	—		(1)
Total Dividends and Distributions to Shareholders	—		(184)
Capital Share Transactions:(1)
Class I:
Subscribed	114		2,025
Distributions Reinvested	—		174
Class A:
Subscribed	228		248
Distributions Reinvested	—		8
Redeemed	(301)		(4)
Class C:
Subscribed	2		15
Distributions Reinvested	—		1
Class IS:
Subscribed	—		10
Distributions Reinvested	—		1
Net Increase in Net Assets Resulting from Capital Share Transactions	43		2,478
Total Increase in Net Assets	333		3,440
Net Assets:
Beginning of Period	3,440		—
End of Period	$3,773		$3,440
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8		203
Shares Issued on Distributions Reinvested	—		12
Net Increase in Class I Shares Outstanding	8		215
Class A:
Shares Subscribed	16		17
Shares Issued on Distributions Reinvested	—		1
Shares Redeemed	(21)		(— @@)
Net Increase (Decrease) in Class A Shares Outstanding	(5)		18
Class C:
Shares Subscribed	— @@		1
Shares Issued on Distributions Reinvested	—		— @@
Net Increase in Class C Shares Outstanding	— @@		1
Class IS:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—		— @@
Net Increase in Class IS Shares Outstanding	—		1

^  Commencement of Operations.

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.02		(0.00	)(4)
Net Realized and Unrealized Gain	1.23		5.51
Total from Investment Operations	1.25		5.51
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.86)
Net Asset Value, End of Period	$15.90		$14.65
Total Return(5)	8.53	%(8)	55.46	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,535		$3,147
Ratio of Expenses Before Expense Limitation	6.78	%(9)	10.85	%(9)
Ratio of Expenses After Expense Limitation	0.85	%(6)(9)	0.85	%(6)(9)
Ratio of Net Investment Income (Loss)	0.33	%(6)(9)	(0.02	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)(9)
Portfolio Turnover Rate	36	%(8)	68	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00	(4)	(0.01)
Net Realized and Unrealized Gain	1.22		5.48
Total from Investment Operations	1.22		5.47
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.86)
Net Asset Value, End of Period	$15.83		$14.61
Total Return(5)	8.35	%(8)	55.05	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$197		$256
Ratio of Expenses Before Expense Limitation	7.87	%(9)	17.41	%(9)
Ratio of Expenses After Expense Limitation	1.20	%(6)(9)	1.20	%(6)(9)
Ratio of Net Investment Income (Loss)	0.01	%(6)(9)	(0.06	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)(9)
Portfolio Turnover Rate	36	%(8)	68	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.11)
Net Realized and Unrealized Gain	1.20		5.49
Total from Investment Operations	1.14		5.38
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.86)
Net Asset Value, End of Period	$15.66		$14.52
Total Return(4)	7.85	%(7)	54.15	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24		$21
Ratio of Expenses Before Expense Limitation	15.46	%(8)	24.15	%(8)
Ratio of Expenses After Expense Limitation	1.95	%(5)(8)	1.95	%(5)(8)
Ratio of Net Investment Loss	(0.76	)%(5)(8)	(1.08	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	36	%(7)	68	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Consolidated Financial Highlights

Permanence Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2021 (unaudited)		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.03		(0.00	)(4)
Net Realized and Unrealized Gain	1.23		5.51
Total from Investment Operations	1.26		5.51
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.86)
Net Asset Value, End of Period	$15.91		$14.65
Total Return(5)	8.60	%(8)	55.45	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$16
Ratio of Expenses Before Expense Limitation	17.66	%(9)	25.34	%(9)
Ratio of Expenses After Expense Limitation	0.80	%(6)(9)	0.80	%(6)(9)
Ratio of Net Investment Income	0.39	%(6)(9)	0.03	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)(9)
Portfolio Turnover Rate	36	%(8)	68	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $14,000 or approximately 0.38% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$393	$—	$—	$393
Capital Markets	152	—	—	152
Chemicals	111	—	—	111
Commercial Services & Supplies	185	—	—	185
Construction Materials	56	—	—	56
Containers & Packaging	36	—	—	36
Diversified Consumer Services	65	—	—	65
Entertainment	165	—	—	165
Equity Real Estate Investment Trusts (REITs)	94	—	—	94
Food & Staples Retailing	159	—	—	159
Food Products	36	—	—	36
Health Care Equipment & Supplies	287	—	—	287
Health Care Technology	152	—	—	152
Hotels, Restaurants & Leisure	160	—	—	160
Household Products	52	—	—	52
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Industrial Conglomerates	$95	$—	$—	$95
Insurance	56	—	—	56
Internet & Direct Marketing Retail	165	—	—	165
Metals & Mining	37	—	—	37
Oil, Gas & Consumable Fuels	58	—	—	58
Pharmaceuticals	123	—	—	123
Professional Services	53	—	—	53
Semiconductors & Semiconductor Equipment	207	—	—	207
Software	461	38	—	499
Specialty Retail	97	—	—	97
Textiles, Apparel & Luxury Goods	55	—	—	55
Trading Companies & Distributors	70	—	—	70
Total Common Stocks	3,580	38	—	3,618
Call Options Purchased	—	1	—	1
Investment Company	13	—	—	13
Short-Term Investment
Investment Company	50	—	—	50
Total Assets	$3,643	$39	$—	$3,682

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Investments	(Purchased Options)	$(2	)(b)

(b) Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(6	)(c)

(c) Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1		$—	$—	$1
JP Morgan Chase Bank NA	—	@	—	—	—	@
Total	$1		$—	$—	$1

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,399,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $11,000 of advisory fees were waived and approximately $96,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,234,000 and $1,249,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$98	$899	$947	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$50

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2020 was as follows:

2020 Distributions Paid From: Ordinary Income (000)
$184

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$188	$—

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the period since the end of March 2020, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIPERMSAN
3691443 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Real Assets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

Real Assets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Real Assets Portfolio Class I	$1,000.00	$1,111.10	$1,020.98	$4.03	$3.86	0.77%
Real Assets Portfolio Class A	1,000.00	1,109.10	1,019.09	6.01	5.76	1.15
Real Assets Portfolio Class C	1,000.00	1,105.90	1,015.37	9.92	9.49	1.90
Real Assets Portfolio Class IS	1,000.00	1,111.20	1,021.08	3.93	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

Real Assets Portfolio

	Shares	Value (000)
Common Stocks (74.5%)
Australia (2.7%)
Atlas Arteria Ltd.	11,005	$53
Charter Hall Group REIT	8,155	95
CSL Ltd.	337	72
Endeavour Group Ltd. (a)	1,569	7
Goodman Group REIT	4,865	77
Mirvac Group REIT	46,126	101
Sydney Airport (a)	9,937	43
Transurban Group	15,519	166
Wesfarmers Ltd.	1,496	66
Woolworths Group Ltd.	1,569	45
		725
Belgium (0.2%)
Aedifica SA REIT	469	62
Canada (4.0%)
Bank of Montreal	702	72
Canadian National Railway Co.	363	38
Enbridge, Inc.	5,689	228
Gibson Energy, Inc. (b)	9,369	180
Great-West Lifeco, Inc.	1,866	55
Manulife Financial Corp.	3,417	67
Pembina Pipeline Corp. (b)	3,383	107
RioCan Real Estate Investment Trust	4,412	79
Royal Bank of Canada	589	60
TC Energy Corp.	4,049	200
		1,086
China (2.6%)
China Gas Holdings Ltd. (c)	71,118	217
China Merchants Port Holdings Co., Ltd. (c)	30,129	44
China Overseas Land & Investment Ltd. (c)	23,896	54
China Resources Land Ltd. (c)	13,264	54
GDS Holdings Ltd. ADR (a)	2,229	175
Jiangsu Expressway Co., Ltd. H Shares (c)	69,138	78
Zhejiang Expressway Co., Ltd., Class H (c)	102,000	91
		713
Denmark (0.3%)
Orsted A/S	497	70
France (3.0%)
Airbus SE (a)	462	59
Bollore SA	10,370	56
Dassault Systemes SE	206	50
Getlink SE	3,695	58
ICADE REIT	781	67
LVMH Moet Hennessy Louis Vuitton SE	98	77
Mercialys SA REIT	8,492	103
Societe Generale SA	2,038	60
Vinci SA	2,675	285
		815
	Shares	Value (000)
Germany (2.3%)
Alstria Office AG REIT	6,860	$127
BASF SE	976	77
Deutsche Wohnen SE	3,686	225
SAP SE	377	53
Siemens AG (Registered)	388	61
Vantage Towers AG (a)	2,198	71
		614
Hong Kong (1.9%)
ESR Cayman Ltd. (a)	22,000	74
Hong Kong & China Gas Co., Ltd.	34,993	55
New World Development Co. Ltd.	13,000	68
Power Assets Holdings Ltd.	13,000	80
Wharf Real Estate Investment Co., Ltd.	31,694	184
Xinyi Glass Holdings Ltd.	13,576	55
		516
India (0.1%)
Azure Power Global Ltd. (a)	474	13
Italy (1.0%)
Atlantia SpA (a)	3,590	65
Ferrari N.V.	284	59
Infrastrutture Wireless Italiane SpA	7,559	85
Terna SpA	9,028	67
		276
Japan (5.0%)
Activia Properties, Inc. REIT	15	71
Central Japan Railway Co.	200	30
East Japan Railway Co.	1,300	93
Idemitsu Kosan Co., Ltd.	2,155	52
ITOCHU Corp.	2,281	66
Japan Hotel REIT Investment Corp.	163	98
Japan Metropolitan Fund Investment Corp. REIT	56	61
Marubeni Corp.	8,422	73
Mitsubishi Corp.	2,738	75
Mitsui & Co., Ltd.	2,698	61
Mitsui Fudosan Co., Ltd.	8,800	204
Nippon Building Fund, Inc. REIT	22	137
Nippon Prologis REIT Inc.	44	140
Nomura Real Estate Master Fund, Inc. REIT	40	64
Sumitomo Corp.	4,506	60
Toyota Tsusho Corp.	1,383	65
		1,350
Mexico (0.7%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	7,953	85
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	5,289	98
Promotora y Operadora de Infraestructura SAB de CV	1,157	9
		192

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
Netherlands (0.4%)
ASML Holding N.V.	77	$53
Randstad N.V.	723	55
		108
New Zealand (0.1%)
Auckland International Airport Ltd. (a)	7,193	37
Portugal (0.1%)
EDP Renovaveis SA	1,391	32
Singapore (0.6%)
DBS Group Holdings Ltd.	2,685	59
Keppel DC REIT	24,300	45
Parkway Life Real Estate Investment Trust REIT	19,200	66
		170
South Africa (0.0%) (d)
Thungela Resources Ltd. (a)(b)	2	—	@
Spain (1.4%)
Aena SME SA (a)	330	54
Cellnex Telecom SA	2,032	129
Ferrovial SA	2,761	81
Iberdrola SA	3,275	40
Merlin Properties Socimi SA REIT	6,332	66
		370
Sweden (0.3%)
Hufvudstaden AB, Class A	1,631	28
Telia Co., AB	12,848	57
		85
Switzerland (1.5%)
Barry Callebaut AG (Registered)	27	63
Cie Financiere Richemont SA (Registered)	479	58
Flughafen Zurich AG (Registered) (a)	362	60
Novartis AG (Registered)	734	67
Roche Holding AG (Genusschein)	259	97
Swatch Group AG (The)	166	57
		402
United Kingdom (3.9%)
Anglo American PLC	27	1
GlaxoSmithKline PLC	3,572	70
Grainger PLC	17,120	67
Hammerson PLC REIT (b)	136,153	70
Helical PLC	22,343	134
Land Securities Group PLC REIT	10,164	95
LondonMetric Property PLC REIT	17,249	55
National Grid PLC	20,256	258
Next PLC (a)	466	51
Pennon Group PLC	3,948	62
Rio Tinto PLC	603	50
Royal Dutch Shell PLC, Class B	3,554	69
Segro PLC REIT	48	1
Severn Trent PLC	1,647	57
		1,040
	Shares	Value (000)
United States (42.4%)
Abbott Laboratories	408	$47
Accenture PLC, Class A	190	56
Adobe, Inc. (a)	172	101
Alexandria Real Estate Equities, Inc. REIT	744	135
Alphabet, Inc., Class A (a)	85	213
Altria Group, Inc.	1,017	49
Amazon.com, Inc. (a)	54	186
Ameren Corp.	1,178	94
American Campus Communities, Inc. REIT	2,847	133
American Electric Power Co., Inc.	1,385	117
American Express Co.	446	74
American Tower Corp. REIT	2,008	542
American Water Works Co., Inc.	1,269	196
Apple, Inc.	2,183	299
Applied Materials, Inc.	399	57
AT&T, Inc.	1,833	53
Atmos Energy Corp.	960	92
AvalonBay Communities, Inc. REIT	652	136
Avangrid, Inc.	1,365	70
Bank of America Corp.	2,199	91
Berkshire Hathaway, Inc., Class B (a)	343	95
Boston Properties, Inc. REIT	633	73
Boyd Gaming Corp. (a)	1,699	104
Caesars Entertainment, Inc. (a)	687	71
Caterpillar, Inc.	203	44
Celanese Corp.	438	66
Charles Schwab Corp. (The)	689	50
Cheniere Energy, Inc. (a)	1,967	171
Coca-Cola Co. (The)	1,007	55
Columbia Property Trust, Inc. REIT	3,942	69
Comcast Corp., Class A	1,127	64
Copart, Inc. (a)	499	66
Costco Wholesale Corp.	138	55
Crown Castle International Corp. REIT	2,710	529
CSX Corp.	1,671	54
CyrusOne, Inc. REIT	1,290	92
Danaher Corp.	245	66
Edison International	1,875	108
Empire State Realty Trust, Inc., Class A REIT	12,780	153
Equinix, Inc. REIT	253	203
Eversource Energy	1,585	127
Facebook, Inc., Class A (a)	363	126
Globe Life, Inc.	570	54
Healthcare Trust of America, Inc., Class A REIT	2,928	78
Healthpeak Properties, Inc. REIT	8,098	270
Hilton Worldwide Holdings, Inc. (a)	451	54
Honeywell International, Inc.	268	59
Intuitive Surgical, Inc. (a)	90	83
Invitation Homes, Inc. REIT	4,594	171
Jacobs Engineering Group, Inc.	364	49
Johnson & Johnson	446	73
JPMorgan Chase & Co.	812	126

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
United States (cont'd)
Kimco Realty Corp. REIT	5,532	$115
Life Storage, Inc. REIT	1,277	137
Marathon Oil Corp.	4,551	62
Marriott International, Inc., Class A (a)	346	47
Mastercard, Inc., Class A	179	65
Medtronic PLC	464	58
Merck & Co., Inc.	831	65
Micron Technology, Inc. (a)	558	47
Microsoft Corp.	959	260
Motorola Solutions, Inc.	244	53
NETSTREIT Corp. REIT	4,586	106
NextEra Energy, Inc.	1,047	77
Norfolk Southern Corp.	206	55
NVIDIA Corp.	102	82
ONEOK, Inc.	2,662	148
Organon & Co. (a)	82	2
PepsiCo, Inc.	341	51
PNC Financial Services Group, Inc. (The)	295	56
Procter & Gamble Co. (The)	502	68
ProLogis, Inc. REIT	3,413	408
PTC, Inc. (a)	344	49
Public Storage REIT	1,146	345
QUALCOMM, Inc.	365	52
Republic Services, Inc.	816	90
RPT Realty REIT	9,498	123
salesforce.com, Inc. (a)	281	69
SBA Communications Corp. REIT	433	138
Schlumberger N.V.	2,289	73
Sempra Energy	1,490	197
Targa Resources Corp.	2,803	125
Tesla, Inc. (a)	124	84
Texas Instruments, Inc.	374	72
Thermo Fisher Scientific, Inc.	113	57
TJX Cos., Inc. (The)	817	55
UDR, Inc. REIT	3,468	170
Union Pacific Corp.	227	50
UnitedHealth Group, Inc.	198	79
Urban Edge Properties REIT	9,830	188
US Bancorp	924	53
Ventas, Inc. REIT	2,387	136
VICI Properties, Inc. REIT	5,460	169
Visa, Inc., Class A	300	70
Walt Disney Co. (The) (a)	477	84
Weingarten Realty Investors REIT	7,959	255
Wells Fargo & Co.	1,308	59
Welltower, Inc. REIT	3,270	272
Williams Cos., Inc. (The)	4,399	117
Xylem, Inc.	486	58
Zoom Video Communications, Inc., Class A (a)	81	31
		11,481
Total Common Stocks (Cost $17,243)		20,157
	Face Amount (000)	Value (000)
U.S. Treasury Securities (22.4%)
United States (22.4%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 7/15/22 - 1/15/31	$1,331	$1,441
0.38%, 7/15/23 - 1/15/27	1,701	1,854
0.50%, 1/15/28	274	307
0.75%, 2/15/42	223	272
0.88%, 1/15/29	264	306
1.00%, 2/15/46 - 2/15/48	324	425
2.00%, 1/15/26	254	299
2.13%, 2/15/40	105	157
3.88%, 4/15/29	93	130
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25 - 2/15/50	784	857
Total U.S. Treasury Securities (Cost $5,747)		6,048
	Shares
Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Companies (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	211,078	211
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $10; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $10)	$10	10
Merrill Lynch & Co., Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $28; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $28)	28	28
		38
Total Securities held as Collateral on Loaned Securities (Cost $249)		249
	Shares
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $874)	874,079	874
Total Short-Term Investments (Cost $1,123)		1,123
Total Investments (101.0%) (Cost $24,113) Including $298 of Securities Loaned (e)		27,328
Liabilities in Excess of Other Assets (–1.0%)		(272)
Net Assets (100.0%)		$27,056

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  Amount is less than 0.05%.

(e)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,330,000 and the aggregate gross unrealized depreciation is approximately $115,000, resulting in net unrealized appreciation of approximately $3,215,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

TIPS  Treasury Inflation Protected Security.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.5%
Equity Real Estate Investment Trusts (REITs)	24.8
U.S. Treasury Securities	22.3
Oil, Gas & Consumable Fuels	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $23,028)	$26,243
Investment in Security of Affiliated Issuer, at Value (Cost $1,085)	1,085
Total Investments in Securities, at Value (Cost $24,113)	27,328
Foreign Currency, at Value (Cost $87)	87
Cash from Securities Lending	7
Dividends Receivable	56
Due from Adviser	34
Receivable for Investments Sold	15
Interest Receivable	12
Tax Reclaim Receivable	6
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	66
Total Assets	27,611
Liabilities:
Collateral on Securities Loaned, at Value	256
Payable for Investments Purchased	205
Payable for Professional Fees	39
Payable for Custodian Fees	31
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	21
Total Liabilities	555
Net Assets	$27,056
Net Assets Consist of:
Paid-in-Capital	$23,950
Total Distributable Earnings	3,106
Net Assets	$27,056

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2012 (000)
CLASS I:
Net Assets	$25,570
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,222,586
Net Asset Value, Offering and Redemption Price Per Share	$11.50
CLASS A:
Net Assets	$183
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,919
Net Asset Value, Redemption Price Per Share	$11.52
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.16
CLASS C:
Net Assets	$1,291
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	112,922
Net Asset Value, Offering and Redemption Price Per Share	$11.44
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,041
Net Asset Value, Offering and Redemption Price Per Share	$11.50
(1) Including: Securities on Loan, at Value:	$298

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Real Assets Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$237
Interest from Securities of Unaffiliated Issuers	110
Income from Securities Loaned — Net	1
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	348
Expenses:
Advisory Fees (Note B)	65
Professional Fees	58
Custodian Fees (Note F)	36
Registration Fees	15
Shareholder Reporting Fees	13
Administration Fees (Note C)	9
Pricing Fees	9
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	3
Directors' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	7
Total Expenses	223
Expenses Reimbursed by Adviser (Note B)	(69)
Waiver of Advisory Fees (Note B)	(65)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	86
Net Investment Income	262
Realized Gain (Loss):
Investments Sold	733
Foreign Currency Translation	(2)
Net Realized Gain	731
Change in Unrealized Appreciation (Depreciation):
Investments	1,270
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	1,269
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,000
Net Increase in Net Assets Resulting from Operations	$2,262

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Real Assets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)		Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$262		$236
Net Realized Gain (Loss)	731		(924)
Net Change in Unrealized Appreciation (Depreciation)	1,269		1,199
Net Increase in Net Assets Resulting from Operations	2,262		511
Dividends and Distributions to Shareholders:
Class I	(60)		(235)
Class A	(—	@)	(— @)
Class C	(1)		(1)
Class IS	(—	@)	(— @)
Total Dividends and Distributions to Shareholders	(61)		(236)
Capital Share Transactions:(1)
Class I:
Subscribed	6,049		6,900
Distributions Reinvested	60		235
Redeemed	(620)		(194)
Class A:
Subscribed	132		24
Distributions Reinvested	—	@	— @
Redeemed	(—	@)	(23)
Class C:
Subscribed	1,025		50
Distributions Reinvested	1		1
Redeemed	(6)		(7)
Class IS:
Distributions Reinvested	—	@	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	6,641		6,986
Total Increase in Net Assets	8,842		7,261
Net Assets:
Beginning of Period	18,214		10,953
End of Period	$27,056		$18,214
(1) Capital Share Transactions:
Class I:
Shares Subscribed	542		703
Shares Issued on Distributions Reinvested	6		25
Shares Redeemed	(54)		(20)
Net Increase in Class I Shares Outstanding	494		708
Class A:
Shares Subscribed	12		2
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(—	@@)	(2)
Net Increase in Class A Shares Outstanding	12		— @@
Class C:
Shares Subscribed	93		6
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(1)		(1)
Net Increase in Class C Shares Outstanding	92		5
Class IS:
Shares Issued on Distributions Reinvested	—	@@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Real Assets Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	1.02		(0.14)		1.46		(0.79)
Total from Investment Operations	1.15		0.02		1.65		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.15)		(0.20)		(0.22)
Paid-in-Capital	—		—		(0.00	)(3)	(0.06)
Total Distributions	(0.03)		(0.15)		(0.20)		(0.28)
Net Asset Value, End of Period	$11.50		$10.38		$10.51		$9.06
Total Return(4)	11.11	%(7)	0.39%		18.35%		(6.70	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,570		$17,942		$10,728		$9,033
Ratio of Expenses Before Expense Limitation	2.02	%(8)	2.93%		3.82%		4.76	%(8)
Ratio of Expenses After Expense Limitation	0.77	%(5)(8)	0.77	%(5)	0.76	%(5)	0.76	%(5)(8)
Ratio of Net Investment Income	2.44	%(5)(8)	1.68	%(5)	1.88	%(5)	2.52	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	47	%(7)	68%		65%		26	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Real Assets Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$10.41		$10.53		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.11		0.15		0.11
Net Realized and Unrealized Gain (Loss)	0.98		(0.12)		1.47		(0.79)
Total from Investment Operations	1.13		(0.01)		1.62		(0.68)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.11)		(0.15)		(0.20)
Paid-in-Capital	—		—		(0.00	)(3)	(0.06)
Total Distributions	(0.02)		(0.11)		(0.15)		(0.26)
Net Asset Value, End of Period	$11.52		$10.41		$10.53		$9.06
Total Return(4)	10.91	%(7)	0.07%		17.93%		(6.90	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$183		$43		$42		$9
Ratio of Expenses Before Expense Limitation	4.44	%(8)	10.61%		7.63%		22.79	%(8)
Ratio of Expenses After Expense Limitation	1.15	%(5)(8)	1.14	%(5)	1.14	%(5)	1.14	%(5)(8)
Ratio of Net Investment Income	2.70	%(5)(8)	1.18	%(5)	1.46	%(5)	2.18	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	47	%(7)	68%		65%		26	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Real Assets Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$10.36		$10.50		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.05		0.07		0.07
Net Realized and Unrealized Gain (Loss)	0.98		(0.14)		1.48		(0.79)
Total from Investment Operations	1.10		(0.09)		1.55		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.05)		(0.11)		(0.16)
Paid-in-Capital	—		—		(0.00	)(3)	(0.06)
Total Distributions	(0.02)		(0.05)		(0.11)		(0.22)
Net Asset Value, End of Period	$11.44		$10.36		$10.50		$9.06
Total Return(4)	10.59	%(7)	(0.81)%		17.12%		(7.27	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,291		$218		$172		$9
Ratio of Expenses Before Expense Limitation	3.36	%(8)	5.10%		8.50%		23.55	%(8)
Ratio of Expenses After Expense Limitation	1.90	%(5)(8)	1.89	%(5)	1.89	%(5)	1.89	%(5)(8)
Ratio of Net Investment Income	2.12	%(5)(8)	0.54	%(5)	0.68	%(5)	1.37	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	47	%(7)	68%		65%		26	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

Real Assets Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	1.09		(0.13)		1.47		(0.79)
Total from Investment Operations	1.15		0.03		1.66		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.16)		(0.21)		(0.22)
Paid-in-Capital	—		—		(0.00	)(3)	(0.06)
Total Distributions	(0.03)		(0.16)		(0.21)		(0.28)
Net Asset Value, End of Period	$11.50		$10.38		$10.51		$9.06
Total Return(4)	11.12	%(7)	0.42%		18.37%		(6.69	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11		$11		$9
Ratio of Expenses Before Expense Limitation	17.30	%(8)	22.80%		22.24%		22.53	%(8)
Ratio of Expenses After Expense Limitation	0.75	%(5)(8)	0.74	%(5)	0.74	%(5)	0.74	%(5)(8)
Ratio of Net Investment Income	2.33	%(5)(8)	1.62	%(5)	1.90	%(5)	2.53	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	47	%(7)	68%		65%		26	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Real Assets Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$59	$—	$—	$59
Automobiles	143	—	—	143
Banks	636	—	—	636
Beverages	106	—	—	106
Biotechnology	72	—	—	72
Building Products	55	—	—	55
Capital Markets	50	—	—	50
Chemicals	143	—	—	143
Commercial Services & Supplies	156	—	—	156
Communications Equipment	53	—	—	53
Construction & Engineering	366	—	—	366
Consumer Finance	74	—	—	74
Diversified Financial Services	95	—	—	95
Diversified Telecommunication Services	395	—	—	395
Electric Utilities	756	—	—	756
Energy Equipment & Services	73	—	—	73
Entertainment	140	—	—	140
Equity Real Estate Investment Trusts (REITs)	6,720	—	—	6,720
Food & Staples Retailing	107	—	—	107
Food Products	63	—	—	63
Gas Utilities	364	—	—	364
Health Care Equipment & Supplies	254	—	—	254
Health Care Providers & Services	79	—	—	79
Hotels, Restaurants & Leisure	276	—	—	276
Household Products	68	—	—	68
Independent Power Producers & Energy Traders	45	—	—	45
Industrial Conglomerates	120	—	—	120
Information Technology Services	366	—	—	366
Insurance	176	—	—	176
Interactive Media & Services	339	—	—	339
Internet & Direct Marketing Retail	186	—	—	186
Life Sciences Tools & Services	57	—	—	57
Machinery	102	—	—	102
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Media	$64	$—	$—	$64
Metals & Mining	51	—	—	51
Multi-Line Retail	117	—	—	117
Multi-Utilities	549	—	—	549
Oil, Gas & Consumable Fuels	1,459	—	—	1,459
Pharmaceuticals	374	—	—	374
Professional Services	104	—	—	104
Real Estate	106	—	—	106
Real Estate Management & Development	1,092	—	—	1,092
Road & Rail	320	—	—	320
Semiconductors & Semiconductor Equipment	363	—	—	363
Software	613	—	—	613
Specialty Retail	55	—	—	55
Tech Hardware, Storage & Peripherals	299	—	—	299
Textiles, Apparel & Luxury Goods	192	—	—	192
Tobacco	49	—	—	49
Trading Companies & Distributors	400	—	—	400
Transportation Infrastructure	941	—	—	941
Water Utilities	315	—	—	315
Total Common Stocks	20,157	—	—	20,157
U.S. Treasury Securities	—	6,048	—	6,048
Short-Term Investments
Investment Company	1,085	—	—	1,085
Repurchase Agreements	—	38	—	38
Total Short-Term Investments	1,085	38	—	1,123
Total Assets	$21,242	$6,086	$—	$27,328

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$298	(a)	$—	$(298	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $256,000, of which approximately $249,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $7,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $60,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$256	$—	$—	$—	$256
Total Borrowings	$256	$—	$—	$—	$256
Gross amount of recognized liabilities for securities lending transactions					$256

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Noncash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as noncash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $65,000 of advisory fees were waived and approximately $72,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $14,731,000 and $9,118,000, respectively. For the six months ended June 30, 2021, purchases and sales of long-term U.S. Government securities were approximately $2,414,000 and $628,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,738	$7,255	$7,908	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$1,085

@ Amount is less than $500

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

years in the three-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$236	$—	$203	$3

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a prior year distribution in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$12	$(12)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$53	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $361,000 and $288,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.4%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Subsequent Events: At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board"), on behalf of the Fund, approved changing the Fund's name. Accordingly, effective August 31, 2021, the Fund's name will be changed to Multi-Asset Real Return Portfolio.

Effective August 31, 2021, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets while meeting the federal tax requirements that apply to regulated investment companies, like the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and better than its peer group average for the period since the middle of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIRASAN
3693562 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
U.S. Customer Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$1,169.70	$1,020.98	$4.14	$3.86	0.77%
US Core Portfolio Class A	1,000.00	1,167.90	1,019.59	5.64	5.26	1.05
US Core Portfolio Class C	1,000.00	1,163.30	1,015.72	9.82	9.15	1.83
US Core Portfolio Class IS	1,000.00	1,169.60	1,021.08	4.03	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Banks (14.0%)
First Republic Bank	19,441	$3,639
JPMorgan Chase & Co.	14,273	2,220
SVB Financial Group (a)	5,247	2,919
		8,778
Building Products (1.2%)
Fortune Brands Home & Security, Inc.	7,745	771
Capital Markets (4.7%)
Ameriprise Financial, Inc.	11,755	2,926
Commercial Services & Supplies (3.1%)
Waste Management, Inc.	14,071	1,972
Electric Utilities (2.3%)
NextEra Energy, Inc.	19,736	1,446
Equity Real Estate Investment Trusts (REITs) (5.3%)
SBA Communications Corp. REIT	2,090	666
STORE Capital Corp. REIT	76,879	2,653
		3,319
Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	4,126	1,633
Health Care Equipment & Supplies (8.7%)
Danaher Corp.	11,138	2,989
Edwards Lifesciences Corp. (a)	5,809	602
West Pharmaceutical Services, Inc.	5,239	1,881
		5,472
Health Care Providers & Services (1.8%)
Cigna Corp.	4,636	1,099
Health Care Technology (1.4%)
Veeva Systems, Inc., Class A (a)	2,882	896
Hotels, Restaurants & Leisure (8.6%)
Carnival Corp. (a)	13,378	353
Domino's Pizza, Inc.	3,568	1,664
MGM Resorts International	39,439	1,682
Planet Fitness, Inc., Class A (a)	22,819	1,717
		5,416
Household Durables (0.4%)
Lennar Corp., Class A	2,767	275
Information Technology Services (5.4%)
Euronet Worldwide, Inc. (a)	7,755	1,050
Mastercard, Inc., Class A	6,386	2,331
		3,381
Insurance (1.3%)
Brown & Brown, Inc.	4,149	221
Progressive Corp. (The)	5,980	587
		808
Interactive Media & Services (6.1%)
Alphabet, Inc., Class A (a)	1,564	3,819
Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	28,679	3,004
	Shares	Value (000)
Personal Products (3.2%)
Estee Lauder Cos., Inc. (The), Class A	6,360	$2,023
Software (8.5%)
Microsoft Corp.	19,726	5,344
Specialty Retail (1.6%)
Home Depot, Inc. (The)	3,167	1,010
Tech Hardware, Storage & Peripherals (8.1%)
Apple, Inc.	37,093	5,080
Textiles, Apparel & Luxury Goods (2.1%)
Lululemon Athletica, Inc. (a)	3,659	1,335
Trading Companies & Distributors (4.2%)
United Rentals, Inc. (a)	8,269	2,638
Total Common Stocks (Cost $47,538)		62,445
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $99)	98,577	99
Total Investments (99.6%) (Cost $47,637) (b)		62,544
Other Assets in Excess of Liabilities (0.4%)		247
Net Assets (100.0%)		$62,791

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,006,000 and the aggregate gross unrealized depreciation is approximately $99,000, resulting in net unrealized appreciation of approximately $14,907,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.1%
Banks	14.0
Health Care Equipment & Supplies	8.8
Hotels, Restaurants & Leisure	8.7
Software	8.5
Tech Hardware, Storage & Peripherals	8.1
Interactive Media & Services	6.1
Information Technology Services	5.4
Equity Real Estate Investment Trusts (REITs)	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $47,538)	$62,445
Investment in Security of Affiliated Issuer, at Value (Cost $99)	99
Total Investments in Securities, at Value (Cost $47,637)	62,544
Receivable for Fund Shares Sold	249
Dividends Receivable	30
Receivable from Affiliate	—	@
Other Assets	87
Total Assets	62,910
Liabilities:
Payable for Advisory Fees	43
Payable for Professional Fees	31
Payable for Fund Shares Redeemed	27
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Administration Fees	4
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	5
Total Liabilities	119
Net Assets	$62,791
Net Assets Consist of:
Paid-in-Capital	$47,850
Total Distributable Earnings	14,941
Net Assets	$62,791
CLASS I:
Net Assets	$41,292
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,951,613
Net Asset Value, Offering and Redemption Price Per Share	$21.16
CLASS A:
Net Assets	$14,809
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	704,923
Net Asset Value, Redemption Price Per Share	$21.01
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.16
Maximum Offering Price Per Share	$22.17
CLASS C:
Net Assets	$6,476
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	317,942
Net Asset Value, Offering and Redemption Price Per Share	$20.37
CLASS IS:
Net Assets	$214
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,095
Net Asset Value, Offering and Redemption Price Per Share	$21.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$229
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	229
Expenses:
Advisory Fees (Note B)	135
Professional Fees	53
Shareholder Services Fees — Class A (Note D)	12
Distribution and Shareholder Services Fees — Class C (Note D)	23
Registration Fees	22
Administration Fees (Note C)	18
Shareholder Reporting Fees	7
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	5
Total Expenses	290
Waiver of Advisory Fees (Note B)	(78)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	211
Net Investment Income	18
Realized Gain:
Investments Sold	502
Change in Unrealized Appreciation (Depreciation):
Investments	6,139
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,641
Net Increase in Net Assets Resulting from Operations	$6,659

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$18	$37
Net Realized Gain (Loss)	502	(496)
Net Change in Unrealized Appreciation (Depreciation)	6,139	4,188
Net Increase in Net Assets Resulting from Operations	6,659	3,729
Dividends and Distributions to Shareholders:
Class I	—	(58)
Class A	—	(16)
Class C	—	(9)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(83)
Capital Share Transactions:(1)
Class I:
Subscribed	20,511	9,406
Distributions Reinvested	—	58
Redeemed	(4,233)	(4,434)
Class A:
Subscribed	8,606	2,711
Distributions Reinvested	—	16
Redeemed	(947)	(1,283)
Class C:
Subscribed	2,822	1,177
Distributions Reinvested	—	9
Redeemed	(357)	(735)
Class IS:
Subscribed	175	—
Distributions Reinvested	—	— @
Redeemed	—	(10)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,577	6,915
Total Increase in Net Assets	33,236	10,561
Net Assets:
Beginning of Period	29,555	18,994
End of Period	$62,791	$29,555
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,031	570
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(206)	(342)
Net Increase in Class I Shares Outstanding	825	231
Class A:
Shares Subscribed	430	176
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(48)	(87)
Net Increase in Class A Shares Outstanding	382	90
Class C:
Shares Subscribed	145	75
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(19)	(59)
Net Increase in Class C Shares Outstanding	126	17
Class IS:
Shares Subscribed	9	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Increase (Decrease) in Class IS Shares Outstanding	9	(1)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$18.09		$14.61		$10.89		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.06		0.09		0.11		0.08		0.07
Net Realized and Unrealized Gain (Loss)	3.05		3.47		3.82		(1.47)		1.94		0.48
Total from Investment Operations	3.07		3.53		3.91		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		(0.05)		(0.05)		(0.10)
Net Realized Gain	—		(0.05)		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.05)		(0.19)		(0.16)		(0.06)		(0.10)
Net Asset Value, End of Period	$21.16		$18.09		$14.61		$10.89		$12.41		$10.45
Total Return(3)	16.97	%(6)	24.20%		36.01%		(11.00)%		19.33%		5.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,292		$20,377		$13,086		$7,532		$8,965		$7,314
Ratio of Expenses Before Expense Limitation	1.12	%(7)	1.97%		2.09%		2.31%		2.78%		3.62	%(7)
Ratio of Expenses After Expense Limitation	0.77	%(4)(7)	0.80	%(4)	0.78	%(4)	0.80	%(4)	0.78	%(4)	0.77	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.79	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.24	%(4)(7)	0.42	%(4)	0.71	%(4)	0.86	%(4)	0.68	%(4)	1.12	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	16	%(6)	54%		69%		60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$17.99		$14.58		$10.86		$12.38		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	0.01		0.05		0.07		0.04		0.04
Net Realized and Unrealized Gain (Loss)	3.02		3.45		3.82		(1.47)		1.92		0.49
Total from Investment Operations	3.02		3.46		3.87		(1.40)		1.96		0.53
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.01)		(0.01)		(0.09)
Net Realized Gain	—		(0.05)		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.05)		(0.15)		(0.12)		(0.02)		(0.09)
Net Asset Value, End of Period	$21.01		$17.99		$14.58		$10.86		$12.38		$10.44
Total Return(4)	16.79	%(7)	23.77%		35.68%		(11.35)%		18.80%		5.30	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,809		$5,807		$3,393		$1,833		$1,874		$1,406
Ratio of Expenses Before Expense Limitation	1.40	%(8)	2.29%		2.46%		2.68%		3.23%		4.12	%(8)
Ratio of Expenses After Expense Limitation	1.05	%(5)(8)	1.12	%(5)	1.15	%(5)	1.15	%(5)	1.15	%(5)	1.15	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.11	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.02	)%(5)(8)	0.07	%(5)	0.34	%(5)	0.55	%(5)	0.31	%(5)	0.66	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	16	%(7)	54%		69%		60%		57%		28	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$17.51		$14.30		$10.70		$12.28		$10.41		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.10)		(0.05)		(0.03)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.94		3.36		3.75		(1.44)		1.92		0.48
Total from Investment Operations	2.86		3.26		3.70		(1.47)		1.87		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.07)
Net Realized Gain	—		(0.05)		(0.10)		(0.11)		—		—
Total Distributions	—		(0.05)		(0.10)		(0.11)		—		(0.07)
Net Asset Value, End of Period	$20.37		$17.51		$14.30		$10.70		$12.28		$10.41
Total Return(4)	16.33	%(7)	22.84%		34.50%		(11.94)%		17.96%		4.79	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,476		$3,353		$2,489		$1,563		$1,831		$1,377
Ratio of Expenses Before Expense Limitation	2.17	%(8)	3.07%		3.23%		3.44%		3.94%		4.99	%(8)
Ratio of Expenses After Expense Limitation	1.83	%(5)(8)	1.90	%(5)	1.90	%(5)	1.90	%(5)	1.90	%(5)	1.90	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.90	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.82	)%(5)(8)	(0.68	)%(5)	(0.39	)%(5)	(0.22	)%(5)	(0.43	)%(5)	(0.05	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	16	%(7)	54%		69%		60%		57%		28	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

US Core Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,								Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$18.10		$14.61		$10.88		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.07		0.10		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	3.05		3.47		3.83		(1.48)		1.94		0.48
Total from Investment Operations	3.07		3.54		3.93		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.10)		(0.06)		(0.01)		(0.10)
Net Realized Gain	—		(0.05)		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		—		(0.05)		—
Total Distributions	—		(0.05)		(0.20)		(0.17)		(0.06)		(0.10)
Net Asset Value, End of Period	$21.17		$18.10		$14.61		$10.88		$12.41		$10.45
Total Return(3)	16.96	%(6)	24.27%		36.17%		(11.04)%		19.37%		5.52	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$214		$18		$26		$11		$12		$10
Ratio of Expenses Before Expense Limitation	2.47	%(7)	13.73%		16.90%		16.44%		19.96%		19.22	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)	0.75	%(4)	0.75	%(4)	0.75	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.75	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.24	%(4)(7)	0.50	%(4)	0.74	%(4)	0.92	%(4)	0.71	%(4)	1.17	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	16	%(6)	54%		69%		60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$8,778	$—	$—	$8,778
Building Products	771	—	—	771
Capital Markets	2,926	—	—	2,926
Commercial Services & Supplies	1,972	—	—	1,972
Electric Utilities	1,446	—	—	1,446
Equity Real Estate Investment Trusts (REITs)	3,319	—	—	3,319
Food & Staples Retailing	1,633	—	—	1,633
Health Care Equipment & Supplies	5,472	—	—	5,472
Health Care Providers & Services	1,099	—	—	1,099
Health Care Technology	896	—	—	896
Hotels, Restaurants & Leisure	5,416	—	—	5,416
Household Durables	275	—	—	275
Information Technology Services	3,381	—	—	3,381
Insurance	808	—	—	808

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$3,819	$—	$—	$3,819
Oil, Gas & Consumable Fuels	3,004	—	—	3,004
Personal Products	2,023	—	—	2,023
Software	5,344	—	—	5,344
Specialty Retail	1,010	—	—	1,010
Tech Hardware, Storage & Peripherals	5,080	—	—	5,080
Textiles, Apparel & Luxury Goods	1,335	—	—	1,335
Trading Companies & Distributors	2,638	—	—	2,638
Total Common Stocks	62,445	—	—	62,445
Short-Term Investment
Investment Company	99	—	—	99
Total Assets	$62,544	$—	$—	$62,544

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $78,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $34,016,000 and $7,313,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$459	$20,654	$21,014	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$99

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$83	$92	$125

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$34	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $456,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.2%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year period and the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
3694061 EXP 08.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2021

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,208.60	$1,020.33	$4.93	$4.51	0.90%
U.S. Real Estate Portfolio Class A	1,000.00	1,205.90	1,018.94	6.45	5.91	1.18
U.S. Real Estate Portfolio Class L	1,000.00	1,203.80	1,016.12	9.56	8.75	1.75
U.S. Real Estate Portfolio Class C	1,000.00	1,202.10	1,014.88	10.92	9.99	2.00
U.S. Real Estate Portfolio Class IS	1,000.00	1,208.80	1,020.68	4.55	4.16	0.83
U.S. Real Estate Portfolio Class IR	1,000.00	1,208.80	1,020.68	4.55	4.16	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Apartments (11.4%)
American Campus Communities, Inc. REIT	24,726	$1,155
AvalonBay Communities, Inc. REIT	9,677	2,020
UDR, Inc. REIT	45,976	2,252
		5,427
Data Centers (10.9%)
CyrusOne, Inc. REIT	8,220	588
Equinix, Inc. REIT	5,300	4,254
GDS Holdings Ltd. ADR (China) (a)	4,146	325
		5,167
Diversified (1.0%)
JBG SMITH Properties REIT	14,582	460
Free Standing (3.3%)
Agree Realty Corp. REIT	8,702	613
NETSTREIT Corp. REIT	41,054	947
		1,560
Health Care (18.3%)
Healthcare Trust of America, Inc., Class A REIT	25,207	673
Healthpeak Properties, Inc. REIT	74,811	2,490
Medical Properties Trust, Inc. REIT	33,680	677
Ventas, Inc. REIT	22,768	1,300
Welltower, Inc. REIT	42,827	3,559
		8,699
Industrial (9.8%)
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	547
Prologis, Inc. REIT	34,270	4,096
		4,643
Lodging/Resorts (4.2%)
Boyd Gaming Corp. (a)	7,801	480
Caesars Entertainment, Inc. (a)	3,407	353
Host Hotels & Resorts, Inc. REIT (a)	48,291	825
RLJ Lodging Trust REIT	22,645	345
		2,003
Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	12,615	937
Office (7.2%)
Alexandria Real Estate Equities, Inc. REIT	7,812	1,421
Columbia Property Trust, Inc. REIT	26,166	455
Empire State Realty Trust, Inc., Class A REIT	59,109	709
Kilroy Realty Corp. REIT	11,853	826
		3,411
Regional Malls (4.5%)
Simon Property Group, Inc. REIT	16,562	2,161
Self Storage (10.1%)
Life Storage, Inc. REIT	7,250	779
Public Storage REIT	13,410	4,032
		4,811
	Shares	Value (000)
Shopping Centers (8.8%)
Brixmor Property Group, Inc. REIT	46,651	$1,068
Kimco Realty Corp. REIT	23,016	480
Retail Properties of America, Inc., Class A REIT	55,000	630
RPT Realty REIT	63,841	828
Weingarten Realty Investors REIT	36,514	1,171
		4,177
Single Family Homes (3.0%)
Invitation Homes, Inc. REIT	38,389	1,432
Specialty (4.8%)
Lamar Advertising Co., Class A REIT	6,008	627
VICI Properties, Inc. REIT	54,317	1,685
		2,312
Total Common Stocks (Cost $35,937)		47,200
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $903)	903,059	903
Total Investments (101.2%) (Cost $36,840) (d)		48,103
Liabilities in Excess of Other Assets (–1.2%)		(579)
Net Assets (100.0%)		$47,524

(a)  Non-income producing security.

(b)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of approximately $0. At June 30, 2021, this security had an aggregate market value of approximately $547,000, representing 1.2% of net assets.

(c)  At June 30, 2021, the Fund held a fair valued security valued at approximately $547,000, representing 1.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,428,000 and the aggregate gross unrealized depreciation is approximately $165,000, resulting in net unrealized appreciation of approximately $11,263,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.5%
Health Care	18.1
Apartments	11.3
Data Centers(a)	10.7
Self Storage	10.0
Industrial	9.6
Shopping Centers	8.7
Office	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $35,937)	$47,200
Investment in Security of Affiliated Issuer, at Value (Cost $903)	903
Total Investments in Securities, at Value (Cost $36,840)	48,103
Foreign Currency, at Value (Cost $3)	3
Receivable for Investments Sold	419
Dividends Receivable	100
Receivable for Fund Shares Sold	4
Receivable from Affiliate	—	@
Other Assets	103
Total Assets	48,732
Liabilities:
Payable for Investments Purchased	1,047
Payable for Professional Fees	32
Payable for Sub Transfer Agency Fees — Class I	18
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	17
Payable for Advisory Fees	11
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	3
Other Liabilities	60
Total Liabilities	1,208
Net Assets	$47,524
Net Assets Consist of:
Paid-in-Capital	$40,741
Total Distributable Earnings	6,783
Net Assets	$47,524

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2021 (000)
CLASS I:
Net Assets	$32,962
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,112,094
Net Asset Value, Offering and Redemption Price Per Share	$10.59
CLASS A:
Net Assets	$12,100
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,199,929
Net Asset Value, Redemption Price Per Share	$10.08
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.64
CLASS L:
Net Assets	$1,869
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	186,007
Net Asset Value, Offering and Redemption Price Per Share	$10.05
CLASS C:
Net Assets	$439
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	44,016
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS IS:
Net Assets	$145
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,664
Net Asset Value, Offering and Redemption Price Per Share	$10.59
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	814
Net Asset Value, Offering and Redemption Price Per Share	$10.59

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $-@ of foreign Taxes Withheld)	$541
Dividends from Security of Affiliated Issuer (Note G)	—	@
Non-Cash Dividends from Securities of Unaffiliated Issuers	101
Income from Securities Loaned — Net	—	@
Total Investment Income	642
Expenses:
Advisory Fees (Note B)	162
Professional Fees	54
Registration Fees	32
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	15
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Administration Fees (Note C)	18
Shareholder Reporting Fees	16
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	8
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	6
Total Expenses	352
Waiver of Advisory Fees (Note B)	(107)
Reimbursement of Class Specific Expenses — Class I (Note B)	(9)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	232
Net Investment Income	410
Realized Gain:
Investments Sold	8,236
Foreign Currency Translation	—	@
Net Realized Gain	8,236
Change in Unrealized Appreciation (Depreciation):
Investments	169
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	169
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,405
Net Increase in Net Assets Resulting from Operations	$8,815

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$410	$1,257
Net Realized Gain (Loss)	8,236	(7,920)
Net Change in Unrealized Appreciation (Depreciation)	169	(36,112)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,815	(42,775)
Dividends and Distributions to Shareholders:
Class I	(101)	(1,465)
Class A	(28)	(330)
Class L	(2)	(30)
Class C	— @	(3)
Class IS	— @	(94)
Class IR	— @	(— @)
Paid-in-Capital:
Class I	—	(273)
Class A	—	(62)
Class L	—	(5)
Class C	—	(1)
Class IS	—	(17)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	(131)	(2,280)
Capital Share Transactions:(1)
Class I:
Subscribed	1,588	10,619
Distributions Reinvested	99	1,717
Redeemed	(8,635)	(81,226)
Class A:
Subscribed	961	2,945
Distributions Reinvested	28	388
Redeemed	(2,017)	(16,948)
Class L:
Exchanged	— @	209
Distributions Reinvested	2	35
Redeemed	(36)	(394)
Class C:
Subscribed	211	62
Distributions Reinvested	— @	4
Redeemed	(31)	(41)
Class IS:
Subscribed	5	484
Distributions Reinvested	— @	111
Redeemed	(6)	(8,403)
Class IR:
Distributions Reinvested	— @	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,831)	(90,438)
Total Increase (Decrease) in Net Assets	853	(135,493)
Net Assets:
Beginning of Period	46,671	182,164
End of Period	$47,524	$46,671

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	166	1,302
Shares Issued on Distributions Reinvested	10	240
Shares Redeemed	(898)	(9,879)
Net Decrease in Class I Shares Outstanding	(722)	(8,337)
Class A:
Shares Subscribed	105	365
Shares Issued on Distributions Reinvested	3	58
Shares Redeemed	(226)	(2,193)
Net Decrease in Class A Shares Outstanding	(118)	(1,770)
Class L:
Shares Exchanged	—	28
Shares Issued on Distributions Reinvested	— @@	5
Shares Redeemed	(4)	(48)
Net Decrease in Class L Shares Outstanding	(4)	(15)
Class C:
Shares Subscribed	22	8
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(3)	(6)
Net Increase in Class C Shares Outstanding	19	3
Class IS:
Shares Subscribed	— @@	53
Shares Issued on Distributions Reinvested	— @@	17
Shares Redeemed	(1)	(1,167)
Net Increase (Decrease) in Class IS Shares Outstanding	(1)	(1,097)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.79		$11.08		$10.82		$15.24		$17.21		$17.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.13		0.26		0.34		0.37		0.31
Net Realized and Unrealized Gain (Loss)	1.74		(2.18)		1.69		(1.33)		0.16		0.91
Total from Investment Operations	1.83		(2.05)		1.95		(0.99)		0.53		1.22
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.20)		(0.40)		(0.34)		(0.26)		(0.38)
Net Realized Gain	—		—		(1.29)		(3.09)		(2.24)		(1.49)
Paid-in-Capital	—		(0.04)		—		—		—		—
Total Distributions	(0.03)		(0.24)		(1.69)		(3.43)		(2.50)		(1.87)
Net Asset Value, End of Period	$10.59		$8.79		$11.08		$10.82		$15.24		$17.21
Total Return(3)	20.86	%(7)	(18.05)%		18.40%		(8.44)%		3.31%		6.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,962		$33,708		$134,856		$177,690		$331,637		$494,967
Ratio of Expenses Before Expense Limitation	1.43	%(8)	1.19%		1.02%		1.02%		1.02%		1.02%
Ratio of Expenses After Expense Limitation	0.90	%(4)(8)	0.90	%(4)	0.90	%(4)	0.95	%(4)(5)	1.00	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.90	%(4)	N/A		0.95	%(4)	1.00	%(4)	N/A
Ratio of Net Investment Income	1.87	%(4)(8)	1.52	%(4)	2.18	%(4)	2.44	%(4)	2.19	%(4)	1.73	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%		43%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.38		$10.56		$10.38		$14.76		$16.74		$17.42
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.09		0.22		0.29		0.31		0.24
Net Realized and Unrealized Gain (Loss)	1.65		(2.06)		1.61		(1.28)		0.15		0.89
Total from Investment Operations	1.72		(1.97)		1.83		(0.99)		0.46		1.13
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.17)		(0.36)		(0.30)		(0.20)		(0.32)
Net Realized Gain	—		—		(1.29)		(3.09)		(2.24)		(1.49)
Paid-in-Capital	—		(0.04)		—		—		—		—
Total Distributions	(0.02)		(0.21)		(1.65)		(3.39)		(2.44)		(1.81)
Net Asset Value, End of Period	$10.08		$8.38		$10.56		$10.38		$14.76		$16.74
Total Return(3)	20.59	%(7)	(18.28)%		18.02%		(8.71)%		2.98%		6.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,100		$11,043		$32,596		$34,459		$55,640		$76,082
Ratio of Expenses Before Expense Limitation	1.65	%(8)	1.52%		1.31%		1.30%		N/A		1.30%
Ratio of Expenses After Expense Limitation	1.18	%(4)(8)	1.25	%(4)	1.22	%(4)	1.26	%(4)(5)	1.34	%(4)	1.29	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(4)	N/A		1.26	%(4)	1.34	%(4)	N/A
Ratio of Net Investment Income	1.64	%(4)(8)	1.09	%(4)	1.91	%(4)	2.14	%(4)	1.87	%(4)	1.37	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%		43%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.36		$10.55		$10.37		$14.74		$16.73		$17.41
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.09		0.16		0.23		0.22		0.15
Net Realized and Unrealized Gain (Loss)	1.65		(2.11)		1.61		(1.28)		0.15		0.89
Total from Investment Operations	1.70		(2.02)		1.77		(1.05)		0.37		1.04
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.13)		(0.30)		(0.23)		(0.12)		(0.23)
Net Realized Gain	—		—		(1.29)		(3.09)		(2.24)		(1.49)
Paid-in-Capital	—		(0.04)		—		—		—		—
Total Distributions	(0.01)		(0.17)		(1.59)		(3.32)		(2.36)		(1.72)
Net Asset Value, End of Period	$10.05		$8.36		$10.55		$10.37		$14.74		$16.73
Total Return(3)	20.38	%(7)	(18.77)%		17.43%		(9.16)%		2.37%		5.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,869		$1,586		$2,164		$2,057		$2,787		$3,471
Ratio of Expenses Before Expense Limitation	2.25	%(8)	2.11%		1.88%		1.84%		1.89%		1.84%
Ratio of Expenses After Expense Limitation	1.75	%(4)(8)	1.75	%(4)	1.75	%(4)	1.79	%(4)(5)	1.85	%(4)	1.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.75	%(4)	N/A		1.79	%(4)	1.85	%(4)	N/A
Ratio of Net Investment Income	1.09	%(4)(8)	1.41	%(4)	1.42	%(4)	1.71	%(4)	1.37	%(4)	0.84	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%		43%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.85% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.31		$10.48		$10.31		$14.68		$16.67		$17.36
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.09		0.14		0.19		0.20		0.13
Net Realized and Unrealized Gain (Loss)	1.64		(2.10)		1.59		(1.29)		0.13		0.87
Total from Investment Operations	1.68		(2.01)		1.73		(1.10)		0.33		1.00
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.12)		(0.27)		(0.18)		(0.08)		(0.20)
Net Realized Gain	—		—		(1.29)		(3.09)		(2.24)		(1.49)
Paid-in-Capital	—		(0.04)		—		—		—		—
Total Distributions	(0.01)		(0.16)		(1.56)		(3.27)		(2.32)		(1.69)
Net Asset Value, End of Period	$9.98		$8.31		$10.48		$10.31		$14.68		$16.67
Total Return(3)	20.21	%(7)	(18.91)%		17.07%		(9.47)%		2.14%		5.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$439		$206		$232		$338		$486		$427
Ratio of Expenses Before Expense Limitation	3.11	%(8)	3.39%		2.92%		2.75%		2.46%		3.13%
Ratio of Expenses After Expense Limitation	2.00	%(4)(8)	2.00	%(4)	2.00	%(4)	2.05	%(4)(5)	2.10	%(4)	2.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.00	%(4)	N/A		2.05	%(4)	2.10	%(4)	N/A
Ratio of Net Investment Income	0.97	%(4)(8)	1.20	%(4)	1.18	%(4)	1.39	%(4)	1.21	%(4)	0.73	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%		43%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.10% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.79		$11.08		$10.82		$15.24		$17.22		$17.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.09		0.25		0.28		0.39		0.33
Net Realized and Unrealized Gain (Loss)	1.73		(2.13)		1.71		(1.26)		0.14		0.92
Total from Investment Operations	1.83		(2.04)		1.96		(0.98)		0.53		1.25
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.21)		(0.41)		(0.35)		(0.27)		(0.40)
Net Realized Gain	—		—		(1.29)		(3.09)		(2.24)		(1.49)
Paid-in-Capital	—		(0.04)		—		—		—		—
Total Distributions	(0.03)		(0.25)		(1.70)		(3.44)		(2.51)		(1.89)
Net Asset Value, End of Period	$10.59		$8.79		$11.08		$10.82		$15.24		$17.22
Total Return(3)	20.88	%(7)	(17.98)%		18.48%		(8.36)%		3.32%		6.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$145		$121		$12,307		$29,523		$196,536		$195,490
Ratio of Expenses Before Expense Limitation	4.28	%(8)	1.20%		1.04%		0.97%		N/A		0.90%
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	0.91	%(4)(5)	0.93	%(4)	0.89	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.83	%(4)	N/A		0.91	%(4)	0.93	%(4)	N/A
Ratio of Net Investment Income	2.01	%(4)(8)	1.00	%(4)	2.09	%(4)	1.98	%(4)	2.33	%(4)	1.79	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%		43%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2021		Year Ended December 31,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$8.79		$11.08		$10.82		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.20		0.33		0.43
Net Realized and Unrealized Gain (Loss)	1.73		(2.24)		1.63		(0.98)
Total from Investment Operations	1.83		(2.04)		1.96		(0.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.21)		(0.41)		(0.28)
Net Realized Gain	—		—		(1.29)		(3.09)
Paid-in-Capital	—		(0.04)		—		—
Total Distributions	(0.03)		(0.25)		(1.70)		(3.37)
Net Asset Value, End of Period	$10.59		$8.79		$11.08		$10.82
Total Return(3)	20.88	%(7)	(17.98)%		18.48%		(5.73	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$7		$9		$7
Ratio of Expenses Before Expense Limitation	23.46	%(8)	30.10%		23.80%		19.12	%(8)
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	0.84	%(4)(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.83	%(4)	N/A		0.84	%(4)(8)
Ratio of Net Investment Income	2.01	%(4)(8)	2.40	%(4)	2.70	%(4)	4.23	%(4)(8)
Ratio of Rebate from Morgan Stanley Affiliates	N/A		N/A		0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	77	%(7)	39%		21%		39%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IR shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$5,427	$—	$—	$5,427
Data Centers	5,167	—	—	5,167
Diversified	460	—	—	460
Free Standing	1,560	—	—	1,560
Health Care	8,699	—	—	8,699
Industrial	4,096	—	547	4,643
Lodging/Resorts	2,003	—	—	2,003
Manufactured Homes	937	—	—	937
Office	3,411	—	—	3,411
Regional Malls	2,161	—	—	2,161
Self Storage	4,811	—	—	4,811
Shopping Centers	4,177	—	—	4,177
Single Family Homes	1,432	—	—	1,432
Specialty	2,312	—	—	2,312
Total Common Stocks	46,653	—	547	47,200
Short-Term Investment
Investment Company	903	—	—	903
Total Assets	$47,556	$—	$547	$48,103

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$530
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	17
Realized gains (losses)	—
Ending Balance	$547
Net change in unrealized depreciation from investments still held as of June 30, 2021	$17

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:
Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input
Common Stock	$547	Reported Capital balance,
adjustments for NAV
practical expedient;
including adjustments
for subsequent
Capital Calls, Return
of Capital and Significant
Market Changes between
last Capital Statement and
	Valuation Date	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

5.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2021, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000, which represents 93.0% of the commitment.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.24% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class IS shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $107,000 of advisory fees were waived and approximately $13,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $35,249,000 and $41,643,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,051	$11,215	$11,363	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$903

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:			2019 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,906	$358	$16	$6,211	$21,703

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the Fund had no distributable earnings on a tax basis.

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $898,000 and $8,502,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and actual management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
3691512 EXP 08.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 18, 2021